UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

August 31, 2019

Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

    (Formerly known as Xtrackers Russell 1000 US QARP ETF)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our five comprehensive factor equity ETFs for the period ended August 31, 2019.

Global economies continued to grow, albeit at a slower pace, as trade and geopolitical tensions among large economies resulted in a lackluster economic backdrop. Labor markets and a growing service sector were the building blocks that aided in continued positive gross domestic product (GDP) readings of developed economies. Lower unemployment rates spurred domestic consumption in these economies, which offset the negative impact of a de-levered external trade void. Shielding from the harsh impact of tariffs1, accommodative backing continued from all major central banks, including the Federal Reserve Board (FRB), which took a temporary detour from its gradual tightening mandate.

In the U.S., despite equity markets facing a slump in the initial period, higher reported retail sales and heavy weight stocks anchored the index in recovering to its all-time-high position. Inflation hovered around targets and unemployment rates sustained at record lows, as they were tail winded by earlier thrusts from a pleasant business sentiment and increased consumer spending. However, as trade partners started retaliating with their set of tariffs against the U.S., business sentiment was affected, weighing on overall economic expansion. The FRB took note and responded with a minor cut to the federal funds rate of .25 percent. It also stated that the rate cut was aimed at countering only current hurdles and it was confident of the overall state of the economy.

Economic acceleration slowed in the export-driven Eurozone, as its powerhouse, Germany, lost steam owing to a lower geared auto sector. In addition, political ruffles within Italy and the U.K. burdened the scope of the Euro region and were the main areas of focus of investors and administrators. Despite consumer spending being on the rise, inflation numbers were far below their target levels compared to 2018. The European Central Bank continued to hold ground and initiate support, but with the uncertainty over a consolidated reserve from the Eurozone, the planning committee may have to come to a solid consensus to make ends meet in the future.

Among emerging economies, China’s growth was drawn down as it was the direct target of the trade war and mounting off-balance-sheet borrowings by state-owned enterprises. The Japanese economy, on the other hand, expanded during the review period, riding on higher public investment. Nevertheless, a reduction in capital expenditure made the Bank of Japan continue with its negative interest rate policy. Among other developing economies, India’s abated GDP came as a shock, weighed by cash-strapped manufacturing and automobile sectors, which suffered from increasing public finance, non-performing assets and a lack of consumer demand.

Geopolitical tensions continue to command the attention of financial markets. Trade frictions between the U.S. and China and a no-deal Brexit2 are a few examples. At this point, emerging economies can rise to the occasion if they plan their infrastructure in such a manner that they can supply to global markets substitutes of products that nations directly impacted by tariffs currently provide. However, whether markets remain relatively calm, or we do in fact witness some episodic volatility, our view is that retaining a diversified factor approach is right. It takes advantage of the relatively uncorrelated nature of their excess returns, and mitigates the need to try and time a particular market cycle.

1

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Tariffs are used to restrict imports by increasing the price of goods and services purchased from overseas and making them less attractive to consumers. A specific tariff is levied as a fixed fee based on the type of item.

2 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers FTSE Developed ex-US Comprehensive Factor ETF

The Xtrackers FTSE Developed ex-US Comprehensive Factor ETF (DEEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the DEEF Index). The DEEF Index is designed to provide exposure to developed international equities (except the United States) based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2019, DEEF shares returned -4.51%, compared to the DEEF Index return of -4.23%.

The Materials and Consumer Discretionary were primary negative contributors to performance, while the Real Estate Sector was the major positive contributor to performance. From a geographical perspective, Japan and United Kingdom were the major negative contributors, while Australia and China contributed positively to performance.

Xtrackers FTSE Emerging Comprehensive Factor ETF

The Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the DEMG Index). The DEMG Index is designed to provide exposure to emerging market equities based on five factors — value, momentum, quality, low volatility, and size. For the 12-month period ended August 31, 2019, DEMG shares returned -4.69%, compared to the DEMG Index return of -3.99%.

The majority of sectors contributed negatively to performance during the period with Energy and Materials sectors detracting the most from performance. Financials, Utilities and Communication services were the positive contributors to performance. From a geographical perspective, China, South Africa and Mexico were the major negative contributors, while Brazil contributed positively to performance.

Xtrackers Russell 1000 Comprehensive Factor ETF

The Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the DEUS Index). The DEUS Index is designed to provide exposure to large-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2019, DEUS shares returned 1.53%, compared to the DEUS Index return of 1.66%.

The Utilities, Information Technology and Real Estate sectors were the primary positive contributors to performance, while Energy and Industrials sectors were major negative contributors to performance.

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

The Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the QARP Index). The QARP Index is a multifactor index designed to capture exposure to large-cap U.S. equities that exhibit strong quality and value factor characteristics. For the 12-month period ended August 31, 2019, QARP shares returned 1.03%, compared to the QARP Index return of 1.21%.

The Consumer Staples, Information Technology and Consumer Discretionary sectors were the primary positive contributors to performance, while Energy and Health Care sectors were major negative contributors to performance.

Xtrackers Russell 2000 Comprehensive Factor ETF

The Xtrackers Russell 2000 Comprehensive Factor ETF (DESC) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the DESC Index). The DESC Index is designed to provide exposure to small-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2019, DESC shares returned -14.11%, compared to the DESC Index return of -14.01%.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The majority of sectors contributed negatively to performance during the period with Financials, Consumer Discretionary and Industrials detracting the most from performance. Utilities and Real Estate sectors were the only positive contributors to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-15 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

The Xtrackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	-4.51%	-4.58%	-4.23%	-3.73%
Since Inception[1]	4.84%	4.79%	5.50%	4.89%

Cumulative Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	-4.51%	-4.58%	-4.23%	-3.73%
Since Inception[1]	19.53%	19.29%	22.39%	19.72%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, as supplemented March 5, 2019, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2019

Industrials	22.8%
Real Estate	16.0%
Consumer Staples	10.2%
Consumer Discretionary	9.4%
Utilities	9.1%
Materials	7.9%
Financials	6.4%
Communication Services	5.4%
Health Care	4.6%
Information Technology	4.1%
Energy	4.1%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (8.2% of Net Assets)

Description	% of Net Assets
Link (Hong Kong)	1.2%
Dexus (Australia)	1.0%
GPT Group (Australia)	1.0%
Mirvac Group (Australia)	0.9%
Koninklijke Ahold Delhaize NV (Netherlands)	0.8%
Segro PLC (United Kingdom)	0.8%
Castellum AB (Sweden)	0.7%
LEG Immobilien AG (Germany)	0.6%
3i Group PLC (United Kingdom)	0.6%
Ferguson PLC (United Kingdom)	0.6%

Country Diversification* as of August 31, 2019

Japan	22.9%
United Kingdom	13.7%
Australia	11.5%
Canada	6.7%
France	4.6%
Sweden	4.5%
Hong Kong	4.2%
Germany	4.0%
Singapore	3.6%
Switzerland	2.9%
Spain	2.8%
South Korea	2.7%
Netherlands	2.6%
Israel	2.1%
Other	11.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers FTSE Emerging Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	FTSE Emerging Comprehensive Factor Index	FTSE Emerging Net Tax (US RIC) Index
One Year	-4.69%	-4.65%	-3.99%	-0.94%
Since Inception[1]	2.27%	2.28%	3.59%	7.69%

Cumulative Total Returns

	Net Asset Value	Market Value	FTSE Emerging Comprehensive Factor Index	FTSE Emerging Net Tax (US RIC) Index
One Year	-4.69%	-4.65%	-3.99%	-0.94%
Since Inception[1]	7.85%	7.90%	12.63%	28.37%

1 Total returns are calculated based on the commencement of operations, April 19, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.50%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 19, 2016.

Sector Diversification* as of August 31, 2019

Industrials	12.6%
Financials	12.0%
Energy	11.6%
Consumer Staples	11.1%
Information Technology	10.0%
Utilities	9.3%
Materials	9.1%
Consumer Discretionary	7.2%
Real Estate	7.1%
Communication Services	7.0%
Health Care	3.0%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (9.8% of Net Assets)

Description	% of Net Assets
China Petroleum & Chemical Corp. (China)	1.3%
Qatar Fuel QSC (Qatar)	1.1%
Fibra Uno Administracion SA de CV (Mexico)	1.1%
China Shenhua Energy Co. Ltd. (China)	1.1%
PetroChina Co. Ltd. (China)	1.0%
MOL Hungarian Oil & Gas PLC (Hungary)	1.0%
Novatek Microelectronics Corp. (Taiwan)	0.9%
Intouch Holdings PCL, NVDR (Thailand)	0.8%
Chicony Electronics Co. Ltd. (Taiwan)	0.8%
Electricity Generating PCL, NVDR (Thailand)	0.7%

Country Diversification* as of August 31, 2019

China	17.5%
Taiwan	15.4%
Brazil	8.9%
India	7.5%
South Africa	6.9%
Mexico	6.3%
Thailand	5.9%
Russia	4.7%
Malaysia	4.6%
Hong Kong	3.6%
Qatar	3.0%
Chile	2.6%
Turkey	2.5%
Philippines	2.2%
Indonesia	2.0%
Other	6.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 31.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	1.53%	1.47%	1.66%	2.49%
Since Inception[1]	10.29%	10.28%	10.51%	11.50%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	1.53%	1.47%	1.66%	2.49%
Since Inception[1]	44.69%	44.64%	45.78%	50.79%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.17%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2019

Industrials	16.9%
Information Technology	14.9%
Consumer Discretionary	13.8%
Financials	12.3%
Utilities	9.4%
Real Estate	8.6%
Health Care	7.9%
Consumer Staples	6.7%
Materials	5.1%
Communication Services	3.1%
Energy	1.3%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (5.7% of Net Assets)

Description	% of Net Assets
CDW Corp.	0.7%
Lam Research Corp.	0.7%
Cummins, Inc.	0.6%
Dollar General Corp.	0.6%
Darden Restaurants, Inc.	0.6%
Apartment Investment & Management Co.	0.5%
Medical Properties Trust, Inc.	0.5%
Starbucks Corp.	0.5%
Synopsys, Inc.	0.5%
Progressive Corp.	0.5%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 42.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	1.03%	0.88%	1.21%	2.49%
Since Inception[1]	7.45%	7.36%	7.67%	9.39%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	1.03%	0.88%	1.21%	2.49%
Since Inception[1]	10.64%	10.52%	10.97%	13.47%

1 Total returns are calculated based on the commencement of operations, April 5, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.19%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 5, 2018.

Sector Diversification* as of August 31, 2019

Information Technology	24.0%
Consumer Discretionary	14.1%
Industrials	12.2%
Health Care	12.0%
Communication Services	11.0%
Energy	9.4%
Consumer Staples	8.1%
Financials	4.1%
Materials	2.3%
Real Estate	2.0%
Utilities	0.8%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (31.3% of Net Assets)

Description	% of Net Assets
Apple, Inc.	5.1%
Alphabet, Inc.	4.4%
Exxon Mobil Corp.	3.4%
Intel Corp.	3.3%
Facebook, Inc.	2.9%
Home Depot, Inc.	2.8%
Visa, Inc.	2.6%
Johnson & Johnson	2.5%
Chevron Corp.	2.3%
Mastercard, Inc.	2.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 52.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers Russell 2000 Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 2000 Comprehensive Factor Index	Russell 2000 Index Total Return
One Year	-14.11%	-14.26%	-14.01%	-12.89%
Since Inception[1]	10.14%	10.06%	10.42%	11.98%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 2000 Comprehensive Factor Index	Russell 2000 Index Total Return
One Year	-14.11%	-14.26%	-14.01%	-12.89%
Since Inception[1]	35.94%	35.60%	37.01%	43.27%

1 Total returns are calculated based on the commencement of operations, June 28, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 28, 2016.

Sector Diversification* as of August 31, 2019

Financials	27.4%
Industrials	17.4%
Consumer Discretionary	12.6%
Information Technology	9.4%
Real Estate	8.8%
Health Care	8.5%
Materials	3.8%
Consumer Staples	3.1%
Utilities	3.1%
Energy	3.0%
Communication Services	2.9%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (3.1% of Net Assets)

Description	% of Net Assets
National HealthCare Corp.	0.4%
Kelly Services, Inc.	0.3%
World Fuel Services Corp.	0.3%
US Physical Therapy, Inc.	0.3%
Core-Mark Holding Co., Inc.	0.3%
Atkore International Group, Inc.	0.3%
Murphy USA, Inc.	0.3%
Warrior Met Coal, Inc.	0.3%
BMC Stock Holdings, Inc.	0.3%
Miller Industries, Inc.	0.3%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 57.

15

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$991.20	0.24%	$1.20
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.24%	$1.22
Xtrackers FTSE Emerging Comprehensive Factor ETF
Actual	$1,000.00	$953.40	0.50%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Xtrackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$1,055.70	0.17%	$0.88
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.17%	$0.87
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,041.00	0.19%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Xtrackers Russell 2000 Comprehensive Factor ETF
Actual	$1,000.00	$944.90	0.30%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.0%
Australia — 11.4%
Adelaide Brighton Ltd.	6,844	$14,248
AGL Energy Ltd.	25,798	329,552
ALS Ltd.	1,329	6,868
Alumina Ltd.	96,700	141,379
Ansell Ltd.	1,079	19,810
APA Group (a)	14,052	104,238
Aristocrat Leisure Ltd.	1,885	37,783
ASX Ltd.	1,341	77,981
Atlas Arteria Ltd. (a)	17,116	98,021
Aurizon Holdings Ltd.	60,863	242,348
AusNet Services	48,154	58,399
Australia & New Zealand Banking Group Ltd.	795	14,323
Bank of Queensland Ltd. (b)	1,773	10,954
Bendigo & Adelaide Bank Ltd.	1,077	8,113
BHP Group Ltd.	1,322	32,323
BHP Group PLC	1,563	33,749
BlueScope Steel Ltd.	1,452	12,219
Boral Ltd.	5,894	16,877
Brambles Ltd.	31,071	236,555
Caltex Australia Ltd.	8,417	135,876
CIMIC Group Ltd.	2,242	46,827
Coca-Cola Amatil Ltd.	11,921	87,305
Cochlear Ltd.	952	139,827
Coles Group Ltd.	15,231	142,025
Commonwealth Bank of Australia	100	5,326
Computershare Ltd.	9,670	100,203
Crown Resorts Ltd.	5,553	44,933
CSL Ltd.	278	45,116
CSR Ltd.	4,630	12,166
Dexus REIT	83,354	724,461
Domino’s Pizza Enterprises Ltd. (b)	305	8,789
Downer EDI Ltd.	30,456	158,207
Flight Centre Travel Group Ltd.	315	9,871
Goodman Group REIT	32,097	314,000
GPT Group REIT	161,975	697,345
Harvey Norman Holdings Ltd. (b)	20,835	61,485
Iluka Resources Ltd.	2,011	9,688
Incitec Pivot Ltd.	5,944	12,855
Insurance Australia Group Ltd.	18,351	99,654
Lendlease Group (a)	7,744	89,011
Macquarie Group Ltd.	283	23,613
Magellan Financial Group Ltd.	2,478	84,713
Medibank Pvt Ltd.	87,427	214,410
Metcash Ltd.	5,870	11,469
Mirvac Group REIT	293,801	631,456
Newcrest Mining Ltd.	1,139	28,394
Oil Search Ltd.	7,601	34,005
Orica Ltd.	1,393	20,207
Origin Energy Ltd.	1,364	7,012
Orora Ltd.	54,469	102,389
OZ Minerals Ltd.	1,668	10,283
Perpetual Ltd. (b)	612	14,659
Platinum Asset Management Ltd.	1,909	4,926
Qantas Airways Ltd.	14,064	57,896
Qube Holdings Ltd.	31,444	68,005

	Number of Shares	Value
Australia (Continued)
Ramsay Health Care Ltd.	1,156	$51,124
REA Group Ltd. (b)	564	39,713
Scentre Group REIT	98,122	267,083
SEEK Ltd.	1,937	26,532
Shopping Centres Australasia Property Group REIT	62,104	110,046
Sonic Healthcare Ltd.	6,713	133,199
South32 Ltd.	6,317	11,236
Star Entertainment Group Ltd.	6,141	17,005
Stockland REIT	82,348	250,779
Suncorp Group Ltd.	1,316	12,245
Sydney Airport (a)	9,310	52,878
Telstra Corp. Ltd.	37,661	94,392
TPG Telecom Ltd.	2,309	10,361
Transurban Group (a)	5,779	58,209
Treasury Wine Estates Ltd.	2,091	26,401
Vicinity Centres REIT	193,672	337,960
Washington H Soul Pattinson & Co. Ltd.	2,591	36,467
Wesfarmers Ltd.	14,162	373,079
Westpac Banking Corp.	599	11,389
Woodside Petroleum Ltd.	8,912	192,923
Woolworths Group Ltd.	14,176	360,744

		8,227,912

Austria — 0.2%
ANDRITZ AG	790	27,874
OMV AG	1,412	72,166
Telekom Austria AG*	2,035	15,620
Verbund AG	197	11,748
voestalpine AG (b)	285	6,575

		133,983

Belgium — 0.7%
Ackermans & van Haaren NV	154	22,318
Ageas	445	23,866
Colruyt SA	1,775	91,031
Groupe Bruxelles Lambert SA	256	23,952
KBC Group NV	55	3,188
Proximus SADP	3,005	88,986
Sofina SA	697	134,786
Solvay SA	432	43,635
Telenet Group Holding NV	264	13,182
UCB SA	1,092	81,702
Umicore SA	119	3,797

		530,443

Bermuda (c) — 0.0%
Hiscox Ltd.	920	17,367

Cambodia — 0.0%
NagaCorp Ltd.	25,279	35,489

Canada — 6.6%
Alimentation Couche-Tard, Inc., Class B	969	61,109
Bank of Montreal	445	30,562
Bank of Nova Scotia	515	27,440
BCE, Inc.	1,112	52,721
Brookfield Asset Management, Inc., Class A	1,294	66,862

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Canada (Continued)
Canadian Imperial Bank of Commerce	694	$53,862
Canadian National Railway Co.	1,135	104,719
Canadian Natural Resources Ltd.	908	21,737
Canadian Pacific Railway Ltd.	672	162,118
Canadian Tire Corp. Ltd., Class A	690	69,831
Canadian Utilities Ltd., Class A	2,346	67,884
Cenovus Energy, Inc.	645	5,640
CGI, Inc.*	4,539	356,685
Constellation Software, Inc.	142	138,571
Dollarama, Inc.	675	25,881
Enbridge, Inc.	836	28,016
Fairfax Financial Holdings Ltd.	339	151,348
Fortis, Inc.	4,227	174,863
Franco-Nevada Corp.	707	69,200
George Weston Ltd.	738	60,076
Great-West Lifeco, Inc.	745	15,911
Husky Energy, Inc.	4,391	29,377
Hydro One Ltd., 144A	6,274	116,528
IGM Financial, Inc.	2,165	58,589
Imperial Oil Ltd.	4,703	115,628
Intact Financial Corp.	1,775	173,813
Inter Pipeline Ltd. (b)	6,375	116,485
Loblaw Cos. Ltd.	3,967	217,546
Magna International, Inc.	6,018	301,896
Manulife Financial Corp.	2,949	49,024
Metro, Inc.	3,724	158,315
National Bank of Canada	774	36,417
Nutrien Ltd.	520	26,239
Pembina Pipeline Corp.	5,602	205,480
Power Corp. of Canada	4,092	86,441
Power Financial Corp.	1,349	28,822
Restaurant Brands International, Inc.	1,202	94,447
RioCan Real Estate Investment Trust REIT	9,599	191,287
Rogers Communications, Inc., Class B	3,910	193,940
Royal Bank of Canada	179	13,414
Saputo, Inc.	4,371	131,643
Shaw Communications, Inc., Class B	5,099	97,084
Sun Life Financial, Inc.	1,724	70,800
Suncor Energy, Inc.	3,238	94,888
TC Energy Corp.	1,762	90,460
TELUS Corp.	1,670	60,614
Thomson Reuters Corp.	3,755	258,538
Toronto-Dominion Bank	92	4,999
Wheaton Precious Metals Corp.	872	25,698

		4,793,448

Chile — 0.0%
Antofagasta PLC	1,346	14,196

China (c) — 0.1%
Uni-President China Holdings Ltd.	15,416	17,137
Want Want China Holdings Ltd.	52,256	40,749

		57,886

Denmark — 1.7%
A.P. Moller — Maersk A/S, Class A	19	18,956
A.P. Moller — Maersk A/S, Class B	21	22,388
Carlsberg A/S, Class B	1,529	226,168

	Number of Shares	Value
Denmark (Continued)
Chr Hansen Holding A/S	699	$58,847
Coloplast A/S, Class B	1,052	125,545
Demant A/S*	664	20,154
Drilling Co. of 1972 A/S*	80	4,407
DSV A/S	3,101	307,966
GN Store Nord A/S	1,509	63,297
H Lundbeck A/S	168	6,129
ISS A/S	2,472	62,853
Novo Nordisk A/S, Class B	717	37,308
Novozymes A/S, Class B	1,368	58,453
Orsted A/S, 144A	772	73,864
Rockwool International A/S, Class B	174	34,000
Tryg A/S	1,299	38,909
Vestas Wind Systems A/S	1,029	75,762

		1,235,006

Finland — 1.6%
Elisa OYJ	3,422	172,446
Fortum OYJ	1,150	25,341
Huhtamaki OYJ	1,352	52,290
Kesko OYJ, Class B	3,698	233,187
Kone OYJ, Class B	3,265	189,128
Metso OYJ	1,088	40,833
Neste OYJ	2,799	88,280
Nokia OYJ	2,033	10,074
Nokian Renkaat OYJ	1,865	51,140
Orion OYJ, Class B	3,093	115,026
Sampo OYJ, Class A	841	33,471
Stora Enso OYJ, Class R	2,658	29,769
UPM-Kymmene OYJ	4,577	123,591
Wartsila OYJ Abp	1,881	23,107

		1,187,683

France — 4.6%
Accor SA	2,667	115,308
Aeroports de Paris	92	15,917
Air France-KLM*	403	4,547
Air Liquide SA	460	64,158
Airbus SE	57	7,868
ALD SA, 144A	287	4,305
Alstom SA	1,887	80,774
Amundi SA, 144A	167	10,694
Arkema SA	357	31,357
BioMerieux	304	24,757
Bollore SA	1,116	4,746
Bouygues SA	965	36,717
Bureau Veritas SA	1,908	45,722
Capgemini SE	803	96,522
Carrefour SA	5,801	99,019
Casino Guichard Perrachon SA (b)	687	28,976
Cie de Saint-Gobain	758	27,396
Cie Generale des Etablissements Michelin SCA	398	41,901
CNP Assurances	275	5,003
Covivio REIT	846	90,184
Danone SA	607	54,453
Dassault Aviation SA	15	21,375

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
France (Continued)
Dassault Systemes SE	203	$28,648
Edenred	2,279	111,182
Eiffage SA	803	83,337
Electricite de France SA	703	8,566
Engie SA	8,845	134,663
EssilorLuxottica SA	155	22,916
Eurazeo SE	395	26,165
Eutelsat Communications SA (b)	2,786	48,537
Gecina SA REIT	511	81,147
Getlink SE	1,964	27,685
Hermes International	21	14,361
ICADE REIT	82	7,265
Imerys SA	138	5,638
Ingenico Group SA	175	17,383
Ipsen SA	289	30,426
JCDecaux SA	394	10,552
Kering SA	65	31,524
Klepierre SA REIT	2,243	68,570
Lagardere SCA	3,985	85,005
Legrand SA	994	70,298
L’Oreal SA	44	12,046
LVMH Moet Hennessy Louis Vuitton SE	10	3,991
Orange SA	4,921	74,786
Orpea	93	11,757
Pernod Ricard SA	170	32,519
Peugeot SA	3,446	77,151
Publicis Groupe SA	1,218	58,509
Remy Cointreau SA*	164	24,815
Rexel SA	2,389	25,388
Rubis SCA	856	49,584
Safran SA	344	50,062
Sanofi	329	28,304
Sartorius Stedim Biotech	159	24,654
Schneider Electric SE	702	58,878
SCOR SE	885	35,368
SEB SA	282	43,943
Societe BIC SA	833	53,298
Sodexo SA	426	48,368
Suez	8,058	125,344
Teleperformance	1,077	235,549
Thales SA	488	56,509
TOTAL SA	490	24,493
Ubisoft Entertainment SA*	116	9,371
Unibail-Rodamco-Westfield REIT	49	6,427
Veolia Environnement SA	7,379	176,743
Vinci SA	791	86,673
Vivendi SA	795	22,264
Wendel SA	80	11,233

		3,293,594

Germany — 3.9%
adidas AG	202	59,996
Allianz SE	52	11,482
Axel Springer SE	260	17,895
BASF SE	574	38,041
Bayerische Motoren Werke AG	204	13,661
Beiersdorf AG	551	69,477

	Number of Shares	Value
Germany (Continued)
Brenntag AG	2,445	$118,015
Carl Zeiss Meditec AG	428	49,443
Continental AG	56	6,769
Covestro AG, 144A	318	14,425
Daimler AG	164	7,713
Deutsche Boerse AG	56	8,248
Deutsche Lufthansa AG	1,621	24,956
Deutsche Post AG	1,201	39,546
Deutsche Telekom AG	2,652	44,322
Deutsche Wohnen SE	7,954	282,577
E.ON SE	3,268	30,429
Evonik Industries AG	784	20,013
Fielmann AG	206	14,689
Fraport AG Frankfurt Airport Services Worldwide	204	17,069
Fresenius Medical Care AG & Co. KGaA	240	16,175
Fresenius SE & Co. KGaA	124	6,030
FUCHS PETROLUB SE	564	19,410
GEA Group AG	387	10,454
GRENKE AG	62	5,032
Hannover Rueck SE	217	34,603
HeidelbergCement AG	644	44,708
Hella GmbH & Co. KGaA	202	8,427
Henkel AG & Co. KGaA	85	7,868
HOCHTIEF AG	346	37,703
HUGO BOSS AG	491	27,403
Infineon Technologies AG	1,245	21,591
Innogy SE, 144A	551	27,482
KION Group AG	182	8,817
Knorr-Bremse AG	211	19,749
LANXESS AG	903	54,395
LEG Immobilien AG	3,906	459,399
Merck KGaA	1,420	152,093
METRO AG	107	1,659
MTU Aero Engines AG	657	179,650
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	81	19,437
ProSiebenSat.1 Media SE	757	9,983
Puma SE	846	64,331
Rational AG	22	15,360
Rheinmetall AG	548	64,754
RWE AG	845	24,111
SAP SE	110	13,156
Scout24 AG, 144A*	268	15,878
Siemens AG	177	17,728
Siemens Healthineers AG, 144A	101	3,972
Suedzucker AG	436	7,202
Symrise AG	867	81,080
Talanx AG	120	4,979
Uniper SE	5,993	181,956
Vonovia SE	4,505	224,739
Wacker Chemie AG	69	5,381
Wirecard AG	39	6,232

		2,791,693

Hong Kong — 4.2%
AIA Group Ltd.	1,218	11,853

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Hong Kong (Continued)
ASM Pacific Technology Ltd.	522	$5,986
Bank of East Asia Ltd.	1,291	3,266
Cafe de Coral Holdings Ltd.	17,512	55,875
Champion REIT	183,008	123,323
China Mengniu Dairy Co. Ltd.*	4,814	19,108
CK Asset Holdings Ltd.	11,209	76,178
CK Hutchison Holdings Ltd.	2,996	26,116
CK Infrastructure Holdings Ltd.	2,392	16,134
CLP Holdings Ltd.	8,562	88,239
Dairy Farm International Holdings Ltd.	3,865	27,673
First Pacific Co. Ltd.	14,081	5,769
Great Eagle Holdings Ltd.	4,759	17,614
Hang Lung Group Ltd.	9,287	23,089
Hang Lung Properties Ltd.	22,923	51,841
Hang Seng Bank Ltd.	201	4,197
Henderson Land Development Co. Ltd.	12,110	56,413
Hong Kong & China Gas Co. Ltd.	17,146	33,131
Hong Kong Exchanges & Clearing Ltd. (b)	219	6,708
Hongkong Land Holdings Ltd.	45,500	248,430
Hutchison Port Holdings Trust, Class U	23,800	3,737
Hysan Development Co. Ltd.	11,685	47,349
Jardine Matheson Holdings Ltd.	500	27,185
Jardine Strategic Holdings Ltd.	300	9,480
Kerry Logistics Network Ltd.	35,345	54,763
Kerry Properties Ltd.	22,907	77,328
Lifestyle International Holdings Ltd.	17,894	20,028
Link REIT	75,016	842,516
MTR Corp. Ltd.	2,864	16,595
New World Development Co. Ltd.	95,562	119,279
NWS Holdings Ltd.	65,183	112,308
PCCW Ltd.	60,577	32,858
Power Assets Holdings Ltd.	7,045	46,935
Shun Tak Holdings Ltd.	28,694	10,254
Sino Land Co. Ltd.	60,194	86,042
Sun Art Retail Group Ltd.	5,291	5,152
Sun Hung Kai Properties Ltd.	4,266	60,489
Swire Pacific Ltd., Class A	13,447	131,718
Swire Pacific Ltd., Class B	18,611	28,503
Swire Properties Ltd.	25,258	83,008
Techtronic Industries Co. Ltd.	8,852	61,232
Towngas China Co. Ltd.*	11,961	8,274
Vitasoy International Holdings Ltd. (b)	14,821	69,042
VTech Holdings Ltd.	1,650	13,056
WH Group Ltd., 144A	10,213	8,225
Wharf Holdings Ltd.	22,070	48,335
Wharf Real Estate Investment Co. Ltd.	8,463	45,850
Wheelock & Co. Ltd.	5,627	32,712
Yue Yuen Industrial Holdings Ltd.	9,288	23,767

		3,026,963

Ireland — 0.9%
CRH PLC	2,575	85,831
DCC PLC	2,040	173,512
Experian PLC	6,182	189,574
Flutter Entertainment PLC	390	32,136
Glanbia PLC	1,479	16,247
James Hardie Industries PLC CDI	1,976	30,021

	Number of Shares	Value
Ireland (Continued)
Kerry Group PLC, Class A	516	$61,541
Kingspan Group PLC	1,299	59,424
Smurfit Kappa Group PLC	165	5,096

		653,382

Isle of Man — 0.0%
GVC Holdings PLC	434	3,325

Israel — 2.1%
Airport City Ltd.*	4,998	95,720
Alony Hetz Properties & Investments Ltd.	5,185	74,586
Amot Investments Ltd.	4,334	30,491
Azrieli Group Ltd.	923	68,857
Bank Hapoalim BM*	10,486	76,921
Bank Leumi Le-Israel BM	16,126	109,981
Bezeq The Israeli Telecommunication Corp. Ltd.	24,526	15,421
Delek Group Ltd.	97	13,627
Elbit Systems Ltd.	406	62,704
First International Bank of Israel Ltd.	1,068	27,677
Gazit-Globe Ltd.	728	7,194
Harel Insurance Investments & Financial Services Ltd.	2,128	16,568
Israel Chemicals Ltd.	45,519	205,501
Israel Corp. Ltd.*	217	41,928
Israel Discount Bank Ltd., Class A	34,550	143,944
Melisron Ltd.	567	35,121
Mizrahi Tefahot Bank Ltd.	1,427	32,859
Nice Ltd.*	1,098	168,086
Oil Refineries Ltd.*	142,061	70,452
Paz Oil Co. Ltd.	952	126,457
Phoenix Holdings Ltd.	2,558	15,511
Shufersal Ltd.	4,653	31,497
Strauss Group Ltd.	1,698	50,352

		1,521,455

Italy — 1.4%
A2A SpA	57,702	101,607
Assicurazioni Generali SpA	1,287	23,343
Atlantia SpA	1,115	27,222
Buzzi Unicem SpA	374	7,861
Buzzi Unicem SpA-RSP	692	9,907
Davide Campari-Milano SpA	3,320	31,169
DiaSorin SpA	362	42,935
Enel SpA	8,369	60,773
Eni SpA	5,680	85,570
Ferrari NV	132	20,816
FinecoBank Banca Fineco SpA	458	4,730
Hera SpA	37,028	147,939
Italgas SpA	14,499	94,206
Leonardo SpA	1,809	22,173
Moncler SpA	1,187	44,562
Pirelli & C SpA, 144A	833	4,334
Poste Italiane SpA, 144A	1,714	18,445
Prysmian SpA	977	21,416
Recordati SpA	928	40,735
Salvatore Ferragamo SpA (b)	510	9,756
Snam SpA	5,743	29,086

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Italy (Continued)
Terna Rete Elettrica Nazionale SpA	21,054	$132,391
UnipolSai Assicurazioni SpA	2,596	6,587

		987,563

Japan — 22.7%
ABC-Mart, Inc.	400	25,588
Advantest Corp.	800	32,898
Aeon Co. Ltd. (b)	7,700	136,670
Aeon Mall Co. Ltd.	900	14,168
AGC, Inc.	2,800	80,852
Aica Kogyo Co. Ltd.	1,500	42,889
Ain Holdings, Inc.	300	16,223
Air Water, Inc.	3,200	54,416
Aisin Seiki Co. Ltd.	1,000	29,676
Ajinomoto Co., Inc.	1,900	34,672
Alfresa Holdings Corp.	5,700	129,149
Alps Alpine Co. Ltd.	800	13,981
Amada Holdings Co. Ltd.	2,600	27,116
ANA Holdings, Inc.	2,100	71,856
Aoyama Trading Co. Ltd.	200	3,542
Aozora Bank Ltd.	300	6,939
Asahi Group Holdings Ltd.	1,000	46,691
Asahi Intecc Co. Ltd.	600	13,419
Asahi Kasei Corp.	7,209	65,281
Astellas Pharma, Inc.	6,900	95,688
Autobacs Seven Co. Ltd.	2,200	36,893
Azbil Corp.	3,100	79,146
Bandai Namco Holdings, Inc.	2,100	123,652
Benesse Holdings, Inc.	600	15,364
Bic Camera, Inc.	1,200	11,904
Bridgestone Corp.	2,100	80,186
Brother Industries Ltd.	1,100	19,068
Calbee, Inc.	500	15,262
Canon Marketing Japan, Inc.	500	10,194
Canon, Inc.	2,400	62,428
Capcom Co. Ltd.	1,054	27,476
Casio Computer Co. Ltd.	700	9,780
Central Japan Railway Co.	510	100,972
Chubu Electric Power Co., Inc.	18,200	268,598
Chugai Pharmaceutical Co. Ltd.	200	14,320
Chugoku Electric Power Co., Inc.	17,500	223,727
Citizen Watch Co. Ltd.	3,200	14,591
Coca-Cola Bottlers Japan Holdings, Inc. (b)	175	3,808
COMSYS Holdings Corp.	4,000	113,241
Cosmos Pharmaceutical Corp.	129	26,348
Dai Nippon Printing Co. Ltd.	5,000	108,295
Daicel Corp.	7,200	55,690
Daido Steel Co. Ltd.	100	3,754
Dai-ichi Life Holdings, Inc.	500	6,821
Daiichi Sankyo Co. Ltd.	229	15,141
Daiichikosho Co. Ltd.	855	38,584
Daikin Industries Ltd.	500	61,967
Daito Trust Construction Co. Ltd.	1,343	173,086
Daiwa House Industry Co. Ltd.	1,300	40,808
Denka Co. Ltd.	2,000	52,212
Denso Corp.	688	28,895

	Number of Shares	Value
Japan (Continued)
Dentsu, Inc.	1,634	$55,880
DIC Corp.	1,500	39,682
Disco Corp.	11	2,000
Dowa Holdings Co. Ltd.	200	6,406
East Japan Railway Co.	1,000	95,294
Ebara Corp.	600	14,262
Eisai Co. Ltd.	300	15,347
Electric Power Development Co. Ltd.	6,000	139,168
Exedy Corp.	700	13,137
Ezaki Glico Co. Ltd.	300	13,029
FamilyMart UNY Holdings Co. Ltd. (b)	1,944	44,871
Fancl Corp.	400	9,723
FANUC Corp.	100	17,387
Fast Retailing Co. Ltd. (b)	11	6,450
FP Corp.	100	6,585
Fuji Electric Co. Ltd.	954	27,233
Fuji Media Holdings, Inc.	800	10,386
Fuji Oil Holdings, Inc.	800	22,287
Fuji Seal International, Inc.	500	13,604
FUJIFILM Holdings Corp.	2,700	115,712
Fujitsu Ltd.	777	60,047
Fukuyama Transporting Co. Ltd.	700	24,269
Glory Ltd.	200	5,498
GS Yuasa Corp.	400	6,708
H2O Retailing Corp.	700	7,353
Hakuhodo DY Holdings, Inc.	7,700	113,819
Hamamatsu Photonics KK	1,100	38,033
Hankyu Hanshin Holdings, Inc.	2,400	91,008
Haseko Corp.	2,100	22,574
Heiwa Corp.	200	4,034
Hikari Tsushin, Inc.	100	23,458
Hino Motors Ltd.	1,600	12,602
Hirose Electric Co. Ltd.	205	23,311
HIS Co. Ltd.	600	14,674
Hisamitsu Pharmaceutical Co., Inc.	100	4,051
Hitachi Chemical Co. Ltd.	700	21,895
Hitachi Construction Machinery Co. Ltd.	300	6,416
Hitachi High-Technologies Corp.	400	21,631
Hitachi Ltd.	2,400	82,054
Hitachi Metals Ltd.	1,100	11,855
Hitachi Transport System Ltd.	1,200	37,647
Hokkaido Electric Power Co., Inc.	6,500	33,007
Hokuriku Electric Power Co.*	7,000	44,053
Honda Motor Co. Ltd.	1,000	23,774
Horiba Ltd.	200	10,288
Hoshizaki Corp.	200	14,395
House Foods Group, Inc.	1,200	45,786
Hoya Corp.	1,300	105,928
Hulic Co. Ltd.	2,000	19,106
Ibiden Co. Ltd.	400	7,774
Idemitsu Kosan Co. Ltd.	3,101	83,408
IHI Corp.	900	17,543
Iida Group Holdings Co. Ltd.	400	6,233
Inpex Corp.	1,500	12,987
Isetan Mitsukoshi Holdings Ltd.	4,100	31,094
Isuzu Motors Ltd.	5,800	62,456
Ito En Ltd.	600	27,444

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Japan (Continued)
ITOCHU Corp.	6,000	$119,751
Itochu Techno-Solutions Corp.	500	13,792
Izumi Co. Ltd.	280	10,670
Japan Airlines Co. Ltd.	2,400	75,045
Japan Airport Terminal Co. Ltd.	100	3,990
Japan Tobacco, Inc.	1,400	29,683
JFE Holdings, Inc.	2,400	28,116
JSR Corp.	1,600	26,198
JTEKT Corp.	500	5,427
JXTG Holdings, Inc.	33,850	140,030
Kagome Co. Ltd.	400	10,107
Kajima Corp.	4,200	51,162
Kakaku.com, Inc.	486	12,184
Kaken Pharmaceutical Co. Ltd.	200	9,591
Kamigumi Co. Ltd.	5,200	121,935
Kandenko Co. Ltd.	2,200	18,882
Kaneka Corp.	1,322	39,668
Kansai Electric Power Co., Inc.	11,300	137,597
Kansai Mirai Financial Group, Inc.	4,500	29,295
Kansai Paint Co. Ltd.	288	5,999
Kao Corp.	800	57,838
Kawasaki Heavy Industries Ltd.	500	9,812
KDDI Corp.	3,200	85,468
Keihan Holdings Co. Ltd.	2,100	88,040
Keikyu Corp.	1,800	33,034
Keio Corp.	1,300	81,323
Keisei Electric Railway Co. Ltd.	1,400	55,132
Kewpie Corp.	1,200	28,094
Kikkoman Corp.	1,200	54,039
Kinden Corp.	5,900	86,434
Kintetsu Group Holdings Co. Ltd.	2,100	104,659
Kirin Holdings Co. Ltd.	2,700	53,379
Kissei Pharmaceutical Co. Ltd.	300	6,871
Kobayashi Pharmaceutical Co. Ltd.	600	44,995
Koei Tecmo Holdings Co. Ltd.	240	5,013
Koito Manufacturing Co. Ltd.	700	32,908
Kokuyo Co. Ltd.	2,000	26,718
Komatsu Ltd.	791	16,819
Komeri Co. Ltd.	900	18,459
Konami Holdings Corp.	500	22,681
Konica Minolta, Inc.	2,000	14,245
Kose Corp.	69	11,864
K’s Holdings Corp.	1,200	12,877
Kubota Corp.	1,800	25,861
Kuraray Co. Ltd.	5,000	57,092
Kurita Water Industries Ltd.	1,800	46,855
Kyocera Corp.	1,700	101,140
KYORIN Holdings, Inc.	1,000	16,713
Kyoritsu Maintenance Co. Ltd.	200	7,914
Kyowa Exeo Corp.	3,300	79,589
Kyowa Kirin Co. Ltd.	800	14,659
Kyudenko Corp.	100	3,104
Kyushu Electric Power Co., Inc.	14,700	145,276
Kyushu Railway Co.	9,026	270,835
Lawson, Inc. (b)	1,100	54,614
Lintec Corp.	1,500	29,139
Lion Corp.	2,106	40,971

	Number of Shares	Value
Japan (Continued)
LIXIL Group Corp.	600	$9,841
Mabuchi Motor Co. Ltd.	200	7,094
Maeda Corp.	3,800	30,716
Maeda Road Construction Co. Ltd.	2,600	57,636
Makita Corp.	500	14,720
Marubeni Corp.	27,700	176,960
Maruha Nichiro Corp.	1,000	25,842
Maruichi Steel Tube Ltd.	2,050	49,905
Matsumotokiyoshi Holdings Co. Ltd.	500	18,560
Mazda Motor Corp.	1,700	14,289
Medipal Holdings Corp.	5,400	114,822
Megmilk Snow Brand Co. Ltd.	200	4,607
MEIJI Holdings Co. Ltd.	1,200	83,433
MINEBEA MITSUMI, Inc.	651	10,064
Miraca Holdings, Inc.	400	8,829
MISUMI Group, Inc.	800	18,149
Mitsubishi Chemical Holdings Corp.	6,300	43,280
Mitsubishi Corp.	2,900	70,625
Mitsubishi Electric Corp.	4,100	49,577
Mitsubishi Estate Co. Ltd.	1,800	34,492
Mitsubishi Gas Chemical Co., Inc.	1,700	20,468
Mitsubishi Heavy Industries Ltd.	3,521	132,421
Mitsubishi Logistics Corp.	900	22,088
Mitsubishi Materials Corp.	1,700	41,241
Mitsubishi Motors Corp.	2,800	11,712
Mitsubishi Shokuhin Co. Ltd.	400	9,854
Mitsubishi Tanabe Pharma Corp.	900	9,954
Mitsubishi UFJ Lease & Finance Co. Ltd.	900	4,867
Mitsui & Co. Ltd.	7,400	115,938
Mitsui Chemicals, Inc.	1,500	32,093
Mitsui Fudosan Co. Ltd.	1,000	23,986
Mitsui OSK Lines Ltd.	700	16,500
Miura Co. Ltd.	353	9,747
Mizuho Financial Group, Inc.	4,100	5,976
Mochida Pharmaceutical Co. Ltd.	700	27,368
Morinaga & Co. Ltd.	300	14,838
MS&AD Insurance Group Holdings, Inc.	900	28,633
Murata Manufacturing Co. Ltd.	417	17,518
Nabtesco Corp.	200	5,756
Nagase & Co. Ltd.	3,600	48,839
Nagoya Railroad Co. Ltd.	3,000	89,453
Nankai Electric Railway Co. Ltd.	1,800	46,109
NEC Corp.	1,800	77,159
NGK Insulators Ltd.	1,600	21,495
NGK Spark Plug Co. Ltd.	900	15,550
NH Foods Ltd.	2,200	84,564
NHK Spring Co. Ltd.	7,000	49,790
Nichirei Corp.	700	16,091
Nidec Corp.	136	17,752
Nifco, Inc.	300	6,902
Nihon Kohden Corp.	1,100	30,551
Nihon Unisys Ltd.	1,300	42,070
Nikon Corp.	4,600	56,988
Nippo Corp.	2,000	35,574
Nippon Electric Glass Co. Ltd.	700	14,541
Nippon Express Co. Ltd.	1,300	67,238
Nippon Kayaku Co. Ltd.	4,100	44,691

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Japan (Continued)
Nippon Paper Industries Co. Ltd.	2,200	$36,561
Nippon Shokubai Co. Ltd.	1,400	81,115
Nippon Steel Corp.	5,213	72,981
Nippon Telegraph & Telephone Corp.	500	24,005
Nippon Television Holdings, Inc.	1,000	13,199
Nippon Yusen KK	1,900	28,389
Nipro Corp.	400	4,209
Nishi-Nippon Railroad Co. Ltd. (b)	1,500	34,481
Nissan Chemical Corp.	1,883	79,741
Nissan Motor Co. Ltd.	1,900	11,750
Nissan Shatai Co. Ltd.	800	7,100
Nisshin Seifun Group, Inc.	4,300	80,940
Nissin Foods Holdings Co. Ltd.	784	54,436
Nitori Holdings Co. Ltd.	43	6,208
Nitto Denko Corp.	500	23,298
NOF Corp.	2,500	81,139
NOK Corp.	800	11,087
Nomura Real Estate Holdings, Inc.	800	16,973
Nomura Research Institute Ltd.	1,430	28,467
NS Solutions Corp.	200	6,689
NSK Ltd.	500	4,013
NTT Data Corp.	4,600	59,415
NTT DOCOMO, Inc.	1,100	27,794
Obayashi Corp.	10,200	94,077
Obic Co. Ltd.	300	34,340
Odakyu Electric Railway Co. Ltd.	1,800	40,869
Oji Holdings Corp.	12,900	60,158
OKUMA Corp.	200	9,798
Olympus Corp.	1,956	22,924
Omron Corp.	500	24,777
Oracle Corp.	300	25,861
Oriental Land Co. Ltd.	300	43,723
ORIX Corp.	2,800	41,389
Osaka Gas Co. Ltd.	10,900	195,316
OSG Corp.	1,900	35,997
Otsuka Corp.	500	18,583
Otsuka Holdings Co. Ltd.	300	12,348
PALTAC CORPORATION	1,000	49,461
Pan Pacific International Holdings Corp.	1,200	18,778
Panasonic Corp.	800	6,181
Park24 Co. Ltd.	1,800	36,951
Pigeon Corp.	300	10,910
Pilot Corp.	200	7,019
Rakuten, Inc.	1,500	14,146
Recruit Holdings Co. Ltd.	1,385	42,002
Relo Group, Inc.	700	17,747
Rengo Co. Ltd.	3,000	21,508
Resona Holdings, Inc.	1,100	4,321
Ricoh Co. Ltd.	600	5,557
Rinnai Corp.	300	18,852
Rohto Pharmaceutical Co. Ltd.	700	17,384
Ryohin Keikaku Co. Ltd.	940	16,215
Sankyo Co. Ltd.	800	27,698
Sankyu, Inc.	1,000	50,685
Sanrio Co. Ltd.	200	3,817
Santen Pharmaceutical Co. Ltd.	900	15,779
Sanwa Holdings Corp.	3,400	37,861

	Number of Shares	Value
Japan (Continued)
SCSK Corp.	900	$44,430
Secom Co. Ltd.	1,900	162,246
Sega Sammy Holdings, Inc.	500	6,859
Seibu Holdings, Inc.	2,200	37,370
Seiko Epson Corp.	1,000	13,312
Seino Holdings Co. Ltd.	1,900	24,487
Sekisui Chemical Co. Ltd.	6,700	96,639
Sekisui House Ltd.	4,300	76,383
Seven & i Holdings Co. Ltd.	2,300	81,408
Seven Bank Ltd.	2,200	5,762
SG Holdings Co. Ltd.	1,900	50,890
Shikoku Electric Power Co., Inc.	6,700	64,131
Shimachu Co. Ltd.	1,118	26,374
Shimadzu Corp.	1,700	42,314
Shimamura Co. Ltd.	100	7,820
Shimano, Inc.	366	52,653
Shimizu Corp.	8,000	66,777
Shin-Etsu Chemical Co. Ltd.	600	60,568
Shionogi & Co. Ltd.	1,200	64,384
Shiseido Co. Ltd.	300	24,561
SHO-BOND Holdings Co. Ltd.	800	28,188
Showa Denko KK	1,243	32,110
SKY Perfect JSAT Holdings, Inc.	2,600	10,459
Skylark Holdings Co. Ltd.	3,300	56,490
SMC Corp.	84	31,766
Softbank Corp.	900	12,638
Sohgo Security Services Co. Ltd.	500	25,248
Sojitz Corp.	38,900	118,739
Sompo Holdings, Inc.	800	31,986
Sony Corp.	800	45,538
Sony Financial Holdings, Inc.	400	9,248
Sotetsu Holdings, Inc.	1,800	48,008
Stanley Electric Co. Ltd.	1,400	34,833
Subaru Corp. (b)	1,700	45,581
Sugi Holdings Co. Ltd.	600	31,485
Sumitomo Bakelite Co. Ltd.	700	25,027
Sumitomo Chemical Co. Ltd.	16,900	74,036
Sumitomo Corp.	9,500	142,529
Sumitomo Dainippon Pharma Co. Ltd.	1,100	19,234
Sumitomo Electric Industries Ltd.	7,000	82,500
Sumitomo Forestry Co. Ltd.	600	7,354
Sumitomo Heavy Industries Ltd.	1,509	43,431
Sumitomo Metal Mining Co. Ltd.	293	8,258
Sumitomo Mitsui Financial Group, Inc.	100	3,282
Sumitomo Mitsui Trust Holdings, Inc.	100	3,271
Sumitomo Osaka Cement Co. Ltd.	1,400	58,495
Sumitomo Realty & Development Co. Ltd.	571	21,491
Sumitomo Rubber Industries Ltd.	900	10,166
Sundrug Co. Ltd.	300	9,341
Suntory Beverage & Food Ltd.	800	34,519
Suzuken Co. Ltd.	3,900	209,798
Suzuki Motor Corp.	2,000	77,215
Sysmex Corp.	100	6,389
T&D Holdings, Inc.	700	6,822
Taiheiyo Cement Corp.	2,000	50,535
Taisei Corp.	5,934	210,202
Taisho Pharmaceutical Holdings Co. Ltd.	300	20,915

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Japan (Continued)
Taiyo Nippon Sanso Corp.	800	$15,873
Takara Holdings, Inc.	800	7,793
Takashimaya Co. Ltd.	1,100	12,332
TDK Corp.	100	7,970
TechnoPro Holdings, Inc.	200	11,626
Teijin Ltd.	5,200	93,570
Terumo Corp.	1,316	38,273
TIS, Inc.	1,000	58,693
Tobu Railway Co. Ltd.	1,900	58,354
Toda Corp.	1,000	5,568
Toho Co. Ltd.	2,000	84,884
Toho Gas Co. Ltd.	2,500	97,155
Tohoku Electric Power Co., Inc.	14,700	147,076
Tokai Carbon Co. Ltd.	600	5,749
Tokai Rika Co. Ltd.	1,200	18,970
Tokio Marine Holdings, Inc.	700	36,087
Tokyo Broadcasting System Holdings, Inc.	300	4,802
Tokyo Electric Power Co. Holdings, Inc.*	18,800	89,621
Tokyo Electron Ltd.	86	15,398
Tokyo Gas Co. Ltd.	9,500	240,353
Tokyo Tatemono Co. Ltd.	300	3,914
Tokyu Corp.	5,200	93,031
Tokyu Fudosan Holdings Corp.	1,500	9,313
Toppan Printing Co. Ltd.	4,300	68,584
Toray Industries, Inc.	6,200	44,252
Toshiba Plant Systems & Services Corp.	1,100	17,887
Tosoh Corp.	1,600	20,561
TOTO Ltd.	480	17,388
Toyo Seikan Group Holdings Ltd.	1,500	21,876
Toyo Suisan Kaisha Ltd.	1,800	73,343
Toyobo Co. Ltd.	500	6,373
Toyoda Gosei Co. Ltd.	1,500	27,938
Toyota Boshoku Corp.	900	12,142
Toyota Industries Corp.	200	11,004
Toyota Motor Corp.	100	6,557
Toyota Tsusho Corp.	2,700	83,815
Trend Micro, Inc.	400	19,407
TS Tech Co. Ltd.	1,200	33,011
Tsumura & Co.	100	2,746
Tsuruha Holdings, Inc.	100	10,910
TV Asahi Holdings Corp.	300	4,751
Ube Industries Ltd.	2,000	38,325
Unicharm Corp.	1,377	42,356
Ushio, Inc.	1,200	15,409
USS Co. Ltd.	1,500	28,376
Wacoal Holdings Corp.	1,800	42,073
Welcia Holdings Co. Ltd. (b)	500	26,143
West Japan Railway Co.	2,200	185,501
Yakult Honsha Co. Ltd.	200	11,531
Yamada Denki Co. Ltd.	10,500	49,461
Yamaha Corp.	1,181	51,014
Yamato Holdings Co. Ltd.	1,700	29,453
Yamato Kogyo Co. Ltd.	700	17,140
Yamazaki Baking Co. Ltd.	1,000	17,391
Yaoko Co. Ltd.	400	17,787
Yokogawa Electric Corp.	1,800	32,729

	Number of Shares	Value
Japan (Continued)
Yokohama Rubber Co. Ltd.	900	$17,323
Zenkoku Hosho Co. Ltd.	600	22,865
Zensho Holdings Co. Ltd.	1,700	38,566
Zeon Corp.	900	10,497

		16,430,330

Jordan — 0.0%
Hikma Pharmaceuticals PLC	67	1,646

Luxembourg (c) — 0.6%
Aroundtown SA	40,716	339,248
L’Occitane International SA	8,802	17,075
RTL Group SA (b)	266	12,415
SES SA	1,870	30,180
Tenaris SA	774	8,450

		407,368

Netherlands — 2.6%
Aalberts NV	760	28,758
ABN AMRO Bank NV, 144A	393	7,005
Adyen NV, 144A*	8	5,804
Aegon NV	913	3,482
Akzo Nobel NV	2,201	197,471
ASML Holding NV	108	24,055
ASR Nederland NV	1,869	65,472
Boskalis Westminster (b)	339	6,755
EXOR NV	147	9,956
GrandVision NV, 144A	1,257	38,040
Heineken Holding NV	370	36,651
Heineken NV	110	11,721
Koninklijke Ahold Delhaize NV	25,717	602,810
Koninklijke DSM NV	2,148	267,536
Koninklijke KPN NV	33,372	105,843
Koninklijke Philips NV	1,826	86,237
Koninklijke Vopak NV	626	29,892
NN Group NV	792	26,567
QIAGEN NV*	951	33,105
Randstad NV	1,346	62,923
Royal Dutch Shell PLC, Class A	798	22,114
Royal Dutch Shell PLC, Class B	589	16,247
Signify NV, 144A (b)	1,417	41,524
VEON Ltd.	5,738	14,786
Wolters Kluwer NV	1,925	138,896

		1,883,650

New Zealand — 1.5%
Air New Zealand Ltd.	11,834	21,384
Auckland International Airport Ltd.	11,628	70,551
Contact Energy Ltd.	24,174	127,766
Fisher & Paykel Healthcare Corp. Ltd.	10,926	114,736
Fletcher Building Ltd.	2,682	7,510
Kiwi Property Group Ltd.	40,899	42,046
Mercury NZ Ltd.	22,644	74,050
Meridian Energy Ltd.	23,174	72,787
Ryman Healthcare Ltd. (b)	15,476	127,084
SKYCITY Entertainment Group Ltd.	26,244	63,229
Spark New Zealand Ltd.	132,022	368,037

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
New Zealand (Continued)
Xero Ltd.*	596	$25,487

		1,114,667

Norway — 0.8%
Adevinta ASA, Class A*	175	2,195
Adevinta ASA, Class B*	262	3,268
Aker ASA, Class A	67	3,436
Aker BP ASA	167	4,434
DNB ASA	812	13,099
Equinor ASA (b)	1,748	29,907
Gjensidige Forsikring ASA	656	12,675
Leroy Seafood Group ASA	8,555	56,142
Mowi ASA	6,664	159,534
Norsk Hydro ASA	6,042	19,135
Orkla ASA	7,722	70,824
Salmar ASA	1,482	70,404
Schibsted ASA, Class A	175	5,335
Schibsted ASA, Class B	262	7,596
Telenor ASA	3,854	79,186
Yara International ASA	870	37,766

		574,936

Poland — 0.9%
Bank Polska Kasa Opieki SA	394	9,656
CD Projekt SA	167	10,637
Cyfrowy Polsat SA	1,932	14,155
Dino Polska SA, 144A*	192	7,435
Grupa Lotos SA	5,453	118,232
KGHM Polska Miedz SA*	728	14,355
LPP SA	3	5,612
PGE Polska Grupa Energetyczna SA*	25,223	48,935
Polski Koncern Naftowy ORLEN SA	12,749	290,932
Polskie Gornictwo Naftowe i Gazownictwo SA	53,044	63,301
Powszechna Kasa Oszczednosci Bank Polski SA	1,612	15,889
Powszechny Zaklad Ubezpieczen SA	3,787	35,649

		634,788

Portugal — 0.4%
EDP — Energias de Portugal SA	47,929	181,464
Galp Energia SGPS SA	6,600	94,923
Jeronimo Martins SGPS SA	2,083	34,432

		310,819

Russia — 0.0%
Polymetal International PLC	1,508	21,726

Singapore — 3.5%
Ascendas Real Estate Investment Trust REIT	48,400	107,463
BOC Aviation Ltd., 144A	8,228	71,513
CapitaLand Commercial Trust REIT	70,595	108,396
CapitaLand Ltd.	17,000	42,525
CapitaLand Mall Trust REIT	97,300	185,874
ComfortDelGro Corp. Ltd.	161,700	285,586
DBS Group Holdings Ltd.	700	12,378
Frasers Property Ltd.	4,100	5,172

	Number of Shares	Value
Singapore (Continued)
Genting Singapore Ltd.	73,100	$46,900
Golden Agri-Resources Ltd.	36,200	6,915
Jardine Cycle & Carriage Ltd.	1,893	42,030
Keppel REIT	11,600	10,285
Keppel Corp. Ltd.	9,800	41,257
Mapletree Commercial Trust REIT	171,900	282,535
Mapletree Industrial Trust REIT	76,551	127,475
Mapletree Logistics Trust REIT	176,900	200,211
Mapletree North Asia Commercial Trust REIT	188,500	179,369
Olam International Ltd.	17,700	23,988
Oversea-Chinese Banking Corp. Ltd.	1,680	12,898
SATS Ltd.	22,200	76,817
Sembcorp Industries Ltd.	13,700	20,443
SIA Engineering Co. Ltd.	2,300	4,029
Singapore Airlines Ltd.	13,300	84,659
Singapore Exchange Ltd.	28,600	169,060
Singapore Post Ltd.	13,700	9,086
Singapore Press Holdings Ltd.	36,700	52,648
Singapore Technologies Engineering Ltd.	49,100	139,456
Singapore Telecommunications Ltd.	30,000	68,555
StarHub Ltd.	4,500	4,282
Suntec Real Estate Investment Trust REIT	24,100	33,530
United Overseas Bank Ltd.	900	16,194
Venture Corp. Ltd.	600	6,566
Wilmar International Ltd.	17,000	46,691
Wing Tai Holdings Ltd.	20,600	30,591

		2,555,377

South Africa (c) — 0.0%
Investec PLC	1,612	8,292

South Korea — 2.6%
Cheil Worldwide, Inc.	1,562	34,045
CJ CheilJedang Corp.	232	43,766
CJ Corp.	47	3,162
CJ ENM Co. Ltd.	37	4,915
CJ Logistics Corp.*	115	13,577
Daelim Industrial Co. Ltd.	1,197	96,551
Daewoo Engineering & Construction Co. Ltd.*	1,939	6,691
DB Insurance Co. Ltd.	424	16,767
Doosan Bobcat, Inc.	273	8,080
Doosan Corp.	98	8,131
E-MART, Inc.	56	5,363
Fila Korea Ltd.	179	8,453
GS Engineering & Construction Corp.	163	4,360
GS Holdings Corp.	1,120	44,384
GS Retail Co. Ltd.	324	10,352
Hana Financial Group, Inc.	262	7,030
Hankook Tire & Technology Co. Ltd.	606	14,584
Hanon Systems	896	8,581
Hanwha Corp.	402	8,131
HDC Hyundai Development Co-Engineering & Construction, Class E	682	20,186
Hite Jinro Co. Ltd.	514	9,336
Hyosung TNC Co. Ltd.	87	11,277
Hyundai Department Store Co. Ltd.	514	33,100

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
South Korea (Continued)
Hyundai Engineering & Construction Co. Ltd.	243	$8,296
Hyundai Glovis Co. Ltd.	340	44,912
Hyundai Heavy Industries Holdings Co. Ltd.	17	4,653
Hyundai Marine & Fire Insurance Co. Ltd.	583	11,504
Hyundai Mobis Co. Ltd.	279	57,240
Hyundai Motor Co.	118	12,518
Hyundai Steel Co.	601	18,508
Industrial Bank of Korea	1,202	12,305
Kangwon Land, Inc.	2,575	60,057
KB Financial Group, Inc.	284	9,308
KCC Corp.	42	7,819
Kia Motors Corp.	4,198	151,457
Korea Electric Power Corp.*	2,511	52,967
Korea Gas Corp.	921	29,693
Korea Zinc Co. Ltd.	129	46,328
Korean Air Lines Co. Ltd.	552	10,117
KT&G Corp.	1,815	152,842
Kumho Petrochemical Co. Ltd.	110	6,384
LG Chem Ltd.	48	13,097
LG Corp.	1,409	82,824
LG Display Co. Ltd.*	616	7,095
LG Electronics, Inc.	220	11,134
LG Household & Health Care Ltd.	7	6,814
LG Uplus Corp.	11,925	129,957
Lotte Chilsung Beverage Co. Ltd.	116	12,450
Lotte Shopping Co. Ltd.	86	9,656
NAVER Corp.	63	7,620
NCSoft Corp.	52	23,054
NongShim Co. Ltd.	72	14,266
Ottogi Corp.	15	7,071
POSCO	120	20,904
Posco International Corp.	283	4,287
S-1 Corp.	297	24,765
Samsung C&T Corp.	62	4,423
Samsung Electro-Mechanics Co. Ltd.	99	7,282
Samsung Electronics Co. Ltd.	185	6,720
Samsung Fire & Marine Insurance Co. Ltd.	196	37,056
Samsung SDI Co. Ltd.	18	3,708
Shinhan Financial Group Co. Ltd.	877	29,505
SK Holdings Co. Ltd.	53	8,751
SK Hynix, Inc.	443	28,308
SK Innovation Co. Ltd.	567	77,238
SK Telecom Co. Ltd.	479	94,713
SKC Co. Ltd.	115	4,367
S-Oil Corp.	552	44,069
Woongjin Coway Co. Ltd.	751	52,206
Yuhan Corp.	52	9,853

		1,900,923

Spain — 2.8%
Acciona SA	653	70,186
Acerinox SA*	2,236	18,542
ACS Actividades de Construccion y Servicios SA	6,168	233,459

	Number of Shares	Value
Spain (Continued)
Aena SME SA, 144A	163	$29,439
Amadeus IT Group SA	1,422	106,111
Banco Bilbao Vizcaya Argentaria SA	1,565	7,426
Bankinter SA	1,667	9,726
Cellnex Telecom SA, 144A*	1,088	43,613
Corp. Financiera Alba SA	1,386	70,288
EDP Renovaveis SA	1,447	15,967
Enagas SA	8,236	180,083
Endesa SA (b)	2,596	66,811
Ferrovial SA	5,052	143,928
Fomento de Construcciones y Contratas SA	828	10,304
Grifols SA	927	29,401
Iberdrola SA (b)	12,094	124,555
Industria de Diseno Textil SA	253	7,835
Inmobiliaria Colonial Socimi SA REIT	8,249	95,384
Mapfre SA	1,490	3,886
Merlin Properties Socimi SA REIT	21,610	289,384
Naturgy Energy Group SA	508	13,314
Red Electrica Corp. SA	7,744	154,571
Repsol SA	12,694	184,806
Siemens Gamesa Renewable Energy SA	254	3,464
Telefonica SA	10,189	70,701
Zardoya Otis SA	2,221	15,311

		1,998,495

Sweden — 4.5%
Alfa Laval AB	4,384	80,780
Assa Abloy AB, Class B	3,054	63,809
Atlas Copco AB, Class A	1,793	53,588
Atlas Copco AB, Class B	1,669	44,504
Boliden AB	2,665	58,970
Castellum AB	24,565	524,775
Electrolux AB, Series B	2,947	65,961
Elekta AB, Class B	2,728	34,814
Epiroc AB, Class A	4,205	43,607
Epiroc AB, Class B	2,678	26,559
Essity AB, Class B	4,439	138,555
Fastighets AB Balder, Class B*	8,693	327,800
Hennes & Mauritz AB, Class B (b)	6,785	130,057
Hexagon AB, Class B	828	36,812
Husqvarna AB, Class B	1,847	14,333
ICA Gruppen AB (b)	3,641	178,694
Investment AB Latour, Class B	2,247	30,016
L E Lundbergforetagen AB, Class B	637	23,877
Lundin Petroleum AB	1,351	41,081
Nibe Industrier AB, Class B	4,002	50,113
Saab AB, Class B	140	3,920
Sandvik AB	7,592	108,963
Securitas AB, Class B	8,221	123,188
Skandinaviska Enskilda Banken AB, Class A	2,052	17,652
Skanska AB, Class B	19,304	361,994
SKF AB, Class B	6,371	102,872
Svenska Cellulosa AB SCA, Class A	738	6,750
Svenska Cellulosa AB SCA, Class B	8,109	70,003
Svenska Handelsbanken AB, Class A	812	7,152

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Sweden (Continued)
Swedbank AB, Class A	2,521	$32,416
Swedish Match AB	4,650	182,552
Swedish Orphan Biovitrum AB*	1,318	21,826
Tele2 AB, Class B (b)	434	6,127
Telefonaktiebolaget LM Ericsson, Class B	3,112	24,263
Telia Co. AB	22,873	100,198
Trelleborg AB, Class B	2,154	29,432
Volvo AB, Class B	6,408	88,539

		3,256,552

Switzerland — 2.9%
ABB Ltd.	2,465	46,712
Adecco Group AG	1,827	96,128
Alcon, Inc.*	30	1,828
Baloise Holding AG	196	33,418
Banque Cantonale Vaudoise	8	6,153
Barry Callebaut AG	12	24,547
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	59,225
Cie Financiere Richemont SA	266	20,647
Clariant AG*	2,064	38,007
Coca-Cola HBC AG*	1,645	54,692
DKSH Holding AG	426	20,761
Dufry AG*	44	3,568
EMS-Chemie Holding AG	47	27,954
Flughafen Zurich AG	269	49,371
Geberit AG	247	112,360
Georg Fischer AG	29	23,755
Givaudan SA	27	73,022
Helvetia Holding AG	194	25,293
Kuehne + Nagel International AG	894	130,154
LafargeHolcim Ltd.*	228	10,777
Logitech International SA	1,485	60,198
Lonza Group AG*	188	66,464
Nestle SA	159	17,837
Novartis AG	170	15,293
OC Oerlikon Corp. AG	1,477	13,689
Pargesa Holding SA	218	15,941
Partners Group Holding AG	106	85,983
PSP Swiss Property AG	856	113,764
Roche Holding AG	79	21,605
Schindler Holding AG	153	34,699
Schindler Holding AG Participation Certificates	286	65,325
SGS SA	41	100,692
Sika AG	650	93,350
Sonova Holding AG	570	132,325
STMicroelectronics NV	232	4,120
Straumann Holding AG	71	55,655
Sulzer AG	141	13,395
Swatch Group AG — Bearer	34	9,213
Swatch Group AG — Registered	115	5,875
Swiss Life Holding AG	100	47,430
Swiss Prime Site AG*	477	47,486
Swiss Re AG	98	9,425
Swisscom AG	183	91,384
Temenos AG*	354	59,319

	Number of Shares	Value
Switzerland (Continued)
Zurich Insurance Group AG	73	$25,985

		2,064,824

United Kingdom — 13.6%
3i Group PLC	33,234	443,798
Admiral Group PLC	7,530	196,889
Amcor PLC, Class CDI	16,750	163,186
Ashmore Group PLC	7,103	39,031
Ashtead Group PLC	2,282	63,114
Associated British Foods PLC	1,742	48,179
AstraZeneca PLC	131	11,675
Auto Trader Group PLC, 144A	9,960	64,482
Aviva PLC	3,320	14,317
B&M European Value Retail SA	4,065	17,713
Babcock International Group PLC	5,497	33,580
BAE Systems PLC	14,624	97,171
Barratt Developments PLC	25,307	194,907
Bellway PLC	3,017	106,590
Berkeley Group Holdings PLC	3,908	186,424
BP PLC	4,971	30,282
British Land Co. PLC REIT	8,931	55,449
BT Group PLC	64,257	129,622
Bunzl PLC	7,087	173,740
Burberry Group PLC	7,167	188,881
Centrica PLC	156,082	132,489
Cineworld Group PLC	6,690	17,794
CNH Industrial NV	2,911	29,974
Cobham PLC*	10,905	21,448
Compass Group PLC	2,221	56,342
Croda International PLC	1,674	95,859
Derwent London PLC REIT	1,314	50,952
Diageo PLC	748	31,915
Direct Line Insurance Group PLC	41,312	142,433
DS Smith PLC	2,193	9,081
easyJet PLC	1,107	12,988
Ferguson PLC	5,887	433,324
G4S PLC	25,791	54,621
GlaxoSmithKline PLC	2,415	50,340
Halma PLC	7,578	181,163
Hargreaves Lansdown PLC	1,277	29,207
Howden Joinery Group PLC	17,535	114,933
IMI PLC	5,082	62,201
Imperial Brands PLC	3,058	79,120
Inchcape PLC	18,817	132,456
Informa PLC	6,003	63,604
InterContinental Hotels Group PLC	2,302	143,679
International Consolidated Airlines Group SA	9,044	46,447
Intertek Group PLC	2,419	159,908
ITV PLC	50,471	71,270
J Sainsbury PLC	48,340	115,446
JD Sports Fashion PLC	5,399	40,569
Johnson Matthey PLC	6,142	217,669
Kingfisher PLC	12,228	28,957
Legal & General Group PLC	7,856	21,010
London Stock Exchange Group PLC	63	5,335
Marks & Spencer Group PLC	47,151	110,396

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
United Kingdom (Continued)
Meggitt PLC	16,727	$126,096
Merlin Entertainments PLC, 144A	7,848	43,172
Micro Focus International PLC	491	6,630
Mondi PLC	9,849	191,554
National Grid PLC	19,382	202,644
Next PLC	1,933	139,740
Pearson PLC	11,703	118,495
Pennon Group PLC	11,969	110,081
Persimmon PLC	5,474	126,831
Phoenix Group Holdings PLC	1,504	11,851
Prudential PLC	509	8,480
Quilter PLC, 144A	5,532	8,415
Reckitt Benckiser Group PLC	468	36,471
RELX PLC	1,532	36,690
Renishaw PLC	292	12,624
Rentokil Initial PLC	67,010	367,400
Rightmove PLC	11,960	77,998
Rio Tinto Ltd.	4,016	236,972
Rio Tinto PLC	1,634	82,574
Rolls-Royce Holdings PLC*	11,865	111,437
Royal Mail PLC	6,968	17,490
RSA Insurance Group PLC	2,357	15,024
Sage Group PLC	10,384	88,599
Schroders PLC	387	12,867
Segro PLC REIT	56,944	544,392
Severn Trent PLC	4,364	110,068
Smith & Nephew PLC	6,511	155,813
Smiths Group PLC	3,299	67,075
Spirax-Sarco Engineering PLC	540	52,776
SSE PLC	19,530	273,761
Subsea 7 SA	963	9,325
Tate & Lyle PLC	30,177	264,387
Taylor Wimpey PLC	51,659	91,821
Tesco PLC	19,143	51,103
Travis Perkins PLC	4,057	61,785
Unilever NV	2,337	145,255
Unilever PLC	2,539	160,667
United Utilities Group PLC	18,557	183,961
Vodafone Group PLC	27,106	51,246
Whitbread PLC	2,707	144,166
Wm Morrison Supermarkets PLC	81,298	180,790
WPP PLC	3,928	46,412

		9,806,898

United States (c) — 0.2%
Carnival PLC	1,518	63,743
Samsonite International SA, 144A	6,328	11,969
Sims Metal Management Ltd.	642	4,970
Waste Connections, Inc.	976	89,829

		170,511

TOTAL COMMON STOCKS (Cost $73,280,102)		71,653,190

PREFERRED STOCKS — 0.2%
Germany — 0.1%
FUCHS PETROLUB SE	785	27,473
Henkel AG & Co. KGaA	94	9,431

	Number of Shares	Value
Germany (Continued)
Porsche Automobil Holding SE	500	$31,419
Sartorius AG	58	11,618

		79,941

South Korea — 0.1%
Hanwha Corp.	1,241	14,395
Hyundai Motor Co. — 2nd Preferred	55	3,923

		18,318

Spain — 0.0%
Grifols SA, Class B	706	14,959

TOTAL PREFERRED STOCKS (Cost $126,331)		113,218

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (d)(e) (Cost $906,421)	906,421	906,421

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09% (d) (Cost $27,889)	27,889	27,889

TOTAL INVESTMENTS — 100.5% (Cost $74,340,743)		$72,700,718
Other assets and liabilities, net — (0.5%)		(346,859)

NET ASSETS — 100.0%		$72,353,859

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A* (f)
—	16,544		(20,067)	3,523	—	—	—	—	—

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (d)(e)
227,652	678,769	(g)	—	—	—	15,775	—	906,421	906,421

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09% (d)
—	4,021,585		(3,993,696)	—	—	1,653	—	27,889	27,889

227,652	4,716,898		(4,013,763)	3,523	—	17,428	—	934,310	934,310

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $942,895, which is 1.3% of net assets.

(c)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $398,185.

(f)	Affiliated issuer. The security is owned in proportion with its representation in the index.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI EAFE Futures	USD	6	$573,390	$553,170	9/20/2019	$(20,220)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$71,653,190	$—	$—	$71,653,190
Preferred Stocks (h)	113,218	—	—	113,218
Short-Term Investments (h)	934,310	—	—	934,310

TOTAL	$72,700,718	$—	$—	$72,700,718

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(20,220)	$—	$—	$(20,220)

TOTAL	$(20,220)	$—	$—	$(20,220)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2019, the amount of transfers between Level 3 and Level 1 was $40,835. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 93.4%
Bahrain — 0.3%
Ahli United Bank BSC	10,684	$9,841

Brazil — 6.5%
Ambev SA	46	208
Atacadao SA	1,131	6,104
B3 SA — Brasil Bolsa Balcao	882	9,562
Banco BTG Pactual SA	211	2,991
Banco Santander Brasil SA	38	392
BB Seguridade Participacoes SA	968	7,653
BRF SA*	230	2,123
CCR SA	507	1,994
Cia de Saneamento Basico do Estado de Sao Paulo	462	5,780
Cia Paranaense de Energia	73	995
Cielo SA	169	317
Cosan SA	562	6,799
CVC Brasil Operadora e Agencia de Viagens SA	87	1,117
EDP — Energias do Brasil SA	3,078	14,972
Embraer SA	718	3,119
Energisa SA	524	6,022
Engie Brasil Energia SA	525	5,715
Equatorial Energia SA	490	11,356
Fleury SA	137	796
Grendene SA	1,863	3,629
Guararapes Confeccoes SA	128	654
Hapvida Participacoes e Investimentos SA, 144A	132	1,652
Hypera SA	414	3,223
IRB Brasil Resseguros SA	817	21,452
JBS SA	242	1,736
Klabin SA	1,434	5,226
Kroton Educacional SA	402	981
Localiza Rent a Car SA	561	6,386
Lojas Americanas SA	121	422
Lojas Renner SA	1,090	13,334
M Dias Branco SA	261	2,286
Multiplan Empreendimentos Imobiliarios SA	945	5,944
Natura Cosmeticos SA	163	2,603
Odontoprev SA	779	3,209
Petrobras Distribuidora SA	971	6,768
Porto Seguro SA	501	6,790
Raia Drogasil SA	178	3,965
Sao Martinho SA	1,441	6,221
Sul America SA	1,381	16,192
Suzano SA	60	422
TIM Participacoes SA	1,639	4,879
Transmissora Alianca de Energia Eletrica SA	1,723	11,717
Ultrapar Participacoes SA	1,424	5,659
Vale SA*	40	441
WEG SA	531	2,891
YDUQS Part	69	525

		227,222

	Number of Shares	Value
Chile — 2.4%
AES Gener SA	22,868	$4,907
Aguas Andinas SA, Class A	11,063	6,104
Banco de Chile	13,967	1,995
Banco de Credito e Inversiones SA	39	2,466
Banco Santander Chile	23,288	1,668
Cencosud SA	1,992	2,990
Cia Cervecerias Unidas SA	817	9,300
Colbun SA	21,775	3,889
Empresa Nacional de Telecomunicaciones SA*	200	1,747
Empresas CMPC SA	1,631	3,774
Empresas COPEC SA	520	4,698
Enel Americas SA	61,848	10,160
Enel Chile SA	78,196	6,762
Engie Energia Chile SA	1,813	3,107
Itau CorpBanca	182,445	1,420
Latam Airlines Group SA	428	3,605
Parque Arauco SA	4,106	11,516
Plaza SA	212	516
SACI Falabella	282	1,587

		82,211

China — 16.9%
3SBio, Inc., 144A*	257	396
51job, Inc., ADR* (a)	9	647
Agile Group Holdings Ltd.	959	1,226
Agricultural Bank of China Ltd., Class H	14,414	5,556
Air China Ltd., Class H	434	376
Alibaba Group Holding Ltd., ADR*	2	350
Aluminum Corp. of China Ltd., Class H*	1,563	459
Angang Steel Co. Ltd., Class H	3,056	1,061
Anhui Conch Cement Co. Ltd., Class H	2,486	14,008
Anhui Expressway Co. Ltd., Class H	3,280	1,854
Anhui Gujing Distillery Co. Ltd., Class B	1,016	9,077
ANTA Sports Products Ltd.	525	4,355
Baidu, Inc., ADR*	8	836
Bank of China Ltd., Class H	7,294	2,783
Bank of Communications Co. Ltd., Class H	2,193	1,436
Beijing Capital International Airport Co. Ltd., Class H	497	417
Beijing Jingneng Clean Energy Co. Ltd., Class H	3,517	570
Bengang Steel Plates Co. Ltd., Class B	3,300	851
BOE Technology Group Co. Ltd., Class B	769	273
CAR, Inc.*	1,480	1,050
CGN Power Co. Ltd., Class H, 144A	3,576	945
China BlueChemical Ltd., Class H	5,118	1,359
China CITIC Bank Corp. Ltd., Class H	9,308	4,871
China Coal Energy Co. Ltd., Class H	17,013	6,753
China Communications Construction Co. Ltd., Class H	13,964	10,836
China Communications Services Corp. Ltd., Class H	15,351	8,601
China Conch Venture Holdings Ltd.	3,521	11,729
China Construction Bank Corp., Class H	482	358
China Dongxiang Group Co. Ltd.	6,316	677
China Eastern Airlines Corp. Ltd., Class H*	684	322

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
China (Continued)
China Everbright Bank Co. Ltd., Class H	5,955	$2,485
China International Marine Containers Group Co. Ltd., Class H	433	397
China Life Insurance Co. Ltd., Class H	1,696	3,970
China Longyuan Power Group Corp. Ltd., Class H	3,751	2,063
China Machinery Engineering Corp., Class H	847	332
China Medical System Holdings Ltd.	454	567
China Merchants Bank Co. Ltd., Class H	603	2,747
China Merchants Securities Co. Ltd., Class H, 144A (a)	399	448
China Minsheng Banking Corp. Ltd., Class H	8,566	5,641
China National Accord Medicines Corp. Ltd., Class B	236	864
China National Building Material Co. Ltd., Class H	726	623
China Oilfield Services Ltd., Class H	1,184	1,466
China Pacific Insurance Group Co. Ltd., Class H	851	3,410
China Petroleum & Chemical Corp., Class H	76,332	44,716
China Railway Construction Corp. Ltd., Class H	11,411	12,321
China Railway Group Ltd., Class H	22,287	14,592
China Railway Signal & Communication Corp. Ltd., Class H, 144A	545	327
China Reinsurance Group Corp., Class H	6,710	1,096
China Resources Pharmaceutical Group Ltd., 144A	4,277	4,421
China Shenhua Energy Co. Ltd., Class H	18,816	36,790
China Telecom Corp. Ltd., Class H	2,997	1,343
China Vanke Co. Ltd., Class H	2,013	6,962
China Zhongwang Holdings Ltd.	4,355	1,790
Chongqing Changan Automobile Co. Ltd., Class B	413	176
Chongqing Rural Commercial Bank Co. Ltd., Class H	109	53
CIFI Holdings Group Co. Ltd.	1,485	800
CNOOC Ltd.	1,079	1,611
COSCO SHIPPING Development Co. Ltd., Class H	2,590	288
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	6,475	3,669
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,689	604
Country Garden Holdings Co. Ltd.	413	514
Country Garden Services Holdings Co. Ltd.	3,187	9,233
CRRC Corp. Ltd., Class H	4,894	3,367
CSG Holding Co. Ltd., Class B	3,408	1,009
CSPC Pharmaceutical Group Ltd.	721	1,443
Dali Foods Group Co. Ltd., 144A	1,604	1,069
Datang International Power Generation Co. Ltd., Class H	12,453	2,734
Dazhong Transportation Group Co. Ltd., Class B	1,510	676

	Number of Shares	Value
China (Continued)
Dongfang Electric Corp. Ltd., Class H	1,212	$670
Dongfeng Motor Group Co. Ltd., Class H	4,908	4,560
ENN Energy Holdings Ltd.	908	10,372
Fosun International Ltd.	751	966
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,567	4,470
GF Securities Co. Ltd., Class H*	540	555
GOME Retail Holdings Ltd.* (a)	5,222	473
Guangdong Electric Power Development Co. Ltd., Class B	8,300	2,542
Guangshen Railway Co. Ltd., Class H	3,495	1,071
Guangzhou Automobile Group Co. Ltd., Class H	9,537	9,616
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,336	5,004
Guangzhou R&F Properties Co. Ltd., Class H	1,454	2,342
Guotai Junan Securities Co. Ltd., Class H, 144A	407	581
Haidilao International Holding Ltd., 144A	200	932
Haitian International Holdings Ltd.	609	1,147
Haitong Securities Co. Ltd., Class H	719	685
Hengan International Group Co. Ltd.	471	3,102
Huadian Fuxin Energy Corp. Ltd., Class H	2,712	453
Huadian Power International Corp. Ltd., Class H	16,104	6,289
Huaneng Power International, Inc., Class H	30,802	16,943
Huaneng Renewables Corp. Ltd., Class H (b)	4,151	1,150
Huatai Securities Co. Ltd., Class H, 144A	631	920
Huaxin Cement Co. Ltd., Class B	4,892	8,874
Huazhu Group Ltd., ADR (a)	13	429
Industrial & Commercial Bank of China Ltd., Class H	2,541	1,605
Inner Mongolia Yitai Coal Co. Ltd., Class B	6,600	5,874
JD.com, Inc., ADR*	8	244
Jiangsu Expressway Co. Ltd., Class H	7,501	9,956
Jiangxi Copper Co. Ltd., Class H	3,210	3,613
Lao Feng Xiang Co. Ltd., Class B	3,300	11,246
Li Ning Co. Ltd.	1,927	5,693
Livzon Pharmaceutical Group, Inc., Class H	161	443
Logan Property Holdings Co. Ltd.	1,846	2,606
Longfor Group Holdings Ltd., 144A	2,357	8,408
Luye Pharma Group Ltd., 144A (a)	2,421	1,882
Maanshan Iron & Steel Co. Ltd., Class H (a)	5,474	2,054
Metallurgical Corp. of China Ltd., Class H	12,756	2,849
Midea Group Co. Ltd., Class A	324	2,389
NetEase, Inc., ADR (a)	6	1,530
New China Life Insurance Co. Ltd., Class H	189	747
New Oriental Education & Technology Group, Inc., ADR*	38	4,309
People’s Insurance Co. Group of China Ltd., Class H	11,388	4,462
PetroChina Co. Ltd., Class H	70,933	35,216
PICC Property & Casualty Co. Ltd., Class H	2,391	2,743
Pinduoduo, Inc., ADR* (a)	31	1,016

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
China (Continued)
Ping An Healthcare and Technology Co. Ltd., 144A* (a)	69	$409
Ping An Insurance Group Co. of China Ltd., Class H	55	631
Qingdao Port International Co. Ltd., Class H, 144A	1,834	1,088
Red Star Macalline Group Corp. Ltd., Class H, 144A	3,169	2,508
Shandong Chenming Paper Holdings Ltd., Class B	970	381
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,884	4,010
Shanghai Bailian Group Co. Ltd., Class B	1,223	1,109
Shanghai Baosight Software Co. Ltd., Class B	2,990	5,561
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	4,000	2,444
Shanghai Huayi Group Co. Ltd., Class B	1,184	811
Shanghai Jinjiang International Hotels Co. Ltd., Class B	500	927
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	500	467
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	800	841
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,465	1,642
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	2,162	3,567
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,768	5,228
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	1,006	1,390
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	2,620	891
Shenzhen Expressway Co. Ltd., Class H	4,219	5,169
Shenzhou International Group Holdings Ltd.	551	7,489
Sichuan Expressway Co. Ltd., Class H	5,494	1,592
Sihuan Pharmaceutical Holdings Group Ltd.	728	130
SINA Corp.*	7	288
Sino-Ocean Group Holding Ltd.	1,521	544
Sinopec Engineering Group Co. Ltd., Class H	2,849	1,862
Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,691	2,795
Sinopharm Group Co. Ltd., Class H	666	2,410
Sinotrans Ltd., Class H	2,654	857
Sinotruk Hong Kong Ltd.	1,517	2,343
SOHO China Ltd.	4,983	1,463
TAL Education Group, ADR* (a)	27	962
Tencent Holdings Ltd.	14	580
TravelSky Technology Ltd., Class H	159	319
Tsingtao Brewery Co. Ltd., Class H	1,444	9,758
Weichai Power Co. Ltd., Class H	14,438	22,112
Weifu High-Technology Group Co. Ltd., Class B	2,378	3,885

	Number of Shares	Value
China (Continued)
Xinhua Winshare Publishing and Media Co. Ltd., Class H	5,735	$4,011
Yangzijiang Shipbuilding Holdings Ltd.	10,274	6,740
Yantai Changyu Pioneer Wine Co. Ltd., Class B	1,557	3,209
Yanzhou Coal Mining Co. Ltd., Class H	698	605
YY, Inc., ADR* (a)	5	286
Zhaojin Mining Industry Co. Ltd., Class H	576	754
Zhejiang Expressway Co. Ltd., Class H	489	409
Zhongsheng Group Holdings Ltd.	183	572
Zhuzhou CRRC Times Electric Co. Ltd., Class H	575	2,290
Zijin Mining Group Co. Ltd., Class H	9,885	3,696
ZTO Express Cayman, Inc., ADR	235	4,820

		589,535

Colombia — 0.4%
Almacenes Exito SA	1,372	7,042
Bancolombia SA	135	1,560
Corp. Financiera Colombiana SA*	145	1,113
Ecopetrol SA	360	288
Grupo de Inversiones Suramericana SA	180	1,761
Interconexion Electrica SA ESP	704	3,737

		15,501

Czech Republic — 0.4%
CEZ AS	216	4,764
Komercni banka AS	42	1,493
Moneta Money Bank AS, 144A	942	3,051
O2 Czech Republic AS	33	298
Philip Morris CR AS	5	2,876

		12,482

Egypt — 0.7%
Abou Kir Fertilizers & Chemical Industries	622	820
Commercial International Bank Egypt SAE, GDR	2,149	9,993
Eastern Co. SAE	953	883
Egypt Kuwait Holding Co. SAE	7,026	9,822
ElSewedy Electric Co.	1,118	956
Talaat Moustafa Group	734	513
Telecom Egypt Co.	1,533	1,248

		24,235

Greece — 0.7%
FF Group* (b)	144	761
Hellenic Petroleum SA	96	988
Hellenic Telecommunications Organization SA	169	2,259
JUMBO SA	167	3,215
Motor Oil Hellas Corinth Refineries SA	480	11,756
Mytilineos SA	254	2,825
OPAP SA	146	1,542

		23,346

Hong Kong — 3.5%
Beijing Enterprises Holdings Ltd.	1,711	8,156
Beijing Enterprises Water Group Ltd.*	1,314	691

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Hong Kong (Continued)
Bosideng International Holdings Ltd.	4,889	$1,678
China Agri-Industries Holdings Ltd.	5,696	1,607
China Everbright International Ltd.	486	381
China Everbright Ltd.	1,699	1,941
China Gas Holdings Ltd.	455	1,881
China Merchants Port Holdings Co. Ltd.	1,171	1,829
China Mobile Ltd.	265	2,197
China Overseas Land & Investment Ltd.	936	2,963
China Power International Development Ltd.	17,325	3,759
China Resources Beer Holdings Co. Ltd.	369	2,096
China Resources Cement Holdings Ltd.	5,230	4,639
China Resources Gas Group Ltd.	1,527	7,552
China Resources Land Ltd.	975	3,969
China Resources Power Holdings Co. Ltd.	6,836	9,039
China South City Holdings Ltd.*	3,220	399
China State Construction International Holdings Ltd.	628	567
China Taiping Insurance Holdings Co. Ltd.	111	250
China Traditional Chinese Medicine Holdings Co. Ltd.	3,711	1,743
China Unicom Hong Kong Ltd.	2,525	2,517
CIMC Enric Holdings Ltd.	631	365
CITIC Ltd.	1,729	2,050
COSCO SHIPPING Ports Ltd.	11,001	9,646
Far East Horizon Ltd.	478	428
Geely Automobile Holdings Ltd.	181	280
Guangdong Investment Ltd.	5,910	12,461
Haier Electronics Group Co. Ltd.	941	2,450
Hopson Development Holdings Ltd.	1,258	1,238
Jiayuan International Group Ltd.	6,700	2,676
Kingboard Holdings Ltd.	596	1,396
Kingboard Laminates Holdings Ltd.	731	577
Kunlun Energy Co. Ltd.	8,189	7,138
Lee & Man Paper Manufacturing Ltd.	7,718	4,088
Nine Dragons Paper Holdings Ltd.	814	617
Poly Property Group Co. Ltd.	2,562	899
Shanghai Industrial Holdings Ltd.	1,639	3,196
Shenzhen International Holdings Ltd.	2,039	3,862
Shenzhen Investment Ltd.	9,367	3,551
Shimao Property Holdings Ltd.	844	2,391
Sino Biopharmaceutical Ltd.	484	720
Yuexiu Property Co. Ltd.	4,754	1,025

		120,908

Hungary — 1.5%
Magyar Telekom Telecommunications PLC	6,181	8,697
MOL Hungarian Oil & Gas PLC	3,409	33,431
OTP Bank Nyrt	62	2,477
Richter Gedeon Nyrt	512	8,559

		53,164

India — 7.2%
3M India Ltd.*	2	567
ABB India Ltd.	51	956
ACC Ltd.	129	2,746
Adani Ports & Special Economic Zone Ltd.	245	1,255

	Number of Shares	Value
India (Continued)
Alkem Laboratories Ltd.	30	$764
Ambuja Cements Ltd.	1,279	3,624
Asian Paints Ltd.	138	3,123
Aurobindo Pharma Ltd.	414	3,483
Avenue Supermarts Ltd., 144A*	34	748
Axis Bank Ltd.	70	651
Bajaj Auto Ltd.	105	4,100
Bajaj Finance Ltd.	19	887
Bajaj Holdings & Investment Ltd.	207	9,427
Berger Paints India Ltd.	355	1,835
Bharat Forge Ltd.	59	318
Bharat Heavy Electricals Ltd.	354	251
Bharat Petroleum Corp. Ltd.	669	3,328
Bharti Airtel Ltd.	163	792
Bharti Infratel Ltd.	923	3,237
Biocon Ltd.	138	455
Bosch Ltd.	7	1,419
Britannia Industries Ltd.	48	1,816
Cadila Healthcare Ltd.	111	350
Castrol India Ltd.	695	1,196
Cipla Ltd.	311	2,058
Coal India Ltd.	707	1,829
Colgate-Palmolive India Ltd.	198	3,534
Container Corp. Of India Ltd.	434	3,089
Cummins India Ltd.	140	1,127
Dabur India Ltd.	624	3,922
Divi’s Laboratories Ltd.	89	2,026
DLF Ltd.	164	386
Dr Reddy’s Laboratories Ltd.	107	3,832
Eicher Motors Ltd.	4	911
Emami Ltd.	74	308
Exide Industries Ltd.	812	2,030
Federal Bank Ltd.	534	620
GAIL India Ltd.	1,678	3,050
Gillette India Ltd.	11	1,124
GlaxoSmithKline Consumer Healthcare Ltd.	36	4,085
Glenmark Pharmaceuticals Ltd.	348	1,873
Godrej Consumer Products Ltd.	141	1,202
Godrej Industries Ltd.	63	371
Havells India Ltd.	346	3,290
HCL Technologies Ltd.	726	11,187
HDFC Asset Management Co. Ltd., 144A	47	1,680
Hero MotoCorp Ltd.	141	5,079
Hindalco Industries Ltd.	898	2,320
Hindustan Petroleum Corp. Ltd.	380	1,384
Hindustan Unilever Ltd.	83	2,187
Hindustan Zinc Ltd.	112	340
Housing Development Finance Corp. Ltd.	53	1,608
ICICI Lombard General Insurance Co. Ltd., 144A	175	3,083
ICICI Prudential Life Insurance Co. Ltd., 144A	147	874
Indian Oil Corp. Ltd.	736	1,262
Infosys Ltd.	1,946	22,208
InterGlobe Aviation Ltd., 144A	60	1,420
ITC Ltd.	277	953

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
India (Continued)
JSW Energy Ltd.	424	$396
JSW Steel Ltd.	1,798	5,475
Kansai Nerolac Paints Ltd.	168	1,084
Larsen & Toubro Infotech Ltd., 144A	133	3,029
Larsen & Toubro Ltd.	30	558
Lupin Ltd.	199	2,065
Mahindra & Mahindra Ltd.	263	1,948
Marico Ltd.	965	5,285
Maruti Suzuki India Ltd.	17	1,458
Motherson Sumi Systems Ltd.	198	272
Mphasis Ltd.	898	12,271
MRF Ltd.	1	820
Muthoot Finance Ltd.	268	2,279
Nestle India Ltd.	18	3,245
NHPC Ltd.	5,349	1,742
NMDC Ltd.	1,284	1,495
NTPC Ltd.	862	1,469
Oil & Natural Gas Corp. Ltd.	1,124	1,908
Oil India Ltd.	832	1,724
Oracle Financial Services Software Ltd.*	79	3,409
Page Industries Ltd.	8	2,091
Petronet LNG Ltd.	1,845	6,895
Pidilite Industries Ltd.	196	3,782
Power Finance Corp. Ltd.*	300	440
Power Grid Corp. of India Ltd.	584	1,640
RBL Bank Ltd., 144A	178	816
Reliance Industries Ltd.	35	612
SBI Life Insurance Co. Ltd., 144A	61	716
Shree Cement Ltd.	4	1,040
Siemens Ltd.	74	1,246
Sun Pharmaceutical Industries Ltd.	79	498
Tata Communications Ltd.	63	380
Tata Consultancy Services Ltd.	50	1,582
Tata Power Co. Ltd.	2,347	1,865
Tata Steel Ltd.	145	700
Tech Mahindra Ltd.	1,243	12,074
Titan Co. Ltd.	111	1,718
Torrent Pharmaceuticals Ltd.	24	574
Torrent Power Ltd.	60	234
UltraTech Cement Ltd.	12	681
United Breweries Ltd.	134	2,575
UPL Ltd.	660	5,205
Vedanta Ltd.	114	222
Voltas Ltd.	86	771
Wipro Ltd.	2,011	7,164
Yes Bank Ltd.	118	99
Zee Entertainment Enterprises Ltd.	208	1,087

		252,219

Indonesia — 1.9%
PT Adaro Energy Tbk	4,362	346
PT Astra Agro Lestari Tbk	1,217	901
PT Astra International Tbk	10,029	4,719
PT Bank Central Asia Tbk	671	1,443
PT Bank Danamon Indonesia Tbk	2,126	721
PT Bank Mandiri Persero Tbk	3,341	1,708
PT Bank Negara Indonesia Persero Tbk	1,148	623

	Number of Shares	Value
Indonesia (Continued)
PT Bank Rakyat Indonesia Persero Tbk	5,796	$1,745
PT Bukit Asam Tbk	9,584	1,669
PT Bumi Serpong Damai Tbk*	32,579	3,100
PT Charoen Pokphand Indonesia Tbk	2,600	921
PT Gudang Garam Tbk	492	2,410
PT Hanjaya Mandala Sampoerna Tbk	1,955	371
PT Indah Kiat Pulp & Paper Corp. Tbk	1,478	714
PT Indocement Tunggal Prakarsa Tbk	1,147	1,757
PT Indofood CBP Sukses Makmur Tbk	5,978	5,078
PT Indofood Sukses Makmur Tbk	13,862	7,744
PT Jasa Marga Persero Tbk	10,073	3,977
PT Kalbe Farma Tbk	59,665	7,108
PT Media Nusantara Citra Tbk	5,723	500
PT Perusahaan Gas Negara Tbk	14,825	2,007
PT Semen Indonesia Persero Tbk	3,348	3,127
PT Surya Citra Media Tbk	2,818	245
PT Telekomunikasi Indonesia Persero Tbk	32,890	10,318
PT Tower Bersama Infrastructure Tbk	2,951	1,243
PT Unilever Indonesia Tbk	297	1,023
PT United Tractors Tbk	1,435	2,117

		67,635

Isle of Man — 0.0%
MAS Real Estate, Inc.	411	432

Kuwait — 1.1%
Agility Public Warehousing Co. KSC	3,016	7,490
Boubyan Bank KSCP	864	1,623
Boubyan Petrochemicals Co. KSCP	1,083	2,765
Gulf Bank KSCP	3,256	3,202
Kuwait Finance House KSCP	1,153	2,837
Mobile Telecommunications Co. KSC	7,132	13,255
National Bank of Kuwait SAKP	2,040	6,657

		37,829

Malaysia — 4.5%
AirAsia Group Bhd	5,301	2,256
Alliance Bank Malaysia Bhd	2,248	1,604
AMMB Holdings Bhd	1,661	1,659
Astro Malaysia Holdings Bhd	3,257	1,022
Axiata Group Bhd	589	707
British American Tobacco Malaysia Bhd	834	3,911
CIMB Group Holdings Bhd	1,462	1,759
Dialog Group Bhd	5,700	4,717
DiGi.Com Bhd	11,141	13,299
Fraser & Neave Holdings Bhd	600	5,036
Gamuda Bhd	562	481
Genting Bhd	3,419	4,878
Genting Malaysia Bhd	1,436	1,072
HAP Seng Consolidated Bhd	732	1,727
Hartalega Holdings Bhd	2,400	2,928
Hong Leong Bank Bhd	383	1,512
Hong Leong Financial Group Bhd	418	1,676
IHH Healthcare Bhd	979	1,348
IJM Corp. Bhd	3,078	1,669
IOI Corp. Bhd	1,387	1,454
IOI Properties Group Bhd	4,700	1,330
KLCCP Stapled Group (c)	1,800	3,493

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Malaysia (Continued)
Kuala Lumpur Kepong Bhd	525	$2,994
Malayan Banking Bhd	658	1,360
Malaysia Airports Holdings Bhd	1,365	2,671
Maxis Bhd	4,716	6,246
MISC Bhd	2,189	3,779
Nestle Malaysia Bhd	169	5,927
Petronas Chemicals Group Bhd	4,529	7,463
Petronas Dagangan Bhd	1,619	8,808
Petronas Gas Bhd	1,977	7,559
PPB Group Bhd	1,660	7,365
Press Metal Aluminium Holdings Bhd	486	569
Public Bank Bhd	735	3,551
QL Resources Bhd	2,700	4,456
RHB Bank Bhd* (b)	400	0
RHB Bank Bhd	1,431	1,939
Sime Darby Bhd	22,147	12,060
Sime Darby Plantation Bhd	3,815	4,518
Sime Darby Property Bhd	3,943	825
Telekom Malaysia Bhd	615	548
Tenaga Nasional Bhd	1,501	4,982
Top Glove Corp. Bhd	600	678
Westports Holdings Bhd	3,396	3,391
YTL Corp. Bhd	9,128	2,170
YTL Power International Bhd	13,988	2,461

		155,858

Mexico — 6.0%
Alfa SAB de CV, Class A	10,777	9,194
Alpek SAB de CV	3,203	3,512
Alsea SAB de CV*	406	865
America Movil SAB de CV, Series L	6,505	4,752
Arca Continental SAB de CV	368	1,926
Banco del Bajio SA, 144A	2,625	4,382
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	3,844	4,879
Cemex SAB de CV, Series CPO	6,990	2,602
Coca-Cola Femsa SAB de CV	2,385	14,091
Concentradora Fibra Danhos SA de CV REIT	1,835	2,433
El Puerto de Liverpool SAB de CV, Class C1	1,053	5,456
Fibra Uno Administracion SA de CV REIT	27,576	38,051
Fomento Economico Mexicano SAB de CV	2,031	18,525
Gruma SAB de CV, Class B	809	7,525
Grupo Aeroportuario del Centro Norte SAB de CV	1,964	11,524
Grupo Aeroportuario del Pacifico SAB de CV, Class B	588	5,602
Grupo Aeroportuario del Sureste SAB de CV, Class B	297	4,364
Grupo Bimbo SAB de CV, Series A	2,718	4,750
Grupo Carso SAB de CV, Series A1	652	1,873
Grupo Comercial Chedraui SA de CV	3,274	4,580
Grupo Elektra SAB DE CV	13	899
Grupo Financiero Banorte SAB de CV, Class O	850	4,567
Grupo Financiero Inbursa SAB de CV, Class O	2,210	2,728

	Number of Shares	Value
Mexico (Continued)
Grupo Lala SAB de CV	1,614	$1,684
Grupo Mexico SAB de CV, Series B	816	1,877
Grupo Televisa SAB, Series CPO	1,689	2,983
Industrias Bachoco SAB de CV, Series B	721	3,293
Industrias Penoles SAB de CV	33	396
Infraestructura Energetica Nova SAB de CV*	344	1,445
Kimberly-Clark de Mexico SAB de CV, Class A*	2,804	5,726
Megacable Holdings SAB de CV, Series CPO	1,512	6,165
Mexichem SAB de CV	6,191	11,338
Nemak SAB de CV, 144A	7,078	3,284
Promotora y Operadora de Infraestructura SAB de CV	829	6,931
Regional SAB de CV	522	2,362
Telesites SAB de CV*	669	417
Wal-Mart de Mexico SAB de CV	1,305	3,689

		210,670

Peru — 0.0%
Cia de Minas Buenaventura SAA, ADR	85	1,295

Philippines — 2.2%
Aboitiz Power Corp.	3,880	2,832
Alliance Global Group, Inc.	9,109	2,222
Ayala Corp.	172	3,056
Ayala Land, Inc.	6,862	6,235
Bank of the Philippine Islands	759	1,282
BDO Unibank, Inc.	481	1,377
DMCI Holdings, Inc.	24,533	4,265
Energy Development Corp.* (b)	8,122	1,072
Globe Telecom, Inc.	110	4,290
GT Capital Holdings, Inc.	221	3,855
International Container Terminal Services, Inc.	1,439	3,754
JG Summit Holdings, Inc.	2,240	3,096
Jollibee Foods Corp.	864	3,947
LT Group, Inc.	1,663	472
Manila Electric Co.	953	6,682
Megaworld Corp.	33,188	3,271
Metro Pacific Investments Corp.	35,500	3,376
Metropolitan Bank & Trust Co.	620	844
PLDT, Inc.	153	3,465
San Miguel Corp.	1,100	3,803
San Miguel Food and Beverage, Inc.	210	363
Semirara Mining & Power Corp.	5,574	2,484
SM Investments Corp.	133	2,621
SM Prime Holdings, Inc.	4,115	2,790
Universal Robina Corp.	1,250	4,154

		75,608

Qatar — 2.9%
Al Meera Consumer Goods Co. QSC	460	1,882
Barwa Real Estate Co.	8,380	7,824
Commercial Bank PSQC	3,120	4,078
Doha Bank QPSC	1,140	814
Industries Qatar QSC	1,450	4,332

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Qatar (Continued)
Masraf Al Rayan QSC	3,020	$3,010
Mesaieed Petrochemical Holding Co.	12,210	9,522
Ooredoo QPSC	1,320	2,537
Qatar Aluminum Manufacturing Co.	3,760	795
Qatar Electricity & Water Co. QSC	1,080	4,478
Qatar Fuel QSC	6,510	38,612
Qatar Gas Transport Co. Ltd.	8,130	5,313
Qatar Insurance Co. SAQ	2,220	1,908
Qatar International Islamic Bank QSC	930	1,977
Qatar Islamic Bank SAQ	1,000	4,339
Qatar National Bank QPSC	290	1,525
Qatar Navigation QSC	1,930	3,206
United Development Co. QSC	6,810	2,562
Vodafone Qatar QSC	4,100	1,385

		100,099

Romania — 0.1%
NEPI Rockcastle PLC	285	2,524

Russia — 3.6%
Aeroflot PJSC	1,328	2,188
Alrosa PJSC	270	301
Federal Grid Co Unified Energy System PJSC	417,752	1,113
Gazprom PJSC	1,471	5,127
Inter RAO UES PJSC	200,702	12,926
LUKOIL PJSC	124	10,014
Magnit PJSC	85	4,709
Magnitogorsk Iron & Steel Works PJSC	7,339	4,610
MMC Norilsk Nickel PJSC	25	6,038
Mobile TeleSystems PJSC	3,040	12,156
Mosenergo PJSC	30,081	1,009
Novatek PJSC	119	2,301
Novolipetsk Steel PJSC	2,698	6,029
PhosAgro PJSC	28	1,071
Rosneft Oil Co. PJSC	151	922
ROSSETI PJSC	70,408	1,240
Rostelecom PJSC	13,024	15,839
RusHydro PJSC	89,895	741
RussNeft PJSC*	167	1,438
Sberbank of Russia PJSC	124	417
Severstal PJSC	891	13,414
Surgutneftegas PJSC	14,014	5,775
Tatneft PJSC	854	9,527
Unipro PJSC	141,864	5,793
VTB Bank PJSC	794,667	461

		125,159

Singapore — 0.1%
Yanlord Land Group Ltd.	2,798	2,219

South Africa — 6.7%
Absa Group Ltd. (a)	156	1,579
African Rainbow Minerals Ltd.	59	644
Anglo American Platinum Ltd.	12	736
AngloGold Ashanti Ltd.	60	1,368
Aspen Pharmacare Holdings Ltd.	59	306
Attacq Ltd. REIT	8,810	6,382
AVI Ltd.	1,186	6,480

	Number of Shares	Value
South Africa (Continued)
Barloworld Ltd.	280	$2,044
Bid Corp. Ltd.	140	2,997
Bidvest Group Ltd.	425	5,002
Capitec Bank Holdings Ltd.	59	4,255
Clicks Group Ltd.	576	7,549
Discovery Ltd.	233	1,767
Distell Group Holdings Ltd.	114	976
Exxaro Resources Ltd.	150	1,345
FirstRand Ltd.	185	731
Foschini Group Ltd.	79	783
Growthpoint Properties Ltd. REIT	6,868	10,403
Hyprop Investments Ltd. REIT	1,404	6,085
Imperial Logistics Ltd.	202	732
Investec Ltd.	339	1,788
JSE Ltd.	92	782
KAP Industrial Holdings Ltd.	7,801	2,692
Liberty Holdings Ltd.	132	953
Life Healthcare Group Holdings Ltd.	3,816	5,733
Massmart Holdings Ltd.	71	210
Momentum Metropolitan Holdings	553	599
Motus Holdings Ltd.	1,907	9,420
Mr Price Group Ltd.	167	1,888
MTN Group Ltd. (a)	463	3,128
MultiChoice Group Ltd.*	132	1,157
Naspers Ltd., Class N	9	2,047
Nedbank Group Ltd.	156	2,322
Netcare Ltd.	9,040	9,705
Old Mutual Ltd. (a)	3,495	4,187
Pick n Pay Stores Ltd.	3,536	13,461
Pioneer Foods Group Ltd.	147	1,021
PSG Group Ltd.	91	1,202
Rand Merchant Investment Holdings Ltd.	2,254	4,397
Redefine Properties Ltd. REIT	33,962	17,558
Remgro Ltd.	195	2,205
Reunert Ltd.	1,537	6,529
RMB Holdings Ltd.	1,860	8,753
Sanlam Ltd.	321	1,538
Santam Ltd.	204	3,829
Sappi Ltd.	1,101	3,279
Sasol Ltd. (a)	94	1,783
Shoprite Holdings Ltd. (a)	222	1,652
SPAR Group Ltd.	1,034	11,838
Standard Bank Group Ltd.	79	922
Super Group Ltd.*	2,748	5,176
Telkom SA SOC Ltd.	3,069	16,091
Tiger Brands Ltd.	149	2,050
Truworths International Ltd.	530	1,839
Tsogo Sun Gaming Ltd.	1,256	1,143
Tsogo Sun Hotels Ltd.*	1,256	322
Vodacom Group Ltd.	47	357
Vukile Property Fund Ltd. REIT	12,473	15,378
Woolworths Holdings Ltd. (a)	686	2,493

		233,591

Taiwan — 14.9%
Acer, Inc.	1,083	593
Advantech Co. Ltd.	1,569	13,337

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Taiwan (Continued)
ASE Technology Holding Co. Ltd.	3,305	$7,513
Asia Cement Corp.	4,181	5,724
Asustek Computer, Inc.	1,192	7,742
AU Optronics Corp.	67,493	17,577
Capital Securities Corp.	2,072	577
Catcher Technology Co. Ltd.	307	2,155
Cathay Financial Holding Co. Ltd.	1,028	1,314
Chailease Holding Co. Ltd.	1,595	6,322
Chang Hwa Commercial Bank Ltd.	3,173	2,041
Cheng Shin Rubber Industry Co. Ltd.	1,770	2,479
Chicony Electronics Co. Ltd.	9,606	26,974
China Airlines Ltd.	13,897	4,088
China Development Financial Holding Corp.	16,270	4,709
China Life Insurance Co. Ltd.*	4,848	3,797
China Motor Corp.	6,840	5,444
China Steel Corp.	16,614	12,245
Chunghwa Telecom Co. Ltd.	1,546	5,365
Compal Electronics, Inc.	24,788	14,166
CTBC Financial Holding Co. Ltd.	8,861	5,741
Delta Electronics, Inc.	2,424	11,306
E.Sun Financial Holding Co. Ltd.	3,312	2,662
Eclat Textile Co. Ltd.	158	1,932
Epistar Corp.*	655	481
Eternal Materials Co. Ltd.	4,420	3,476
Eva Airways Corp.	14,167	6,382
Evergreen Marine Corp. Taiwan Ltd.*	7,392	3,024
Far Eastern International Bank	4,027	1,487
Far Eastern New Century Corp.	9,481	8,603
Far EasTone Telecommunications Co. Ltd.	3,116	7,262
Feng Hsin Steel Co. Ltd.	5,296	9,206
Feng TAY Enterprise Co. Ltd.	1,067	6,947
First Financial Holding Co. Ltd.	3,900	2,670
Formosa Chemicals & Fibre Corp.	3,213	9,012
Formosa Petrochemical Corp.	322	996
Formosa Plastics Corp.	3,123	9,356
Formosa Taffeta Co. Ltd.	5,245	5,686
Foxconn Technology Co. Ltd.	3,153	6,364
Fubon Financial Holding Co. Ltd.	1,349	1,875
Giant Manufacturing Co. Ltd.	252	1,753
Globalwafers Co. Ltd.	40	367
Hon Hai Precision Industry Co. Ltd.	168	397
Hotai Motor Co. Ltd.	277	3,902
Hua Nan Financial Holdings Co. Ltd.	3,745	2,379
Innolux Corp.	22,756	5,086
Inventec Corp.	9,230	6,318
Largan Precision Co. Ltd.	15	1,858
Lite-On Technology Corp.	15,111	24,054
MediaTek, Inc.	123	1,439
Mega Financial Holding Co. Ltd.	3,733	3,417
Nan Ya Plastics Corp.	3,910	8,564
Nanya Technology Corp.	307	688
Novatek Microelectronics Corp.	5,554	32,889
Oriental Union Chemical Corp.	5,827	3,951
Pegatron Corp.	2,766	4,614
Pou Chen Corp.	12,298	15,348
President Chain Store Corp.	1,212	11,267

	Number of Shares	Value
Taiwan (Continued)
Quanta Computer, Inc.	7,268	$13,074
Realtek Semiconductor Corp.	131	897
Shin Kong Financial Holding Co. Ltd.	4,489	1,315
SinoPac Financial Holdings Co. Ltd.	8,299	3,131
Synnex Technology International Corp.	3,393	3,997
Taishin Financial Holding Co. Ltd.	2,771	1,182
Taiwan Business Bank	3,770	1,476
Taiwan Cement Corp.	5,472	6,698
Taiwan Cooperative Financial Holding Co. Ltd.	3,928	2,501
Taiwan Fertilizer Co. Ltd.	5,432	7,851
Taiwan Glass Industry Corp.	1,737	644
Taiwan High Speed Rail Corp.	3,308	3,992
Taiwan Mobile Co. Ltd.	2,140	7,631
Taiwan Secom Co. Ltd.	1,523	4,170
Taiwan Semiconductor Manufacturing Co. Ltd.	286	2,358
Teco Electric and Machinery Co. Ltd.	4,939	3,915
Transcend Information, Inc.	3,663	7,685
U-Ming Marine Transport Corp.	477	525
Unimicron Technology Corp.	3,036	3,774
Uni-President Enterprises Corp.	5,294	12,911
United Microelectronics Corp.	51,383	22,003
Vanguard International Semiconductor Corp.	2,531	5,157
Walsin Lihwa Corp.	18,904	8,306
Wan Hai Lines Ltd.	3,930	2,377
Wistron Corp.	9,933	7,874
Yuanta Financial Holding Co. Ltd.	12,129	6,970
Yulon Nissan Motor Co. Ltd.	144	1,132

		520,467

Thailand — 5.8%
Advanced Info Service PCL, NVDR	846	6,420
Airports of Thailand PCL, NVDR	710	1,672
Bangkok Bank PCL	180	1,007
Bangkok Dusit Medical Services PCL, NVDR	6,566	5,068
Bangkok Expressway & Metro PCL, NVDR	9,400	3,444
Bangkok Life Assurance PCL, NVDR	903	605
Banpu PCL, NVDR	7,635	3,172
Berli Jucker PCL, NVDR	700	1,242
BTS Group Holdings PCL, NVDR	9,663	4,267
Bumrungrad Hospital PCL, NVDR	641	2,904
Central Pattana PCL, NVDR	3,416	7,514
Charoen Pokphand Foods PCL, NVDR	7,736	7,465
CP ALL PCL, NVDR	1,232	3,385
Delta Electronics Thailand PCL, NVDR	1,800	2,870
Electricity Generating PCL, NVDR	2,197	24,146
Energy Absolute PCL, NVDR	700	1,082
Global Power Synergy PCL, NVDR	600	1,423
Gulf Energy Development PCL, NVDR	700	3,320
Home Product Center PCL, NVDR	11,677	6,875
Indorama Ventures PCL, NVDR	928	1,070
Intouch Holdings PCL, NVDR	13,112	27,448
IRPC PCL, NVDR	39,505	5,117
Kasikornbank PCL	154	806

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Thailand (Continued)
Kasikornbank PCL, NVDR	158	$827
Krung Thai Bank PCL, NVDR	4,398	2,474
Land & Houses PCL, NVDR	52,721	18,624
Minor International PCL, NVDR	702	873
Muangthai Capital PCL, NVDR	1,200	2,159
PTT Exploration & Production PCL, NVDR	1,679	6,837
PTT Global Chemical PCL, NVDR	2,202	3,835
PTT PCL, NVDR	2,640	3,821
Ratch Group PCL, NVDR	4,746	11,410
Siam Cement PCL	196	2,667
Siam Cement PCL, NVDR	500	6,803
Siam City Cement PCL, NVDR	317	2,395
Siam Commercial Bank PCL, NVDR	1,040	4,201
Thai Oil PCL, NVDR	1,870	4,144
Thai Union Group PCL, NVDR	9,239	5,258
TMB Bank PCL, NVDR	26,077	1,331
Total Access Communication PCL, NVDR	146	294

		200,275

Turkey — 2.4%
Akbank T.A.S.*	578	688
Anadolu Efes Biracilik Ve Malt Sanayii AS	230	1,010
Arcelik AS*	698	2,047
BIM Birlesik Magazalar AS	1,490	12,025
Coca-Cola Icecek AS	272	1,609
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,692	545
Enerjisa Enerji AS, 144A	1,055	1,066
Enka Insaat ve Sanayi AS	2,171	2,161
Eregli Demir ve Celik Fabrikalari TAS	925	1,018
Ford Otomotiv Sanayi AS	355	3,580
Haci Omer Sabanci Holding AS	183	275
KOC Holding AS	2,391	7,178
Petkim Petrokimya Holding AS*	3,425	2,016
Soda Sanayii AS	4,896	4,639
TAV Havalimanlari Holding AS	605	2,451
Tekfen Holding AS	2,275	8,091
Tofas Turk Otomobil Fabrikasi AS	432	1,310
Tupras Turkiye Petrol Rafinerileri AS	782	16,912
Turk Hava Yollari AO*	769	1,491
Turkcell Iletisim Hizmetleri AS	3,215	7,135
Turkiye Garanti Bankasi AS*	1,145	1,749
Turkiye Is Bankasi AS, Class C*	502	475
Turkiye Sise ve Cam Fabrikalari AS	3,823	2,841
Ulker Biskuvi Sanayi AS	237	729

		83,041

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	858	2,030
Abu Dhabi Islamic Bank PJSC	2,431	3,342
Abu Dhabi National Oil Co. for Distribution PJSC	3,415	2,445
Air Arabia PJSC*	2,852	932
Aldar Properties PJSC	4,791	2,922
Dana Gas PJSC	2,522	674
DP World PLC	19	266
Dubai Islamic Bank PJSC	1,150	1,603

	Number of Shares	Value
United Arab Emirates (Continued)
Emaar Development PJSC	3,607	$4,036
Emaar Malls PJSC	3,526	1,862
Emaar Properties PJSC	1,471	1,982
Emirates Telecommunications Group Co. PJSC	519	2,388
First Abu Dhabi Bank PJSC	122	507

		24,989

TOTAL COMMON STOCKS (Cost $3,311,351)		3,252,355

PREFERRED STOCKS — 3.4%
Brazil — 2.1%
Alpargatas SA*	449	2,693
Azul SA*	109	1,242
Banco Bradesco SA	37	295
Banco do Estado do Rio Grande do Sul SA, Class B	289	1,583
Bradespar SA	161	1,108
Braskem SA, Class A*	279	1,905
Cia Brasileira de Distribuicao	1,108	23,478
Cia de Transmissao de Energia Eletrica Paulista	428	2,569
Cia Energetica de Minas Gerais	306	1,093
Cia Paranaense de Energia, Class B	333	4,198
Gerdau SA	253	788
Itau Unibanco Holding SA	242	1,988
Itausa — Investimentos Itau SA	4,617	13,732
Lojas Americanas SA	82	372
Telefonica Brasil SA	1,247	16,196

		73,240

Chile — 0.2%
Embotelladora Andina SA, Class B	818	2,535
Sociedad Quimica y Minera de Chile SA, Class B	161	3,983

		6,518

Colombia — 0.2%
Bancolombia SA	240	2,995
Grupo Aval Acciones y Valores SA	10,008	3,755
Grupo de Inversiones Suramericana SA	56	505

		7,255

Russia — 0.9%
Bashneft PJSC	315	7,420
Surgutneftegas PJSC	30,856	14,937
Tatneft PJSC	193	1,840
Transneft PJSC	4	9,031

		33,228

TOTAL PREFERRED STOCKS (Cost $118,709)		120,241

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

		Principal Amount	Value
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $0) (b)	INR	$1,440	$0

		Number of Shares
WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)		35	5

EXCHANGE-TRADED FUNDS — 1.7%
Global X MSCI Pakistan ETF		1,989	11,178
iShares Core MSCI Emerging Markets ETF		361	17,426
iShares MSCI Emerging Markets ETF (a)		400	16,076

	Number of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
Vanguard FTSE Emerging Markets ETF	380	$15,352

TOTAL EXCHANGE-TRADED FUNDS (Cost $71,550)		60,032

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (d)(e) (Cost $18,715)	18,715	18,715

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.09% (d) (Cost $15,468)	15,468	15,468

TOTAL INVESTMENTS — 99.5% (Cost $3,535,793)		$3,466,816
Other assets and liabilities, net — 0.5%		16,938

NET ASSETS — 100.0%		$3,483,754

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (d)(e)
90,527	—	(71,812	)(f)	—	—	429	—	18,715	18,715

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.09% (d)
—	319,204	(303,736)		—	—	119	—	15,468	15,468

90,527	319,204	(375,548)		—	—	548	—	34,183	34,183

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $37,898, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $22,420.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2019

QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	1	$50,370	$49,200	9/20/2019	$(1,170)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$3,249,372	$—	$2,983	$3,252,355
Preferred Stocks (g)	120,241	—	—	120,241
Corporate Bonds	—	—	0	0
Warrants	5	—	—	5
Exchange-Traded Funds	60,032	—	—	60,032
Short-Term Investments (g)	34,183	—	—	34,183

TOTAL	$3,463,833	$—	$2,983	$3,466,816

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(1,170)	$—	$—	$(1,170)

TOTAL	$(1,170)	$—	$—	$(1,170)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2019, the amount of transfers between Level 1 and Level 3 was $2,198. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.1%
Communication Services — 3.0%
Activision Blizzard, Inc.	345	$17,457
Alphabet, Inc., Class A*	33	39,288
Alphabet, Inc., Class C*	50	59,405
Altice USA, Inc., Class A*	2,036	58,800
AMC Networks, Inc., Class A* (a)	1,223	59,316
AT&T, Inc.	2,358	83,143
Cable One, Inc. (a)	261	338,679
CBS Corp., Class B	3,976	167,231
CenturyLink, Inc. (a)	4,050	46,089
Charter Communications, Inc., Class A*	346	141,718
Cinemark Holdings, Inc. (a)	8,758	334,205
Comcast Corp., Class A	2,771	122,644
Discovery, Inc., Class A* (a)	349	9,632
Discovery, Inc., Class C*	1,027	26,733
DISH Network Corp., Class A*	3,658	122,763
Electronic Arts, Inc.*	265	24,825
Facebook, Inc., Class A*	177	32,864
Fox Corp., Class A	11,848	392,998
Fox Corp., Class B	6,794	222,843
IAC/InterActiveCorp*	1,746	444,601
Interpublic Group of Cos., Inc.	11,469	228,004
John Wiley & Sons, Inc., Class A	1,290	57,405
Liberty Broadband Corp., Class C*	157	16,554
Liberty Media Corp.-Liberty Formula One, Class C*	595	24,835
Liberty Media Corp-Liberty SiriusXM, Class A*	1,098	44,458
Liberty Media Corp-Liberty SiriusXM, Class C*	2,117	86,395
Live Nation Entertainment, Inc.*	3,296	229,105
Madison Square Garden Co., Class A*	643	162,248
Match Group, Inc. (a)	318	26,966
New York Times Co., Class A (a)	7,213	210,620
News Corp., Class A	944	12,980
Nexstar Media Group, Inc., Class A	2,148	212,416
Omnicom Group, Inc. (a)	10,420	792,545
Sinclair Broadcast Group, Inc., Class A	1,211	53,974
Sirius XM Holdings, Inc. (a)	7,197	44,406
Take-Two Interactive Software, Inc.*	806	106,368
Telephone & Data Systems, Inc.	9,753	245,776
T-Mobile US, Inc.*	1,440	112,392
Tribune Media Co., Class A	3,785	176,305
United States Cellular Corp.* (a)	1,258	45,275
Verizon Communications, Inc.	2,939	170,932
Viacom, Inc., Class B	3,681	91,951
Walt Disney Co.	762	104,592
Zayo Group Holdings, Inc.*	2,150	72,369
Zynga, Inc., Class A*	10,920	62,353

		6,136,458

Consumer Discretionary — 13.7%
Advance Auto Parts, Inc.	3,019	416,471
Amazon.com, Inc.*	16	28,421
Aptiv PLC	1,585	131,824
Aramark	1,833	74,896
AutoNation, Inc.* (a)	477	22,638

	Number of Shares	Value
Consumer Discretionary (Continued)
AutoZone, Inc.*	931	$1,025,673
Best Buy Co., Inc.	6,923	440,649
Booking Holdings, Inc.*	66	129,783
BorgWarner, Inc.	3,555	116,000
Bright Horizons Family Solutions, Inc.*	2,049	338,187
Brunswick Corp.	531	24,745
Burlington Stores, Inc.*	1,714	347,068
CarMax, Inc.* (a)	2,183	181,800
Carnival Corp.	5,082	224,015
Carter’s, Inc. (a)	2,238	204,732
Chipotle Mexican Grill, Inc.*	289	242,303
Choice Hotels International, Inc.	921	83,793
Columbia Sportswear Co. (a)	1,037	97,260
D.R. Horton, Inc.	7,425	367,315
Darden Restaurants, Inc.	9,710	1,174,716
Dick’s Sporting Goods, Inc. (a)	3,761	128,024
Dollar General Corp.	7,989	1,247,003
Dollar Tree, Inc.*	2,222	225,600
Domino’s Pizza, Inc. (a)	1,087	246,575
Dunkin’ Brands Group, Inc.	2,954	243,528
eBay, Inc.	9,256	372,924
Expedia Group, Inc.	1,573	204,647
Extended Stay America, Inc.	2,750	38,638
Five Below, Inc.*	494	60,698
Foot Locker, Inc. (a)	5,212	188,622
Ford Motor Co.	25,770	236,311
frontdoor, Inc.*	4,367	224,202
Gap, Inc. (a)	2,414	38,117
Garmin Ltd.	8,585	700,278
General Motors Co.	4,340	160,971
Gentex Corp.	15,377	409,028
Genuine Parts Co.	10,323	932,064
Goodyear Tire & Rubber Co.	1,252	14,360
Graham Holdings Co., Class B	619	435,813
Grand Canyon Education, Inc.*	1,363	171,193
H&R Block, Inc. (a)	23,663	573,118
Hanesbrands, Inc. (a)	5,104	69,721
Harley-Davidson, Inc. (a)	2,986	95,253
Hasbro, Inc.	1,810	199,951
Hilton Worldwide Holdings, Inc.	2,425	223,997
Home Depot, Inc.	551	125,578
Hyatt Hotels Corp., Class A (a)	1,420	102,453
Kohl’s Corp. (a)	3,147	148,727
L Brands, Inc. (a)	817	13,489
Las Vegas Sands Corp.	629	34,891
Lear Corp.	1,130	126,854
Leggett & Platt, Inc. (a)	7,412	275,652
Lennar Corp., Class A	3,629	185,079
LKQ Corp.*	4,459	117,138
Lowe’s Cos., Inc.	5,063	568,069
Lululemon Athletica, Inc.*	851	157,154
Marriott International, Inc., Class A	1,109	139,801
McDonald’s Corp.	708	154,323
MGM Resorts International	1,673	46,944
Mohawk Industries, Inc.*	432	51,361
NIKE, Inc., Class B	3,545	299,553
Nordstrom, Inc. (a)	1,731	50,147

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Consumer Discretionary (Continued)
Norwegian Cruise Line Holdings Ltd.*	5,855	$297,141
NVR, Inc.*	243	874,557
Ollie’s Bargain Outlet Holdings, Inc.* (a)	1,006	55,783
O’Reilly Automotive, Inc.*	1,878	720,701
Penske Automotive Group, Inc. (a)	1,066	45,603
Planet Fitness, Inc., Class A*	1,528	107,892
Polaris, Inc.	144	11,811
Pool Corp.	1,659	325,794
PulteGroup, Inc.	28,718	970,668
PVH Corp.	565	42,827
Qurate Retail, Inc., Series A*	2,323	24,879
Ralph Lauren Corp.	848	74,912
Ross Stores, Inc.	8,187	867,904
Royal Caribbean Cruises Ltd.	2,107	219,718
Service Corp. International	7,584	351,139
ServiceMaster Global Holdings, Inc.*	513	29,262
Six Flags Entertainment Corp.	1,074	63,549
Starbucks Corp.	11,089	1,070,754
Tapestry, Inc.	2,422	50,014
Target Corp.	5,990	641,170
Tempur Sealy International, Inc.* (a)	348	26,838
Thor Industries, Inc. (a)	335	15,380
Tiffany & Co. (a)	759	64,416
TJX Cos., Inc.	16,157	888,150
Toll Brothers, Inc.	9,721	351,803
Tractor Supply Co.	8,875	904,185
Ulta Beauty, Inc.*	1,467	348,750
Vail Resorts, Inc.	398	94,039
VF Corp.	4,616	378,281
Wendy’s Co. (a)	12,123	266,706
Whirlpool Corp.	1,929	268,305
Williams-Sonoma, Inc. (a)	4,170	274,386
Wyndham Destinations, Inc.	4,225	187,337
Wyndham Hotels & Resorts, Inc.	464	23,840
Yum China Holdings, Inc.	6,624	300,928
Yum! Brands, Inc.	7,015	819,212

		27,768,772

Consumer Staples — 6.6%
Altria Group, Inc.	3,953	172,904
Archer-Daniels-Midland Co.	1,325	50,416
Brown-Forman Corp., Class A	590	33,966
Brown-Forman Corp., Class B (a)	1,808	106,654
Bunge Ltd.	282	15,062
Campbell Soup Co.	1,445	65,025
Casey’s General Stores, Inc. (a)	4,506	756,332
Church & Dwight Co., Inc.	8,758	698,713
Clorox Co.	3,461	547,392
Coca-Cola Co.	820	45,133
Colgate-Palmolive Co.	6,989	518,234
Conagra Brands, Inc.	3,666	103,968
Constellation Brands, Inc., Class A	833	170,224
Costco Wholesale Corp.	2,136	629,607
Estee Lauder Cos., Inc., Class A	2,651	524,872
Flowers Foods, Inc. (a)	9,238	210,626
General Mills, Inc.	5,547	298,429
Herbalife Nutrition Ltd.* (a)	968	33,328

	Number of Shares	Value
Consumer Staples (Continued)
Hershey Co.	3,483	$551,986
Hormel Foods Corp. (a)	10,327	440,033
Ingredion, Inc.	2,105	162,653
JM Smucker Co. (a)	4,008	421,481
Kellogg Co. (a)	3,517	220,868
Kimberly-Clark Corp.	6,252	882,220
Kroger Co.	13,443	318,330
Lamb Weston Holdings, Inc.	4,088	287,754
McCormick & Co., Inc. (a)	2,756	448,870
Molson Coors Brewing Co., Class B	4,533	232,815
Mondelez International, Inc., Class A	6,483	357,991
Monster Beverage Corp.*	2,727	159,993
PepsiCo, Inc.	1,645	224,921
Philip Morris International, Inc.	3,510	253,036
Pilgrim’s Pride Corp.*	2,480	77,277
Post Holdings, Inc.*	1,603	159,803
Procter & Gamble Co.	975	117,224
Seaboard Corp.	9	37,172
Spectrum Brands Holdings, Inc. (a)	1,387	77,492
Sprouts Farmers Market, Inc.* (a)	8,829	158,481
Sysco Corp.	13,882	1,031,849
TreeHouse Foods, Inc.* (a)	1,411	71,467
Tyson Foods, Inc., Class A	10,873	1,011,624
US Foods Holding Corp.*	10,887	440,379
Walgreens Boots Alliance, Inc.	6,352	325,159
Walmart, Inc.	503	57,473

		13,509,236

Energy — 1.3%
Apache Corp.	1,142	24,633
Apergy Corp.*	548	14,237
Baker Hughes a GE Co. (a)	1,192	25,854
Cabot Oil & Gas Corp.	12,642	216,431
Cheniere Energy, Inc.*	1,105	65,980
Chevron Corp.	1,265	148,916
Cimarex Energy Co. (a)	2,380	101,816
Concho Resources, Inc.	590	43,159
ConocoPhillips	6,043	315,324
Devon Energy Corp.	1,324	29,115
Diamondback Energy, Inc. (a)	182	17,851
EOG Resources, Inc.	2,554	189,481
EQT Corp. (a)	1,616	16,435
Equitrans Midstream Corp. (a)	7,075	95,442
Exxon Mobil Corp.	1,250	85,600
Halliburton Co.	749	14,111
Helmerich & Payne, Inc. (a)	665	24,997
Hess Corp.	519	32,671
HollyFrontier Corp.	726	32,205
Kinder Morgan, Inc.	6,044	122,512
Murphy Oil Corp.	397	7,237
Noble Energy, Inc. (a)	569	12,848
Occidental Petroleum Corp.	2,795	121,527
ONEOK, Inc.	951	67,787
Phillips 66	3,770	371,835
Pioneer Natural Resources Co.	1,008	124,407
Schlumberger Ltd.	961	31,165

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Energy (Continued)
Valero Energy Corp.	3,289	$247,596

		2,601,172

Financials — 12.2%
Affiliated Managers Group, Inc.	161	12,337
Aflac, Inc.	8,917	447,455
AGNC Investment Corp. REIT	4,921	73,175
Alleghany Corp.*	125	93,664
Allstate Corp.	4,091	418,877
Ally Financial, Inc.	9,786	306,791
American Express Co.	1,786	214,981
American Financial Group, Inc.	1,520	153,474
American International Group, Inc.	747	38,874
American National Insurance Co.	311	35,476
Ameriprise Financial, Inc.	1,431	184,570
Annaly Capital Management, Inc. REIT	11,289	93,699
Aon PLC	1,767	344,300
Arch Capital Group Ltd.*	12,000	474,000
Arthur J Gallagher & Co.	7,120	645,855
Associated Banc-Corp.	1,649	31,727
Assurant, Inc.	1,209	148,707
Assured Guaranty Ltd.	7,127	303,254
Athene Holding, Ltd., Class A*	3,117	121,127
AXA Equitable Holdings, Inc.	4,354	90,433
Axis Capital Holdings Ltd.	724	44,446
Bank of America Corp.	647	17,799
Bank of Hawaii Corp. (a)	712	58,868
Bank of New York Mellon Corp.	1,815	76,339
BankUnited, Inc.	1,375	43,670
BB&T Corp. (a)	3,268	155,720
Berkshire Hathaway, Inc., Class B*	82	16,680
BlackRock, Inc.	92	38,876
Brighthouse Financial, Inc.*	463	16,325
Brown & Brown, Inc.	11,268	415,677
Capital One Financial Corp.	2,459	212,999
Cboe Global Markets, Inc.	3,314	394,896
Charles Schwab Corp.	783	29,965
Chimera Investment Corp. REIT (a)	9,448	180,173
Chubb Ltd.	1,512	236,295
Cincinnati Financial Corp.	2,118	238,254
CIT Group, Inc.	2,414	102,812
Citigroup, Inc.	889	57,207
Citizens Financial Group, Inc.	2,466	83,203
CME Group, Inc.	480	104,299
CNA Financial Corp.	621	29,268
Comerica, Inc.	1,111	68,493
Commerce Bancshares, Inc. (a)	1,653	94,337
Credit Acceptance Corp.*	317	143,490
Cullen/Frost Bankers, Inc. (a)	546	45,323
Discover Financial Services	6,455	516,206
E*TRADE Financial Corp.	1,025	42,783
East West Bancorp, Inc.	863	35,495
Eaton Vance Corp.	2,159	93,096
Erie Indemnity Co., Class A (a)	1,923	421,733
Evercore, Inc., Class A (a)	1,808	144,206
Everest Re Group Ltd.	430	101,428
FactSet Research Systems, Inc. (a)	2,107	573,294

	Number of Shares	Value
Financials (Continued)
Fidelity National Financial, Inc.	17,490	$768,511
Fifth Third Bancorp	5,387	142,486
First American Financial Corp.	10,583	618,576
First Citizens BancShares, Inc., Class A	174	77,360
First Hawaiian, Inc.	1,443	37,085
First Horizon National Corp.	1,931	30,568
First Republic Bank	919	82,453
FNB Corp. (a)	5,020	53,965
Franklin Resources, Inc. (a)	18,002	473,093
Globe Life, Inc.	4,502	401,849
Goldman Sachs Group, Inc.	409	83,399
Hanover Insurance Group, Inc.	2,577	343,128
Hartford Financial Services Group, Inc.	5,539	322,813
Huntington Bancshares, Inc.	8,851	117,276
Interactive Brokers Group, Inc., Class A (a)	314	14,821
Intercontinental Exchange, Inc.	1,756	164,151
Invesco Ltd. (a)	3,786	59,440
Janus Henderson Group PLC (a)	2,340	44,717
Jefferies Financial Group, Inc.	3,178	59,238
JPMorgan Chase & Co.	147	16,149
Kemper Corp.	1,311	91,744
KeyCorp	5,944	98,670
Lazard Ltd., Class A (a)	2,408	82,691
Legg Mason, Inc.	904	33,258
Lincoln National Corp.	1,894	100,155
Loews Corp.	4,981	239,437
LPL Financial Holdings, Inc.	3,736	280,013
M&T Bank Corp.	1,030	150,596
Markel Corp.*	37	42,294
MarketAxess Holdings, Inc. (a)	1,084	431,020
Marsh & McLennan Cos., Inc.	5,909	590,250
Mercury General Corp.	538	28,783
MetLife, Inc.	3,643	161,385
MFA Financial, Inc. REIT	17,183	123,202
MGIC Investment Corp.	52,232	660,735
Moody’s Corp.	2,107	454,227
Morgan Stanley	1,067	44,270
Morningstar, Inc.	1,079	174,345
MSCI, Inc.	2,778	651,802
Nasdaq, Inc.	2,208	220,447
Navient Corp. (a)	2,486	31,672
New Residential Investment Corp. REIT (a)	8,541	120,172
New York Community Bancorp, Inc. (a)	7,730	89,204
Northern Trust Corp.	975	85,732
Old Republic International Corp.	11,634	271,770
PacWest Bancorp	809	27,571
People’s United Financial, Inc. (a)	4,722	67,855
Pinnacle Financial Partners, Inc. (a)	834	43,927
PNC Financial Services Group, Inc.	904	116,553
Popular, Inc.	3,700	194,509
Primerica, Inc.	1,583	188,646
Principal Financial Group, Inc.	3,930	209,155
Progressive Corp.	14,026	1,063,171
Prosperity Bancshares, Inc. (a)	871	56,545
Prudential Financial, Inc.	2,058	164,825

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Financials (Continued)
Raymond James Financial, Inc.	1,880	$147,599
Regions Financial Corp.	4,605	67,325
Reinsurance Group of America, Inc.	1,957	301,319
RenaissanceRe Holdings Ltd.	1,516	273,714
S&P Global, Inc.	1,574	409,539
Santander Consumer USA Holdings, Inc.	1,161	30,314
SEI Investments Co.	3,055	175,693
Signature Bank	575	67,074
SLM Corp.	1,405	11,858
Starwood Property Trust, Inc. REIT	5,897	138,167
State Street Corp.	502	25,758
Sterling Bancorp	2,247	42,850
SunTrust Banks, Inc.	1,921	118,161
SVB Financial Group*	48	9,342
Synchrony Financial	10,982	351,973
Synovus Financial Corp.	623	22,141
T. Rowe Price Group, Inc.	3,782	418,365
TCF Financial Corp.	1,071	41,298
TD Ameritrade Holding Corp.	1,125	49,961
Travelers Cos., Inc.	3,104	456,164
Two Harbors Investment Corp. REIT (a)	2,327	29,390
Umpqua Holdings Corp.	2,373	37,280
Unum Group	3,079	78,237
US Bancorp	2,500	131,725
Voya Financial, Inc.	2,626	129,514
W.R. Berkley Corp.	5,381	383,396
Webster Financial Corp.	592	26,498
Wells Fargo & Co.	198	9,221
Western Alliance Bancorp	369	16,022
Willis Towers Watson PLC	1,767	349,813
Wintrust Financial Corp.	433	27,205
Zions Bancorp NA (a)	1,465	60,197

		24,805,253

Health Care — 7.9%
Abbott Laboratories	1,290	110,063
AbbVie, Inc.	1,030	67,712
Agilent Technologies, Inc.	5,105	363,017
Alexion Pharmaceuticals, Inc.*	246	24,787
Align Technology, Inc.*	174	31,861
Allergan PLC	93	14,854
AmerisourceBergen Corp.	2,843	233,894
Amgen, Inc.	1,426	297,492
Anthem, Inc.	959	250,798
Baxter International, Inc.	5,552	488,298
Becton Dickinson and Co.	82	20,821
Biogen, Inc.*	373	81,967
Bio-Rad Laboratories, Inc., Class A*	340	114,821
Bio-Techne Corp.	954	182,758
Boston Scientific Corp.*	2,223	94,989
Bristol-Myers Squibb Co.	4,099	197,039
Bruker Corp.	3,557	153,556
Cantel Medical Corp. (a)	156	14,341
Cardinal Health, Inc.	6,367	274,609
Catalent, Inc.* (a)	929	48,995
Celgene Corp.*	1,465	141,812
Centene Corp.*	661	30,816

	Number of Shares	Value
Health Care (Continued)
Cerner Corp.	11,887	$819,133
Charles River Laboratories International, Inc.*	1,218	159,802
Chemed Corp.	1,100	472,373
Cooper Cos., Inc.	991	306,962
Covetrus, Inc.* (a)	14,078	187,097
Danaher Corp.	1,171	166,387
DaVita, Inc.*	859	48,422
DENTSPLY SIRONA, Inc.	1,107	57,730
Edwards Lifesciences Corp.*	1,244	275,969
Elanco Animal Health, Inc.*	4,877	126,900
Eli Lilly & Co.	1,935	218,597
Encompass Health Corp.	2,931	178,176
Gilead Sciences, Inc.	3,107	197,419
HCA Healthcare, Inc.	3,751	450,870
Henry Schein, Inc.* (a)	12,258	755,338
Hill-Rom Holdings, Inc.	1,880	202,438
Hologic, Inc.*	2,066	101,998
Humana, Inc.	1,183	335,037
ICU Medical, Inc.*	119	19,248
IDEXX Laboratories, Inc.*	869	251,784
Illumina, Inc.*	106	29,822
Incyte Corp.*	185	15,137
Integra LifeSciences Holdings Corp.*	248	14,885
Intuitive Surgical, Inc.*	248	126,812
IQVIA Holdings, Inc.*	1,628	252,584
Jazz Pharmaceuticals PLC*	568	72,789
Johnson & Johnson	509	65,335
Laboratory Corp. of America Holdings*	1,620	271,447
Masimo Corp.*	2,191	335,771
McKesson Corp.	2,893	400,015
Medidata Solutions, Inc.*	597	54,673
MEDNAX, Inc.*	517	10,898
Medtronic PLC	1,127	121,592
Merck & Co., Inc.	1,405	121,490
Mettler-Toledo International, Inc.*	612	401,956
Molina Healthcare, Inc.*	575	74,911
PerkinElmer, Inc. (a)	1,585	131,080
Perrigo Co. PLC (a)	274	12,818
Pfizer, Inc.	1,896	67,403
PRA Health Sciences, Inc.*	683	67,508
Premier, Inc., Class A*	7,681	270,832
QIAGEN NV*	1,339	46,450
Quest Diagnostics, Inc.	2,527	258,689
Regeneron Pharmaceuticals, Inc.*	362	104,998
ResMed, Inc.	2,668	371,652
STERIS PLC	3,609	557,230
Stryker Corp.	802	176,969
Teleflex, Inc.	467	169,951
Thermo Fisher Scientific, Inc.	513	147,262
United Therapeutics Corp.* (a)	921	76,038
UnitedHealth Group, Inc.	274	64,116
Universal Health Services, Inc., Class B	4,404	636,730
Varian Medical Systems, Inc.*	3,659	387,598
Veeva Systems, Inc., Class A*	830	133,115
Vertex Pharmaceuticals, Inc.*	167	30,063
Waters Corp.*	1,810	383,521

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Health Care (Continued)
WellCare Health Plans, Inc.*	103	$27,886
West Pharmaceutical Services, Inc.	3,491	507,801
Zimmer Biomet Holdings, Inc.	1,125	156,600
Zoetis, Inc.	2,033	257,012

		15,984,419

Industrials — 16.7%
3M Co.	682	110,293
Acuity Brands, Inc.	1,709	214,326
AECOM*	5,270	186,980
AGCO Corp.	6,609	456,814
Air Lease Corp.	1,393	57,865
Alaska Air Group, Inc.	5,785	345,480
Allegion PLC	3,683	354,562
Allison Transmission Holdings, Inc.	10,846	481,888
AMERCO (a)	365	128,341
American Airlines Group, Inc. (a)	526	13,839
AMETEK, Inc.	4,108	353,000
AO Smith Corp.	2,315	107,694
Arconic, Inc.	2,094	54,109
Armstrong World Industries, Inc.	2,431	232,088
Boeing Co.	233	84,833
BWX Technologies, Inc. (a)	691	40,907
C.H. Robinson Worldwide, Inc. (a)	8,126	686,566
Carlisle Cos., Inc.	4,803	696,243
Caterpillar, Inc.	774	92,106
Cintas Corp.	1,413	372,749
Clean Harbors, Inc.*	2,927	215,281
Colfax Corp.* (a)	723	19,666
Copa Holdings SA, Class A	228	23,525
Copart, Inc.*	4,701	354,408
CoStar Group, Inc.*	465	285,915
Crane Co.	2,674	203,866
CSX Corp.	2,868	192,213
Cummins, Inc.	8,390	1,252,375
Curtiss-Wright Corp.	1,336	163,847
Deere & Co.	698	108,127
Delta Air Lines, Inc.	11,797	682,574
Donaldson Co., Inc. (a)	5,370	259,693
Dover Corp.	6,263	587,094
Eaton Corp. PLC	6,361	513,460
Emerson Electric Co.	4,753	283,231
Equifax, Inc.	1,021	149,454
Expeditors International of Washington, Inc.	7,992	568,231
Fastenal Co. (a)	17,629	539,800
FedEx Corp.	314	49,804
Flowserve Corp.	2,209	94,280
Fluor Corp.	383	6,768
Fortive Corp.	4,272	302,885
Fortune Brands Home & Security, Inc.	5,488	280,217
Gardner Denver Holdings, Inc.*	571	16,376
General Dynamics Corp.	725	138,671
Genesee & Wyoming, Inc., Class A*	1,115	123,631
Graco, Inc.	7,425	338,357
HD Supply Holdings, Inc.*	6,475	251,942
HEICO Corp. (a)	839	121,378

	Number of Shares	Value
Industrials (Continued)
HEICO Corp., Class A	1,428	$157,594
Hexcel Corp.	3,582	301,425
Honeywell International, Inc.	1,755	288,908
Hubbell, Inc.	1,881	246,674
Huntington Ingalls Industries, Inc.	2,715	567,435
IAA, Inc.*	6,047	295,396
IDEX Corp.	2,243	369,445
IHS Markit Ltd.*	2,588	169,799
Illinois Tool Works, Inc.	3,009	450,929
Ingersoll-Rand PLC	4,025	487,387
ITT, Inc.	5,339	303,896
Jacobs Engineering Group, Inc.	1,310	116,407
JB Hunt Transport Services, Inc.	1,862	201,170
JetBlue Airways Corp.*	14,277	247,278
Johnson Controls International PLC	12,497	533,497
Kansas City Southern	2,797	351,863
KAR Auction Services, Inc. (a)	6,127	162,733
Kirby Corp.* (a)	961	70,720
Knight-Swift Transportation Holdings, Inc. (a)	2,295	78,351
L3Harris Technologies, Inc.	4,000	845,640
Landstar System, Inc.	3,447	384,409
Lennox International, Inc. (a)	2,300	583,694
Lincoln Electric Holdings, Inc. (a)	2,135	176,266
Lockheed Martin Corp.	513	197,048
Macquarie Infrastructure Corp.	3,003	113,573
ManpowerGroup, Inc.	4,625	378,048
Masco Corp.	13,009	529,857
Middleby Corp.* (a)	1,093	119,858
MSC Industrial Direct Co., Inc., Class A	1,569	106,096
Nielsen Holdings PLC	704	14,615
Nordson Corp.	1,531	208,155
Norfolk Southern Corp.	1,805	314,160
Northrop Grumman Corp.	386	141,998
nVent Electric PLC	2,461	49,860
Old Dominion Freight Line, Inc. (a)	1,648	269,876
Oshkosh Corp.	3,372	236,950
Owens Corning	1,107	63,498
PACCAR, Inc.	14,800	970,288
Parker-Hannifin Corp.	2,748	455,536
Pentair PLC	4,736	170,117
Quanta Services, Inc.	5,746	194,789
Raytheon Co.	1,567	290,396
Regal Beloit Corp.	1,855	131,520
Republic Services, Inc.	3,851	343,702
Resideo Technologies, Inc.*	11,947	164,630
Robert Half International, Inc.	3,795	202,919
Rockwell Automation, Inc.	2,577	393,740
Rollins, Inc. (a)	4,016	131,765
Roper Technologies, Inc.	678	248,663
Ryder System, Inc.	968	46,629
Schneider National, Inc., Class B	1,057	20,548
Sensata Technologies Holding PLC*	2,070	94,351
Snap-on, Inc. (a)	3,661	544,317
Southwest Airlines Co.	14,819	775,330
Spirit AeroSystems Holdings, Inc., Class A	4,165	335,699

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials (Continued)
Stanley Black & Decker, Inc.	2,175	$288,971
Teledyne Technologies, Inc.*	1,722	531,392
Textron, Inc.	2,856	128,520
Timken Co.	1,993	80,079
Toro Co.	8,736	629,079
TransDigm Group, Inc. (a)	398	214,251
TransUnion	734	61,399
Union Pacific Corp.	1,130	183,015
United Airlines Holdings, Inc.*	4,358	367,423
United Parcel Service, Inc., Class B	2,971	352,539
United Rentals, Inc.*	129	14,520
United Technologies Corp.	434	56,524
Univar, Inc.* (a)	1,685	32,605
Valmont Industries, Inc.	344	46,612
Verisk Analytics, Inc.	2,520	407,081
W.W. Grainger, Inc.	628	171,852
WABCO Holdings, Inc.*	3,650	487,312
Wabtec Corp. (a)	169	11,696
Waste Management, Inc.	4,572	545,668
Watsco, Inc.	1,088	177,942
WESCO International, Inc.*	1,022	46,072
Woodward, Inc.	976	105,262
Xylem, Inc.	3,313	253,809

		34,040,822

Information Technology — 14.8%
Accenture PLC, Class A	1,302	258,017
Adobe, Inc.*	487	138,556
Akamai Technologies, Inc.*	2,646	235,838
Alliance Data Systems Corp.	153	18,811
Amdocs Ltd.	8,582	555,599
Amphenol Corp., Class A	3,846	336,679
Analog Devices, Inc.	3,305	362,988
ANSYS, Inc.*	2,681	553,787
Apple, Inc.	1,273	265,726
Applied Materials, Inc.	10,954	526,011
Arista Networks, Inc.*	55	12,464
Arrow Electronics, Inc.*	1,649	114,111
Aspen Technology, Inc.*	3,786	504,295
Atlassian Corp. PLC, Class A*	142	19,100
Autodesk, Inc.*	170	24,279
Automatic Data Processing, Inc.	1,716	291,445
Avalara, Inc.*	249	21,001
Avnet, Inc.	6,008	251,675
Black Knight, Inc.*	3,292	204,927
Booz Allen Hamilton Holding Corp.	7,942	599,700
Broadcom, Inc.	603	170,432
Broadridge Financial Solutions, Inc.	3,115	403,206
CACI International, Inc., Class A*	1,311	291,422
Cadence Design Systems, Inc.*	11,985	820,733
CDK Global, Inc.	2,307	99,570
CDW Corp.	11,687	1,349,849
Ciena Corp.*	3,961	162,124
Cisco Systems, Inc.	3,285	153,771
Citrix Systems, Inc.	3,744	348,117
Cognex Corp. (a)	1,378	62,120
Cognizant Technology Solutions Corp., Class A	3,324	204,060

	Number of Shares	Value
Information Technology (Continued)
CoreLogic, Inc.*	722	$34,945
Corning, Inc.	21,438	597,048
Cypress Semiconductor Corp.	5,585	128,511
Dell Technologies, Inc., Class C*	7,323	377,354
Dolby Laboratories, Inc., Class A	2,596	159,810
DXC Technology Co.	811	26,941
EchoStar Corp., Class A*	513	21,674
Entegris, Inc. (a)	2,613	111,915
EPAM Systems, Inc.*	3,145	601,733
Euronet Worldwide, Inc.*	1,794	274,733
F5 Networks, Inc.*	1,672	215,237
Fair Isaac Corp.*	846	298,401
Fidelity National Information Services, Inc.	1,501	204,466
Fiserv, Inc.*	4,272	456,848
FleetCor Technologies, Inc.*	863	257,519
FLIR Systems, Inc.	3,831	188,753
Fortinet, Inc.*	5,167	409,123
Gartner, Inc.*	1,600	213,872
Genpact Ltd.	8,138	333,332
Global Payments, Inc.	791	131,290
GoDaddy, Inc., Class A*	820	51,939
Guidewire Software, Inc.* (a)	221	21,256
Hewlett Packard Enterprise Co.	22,430	309,983
HP, Inc.	30,116	550,822
Intel Corp.	2,626	124,499
International Business Machines Corp.	2,451	332,184
Intuit, Inc.	1,614	465,413
Jabil, Inc.	11,072	318,984
Jack Henry & Associates, Inc.	2,365	342,830
Juniper Networks, Inc.	13,840	320,534
Keysight Technologies, Inc.*	2,054	198,950
KLA Corp.	5,051	747,043
Lam Research Corp.	6,383	1,343,685
Leidos Holdings, Inc.	9,449	825,465
Littelfuse, Inc. (a)	148	23,098
LogMeIn, Inc.	309	20,654
Manhattan Associates, Inc.*	2,911	240,536
Mastercard, Inc., Class A	236	66,403
Maxim Integrated Products, Inc.	5,145	280,608
Microchip Technology, Inc. (a)	148	12,777
Microsoft Corp.	1,298	178,942
MKS Instruments, Inc. (a)	1,660	129,961
Monolithic Power Systems, Inc.	870	130,987
Motorola Solutions, Inc.	2,700	488,457
National Instruments Corp.	3,420	143,640
NCR Corp.*	1,515	47,738
NetApp, Inc.	7,906	379,962
Nuance Communications, Inc.*	3,166	53,220
ON Semiconductor Corp.*	2,075	36,935
Oracle Corp.	2,316	120,571
Palo Alto Networks, Inc.*	272	55,385
Paychex, Inc.	5,693	465,118
Paycom Software, Inc.* (a)	166	41,520
PayPal Holdings, Inc.*	813	88,658
Pegasystems, Inc.	251	17,608
Proofpoint, Inc.*	139	15,792

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Information Technology (Continued)
PTC, Inc.*	711	$46,549
Qorvo, Inc.*	427	30,501
QUALCOMM, Inc.	704	54,750
RealPage, Inc.*	311	19,801
Sabre Corp.	3,387	80,069
salesforce.com, Inc.*	657	102,538
ServiceNow, Inc.*	315	82,480
Skyworks Solutions, Inc.	1,704	128,260
SS&C Technologies Holdings, Inc.	500	23,305
Symantec Corp.	4,567	106,183
Synopsys, Inc.*	7,534	1,068,397
Teradata Corp.* (a)	2,029	62,635
Teradyne, Inc.	14,052	744,334
Texas Instruments, Inc.	2,978	368,528
Total System Services, Inc.	822	110,329
Trimble, Inc.*	2,003	75,153
Tyler Technologies, Inc.*	730	187,274
Ubiquiti, Inc.	115	12,709
VeriSign, Inc.*	3,766	767,699
Versum Materials, Inc.	1,900	98,800
ViaSat, Inc.* (a)	1,426	113,125
Visa, Inc., Class A	364	65,819
VMware, Inc., Class A (a)	2,690	380,474
Western Union Co. (a)	39,955	883,805
WEX, Inc.*	333	68,115
Workday, Inc., Class A*	142	25,174
Xerox Holdings Corp.	9,209	266,969
Xilinx, Inc.	4,968	516,970
Zebra Technologies Corp., Class A*	756	155,003

		30,041,823

Materials — 5.1%
Air Products & Chemicals, Inc.	3,026	683,634
Albemarle Corp. (a)	769	47,470
AptarGroup, Inc.	1,499	183,208
Ardagh Group SA	1,021	17,081
Ashland Global Holdings, Inc.	1,602	117,330
Avery Dennison Corp.	4,038	466,672
Axalta Coating Systems Ltd.*	2,969	85,745
Ball Corp.	9,509	764,619
Berry Global Group, Inc.*	5,712	223,568
Cabot Corp.	782	31,280
Celanese Corp.	4,755	539,074
CF Industries Holdings, Inc.	1,976	95,223
Corteva, Inc.	663	19,439
Crown Holdings, Inc.*	4,702	309,580
Domtar Corp.	5,825	191,934
Dow, Inc.	11,689	498,302
DuPont de Nemours, Inc.	1,103	74,927
Eagle Materials, Inc.	391	32,918
Eastman Chemical Co.	1,427	93,283
Ecolab, Inc.	1,792	369,708
FMC Corp.	1,830	157,984
Graphic Packaging Holding Co.	1,107	15,288
International Paper Co.	7,933	310,180
LyondellBasell Industries NV, Class A	1,825	141,219
Martin Marietta Materials, Inc.	256	64,965

	Number of Shares	Value
Materials (Continued)
Mosaic Co.	2,959	$54,416
NewMarket Corp.	536	254,466
Newmont Goldcorp Corp.	833	33,228
Nucor Corp.	7,397	362,305
Olin Corp. (a)	1,796	30,496
Owens-Illinois, Inc.	4,834	49,162
Packaging Corp. of America (a)	2,228	224,092
PPG Industries, Inc.	6,012	666,069
Reliance Steel & Aluminum Co.	5,502	534,959
Royal Gold, Inc. (a)	141	18,807
RPM International, Inc.	6,623	448,178
Scotts Miracle-Gro Co.	768	81,654
Sealed Air Corp.	4,436	176,642
Sherwin-Williams Co.	647	340,807
Silgan Holdings, Inc.	9,370	278,851
Sonoco Products Co.	11,308	646,818
Steel Dynamics, Inc.	1,766	47,682
Valvoline, Inc.	11,247	254,182
Vulcan Materials Co.	948	133,905
W.R. Grace & Co.	1,517	102,716
Westrock Co.	1,226	41,905

		10,315,971

Real Estate — 8.5%
Alexandria Real Estate Equities, Inc. REIT	1,054	157,931
American Campus Communities, Inc. REIT	1,813	84,268
American Homes 4 Rent, Class A REIT	2,626	67,173
American Tower Corp. REIT	604	139,035
Americold Realty Trust REIT	3,844	139,998
Apartment Investment & Management Co., Class A REIT	21,405	1,091,655
Apple Hospitality REIT, Inc. REIT (a)	9,639	153,549
AvalonBay Communities, Inc. REIT	2,026	430,647
Boston Properties, Inc. REIT	1,598	205,215
Brandywine Realty Trust REIT	4,956	71,119
Brixmor Property Group, Inc. REIT	17,091	314,987
Brookfield Property REIT, Inc., Class A REIT	13,868	260,996
Camden Property Trust REIT	1,303	141,050
CBRE Group, Inc., Class A*	14,462	755,929
Columbia Property Trust, Inc. REIT	1,057	22,609
CoreSite Realty Corp. REIT	1,030	119,665
Corporate Office Properties Trust REIT	1,855	53,591
Cousins Properties, Inc. REIT	3,789	131,478
Crown Castle International Corp. REIT	858	124,556
CubeSmart REIT	4,898	175,789
CyrusOne, Inc. REIT	424	31,147
Digital Realty Trust, Inc. REIT (a)	804	99,399
Douglas Emmett, Inc. REIT	1,729	72,964
Duke Realty Corp. REIT	9,156	304,620
Empire State Realty Trust, Inc., Class A REIT	2,515	35,361
EPR Properties REIT	4,309	337,179
Equinix, Inc. REIT	196	109,031
Equity Commonwealth REIT	8,812	296,612
Equity LifeStyle Properties, Inc. REIT	2,732	368,055

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Real Estate (Continued)
Equity Residential REIT	3,017	$255,721
Essex Property Trust, Inc. REIT	768	246,728
Extra Space Storage, Inc. REIT	2,649	322,966
Federal Realty Investment Trust REIT	1,455	188,001
Gaming and Leisure Properties, Inc. REIT	8,565	335,063
HCP, Inc. REIT	26,444	917,871
Healthcare Trust of America, Inc., Class A REIT	5,917	167,806
Highwoods Properties, Inc. REIT	2,302	99,469
Hospitality Properties Trust REIT (a)	5,497	132,698
Host Hotels & Resorts, Inc. REIT	30,435	488,177
Howard Hughes Corp.* (a)	190	23,991
Hudson Pacific Properties, Inc. REIT	1,417	48,178
Invitation Homes, Inc. REIT	1,600	46,016
Iron Mountain, Inc. REIT (a)	6,981	222,345
JBG SMITH Properties REIT	827	31,641
Jones Lang LaSalle, Inc.	1,363	182,710
Kilroy Realty Corp. REIT	1,821	141,783
Kimco Realty Corp. REIT	7,933	145,809
Lamar Advertising Co., Class A REIT	6,245	478,679
Liberty Property Trust REIT	2,835	147,760
Life Storage, Inc. REIT	2,063	218,595
Macerich Co. REIT (a)	585	16,690
Medical Properties Trust, Inc. REIT	57,706	1,072,755
Mid-America Apartment Communities, Inc. REIT	1,410	178,619
National Retail Properties, Inc. REIT	5,358	300,852
Omega Healthcare Investors, Inc. REIT	5,530	224,960
Outfront Media, Inc. REIT	5,102	140,203
Paramount Group, Inc. REIT	2,013	26,531
Park Hotels & Resorts, Inc. REIT	15,310	360,551
Prologis, Inc. REIT	4,045	338,243
Public Storage REIT	1,890	500,359
Rayonier, Inc. REIT	1,800	48,240
Realty Income Corp. REIT	2,505	184,894
Regency Centers Corp. REIT	2,173	140,180
Retail Properties of America, Inc., Class A REIT	4,752	53,983
SBA Communications Corp. REIT	300	78,729
Simon Property Group, Inc. REIT	2,937	437,437
SL Green Realty Corp. REIT	588	47,169
Spirit Realty Capital, Inc. REIT (a)	1,999	95,832
STORE Capital Corp. REIT	3,940	148,774
Sun Communities, Inc. REIT	942	139,228
Taubman Centers, Inc. REIT (a)	399	15,581
UDR, Inc. REIT	3,759	181,109
Ventas, Inc. REIT	2,055	150,816
VEREIT, Inc. REIT	3,444	33,579
VICI Properties, Inc. REIT (a)	17,776	393,916
Vornado Realty Trust REIT	1,513	91,491
Weingarten Realty Investors REIT	13,429	355,734
Welltower, Inc. REIT	1,445	129,414
Weyerhaeuser Co. REIT	1,773	46,648
WP Carey, Inc. REIT (a)	3,181	285,654

		17,355,786

	Number of Shares	Value
Utilities — 9.3%
AES Corp.	57,580	$882,701
Alliant Energy Corp.	7,418	389,074
Ameren Corp.	11,256	868,400
American Electric Power Co., Inc.	7,991	728,380
American Water Works Co., Inc.	3,920	499,094
Aqua America, Inc. (a)	5,130	227,208
Atmos Energy Corp.	5,268	580,692
Avangrid, Inc.	1,515	76,568
CenterPoint Energy, Inc.	29,214	808,936
CMS Energy Corp.	11,515	726,021
Consolidated Edison, Inc.	6,192	550,469
Dominion Energy, Inc.	3,637	282,340
DTE Energy Co.	7,554	979,452
Duke Energy Corp.	4,418	409,725
Edison International	5,026	363,229
Entergy Corp.	7,672	865,709
Evergy, Inc.	2,718	176,670
Eversource Energy	7,848	628,860
Exelon Corp.	16,991	802,995
FirstEnergy Corp.	6,474	297,804
Hawaiian Electric Industries, Inc.	11,941	530,180
IDACORP, Inc.	4,007	440,009
MDU Resources Group, Inc.	5,206	139,989
National Fuel Gas Co. (a)	6,018	281,281
NextEra Energy, Inc.	1,199	262,677
NiSource, Inc.	5,943	175,616
NRG Energy, Inc.	2,683	97,661
OGE Energy Corp.	12,398	531,502
Pinnacle West Capital Corp.	7,826	745,896
PPL Corp.	23,407	691,677
Public Service Enterprise Group, Inc.	9,113	551,063
Sempra Energy	2,447	346,569
Southern Co.	8,409	489,908
UGI Corp.	15,602	759,349
Vistra Energy Corp.	4,839	120,733
WEC Energy Group, Inc.	8,258	790,869
Xcel Energy, Inc.	11,840	760,365

		18,859,671

TOTAL COMMON STOCKS (Cost $181,916,929)		201,419,383

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c) (Cost $35,815)	35,815	35,815

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $1,501,074)	1,501,074	1,501,074

TOTAL INVESTMENTS — 99.8% (Cost $183,453,818)		$202,956,272
Other assets and liabilities, net — 0.2%		346,604

NET ASSETS — 100.0%		$203,302,876

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
64,770	—	(28,955	)(d)	—	—	4,168	—	35,815	35,815

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	8,071,566	(6,570,492)		—	—	20,679	—	1,501,074	1,501,074

64,770	8,071,566	(6,599,447)		—	—	24,847	—	1,536,889	1,536,889

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $17,780,697, which is 8.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $18,047,753.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	USD	5	$726,250	$731,200	9/20/2019	$4,950
E-Mini S&P MidCap 400 Futures	USD	5	950,295	940,700	9/20/2019	(9,595)

Total net unrealized depreciation						$(4,645)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$201,419,383	$—	$—	$201,419,383
Short-Term Investments (e)	1,536,889	—	—	1,536,889
Derivatives (f)
Futures Contracts	4,950	—	—	4,950

TOTAL	$202,961,222	$—	$—	$202,961,222

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(9,595)	$—	$—	$(9,595)

TOTAL	$(9,595)	$—	$—	$(9,595)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 96.3%
Communication Services — 10.6%
Activision Blizzard, Inc.	3,235	$163,691
Alphabet, Inc., Class A*	2,010	2,392,965
Alphabet, Inc., Class C*	2,052	2,437,981
AT&T, Inc.	2,961	104,405
CenturyLink, Inc. (a)	5,370	61,111
Charter Communications, Inc., Class A*	132	54,066
Comcast Corp., Class A	3,887	172,039
Electronic Arts, Inc.*	2,002	187,548
Facebook, Inc., Class A*	17,058	3,167,159
Fox Corp., Class A	1,502	49,821
Liberty Broadband Corp., Class C*	480	50,611
Omnicom Group, Inc. (a)	1,319	100,323
Sirius XM Holdings, Inc. (a)	5,695	35,138
Take-Two Interactive Software, Inc.*	737	97,262
Verizon Communications, Inc.	20,123	1,170,354
Walt Disney Co.	11,205	1,537,998

		11,782,472

Consumer Discretionary — 13.6%
Advance Auto Parts, Inc.	375	51,731
Aptiv PLC	1,862	154,863
AutoZone, Inc.*	164	180,677
Best Buy Co., Inc.	6,666	424,291
Booking Holdings, Inc.*	409	804,262
BorgWarner, Inc.	2,237	72,993
Burlington Stores, Inc.*	563	114,002
Carnival Corp.	3,515	154,941
Carter’s, Inc. (a)	568	51,961
Chipotle Mexican Grill, Inc.*	39	32,698
Darden Restaurants, Inc.	1,390	168,162
Dick’s Sporting Goods, Inc. (a)	1,054	35,878
Dollar General Corp.	3,097	483,411
Dollar Tree, Inc.*	302	30,662
Domino’s Pizza, Inc.	38	8,620
eBay, Inc.	7,617	306,889
Expedia Group, Inc.	775	100,828
Foot Locker, Inc. (a)	2,170	78,532
frontdoor, Inc.*	616	31,626
Gap, Inc. (a)	3,496	55,202
Garmin Ltd.	1,278	104,247
Gentex Corp.	4,569	121,535
Genuine Parts Co.	1,455	131,372
H&R Block, Inc. (a)	2,823	68,373
Hasbro, Inc.	251	27,728
Home Depot, Inc.	13,458	3,067,213
Kohl’s Corp.	2,765	130,674
Las Vegas Sands Corp.	2,524	140,006
Lear Corp.	1,517	170,298
Lowe’s Cos., Inc.	7,164	803,801
Lululemon Athletica, Inc.*	730	134,809
McDonald’s Corp.	266	57,980
NIKE, Inc., Class B	10,892	920,374
Nordstrom, Inc. (a)	958	27,753
Norwegian Cruise Line Holdings Ltd.*	979	49,684
NVR, Inc.*	46	165,554
O’Reilly Automotive, Inc.*	619	237,547

	Number of Shares	Value
Consumer Discretionary (Continued)
PulteGroup, Inc.	4,072	$137,634
Qurate Retail, Inc., Series A*	4,161	44,564
Ralph Lauren Corp.	458	40,460
Ross Stores, Inc.	4,413	467,822
Royal Caribbean Cruises Ltd.	198	20,647
Skechers U.S.A., Inc., Class A*	1,252	39,638
Starbucks Corp.	17,465	1,686,420
Target Corp.	6,465	692,014
Thor Industries, Inc. (a)	716	32,872
Tiffany & Co. (a)	519	44,048
TJX Cos., Inc.	17,904	984,183
Toll Brothers, Inc.	1,218	44,079
Tractor Supply Co.	1,598	162,804
Ulta Beauty, Inc.*	537	127,661
VF Corp.	2,404	197,008
Whirlpool Corp.	495	68,850
Williams-Sonoma, Inc. (a)	1,809	119,032
Yum China Holdings, Inc.	4,788	217,519
Yum! Brands, Inc.	2,383	278,287

		15,106,719

Consumer Staples — 7.8%
Altria Group, Inc.	9,671	423,010
Clorox Co.	153	24,198
Colgate-Palmolive Co.	5,851	433,852
Costco Wholesale Corp.	5,278	1,555,743
Estee Lauder Cos., Inc., Class A	1,219	241,350
General Mills, Inc.	699	37,606
Hershey Co.	209	33,122
Hormel Foods Corp. (a)	2,451	104,437
Ingredion, Inc.	437	33,767
Kimberly-Clark Corp.	2,423	341,910
Kroger Co.	1,553	36,775
Monster Beverage Corp.*	2,371	139,107
PepsiCo, Inc.	8,959	1,224,964
Philip Morris International, Inc.	12,824	924,482
Procter & Gamble Co.	5,374	646,116
Sprouts Farmers Market, Inc.* (a)	949	17,035
Sysco Corp.	3,630	269,818
Tyson Foods, Inc., Class A	1,417	131,838
Walgreens Boots Alliance, Inc.	13,808	706,831
Walmart, Inc.	11,417	1,304,506

		8,630,467

Energy — 9.0%
Apache Corp.	404	8,714
Cabot Oil & Gas Corp.	1,074	18,387
Chevron Corp.	22,106	2,602,318
Cimarex Energy Co. (a)	781	33,411
ConocoPhillips	14,046	732,920
Devon Energy Corp.	4,915	108,081
EOG Resources, Inc.	6,447	478,303
Exxon Mobil Corp.	55,355	3,790,710
Halliburton Co.	2,953	55,635
HollyFrontier Corp.	2,861	126,914
Marathon Oil Corp.	5,904	69,903
Marathon Petroleum Corp.	932	45,864

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

	Number of Shares	Value
Energy (Continued)
Occidental Petroleum Corp.	9,818	$426,887
Phillips 66	7,814	770,695
Pioneer Natural Resources Co.	1,322	163,161
Valero Energy Corp.	7,620	573,634

		10,005,537

Financials — 3.9%
Credit Acceptance Corp.*	211	95,509
Eaton Vance Corp.	1,797	77,487
Erie Indemnity Co., Class A (a)	293	64,258
Evercore, Inc., Class A	1,599	127,536
FactSet Research Systems, Inc. (a)	159	43,262
Fidelity National Financial, Inc.	3,398	149,308
First American Financial Corp.	726	42,435
Franklin Resources, Inc. (a)	9,041	237,598
Globe Life, Inc.	932	83,190
Janus Henderson Group PLC	2,009	38,392
Lazard Ltd., Class A	4,471	153,534
LPL Financial Holdings, Inc.	867	64,982
Marsh & McLennan Cos., Inc.	5,598	559,184
MGIC Investment Corp.	9,693	122,616
Moody’s Corp.	1,828	394,080
MSCI, Inc.	831	194,978
Progressive Corp.	5,524	418,719
S&P Global, Inc.	3,089	803,727
SEI Investments Co.	2,594	149,181
T. Rowe Price Group, Inc.	4,786	529,427

		4,349,403

Health Care — 11.5%
AbbVie, Inc.	14,690	965,721
Agilent Technologies, Inc.	1,507	107,163
Align Technology, Inc.*	149	27,283
AmerisourceBergen Corp.	1,149	94,528
Amgen, Inc.	7,337	1,530,645
Anthem, Inc.	92	24,060
Baxter International, Inc.	3,454	303,779
Biogen, Inc.*	3,822	839,885
Bristol-Myers Squibb Co.	18,782	902,851
Cardinal Health, Inc.	1,081	46,624
Celgene Corp.*	1,303	126,130
Centene Corp.*	182	8,485
Cerner Corp.	2,139	147,399
Chemed Corp.	130	55,826
Cigna Corp.	1,028	158,281
Covetrus, Inc.*	2	27
CVS Health Corp.	2,321	141,395
Edwards Lifesciences Corp.*	1,104	244,911
Eli Lilly & Co.	225	25,418
Exelixis, Inc.*	3,658	72,611
Gilead Sciences, Inc.	10,185	647,155
HCA Healthcare, Inc.	340	40,868
Humana, Inc.	2,237	633,541
Jazz Pharmaceuticals PLC*	267	34,216
Johnson & Johnson	21,234	2,725,596
Masimo Corp.*	205	31,416
McKesson Corp.	2,904	401,536

	Number of Shares	Value
Health Care (Continued)
Mettler-Toledo International, Inc.*	127	$83,412
Pfizer, Inc.	1,439	51,156
Regeneron Pharmaceuticals, Inc.*	790	229,140
ResMed, Inc.	643	89,570
United Therapeutics Corp.* (a)	491	40,537
UnitedHealth Group, Inc.	7,185	1,681,290
Universal Health Services, Inc., Class B	514	74,314
Varian Medical Systems, Inc.*	460	48,728
Waters Corp.*	446	94,503
West Pharmaceutical Services, Inc.	490	71,275

		12,801,275

Industrials — 11.8%
3M Co.	4,668	754,909
Acuity Brands, Inc.	658	82,520
AGCO Corp.	215	14,861
Alaska Air Group, Inc.	1,418	84,683
Allison Transmission Holdings, Inc.	1,235	54,871
AO Smith Corp.	1,569	72,990
Boeing Co.	5,853	2,131,019
C.H. Robinson Worldwide, Inc. (a)	2,313	195,425
Carlisle Cos., Inc.	305	44,213
Caterpillar, Inc.	2,788	331,772
Copa Holdings SA, Class A	259	26,724
Copart, Inc.*	1,129	85,115
Cummins, Inc.	3,378	504,234
Curtiss-Wright Corp.	167	20,481
Delta Air Lines, Inc.	9,398	543,768
Donaldson Co., Inc. (a)	919	44,443
Dover Corp.	827	77,523
Eaton Corp. PLC	3,070	247,810
Emerson Electric Co.	4,365	260,110
Equifax, Inc.	323	47,281
Expeditors International of Washington, Inc.	2,334	165,947
Fastenal Co. (a)	5,273	161,459
FedEx Corp.	453	71,850
Fortune Brands Home & Security, Inc.	811	41,410
General Dynamics Corp.	652	124,708
Graco, Inc.	1,379	62,841
HD Supply Holdings, Inc.*	1,326	51,595
Hexcel Corp.	430	36,184
Honeywell International, Inc.	4,545	748,198
Huntington Ingalls Industries, Inc.	775	161,975
Illinois Tool Works, Inc.	2,583	387,088
Ingersoll-Rand PLC	499	60,424
ITT, Inc.	1,319	75,077
Jacobs Engineering Group, Inc.	412	36,610
JB Hunt Transport Services, Inc.	1,440	155,578
JetBlue Airways Corp.*	5,221	90,428
Knight-Swift Transportation Holdings, Inc. (a)	2,731	93,236
Landstar System, Inc.	730	81,410
Lennox International, Inc. (a)	245	62,176
Lincoln Electric Holdings, Inc. (a)	590	48,710
Lockheed Martin Corp.	582	223,552
ManpowerGroup, Inc.	811	66,291

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials (Continued)
Masco Corp.	2,387	$97,223
Old Dominion Freight Line, Inc.	781	127,897
Oshkosh Corp.	444	31,200
PACCAR, Inc.	3,443	225,723
Parker-Hannifin Corp.	948	157,150
Pentair PLC	2,202	79,096
Quanta Services, Inc.	1,669	56,579
Raytheon Co.	2,481	459,779
Resideo Technologies, Inc.*	4	55
Robert Half International, Inc.	2,329	124,532
Rockwell Automation, Inc.	1,352	206,572
Snap-on, Inc. (a)	566	84,153
Southwest Airlines Co.	11,271	589,699
Spirit AeroSystems Holdings, Inc., Class A	1,314	105,908
Teledyne Technologies, Inc.*	159	49,066
Textron, Inc.	1,198	53,910
Toro Co.	1,106	79,643
Union Pacific Corp.	3,479	563,459
United Airlines Holdings, Inc.*	2,136	180,086
United Parcel Service, Inc., Class B	6,486	769,629
W.W. Grainger, Inc.	494	135,183
WABCO Holdings, Inc.*	530	70,760
Waste Management, Inc.	717	85,574
Watsco, Inc.	93	15,210
XPO Logistics, Inc.* (a)	952	67,459

		13,047,044

Information Technology — 23.2%
Accenture PLC, Class A	6,145	1,217,755
Amdocs Ltd.	1,222	79,112
Apple, Inc.	27,042	5,644,747
Applied Materials, Inc.	18,802	902,872
Automatic Data Processing, Inc.	2,501	424,770
Broadridge Financial Solutions, Inc.	666	86,207
Cisco Systems, Inc.	24,312	1,138,045
Citrix Systems, Inc.	835	77,638
Cognex Corp.	835	37,642
Cognizant Technology Solutions Corp., Class A	5,981	367,174
Coherent, Inc.* (a)	278	40,299
Corning, Inc.	878	24,452
Cypress Semiconductor Corp.	1,563	35,965
Dolby Laboratories, Inc., Class A	479	29,487
EPAM Systems, Inc.*	245	46,876
Euronet Worldwide, Inc.*	320	49,005
F5 Networks, Inc.*	525	67,583
FLIR Systems, Inc.	20	985
Fortinet, Inc.*	736	58,276
HP, Inc.	27,203	497,543
Intel Corp.	77,542	3,676,266
International Business Machines Corp.	862	116,827
Intuit, Inc.	282	81,318
Jabil, Inc.	2,130	61,365
Jack Henry & Associates, Inc.	512	74,219
KLA Corp.	1,255	185,614
Lam Research Corp.	2,836	597,006
Manhattan Associates, Inc.*	594	49,082

	Number of Shares	Value
Information Technology (Continued)
Mastercard, Inc., Class A	7,954	$2,238,017
Micron Technology, Inc.*	26,822	1,214,232
Microsoft Corp.	616	84,922
MKS Instruments, Inc. (a)	882	69,052
NetApp, Inc.	3,117	149,803
NVIDIA Corp.	2,710	453,952
Paychex, Inc.	2,011	164,299
PayPal Holdings, Inc.*	5,444	593,668
Qorvo, Inc.*	644	46,001
QUALCOMM, Inc.	571	44,407
Skyworks Solutions, Inc.	2,676	201,423
Teradyne, Inc.	2,191	116,057
Texas Instruments, Inc.	10,523	1,302,221
Visa, Inc., Class A (a)	16,162	2,922,413
VMware, Inc., Class A (a)	368	52,050
Western Digital Corp.	1,543	88,368
Western Union Co. (a)	9,046	200,098
Xilinx, Inc.	385	40,063
Zebra Technologies Corp., Class A*	269	55,153

		25,704,329

Materials — 2.2%
Air Products & Chemicals, Inc.	963	217,561
Avery Dennison Corp.	570	65,875
Celanese Corp.	1,598	181,165
CF Industries Holdings, Inc.	1,082	52,142
Dow, Inc.	4,861	207,224
DuPont de Nemours, Inc.	3,865	262,550
Eastman Chemical Co.	446	29,155
Huntsman Corp.	5,110	101,791
International Paper Co.	2,646	103,459
LyondellBasell Industries NV, Class A	5,271	407,870
Newmont Goldcorp Corp.	897	35,781
Nucor Corp.	5,987	293,243
Packaging Corp. of America (a)	922	92,735
PPG Industries, Inc.	1,405	155,660
Reliance Steel & Aluminum Co.	895	87,021
Steel Dynamics, Inc.	3,656	98,712
Valvoline, Inc.	1,627	36,770
Westrock Co.	941	32,163

		2,460,877

Real Estate — 2.0%
Apartment Investment & Management Co., Class A REIT	2,183	111,333
Brookfield Property REIT, Inc., Class A REIT	3,753	70,631
CBRE Group, Inc., Class A*	7,815	408,490
Equity Residential REIT	617	52,297
HCP, Inc. REIT	4,135	143,526
Host Hotels & Resorts, Inc. REIT	12,274	196,875
Jones Lang LaSalle, Inc.	478	64,076
Medical Properties Trust, Inc. REIT	8,920	165,823
Public Storage REIT	1,852	490,298
Simon Property Group, Inc. REIT	2,771	412,713
Weingarten Realty Investors REIT	2,008	53,192

		2,169,254

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

	Number of Shares	Value
Utilities — 0.7%
AES Corp.	2,640	$40,471
American Electric Power Co., Inc.	386	35,184
CenterPoint Energy, Inc.	3,094	85,673
Consolidated Edison, Inc.	726	64,541
DTE Energy Co.	189	24,506
Edison International	521	37,653
Exelon Corp.	5,552	262,387
NRG Energy, Inc.	4,706	171,298
Sempra Energy	206	29,176
UGI Corp.	595	28,959
Xcel Energy, Inc.	401	25,752

		805,600

TOTAL COMMON STOCKS (Cost $103,075,072)		106,862,977

	Number of Shares	Value
CASH EQUIVALENTS — 3.3%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $3,716,009)	3,716,009	$3,716,009

TOTAL INVESTMENTS — 99.6% (Cost $106,791,081)		$110,578,986
Other assets and liabilities, net — 0.4%		438,777

NET ASSETS — 100.0%		$111,017,763

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
—	0	(d)	—	—	—	1,697	—	—	—

CASH EQUIVALENTS — 3.3%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	5,836,060		(2,120,051)	—	—	4,886	—	3,716,009	3,716,009

—	5,836,060		(2,120,051)	—	—	6,583	—	3,716,009	3,716,009

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $4,865,473, which is 4.4% of net assets. The Fund held non-cash U.S. Treasury securities collateral having a value of $4,961,428.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	28	$4,032,412	$4,094,720	9/20/2019	$62,308

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$106,862,977	$—	$—	$106,862,977
Short-Term Investments (e)	3,716,009	—	—	3,716,009
Derivatives (f)
Futures Contracts	62,308	—	—	62,308

TOTAL	$110,641,294	$—	$—	$110,641,294

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 98.6%
Communication Services — 2.8%
AMC Entertainment Holdings, Inc., Class A (a)	1,097	$12,188
Anterix, Inc.*	42	1,627
ATN International, Inc.	196	11,137
Bandwidth, Inc., Class A* (a)	102	8,893
Boingo Wireless, Inc.*	168	2,162
Care.com, Inc.*	189	1,869
Cargurus, Inc., Class A* (a)	78	2,544
Cars.com, Inc.* (a)	215	1,916
Central European Media Enterprises Ltd., Class A*	1,034	4,798
Cincinnati Bell, Inc.* (a)	227	1,233
Cogent Communications Holdings, Inc.	85	5,176
Consolidated Communications Holdings, Inc.	350	1,410
Daily Journal Corp.* (a)	6	1,203
DHI Group, Inc.*	998	3,623
Emerald Expositions Events, Inc.	96	918
Entercom Communications Corp., Class A	388	1,381
EW Scripps Co., Class A (a)	782	9,666
Gannett Co., Inc. (a)	1,101	11,582
Glu Mobile, Inc.* (a)	537	2,384
Gray Television, Inc.* (a)	690	10,557
Hemisphere Media Group, Inc.*	399	4,736
IDT Corp., Class B*	1,014	8,943
IMAX Corp.*	434	9,079
Iridium Communications, Inc.* (a)	258	6,238
Lee Enterprises, Inc.*	1,418	2,524
Liberty Latin America Ltd., Class A*	198	3,251
Liberty Latin America Ltd., Class C*	85	1,402
Liberty Media Corp.-Liberty Braves, Class A*	54	1,483
Liberty Media Corp.-Liberty Braves, Class C*	237	6,508
Liberty TripAdvisor Holdings, Inc., Class A*	443	3,872
Loral Space & Communications, Inc.*	146	5,401
Marchex, Inc., Class B*	579	1,969
Marcus Corp. (a)	512	17,183
Meet Group, Inc.*	586	2,022
Meredith Corp.	70	3,065
MSG Networks, Inc., Class A* (a)	689	11,300
National CineMedia, Inc. (a)	1,637	13,423
New Media Investment Group, Inc.	470	4,127
Ooma, Inc.*	267	3,337
ORBCOMM, Inc.*	222	1,023
QuinStreet, Inc.* (a)	482	5,519
Reading International, Inc., Class A*	393	4,873
Rosetta Stone, Inc.*	250	4,562
Saga Communications, Inc., Class A	107	3,054
Scholastic Corp.	338	11,854
Shenandoah Telecommunications Co.	263	8,295
Spok Holdings, Inc.	617	7,250
TechTarget, Inc.*	189	4,487
TEGNA, Inc. (a)	684	9,788
Travelzoo*	39	463
TrueCar, Inc.*	145	574

	Number of Shares	Value
Communication Services (Continued)
Vonage Holdings Corp.*	83	$1,097
WideOpenWest, Inc.*	143	804
Yelp, Inc.* (a)	56	1,877

		271,650

Consumer Discretionary — 12.4%
1-800-Flowers.com, Inc., Class A*	421	6,197
Aaron’s, Inc.	171	10,963
Abercrombie & Fitch Co., Class A (a)	685	10,015
Acushnet Holdings Corp. (a)	236	6,129
Adient PLC (a)	63	1,271
Adtalem Global Education, Inc.*	124	5,297
American Axle & Manufacturing Holdings, Inc.* (a)	680	4,311
American Eagle Outfitters, Inc. (a)	415	6,980
American Outdoor Brands Corp.*	204	1,226
American Public Education, Inc.*	105	2,544
America’s Car-Mart, Inc.*	153	13,124
Asbury Automotive Group, Inc.* (a)	150	14,145
Barnes & Noble Education, Inc.*	83	324
Bassett Furniture Industries, Inc.	201	2,448
BBX Capital Corp.	648	2,689
Beazer Homes USA, Inc.*	281	3,521
Bed Bath & Beyond, Inc. (a)	763	7,378
Big Lots, Inc. (a)	108	2,457
Biglari Holdings, Inc., Class B*	13	1,140
BJ’s Restaurants, Inc. (a)	316	11,515
Bloomin’ Brands, Inc. (a)	657	11,852
Boot Barn Holdings, Inc.* (a)	140	4,795
Boyd Gaming Corp. (a)	64	1,539
Brinker International, Inc.	384	14,592
Buckle, Inc. (a)	443	8,683
Caleres, Inc. (a)	159	3,204
Callaway Golf Co. (a)	629	11,171
Camping World Holdings, Inc., Class A (a)	128	973
Career Education Corp.*	313	6,420
Carriage Services, Inc.	260	5,530
Carrols Restaurant Group, Inc.*	453	3,307
Cato Corp., Class A	269	4,608
Cavco Industries, Inc.*	19	3,486
Century Casinos, Inc.*	624	4,792
Century Communities, Inc.* (a)	176	4,960
Cheesecake Factory, Inc. (a)	282	10,713
Chegg, Inc.* (a)	57	2,259
Chico’s FAS, Inc. (a)	790	2,465
Children’s Place, Inc. (a)	128	11,168
Churchill Downs, Inc. (a)	39	4,807
Chuy’s Holdings, Inc.*	233	5,911
Citi Trends, Inc.	283	4,757
Clarus Corp.	657	7,234
Collectors Universe, Inc.	260	6,739
Container Store Group, Inc.*	46	206
Cooper Tire & Rubber Co. (a)	769	18,064
Cooper-Standard Holdings, Inc.*	29	1,086
Core-Mark Holding Co., Inc.	972	31,483
Cracker Barrel Old Country Store, Inc. (a)	45	7,443
Crocs, Inc.* (a)	576	12,845

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Consumer Discretionary (Continued)
Culp, Inc.	170	$2,387
Dana, Inc.	503	6,403
Dave & Buster’s Entertainment, Inc. (a)	250	10,762
Deckers Outdoor Corp.* (a)	41	6,045
Del Taco Restaurants, Inc.*	618	6,909
Delta Apparel, Inc.*	247	5,543
Denny’s Corp.*	1,066	25,147
Designer Brands, Inc., Class A (a)	615	10,141
Dillard’s, Inc., Class A (a)	54	3,160
Dine Brands Global, Inc. (a)	124	8,748
Dorman Products, Inc.* (a)	94	6,682
Drive Shack, Inc.* (a)	77	363
Duluth Holdings, Inc., Class B* (a)	70	643
El Pollo Loco Holdings, Inc.* (a)	385	3,931
Eldorado Resorts, Inc.* (a)	49	1,887
Escalade, Inc. (a)	336	3,471
Ethan Allen Interiors, Inc.	802	13,794
Everi Holdings, Inc.*	331	2,959
Express, Inc.* (a)	265	562
Fiesta Restaurant Group, Inc.* (a)	133	1,149
Flexsteel Industries, Inc.	59	893
Fox Factory Holding Corp.*	169	12,175
Funko, Inc., Class A* (a)	180	4,318
GameStop Corp., Class A (a)	984	3,906
Genesco, Inc.* (a)	378	13,487
Gentherm, Inc.* (a)	454	16,662
G-III Apparel Group Ltd.* (a)	105	2,154
Golden Entertainment, Inc.*	108	1,531
GoPro, Inc., Class A* (a)	256	991
Group 1 Automotive, Inc. (a)	243	18,157
Groupon, Inc.*	217	538
Guess?, Inc. (a)	397	7,174
Habit Restaurants, Inc., Class A* (a)	1,082	9,478
Hamilton Beach Brands Holding Co., Class A	9	128
Haverty Furniture Cos., Inc.	881	16,871
Helen of Troy Ltd.*	72	11,053
Hibbett Sports, Inc.* (a)	340	5,624
Hooker Furniture Corp.	101	1,804
Houghton Mifflin Harcourt Co.*	781	4,647
Hudson Ltd., Class A*	288	3,125
Inspired Entertainment, Inc.*	258	1,803
Installed Building Products, Inc.*	94	5,350
International Speedway Corp., Class A	308	13,866
iRobot Corp.* (a)	84	5,192
J Alexander’s Holdings, Inc.*	525	6,195
Jack in the Box, Inc. (a)	81	6,911
Johnson Outdoors, Inc., Class A	107	5,992
K12, Inc.*	403	10,619
KB Home	289	8,118
Kontoor Brands, Inc.* (a)	54	1,849
Laureate Education, Inc., Class A*	427	7,814
La-Z-Boy, Inc.	464	14,788
LCI Industries	70	5,932
LGI Homes, Inc.* (a)	52	4,239
Lindblad Expeditions Holdings, Inc.*	447	8,341
Liquidity Services, Inc.*	193	1,461

	Number of Shares	Value
Consumer Discretionary (Continued)
Lithia Motors, Inc., Class A (a)	123	$16,122
M/I Homes, Inc.*	545	19,696
Malibu Boats, Inc., Class A*	85	2,365
Marine Products Corp.	95	1,437
MarineMax, Inc.*	295	4,266
MasterCraft Boat Holdings, Inc.*	108	1,636
MDC Holdings, Inc.	332	12,838
Meritage Homes Corp.*	300	19,602
Michaels Cos., Inc.* (a)	295	1,673
Modine Manufacturing Co.*	472	4,819
Monarch Casino & Resort, Inc.*	122	5,414
Monro, Inc. (a)	117	9,093
Motorcar Parts of America, Inc.* (a)	174	2,528
Movado Group, Inc. (a)	170	3,658
Murphy USA, Inc.*	349	31,201
Nathan’s Famous, Inc.	27	1,798
National Vision Holdings, Inc.*	96	2,723
Noodles & Co.* (a)	186	1,073
Office Depot, Inc.	2,545	3,308
OneSpaWorld Holdings Ltd.*	1,545	24,257
Oxford Industries, Inc. (a)	151	10,537
Papa John’s International, Inc.	57	2,836
Party City Holdco, Inc.* (a)	114	536
Penn National Gaming, Inc.* (a)	47	901
PetMed Express, Inc. (a)	133	2,101
PlayAGS, Inc.*	89	867
Potbelly Corp.*	189	875
Quotient Technology, Inc.*	26	191
RCI Hospitality Holdings, Inc.	152	2,706
Red Lion Hotels Corp.*	47	246
Red Robin Gourmet Burgers, Inc.*	163	5,459
Red Rock Resorts, Inc., Class A (a)	165	3,440
Regis Corp.* (a)	254	4,107
Rent-A-Center, Inc.*	634	16,186
RH*	12	1,719
Rocky Brands, Inc.	161	4,692
Ruth’s Hospitality Group, Inc.	656	12,759
Sally Beauty Holdings, Inc.* (a)	1,122	13,722
SeaWorld Entertainment, Inc.* (a)	122	3,539
Select Interior Concepts, Inc., Class A*	310	3,847
Shake Shack, Inc., Class A*	66	6,545
Shoe Carnival, Inc. (a)	325	9,990
Shutterfly, Inc.* (a)	35	1,781
Shutterstock, Inc.* (a)	78	2,739
Signet Jewelers Ltd. (a)	83	1,016
Sleep Number Corp.*	608	25,439
Sonic Automotive, Inc., Class A (a)	498	13,401
Sotheby’s*	30	1,733
Speedway Motorsports, Inc.	223	4,404
Sportsman’s Warehouse Holdings, Inc.*	384	1,620
Standard Motor Products, Inc.	325	14,401
Steven Madden Ltd.	269	8,936
Stoneridge, Inc.*	416	12,775
Strategic Education, Inc.	3	508
Sturm Ruger & Co., Inc.	138	5,659
Superior Group of Cos., Inc.	81	1,149
Target Hospitality Corp.*	319	1,946

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Consumer Discretionary (Continued)
Taylor Morrison Home Corp.*	308	$7,349
Texas Roadhouse, Inc. (a)	90	4,631
Tile Shop Holdings, Inc. (a)	353	950
Tilly’s, Inc., Class A	496	5,312
TopBuild Corp.*	51	4,724
Tower International, Inc.	138	4,268
TRI Pointe Group, Inc.*	744	10,416
Tupperware Brands Corp.	215	2,797
Twin River Worldwide Holdings, Inc.	86	1,948
Unifi, Inc.*	143	2,751
Universal Electronics, Inc.*	294	13,274
Vera Bradley, Inc.* (a)	191	2,023
Vista Outdoor, Inc.*	258	1,442
Visteon Corp.* (a)	45	3,104
Waitr Holdings, Inc.* (a)	310	536
Weyco Group, Inc.	201	4,931
William Lyon Homes, Class A*	87	1,537
Wingstop, Inc.	141	14,124
Winmark Corp.	88	14,300
Winnebago Industries, Inc. (a)	282	9,030
Wolverine World Wide, Inc. (a)	149	3,867
YETI Holdings, Inc.* (a)	93	2,627
Zumiez, Inc.* (a)	357	9,275

		1,194,669

Consumer Staples — 3.0%
Alico, Inc.	63	1,881
Andersons, Inc. (a)	80	1,834
B&G Foods, Inc. (a)	329	5,570
BJ’s Wholesale Club Holdings, Inc.* (a)	139	3,650
Boston Beer Co, Inc., Class A* (a)	27	11,837
Bridgford Foods Corp.*	51	1,708
Calavo Growers, Inc. (a)	112	9,929
Cal-Maine Foods, Inc. (a)	232	9,405
Central Garden & Pet Co., Class A*	37	890
Chefs’ Warehouse, Inc.*	278	10,725
Coca-Cola Consolidated, Inc.	32	10,771
Craft Brew Alliance, Inc.*	76	764
Darling Ingredients, Inc.*	305	5,673
Edgewell Personal Care Co.*	161	4,482
elf Beauty, Inc.*	106	1,730
Farmer Brothers Co.*	28	340
Fresh Del Monte Produce, Inc.	123	3,203
Freshpet, Inc.*	136	6,675
HF Foods Group, Inc.*	330	6,395
Hostess Brands, Inc.*	631	8,847
Ingles Markets, Inc., Class A	433	16,835
Inter Parfums, Inc.	121	7,779
J&J Snack Foods Corp. (a)	39	7,529
John B Sanfilippo & Son, Inc.	222	20,557
Lancaster Colony Corp.	30	4,377
Landec Corp.*	207	2,275
Lifevantage Corp.*	130	1,581
Limoneira Co.	103	1,870
Medifast, Inc. (a)	60	5,998
MGP Ingredients, Inc.	35	1,686
Natural Grocers by Vitamin Cottage, Inc.*	230	2,171

	Number of Shares	Value
Consumer Staples (Continued)
Nature’s Sunshine Products, Inc.*	293	$2,757
Oil-Dri Corp. of America	112	3,445
Performance Food Group Co.*	207	9,686
PriceSmart, Inc. (a)	96	5,801
Primo Water Corp.* (a)	127	1,553
Sanderson Farms, Inc. (a)	74	11,072
Seneca Foods Corp., Class A*	123	3,380
Simply Good Foods Co.*	479	14,193
SpartanNash Co.	331	3,565
Tootsie Roll Industries, Inc. (a)	204	7,483
Turning Point Brands, Inc. (a)	42	1,506
United Natural Foods, Inc.* (a)	158	1,270
Universal Corp.	196	9,812
USANA Health Sciences, Inc.* (a)	24	1,631
Vector Group Ltd. (a)	326	3,808
Village Super Market, Inc., Class A	468	11,686
WD-40 Co. (a)	82	14,949
Weis Markets, Inc.	130	4,970

		291,534

Energy — 3.0%
Amplify Energy Corp.*	79	471
Archrock, Inc.	397	3,855
Ardmore Shipping Corp.*	308	1,922
Brigham Minerals, Inc., Class A	134	2,679
C&J Energy Services, Inc.*	528	5,048
Cactus, Inc., Class A*	114	2,904
Callon Petroleum Co.* (a)	464	1,907
Carrizo Oil & Gas, Inc.*	55	456
Clean Energy Fuels Corp.*	199	396
CNX Resources Corp.*	203	1,618
CONSOL Energy, Inc.* (a)	108	1,810
CVR Energy, Inc. (a)	70	2,785
Delek US Holdings, Inc. (a)	250	8,187
DHT Holdings, Inc. (a)	698	3,923
Diamond S Shipping, Inc.*	125	1,362
DMC Global, Inc. (a)	107	4,647
Dorian LPG Ltd.*	92	956
Dril-Quip, Inc.* (a)	105	4,814
Earthstone Energy, Inc., Class A*	257	884
Era Group, Inc.*	172	1,631
Evolution Petroleum Corp.	349	2,066
Exterran Corp.*	129	1,361
Falcon Minerals Corp.	1,790	10,489
GasLog Ltd.	211	2,595
Geospace Technologies Corp.*	110	1,346
Green Plains, Inc. (a)	640	5,254
Gulfport Energy Corp.* (a)	778	1,867
Hallador Energy Co.	303	1,203
Helix Energy Solutions Group, Inc.*	740	5,358
Isramco, Inc.*	16	1,925
Jagged Peak Energy, Inc.*	393	2,712
Keane Group, Inc.*	398	2,109
KLX Energy Services Holdings, Inc.*	114	1,143
Liberty Oilfield Services, Inc., Class A (a)	509	5,482
Magnolia Oil & Gas Corp., Class A*	899	9,179
Matador Resources Co.* (a)	152	2,379

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Energy (Continued)
Matrix Service Co.*	575	$11,425
Nabors Industries Ltd. (a)	503	845
NACCO Industries, Inc., Class A	211	10,504
National Energy Services Reunited Corp* (a)	171	1,310
Natural Gas Services Group, Inc.*	146	1,574
Newpark Resources, Inc.* (a)	744	4,918
Oceaneering International, Inc.*	133	1,724
Oil States International, Inc.*	79	1,089
Panhandle Oil and Gas, Inc., Class A	142	1,623
Par Pacific Holdings, Inc.*	1,137	24,718
PDC Energy, Inc.* (a)	78	2,484
PrimeEnergy Resources Corp.*	14	1,575
ProPetro Holding Corp.*	517	5,506
QEP Resources, Inc. (a)	230	819
Renewable Energy Group, Inc.* (a)	1,060	12,900
REX American Resources Corp.*	248	17,033
RPC, Inc. (a)	201	1,067
Scorpio Tankers, Inc.	57	1,499
SEACOR Holdings, Inc.*	208	9,770
Select Energy Services, Inc., Class A* (a)	659	5,377
SemGroup Corp., Class A (a)	121	1,070
Ship Finance International Ltd. (a)	509	7,162
SilverBow Resources, Inc.*	98	851
Solaris Oilfield Infrastructure, Inc., Class A (a)	557	7,659
Southwestern Energy Co.* (a)	1,185	1,872
SRC Energy, Inc.*	461	2,314
Teekay Tankers Ltd., Class A*	2,768	3,072
US Silica Holdings, Inc. (a)	109	1,108
US Well Services, Inc.*	493	1,479
W&T Offshore, Inc.*	183	802
World Fuel Services Corp.	850	32,640

		286,512

Financials — 27.0%
1st Constitution Bancorp	181	3,151
1st Source Corp.	120	5,324
ACNB Corp.	330	11,114
AG Mortgage Investment Trust, Inc. REIT	623	9,339
Allegiance Bancshares, Inc.*	157	5,088
Amalgamated Bank, Class A	259	4,157
Ambac Financial Group, Inc.*	193	3,482
Amerant Bancorp, Inc., Class A*	160	2,650
American Equity Investment Life Holding Co.	174	3,750
American National Bankshares, Inc.	207	7,079
Ameris Bancorp (a)	485	17,067
AMERISAFE, Inc.	272	18,686
Ames National Corp.	214	5,665
Anworth Mortgage Asset Corp. REIT	2,111	6,544
Apollo Commercial Real Estate Finance, Inc. REIT (a)	633	11,742
Ares Commercial Real Estate Corp. REIT (a)	1,084	16,249
Argo Group International Holdings Ltd.	173	11,370
Arlington Asset Investment Corp., Class A (a)	210	1,037

	Number of Shares	Value
Financials (Continued)
ARMOUR Residential REIT, Inc. REIT (a)	227	$3,727
Arrow Financial Corp.	285	9,166
Artisan Partners Asset Management, Inc., Class A	573	15,265
Atlantic Capital Bancshares, Inc.*	603	9,829
Atlantic Union Bankshares Corp.	178	6,428
Axos Financial, Inc.*	117	3,031
B. Riley Financial, Inc.	94	1,989
Banc of California, Inc.	372	5,420
BancFirst Corp.	100	5,377
Banco Latinoamericano de Comercio Exterior SA, Class E	315	5,711
Bancorp, Inc.*	214	1,954
BancorpSouth Bank (a)	159	4,387
Bank First Corp. (a)	197	10,723
Bank of Commerce Holdings	455	4,550
Bank of Marin Bancorp	315	12,792
Bank of NT Butterfield & Son Ltd.	192	5,292
Bank of Princeton	110	2,937
Bank7 Corp.*	80	1,439
BankFinancial Corp.	381	4,442
Bankwell Financial Group, Inc.	202	5,315
Banner Corp.	148	7,979
Bar Harbor Bankshares	335	7,393
Baycom Corp.* (a)	267	5,901
BCB Bancorp, Inc.	471	5,822
Berkshire Hills Bancorp, Inc.	221	6,482
Blackstone Mortgage Trust, Inc., Class A REIT	164	5,707
Blucora, Inc.*	109	2,461
Boston Private Financial Holdings, Inc.	586	6,223
Bridge Bancorp, Inc.	245	6,593
Bridgewater Bancshares, Inc.* (a)	466	5,187
Brightsphere Investment Group, Inc.	994	9,035
Brookline Bancorp, Inc.	641	9,000
Bryn Mawr Bank Corp.	243	8,286
Business First Bancshares, Inc.	293	6,921
Byline Bancorp, Inc.*	285	4,902
C&F Financial Corp.	122	5,783
Cadence BanCorp	182	2,797
Cambridge Bancorp	99	7,320
Camden National Corp.	306	12,687
Cannae Holdings, Inc.*	414	11,517
Capital Bancorp, Inc.*	134	1,621
Capital City Bank Group, Inc.	285	6,948
Capitol Federal Financial, Inc.	746	10,049
Capstar Financial Holdings, Inc.	219	3,386
Capstead Mortgage Corp. REIT	1,974	14,351
Carolina Financial Corp.	237	8,094
Carter Bank & Trust*	565	10,673
Cathay General Bancorp	193	6,406
CBTX, Inc.	227	6,113
CenterState Banks Corp.	165	3,732
Central Pacific Financial Corp.	475	13,214
Central Valley Community Bancorp	335	6,559
Century Bancorp, Inc., Class A	103	8,343
Chemung Financial Corp.	116	4,662

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Financials (Continued)
Cherry Hill Mortgage Investment Corp. REIT	875	$10,526
Citizens & Northern Corp.	391	9,275
Citizens, Inc.* (a)	654	4,107
City Holding Co. (a)	155	11,524
Civista Bancshares, Inc.	332	6,783
CNB Financial Corp.	316	8,355
CNO Financial Group, Inc.	329	4,764
Coastal Financial Corp.*	102	1,507
Codorus Valley Bancorp, Inc.	193	4,315
Cohen & Steers, Inc. (a)	130	7,011
Colony Bankcorp, Inc. (a)	274	4,373
Colony Credit Real Estate, Inc. REIT (a)	125	1,566
Columbia Banking System, Inc.	168	5,798
Columbia Financial, Inc.*	138	2,092
Community Bank System, Inc. (a)	103	6,282
Community Bankers Trust Corp.	619	4,803
Community Financial Corp.	108	3,394
Community Trust Bancorp, Inc.	225	8,752
ConnectOne Bancorp, Inc.	441	9,032
Cowen, Inc., Class A* (a)	1,032	16,110
Crawford & Co., Class A	871	8,405
Customers Bancorp, Inc.*	254	4,798
CVB Financial Corp.	267	5,492
Diamond Hill Investment Group, Inc.	56	7,554
Dime Community Bancshares, Inc.	574	11,382
DNB Financial Corp.	146	6,009
Donegal Group, Inc., Class A	343	4,949
Donnelley Financial Solutions, Inc.* (a)	482	5,124
Dynex Capital, Inc. REIT (a)	942	13,301
Eagle Bancorp, Inc.	135	5,500
eHealth, Inc.*	26	2,166
Elevate Credit, Inc.*	89	384
Ellington Financial, Inc.	168	2,935
EMC Insurance Group, Inc.	194	6,972
Employers Holdings, Inc.	416	17,942
Encore Capital Group, Inc.* (a)	305	11,255
Enova International, Inc.*	200	4,780
Enstar Group Ltd.*	4	714
Entegra Financial Corp.*	221	6,639
Enterprise Bancorp, Inc.	159	4,600
Enterprise Financial Services Corp.	174	6,859
Equity Bancshares, Inc., Class A*	133	3,365
Esquire Financial Holdings, Inc.*	154	3,619
ESSA Bancorp, Inc.	334	5,110
Essent Group Ltd.*	175	8,488
Evans Bancorp, Inc.	116	3,957
Exantas Capital Corp. REIT	1,038	11,636
EZCORP, Inc., Class A* (a)	657	5,171
Farmers & Merchants Bancorp, Inc. (a)	77	1,970
Farmers National Banc Corp.	571	7,709
FB Financial Corp.	153	5,488
FBL Financial Group, Inc., Class A	57	3,091
Federal Agricultural Mortgage Corp., Class C	138	11,364
Federated Investors, Inc., Class B (a)	434	13,905
FedNat Holding Co.	214	2,617

	Number of Shares	Value
Financials (Continued)
FGL Holdings	1,342	$10,709
Fidelity D&D Bancorp, Inc.	77	4,236
Financial Institutions, Inc.	352	10,229
First BanCorp	1,036	9,925
First Bancorp, Inc.	309	7,849
First Bancorp/Southern Pines NC	253	8,911
First Bancshares, Inc.	241	7,601
First Bank	439	4,636
First Busey Corp.	350	8,575
First Business Financial Services, Inc.	265	5,976
First Capital, Inc. (a)	134	7,584
First Choice Bancorp	82	1,717
First Commonwealth Financial Corp.	739	9,141
First Community Bancshares, Inc.	366	11,642
First Defiance Financial Corp.	391	10,225
First Financial Bancorp	245	5,738
First Financial Bankshares, Inc. (a)	161	4,930
First Financial Corp.	285	11,571
First Financial Northwest, Inc.	213	2,922
First Foundation, Inc. (a)	390	5,444
First Guaranty Bancshares, Inc.	89	1,689
First Internet Bancorp	90	1,820
First Interstate BancSystem, Inc., Class A	232	9,048
First Merchants Corp.	218	7,787
First Mid Bancshares, Inc.	201	6,450
First Midwest Bancorp, Inc.	285	5,472
First Northwest Bancorp	220	3,516
First of Long Island Corp.	423	9,204
FirstCash, Inc.	59	5,825
Flagstar Bancorp, Inc. (a)	23	836
Flushing Financial Corp.	410	7,909
FNCB Bancorp, Inc. (a)	389	2,863
Focus Financial Partners, Inc., Class A*	106	2,175
Franklin Financial Network, Inc.	169	4,889
Franklin Financial Services Corp.	125	3,948
FS Bancorp, Inc.	115	5,566
Fulton Financial Corp. (a)	533	8,501
FVCBankcorp, Inc.*	225	3,724
GAMCO Investors, Inc., Class A	256	4,524
Genworth Financial, Inc., Class A* (a)	1,059	4,691
German American Bancorp, Inc. (a)	255	7,785
Glacier Bancorp, Inc. (a)	150	5,954
Global Indemnity Ltd.	95	2,446
Goosehead Insurance, Inc., Class A	66	3,052
Granite Point Mortgage Trust, Inc. REIT (a)	909	16,626
Great Ajax Corp. REIT	716	10,439
Great Southern Bancorp, Inc.	208	11,719
Great Western Bancorp, Inc.	228	6,801
Green Dot Corp., Class A*	41	1,254
Greene County Bancorp, Inc.	70	1,883
Greenhill & Co., Inc. (a)	234	3,285
Guaranty Bancshares, Inc.	207	6,239
Hallmark Financial Services, Inc.*	432	7,595
Hamilton Lane, Inc., Class A	222	13,795
Hancock Whitney Corp.	105	3,687
Hanmi Financial Corp.	342	6,125
HarborOne Bancorp, Inc.*	484	4,821

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Financials (Continued)
Hawthorn Bancshares, Inc.	268	$5,923
HCI Group, Inc. (a)	136	5,300
Heartland Financial USA, Inc.	186	8,134
Heritage Commerce Corp.	445	5,158
Heritage Financial Corp. (a)	350	9,163
Heritage Insurance Holdings, Inc.	657	8,613
Hilltop Holdings, Inc.	335	7,956
Hingham Institution for Savings	29	5,223
Home Bancorp, Inc.	143	5,331
Home BancShares, Inc. (a)	265	4,696
HomeStreet, Inc.*	572	15,084
HomeTrust Bancshares, Inc.	322	8,121
Hope Bancorp, Inc.	566	7,590
Horace Mann Educators Corp.	213	9,344
Horizon Bancorp, Inc.	456	7,415
Houlihan Lokey, Inc.	229	10,117
Howard Bancorp, Inc.*	132	1,952
IBERIABANK Corp.	77	5,312
Independence Holding Co.	133	4,924
Independent Bank Corp.	409	7,947
Independent Bank Corp./Rockland MA	99	6,693
Independent Bank Group, Inc.	64	3,130
International Bancshares Corp.	187	6,655
INTL. FCStone, Inc.*	216	8,469
Invesco Mortgage Capital, Inc. REIT	583	8,762
Investar Holding Corp.	215	4,992
Investors Bancorp, Inc.	393	4,362
Investors Title Co.	46	6,771
James River Group Holdings Ltd.	444	21,880
Kearny Financial Corp. (a)	620	7,800
Kinsale Capital Group, Inc.	165	16,208
KKR Real Estate Finance Trust, Inc. REIT	336	6,354
Ladder Capital Corp. REIT	938	15,740
Ladenburg Thalmann Financial Services, Inc.	2,665	5,223
Lakeland Bancorp, Inc.	534	7,946
Lakeland Financial Corp. (a)	255	10,794
LCNB Corp.	296	4,964
LegacyTexas Financial Group, Inc.	239	9,656
Level One Bancorp, Inc.	148	3,477
Live Oak Bancshares, Inc. (a)	49	879
Luther Burbank Corp.	232	2,427
Macatawa Bank Corp.	552	5,459
Mackinac Financial Corp. (a)	283	4,002
MainStreet Bancshares, Inc.* (a)	235	5,008
Malvern Bancorp, Inc.*	92	1,946
Marlin Business Services Corp.	234	5,061
MBT Financial Corp.	549	5,402
Medallion Financial Corp.* (a)	352	1,672
Mercantile Bank Corp.	330	10,154
Merchants Bancorp	163	2,585
Meridian Bancorp, Inc.	482	8,425
Meta Financial Group, Inc.	212	6,553
Metropolitan Bank Holding Corp.*	94	3,403
Mid Penn Bancorp, Inc.	81	1,964
Midland States Bancorp, Inc.	258	6,649
MidSouth Bancorp, Inc.	165	1,708

	Number of Shares	Value
Financials (Continued)
MidWestOne Financial Group, Inc.	197	$5,707
MMA Capital Holdings, Inc.*	484	14,326
Moelis & Co., Class A (a)	137	4,594
Mr Cooper Group, Inc.* (a)	296	2,608
MutualFirst Financial, Inc.	142	4,284
MVB Financial Corp.	170	3,203
National Bank Holdings Corp., Class A (a)	287	9,368
National Bankshares, Inc.	131	4,389
National General Holdings Corp.	253	5,966
National Western Life Group, Inc., Class A	40	10,313
NBT Bancorp, Inc.	311	10,876
Nelnet, Inc., Class A	139	9,320
New York Mortgage Trust, Inc. REIT (a)	2,147	13,204
NI Holdings, Inc.*	378	6,350
Nicolet Bankshares, Inc.*	210	13,310
NMI Holdings, Inc., Class A*	592	16,777
Northeast Bank	238	4,996
Northfield Bancorp, Inc.	590	9,157
Northrim BanCorp, Inc.	196	7,095
Northwest Bancshares, Inc. (a)	623	9,850
Norwood Financial Corp.	197	6,052
Oak Valley Bancorp	164	2,649
OceanFirst Financial Corp.	354	7,441
OFG Bancorp	747	15,328
Ohio Valley Banc Corp.	57	1,836
Old Line Bancshares, Inc.	200	5,284
Old National Bancorp (a)	377	6,334
Old Second Bancorp, Inc.	605	7,133
On Deck Capital, Inc.*	307	998
OP Bancorp	430	4,085
Oppenheimer Holdings, Inc., Class A	376	10,438
Opus Bank	122	2,533
Orchid Island Capital, Inc. REIT (a)	1,131	6,141
Origin Bancorp, Inc. (a)	183	5,863
Oritani Financial Corp. (a)	814	13,944
Orrstown Financial Services, Inc.	200	4,268
Pacific Mercantile Bancorp*	506	3,846
Pacific Premier Bancorp, Inc.	194	5,715
Palomar Holdings, Inc.*	63	2,144
Park National Corp. (a)	70	6,306
Parke Bancorp, Inc.	297	6,763
PCB Bancorp	424	6,983
PCSB Financial Corp.	294	5,795
PDL Community Bancorp*	137	1,917
Peapack Gladstone Financial Corp.	278	7,820
Penns Woods Bancorp, Inc.	159	6,565
PennyMac Financial Services, Inc.*	320	9,469
PennyMac Mortgage Investment Trust REIT	221	4,809
Peoples Bancorp of North Carolina, Inc.	133	3,707
Peoples Bancorp, Inc.	304	9,336
Peoples Financial Services Corp.	151	6,760
People’s Utah Bancorp	268	7,102
Piper Jaffray Cos.	280	20,373
PJT Partners, Inc., Class A (a)	153	6,366
PRA Group, Inc.* (a)	139	4,745
Preferred Bank (a)	129	6,445

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Financials (Continued)
Premier Financial Bancorp, Inc.	366	$5,673
ProAssurance Corp.	285	11,135
Protective Insurance Corp., Class B	152	2,462
Provident Bancorp, Inc.*	85	2,152
Provident Financial Holdings, Inc.	306	6,178
Provident Financial Services, Inc.	353	8,405
Prudential Bancorp, Inc.	247	3,996
Pzena Investment Management, Inc., Class A	800	6,504
QCR Holdings, Inc.	169	5,967
Radian Group, Inc.	406	9,155
RBB Bancorp	61	1,124
Ready Capital Corp. REIT	905	13,285
Redwood Trust, Inc. REIT	116	1,926
Regional Management Corp.*	171	4,403
Reliant Bancorp, Inc. (a)	197	4,513
Renasant Corp.	126	4,132
Republic Bancorp, Inc., Class A	198	8,405
Republic First Bancorp, Inc.*	235	951
Riverview Bancorp, Inc.	561	3,955
RLI Corp.	65	5,952
S&T Bancorp, Inc. (a)	269	9,205
Safety Insurance Group, Inc.	186	17,938
Sandy Spring Bancorp, Inc.	299	10,011
SB One Bancorp	162	3,616
Sculptor Capital Management, Inc., Class A*	124	2,790
Seacoast Banking Corp. of Florida*	303	7,072
Select Bancorp, Inc.*	279	3,041
Selective Insurance Group, Inc.	102	8,122
ServisFirst Bancshares, Inc. (a)	160	4,864
Shore Bancshares, Inc.	325	4,992
Sierra Bancorp	321	7,909
Silvercrest Asset Management Group, Inc., Class A	317	4,143
Simmons First National Corp., Class A	205	4,920
SmartFinancial, Inc.*	237	4,593
South Plains Financial, Inc.	87	1,423
South State Corp. (a)	92	6,769
Southern First Bancshares, Inc.*	154	5,878
Southern Missouri Bancorp, Inc.	186	6,212
Southern National Bancorp of Virginia, Inc.	483	7,061
Southside Bancshares, Inc. (a)	372	12,250
Spirit of Texas Bancshares, Inc.*	308	6,345
State Auto Financial Corp.	118	3,772
Sterling Bancorp, Inc.	188	1,754
Stewart Information Services Corp.	489	17,516
Stifel Financial Corp.	114	6,090
Stock Yards Bancorp, Inc.	265	9,620
Summit Financial Group, Inc.	316	7,783
Territorial Bancorp, Inc.	237	6,482
Timberland Bancorp, Inc.	145	3,708
Tiptree, Inc.	1,041	7,225
Tompkins Financial Corp. (a)	127	10,046
Towne Bank	277	7,277
TPG RE Finance Trust, Inc. REIT	472	9,162
TriCo Bancshares	292	10,325

	Number of Shares	Value
Financials (Continued)
TriState Capital Holdings, Inc.*	323	$6,379
Triumph Bancorp, Inc.*	181	5,428
TrustCo Bank Corp.	1,352	10,370
Trustmark Corp. (a)	343	11,209
UMB Financial Corp.	69	4,300
Union Bankshares, Inc.	60	1,646
United Bankshares, Inc. (a)	157	5,790
United Community Banks, Inc.	269	7,104
United Community Financial Corp.	943	9,100
United Financial Bancorp, Inc.	731	9,138
United Fire Group, Inc.	169	7,632
United Insurance Holdings Corp.	84	984
United Security Bancshares	460	4,775
Unity Bancorp, Inc.	228	4,476
Universal Insurance Holdings, Inc.	346	8,650
Univest Financial Corp.	454	11,491
Valley National Bancorp (a)	562	5,907
Veritex Holdings, Inc.	190	4,484
Virtus Investment Partners, Inc.	63	6,721
Waddell & Reed Financial, Inc., Class A (a)	1,267	20,487
Walker & Dunlop, Inc.	187	10,446
Washington Federal, Inc. (a)	267	9,505
Washington Trust Bancorp, Inc.	195	9,048
Waterstone Financial, Inc.	755	12,525
Watford Holdings Ltd.* (a)	246	5,707
WesBanco, Inc.	213	7,289
West Bancorporation, Inc.	305	6,356
Westamerica Bancorporation (a)	170	10,474
Western Asset Mortgage Capital Corp. REIT	1,657	15,576
Western New England Bancorp, Inc.	565	5,023
Westwood Holdings Group, Inc.	64	1,757
WisdomTree Investments, Inc.	310	1,491
World Acceptance Corp.*	43	5,715
WSFS Financial Corp.	122	5,029

		2,602,199

Health Care — 8.4%
Acceleron Pharma, Inc.* (a)	69	3,099
Accuray, Inc.* (a)	2,510	6,727
Addus HomeCare Corp.*	176	15,485
Adverum Biotechnologies, Inc.*	134	1,384
Albireo Pharma, Inc.* (a)	46	1,125
Alector, Inc.*	88	1,448
Allscripts Healthcare Solutions, Inc.* (a)	915	8,308
AMAG Pharmaceuticals, Inc.*	156	1,704
Amedisys, Inc.*	140	18,019
AMN Healthcare Services, Inc.*	89	5,198
Amphastar Pharmaceuticals, Inc.*	834	18,732
AngioDynamics, Inc.*	736	13,520
ANI Pharmaceuticals, Inc.*	106	6,943
Anika Therapeutics, Inc.*	236	13,395
Assertio Therapeutics, Inc.*	437	629
AtriCure, Inc.*	99	2,712
Atrion Corp.	27	20,983
Audentes Therapeutics, Inc.*	39	1,213
Avanos Medical, Inc.* (a)	45	1,493

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Health Care (Continued)
BioSpecifics Technologies Corp.*	304	$16,744
BioTelemetry, Inc.* (a)	217	8,604
Brookdale Senior Living, Inc.*	1,016	8,311
Cambrex Corp.*	109	6,532
Cardiovascular Systems, Inc.*	215	10,412
Community Health Systems, Inc.*	508	1,265
Computer Programs & Systems, Inc.	97	2,052
CONMED Corp.	152	15,317
Corcept Therapeutics, Inc.* (a)	259	3,266
Cortexyme, Inc.* (a)	37	734
CorVel Corp.*	229	19,289
Cross Country Healthcare, Inc.*	160	1,640
CryoLife, Inc.*	380	10,184
Denali Therapeutics, Inc.* (a)	74	1,332
Eagle Pharmaceuticals, Inc.*	35	1,974
Eidos Therapeutics, Inc.* (a)	28	1,171
Emergent BioSolutions, Inc.*	83	3,635
Enanta Pharmaceuticals, Inc.*	52	3,669
Endo International PLC*	237	562
Ensign Group, Inc.	393	19,611
Fluidigm Corp.*	121	675
Genomic Health, Inc.*	100	7,666
Glaukos Corp.* (a)	65	4,180
Globus Medical, Inc., Class A*	145	7,405
Gossamer Bio, Inc.* (a)	69	1,446
Haemonetics Corp.*	58	7,745
Hanger, Inc.*	513	9,685
Harpoon Therapeutics, Inc.*	117	1,694
HealthEquity, Inc.*	51	3,027
HealthStream, Inc.*	550	13,899
Heska Corp.*	62	4,352
HMS Holdings Corp.*	324	11,836
Innoviva, Inc.*	877	10,164
Inogen, Inc.* (a)	10	464
Inovalon Holdings, Inc., Class A* (a)	208	3,519
Integer Holdings Corp.*	93	6,733
Intersect ENT, Inc.*	74	1,212
iRadimed Corp.* (a)	123	2,359
iRhythm Technologies, Inc.* (a)	42	3,197
Ironwood Pharmaceuticals, Inc.*	196	1,825
Joint Corp.*	434	7,283
Krystal Biotech, Inc.*	44	1,980
Lantheus Holdings, Inc.*	61	1,327
LeMaitre Vascular, Inc. (a)	227	7,187
LHC Group, Inc.*	9	1,067
Ligand Pharmaceuticals, Inc.* (a)	32	2,909
LivaNova PLC*	29	2,251
Luminex Corp.	314	6,437
Magellan Health, Inc.*	268	16,887
Mallinckrodt PLC* (a)	656	1,699
MediciNova, Inc.* (a)	441	3,819
Medpace Holdings, Inc.* (a)	271	21,927
Meridian Bioscience, Inc.	765	7,061
Merit Medical Systems, Inc.* (a)	94	3,269
Mesa Laboratories, Inc. (a)	42	9,292
Misonix, Inc.*	221	4,327
Myriad Genetics, Inc.* (a)	178	4,188

	Number of Shares	Value
Health Care (Continued)
National HealthCare Corp.	454	$36,683
National Research Corp.	172	11,013
Natus Medical, Inc.*	277	7,667
Neogen Corp.*	77	5,430
NeoGenomics, Inc.* (a)	159	3,972
Nevro Corp.* (a)	19	1,591
NextGen Healthcare, Inc.*	342	4,860
NGM Biopharmaceuticals, Inc.* (a)	99	1,755
NuVasive, Inc.*	162	10,290
Omnicell, Inc.*	152	10,914
OraSure Technologies, Inc.*	353	2,330
Orthofix Medical, Inc.*	234	11,897
Pacira BioSciences, Inc.*	126	4,692
Palatin Technologies, Inc.*	2,905	2,618
Patterson Cos., Inc. (a)	945	15,800
PDL BioPharma, Inc.*	753	1,762
Phibro Animal Health Corp., Class A	89	1,838
Prestige Consumer Healthcare, Inc.* (a)	294	9,373
Principia Biopharma, Inc.* (a)	100	3,970
Providence Service Corp.*	140	7,869
Quidel Corp.*	139	8,764
Ra Pharmaceuticals, Inc.*	53	1,442
RadNet, Inc.*	584	8,123
REGENXBIO, Inc.* (a)	37	1,276
Repligen Corp.*	93	8,631
Replimune Group, Inc.*	110	1,142
RTI Surgical Holdings, Inc.*	1,288	4,096
SeaSpine Holdings Corp.*	101	1,110
Select Medical Holdings Corp.*	689	11,176
SIGA Technologies, Inc.*	269	1,350
Silk Road Medical, Inc.*	31	1,336
Simulations Plus, Inc.	272	9,822
STAAR Surgical Co.* (a)	79	2,379
Supernus Pharmaceuticals, Inc.* (a)	46	1,243
Surgery Partners, Inc.*	185	1,191
Surmodics, Inc.* (a)	161	7,577
Syneos Health, Inc.*	51	2,679
Tabula Rasa HealthCare, Inc.* (a)	31	1,761
Tactile Systems Technology, Inc.* (a)	137	6,910
Tenet Healthcare Corp.* (a)	125	2,706
Tivity Health, Inc.* (a)	328	5,989
TransMedics Group, Inc.* (a)	52	1,245
Triple-S Management Corp., Class B*	376	7,716
Turning Point Therapeutics, Inc.*	51	2,781
Twist Bioscience Corp.*	53	1,539
US Physical Therapy, Inc. (a)	237	31,644
Utah Medical Products, Inc.	114	11,208
Vanda Pharmaceuticals, Inc.*	230	3,241
Varex Imaging Corp.*	313	8,248
Vocera Communications, Inc.* (a)	38	872
Wright Medical Group NV*	40	834
Xencor, Inc.* (a)	30	1,118
Y-mAbs Therapeutics, Inc.*	93	2,471
ZIOPHARM Oncology, Inc.* (a)	264	1,317

		805,675

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials — 17.2%
AAON, Inc. (a)	198	$9,498
AAR Corp.	131	5,628
ABM Industries, Inc.	704	26,231
ACCO Brands Corp.	538	4,987
Actuant Corp., Class A	307	6,818
Advanced Disposal Services, Inc.*	217	7,035
Advanced Drainage Systems, Inc.	207	6,498
Aegion Corp.*	223	4,402
Aerojet Rocketdyne Holdings, Inc.* (a)	148	7,730
AeroVironment, Inc.* (a)	122	6,287
Air Transport Services Group, Inc.*	209	4,222
Aircastle Ltd.	477	10,422
Alamo Group, Inc.	79	9,020
Albany International Corp., Class A	147	12,086
Allegiant Travel Co.	43	6,106
Allied Motion Technologies, Inc.	23	741
Ameresco, Inc., Class A*	211	3,038
American Superconductor Corp.*	205	1,572
American Woodmark Corp.*	156	12,850
Apogee Enterprises, Inc.	313	11,559
Applied Industrial Technologies, Inc.	28	1,495
ArcBest Corp.	147	4,353
Arcosa, Inc.	109	3,541
Argan, Inc.	151	6,238
Armstrong Flooring, Inc.*	535	3,622
ASGN, Inc.*	35	2,186
Astec Industries, Inc.	24	662
Astronics Corp.*	296	8,143
Atkore International Group, Inc.*	1,080	31,331
Atlas Air Worldwide Holdings, Inc.*	78	2,016
Avis Budget Group, Inc.*	116	2,873
Axon Enterprise, Inc.*	16	960
AZZ, Inc.	344	14,197
Barnes Group, Inc.	92	4,126
Barrett Business Services, Inc.	76	6,622
Beacon Roofing Supply, Inc.* (a)	105	3,347
BG Staffing, Inc.	561	10,513
Blue Bird Corp.* (a)	240	4,378
BMC Stock Holdings, Inc.*	1,052	26,752
Brady Corp., Class A	296	13,974
Briggs & Stratton Corp. (a)	331	1,430
BrightView Holdings, Inc.* (a)	55	1,008
Brink’s Co.	41	3,085
Builders FirstSource, Inc.*	290	5,640
Caesarstone Ltd.	289	4,332
CAI International, Inc.* (a)	173	3,664
Casella Waste Systems, Inc., Class A*	210	9,555
CBIZ, Inc.*	660	14,744
CECO Environmental Corp.*	691	4,802
Chart Industries, Inc.* (a)	51	3,205
Cimpress NV*	15	1,720
CIRCOR International, Inc.* (a)	96	3,300
Columbus McKinnon Corp.	204	6,603
Comfort Systems USA, Inc.	329	12,719
Commercial Vehicle Group, Inc.*	608	3,861
CompX International, Inc.	101	1,530
Construction Partners, Inc., Class A*	346	5,706

	Number of Shares	Value
Industrials (Continued)
Continental Building Products, Inc.*	387	$9,729
Costamare, Inc.	317	1,835
Covanta Holding Corp. (a)	619	10,647
Covenant Transportation Group, Inc., Class A*	132	1,898
CRA International, Inc.	203	7,895
CSW Industrials, Inc.	309	21,077
Cubic Corp. (a)	54	3,741
Daseke, Inc.* (a)	602	1,060
Deluxe Corp.	105	4,838
Douglas Dynamics, Inc.	167	6,974
Ducommun, Inc.*	225	9,265
DXP Enterprises, Inc.*	105	3,407
Dycom Industries, Inc.*	25	1,113
Eastern Co.	202	4,456
Echo Global Logistics, Inc.*	430	8,617
EMCOR Group, Inc.	96	8,394
Encore Wire Corp.	381	20,570
EnerSys	48	2,688
Ennis, Inc.	1,022	20,552
EnPro Industries, Inc.	193	12,020
ESCO Technologies, Inc.	174	13,247
Evoqua Water Technologies Corp.*	110	1,701
Exponent, Inc.	161	11,413
Federal Signal Corp.	612	18,183
Forrester Research, Inc.	225	7,846
Forward Air Corp.	306	19,064
Foundation Building Materials, Inc.*	226	3,871
Franklin Covey Co.*	155	5,702
Franklin Electric Co., Inc.	234	10,729
FTI Consulting, Inc.*	132	14,274
GATX Corp. (a)	126	9,352
Gencor Industries, Inc.*	197	2,254
Generac Holdings, Inc.*	104	8,111
General Finance Corp.*	153	1,265
Gibraltar Industries, Inc.*	272	10,953
GMS, Inc.*	212	6,246
Gorman-Rupp Co.	344	10,275
GP Strategies Corp.*	160	2,061
Graham Corp.	204	3,756
Granite Construction, Inc. (a)	40	1,138
Great Lakes Dredge & Dock Corp.*	1,352	14,656
Greenbrier Cos., Inc.	153	3,563
Griffon Corp. (a)	636	11,098
H&E Equipment Services, Inc.	134	3,255
Harsco Corp.*	160	2,864
Hawaiian Holdings, Inc. (a)	299	7,299
Healthcare Services Group, Inc. (a)	451	10,170
Heartland Express, Inc.	462	9,503
Heidrick & Struggles International, Inc.	339	9,000
Helios Technologies, Inc.	30	1,284
Herc Holdings, Inc.*	94	3,880
Heritage-Crystal Clean, Inc.*	349	8,551
Herman Miller, Inc.	330	13,952
Hertz Global Holdings, Inc.*	138	1,671
Hillenbrand, Inc.	238	6,531
HNI Corp.	462	14,410

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials (Continued)
Hub Group, Inc., Class A*	104	$4,478
Hurco Cos., Inc.	254	8,105
Huron Consulting Group, Inc.*	252	15,425
Hyster-Yale Materials Handling, Inc. (a)	124	6,764
ICF International, Inc.	168	14,223
IES Holdings, Inc.*	242	4,567
Insperity, Inc.	47	4,656
Insteel Industries, Inc. (a)	202	3,777
Interface, Inc.	151	1,669
JELD-WEN Holding, Inc.*	154	2,658
John Bean Technologies Corp. (a)	80	8,186
Kadant, Inc. (a)	162	13,331
Kaman Corp.	181	10,569
Kelly Services, Inc., Class A	1,355	32,805
Kennametal, Inc.	210	6,277
Kforce, Inc.	491	15,977
Kimball International, Inc., Class B	932	16,357
Knoll, Inc.	448	10,331
Korn Ferry	100	3,908
Kratos Defense & Security Solutions, Inc.*	125	2,496
Lawson Products, Inc.*	174	6,342
LB Foster Co., Class A*	116	2,310
Lindsay Corp. (a)	84	7,414
LSC Communications, Inc.	68	88
Luxfer Holdings PLC	904	14,202
Lydall, Inc.*	25	503
Marten Transport Ltd.	497	9,776
Masonite International Corp.*	151	8,062
MasTec, Inc.*	51	3,206
Matson, Inc.	420	14,923
Matthews International Corp., Class A (a)	131	3,840
McGrath RentCorp	199	12,742
Mercury Systems, Inc.*	42	3,596
Meritor, Inc.*	757	12,733
Mesa Air Group, Inc.*	460	2,972
Milacron Holdings Corp.*	324	5,135
Miller Industries, Inc.	853	26,690
Mistras Group, Inc.*	128	1,869
Mobile Mini, Inc.	120	3,751
Moog, Inc., Class A	73	5,931
MRC Global, Inc.*	430	5,405
MSA Safety, Inc.	61	6,443
Mueller Industries, Inc.	496	13,075
Mueller Water Products, Inc., Class A	701	7,332
MYR Group, Inc.*	296	8,486
National Presto Industries, Inc. (a)	83	7,114
Navigant Consulting, Inc.	719	20,039
NOW, Inc.* (a)	965	11,474
NRC Group Holdings Corp*	132	1,550
NV5 Global, Inc.* (a)	48	2,963
Omega Flex, Inc.	29	2,442
PAM Transportation Services, Inc.*	79	4,558
Park Aerospace Corp.	1,162	19,638
Park-Ohio Holdings Corp.	185	5,030
Parsons Corp.*	40	1,361
Patrick Industries, Inc.* (a)	141	5,096
PGT Innovations, Inc.*	101	1,616

	Number of Shares	Value
Industrials (Continued)
PICO Holdings, Inc.*	221	$2,128
Pitney Bowes, Inc. (a)	1,073	3,820
Preformed Line Products Co.	50	2,563
Primoris Services Corp.	358	6,995
Proto Labs, Inc.*	43	4,074
Quad/Graphics, Inc. (a)	90	809
Quanex Building Products Corp.	769	13,242
Radiant Logistics, Inc.*	1,190	5,807
Raven Industries, Inc.	285	8,313
RBC Bearings, Inc.*	39	6,222
Resources Connection, Inc.	393	6,504
REV Group, Inc.	120	1,547
Rexnord Corp.*	192	5,027
RR Donnelley & Sons Co. (a)	170	411
Rush Enterprises, Inc., Class A	270	9,750
Rush Enterprises, Inc., Class B	38	1,413
Saia, Inc.*	130	11,120
Simpson Manufacturing Co., Inc. (a)	159	10,208
SiteOne Landscape Supply, Inc.* (a)	18	1,408
SkyWest, Inc.	108	6,184
SP Plus Corp.*	88	3,037
Spartan Motors, Inc.	170	2,144
Spirit Airlines, Inc.* (a)	151	5,669
SPX Corp.*	188	7,135
SPX FLOW, Inc.*	103	3,472
Standex International Corp.	83	5,706
Steelcase, Inc., Class A	929	14,427
Sterling Construction Co., Inc.*	429	4,801
Sunrun, Inc.* (a)	98	1,502
Team, Inc.*	228	3,757
Tennant Co. (a)	144	9,848
Terex Corp.	126	3,129
Tetra Tech, Inc.	107	8,680
Thermon Group Holdings, Inc.*	254	5,525
Titan Machinery, Inc.*	246	3,705
TPI Composites, Inc.* (a)	107	1,887
Transcat, Inc.*	294	6,830
Trex Co., Inc.* (a)	57	4,875
TriMas Corp.*	403	11,840
TriNet Group, Inc.*	33	2,215
Triton International Ltd/Bermuda	113	3,633
Triumph Group, Inc. (a)	153	3,179
TrueBlue, Inc.*	565	10,967
Tutor Perini Corp.* (a)	292	2,917
Twin Disc, Inc.*	127	1,284
UniFirst Corp.	53	10,383
Universal Forest Products, Inc.	366	14,311
Universal Logistics Holdings, Inc.	84	1,760
US Ecology, Inc.	120	7,268
US Xpress Enterprises, Inc., Class A* (a)	487	2,045
Vectrus, Inc.*	288	11,652
Veritiv Corp.*	63	1,043
Viad Corp.	242	15,640
Vicor Corp.*	37	1,128
VSE Corp. (a)	30	955
Wabash National Corp. (a)	820	11,185
Watts Water Technologies, Inc., Class A	125	11,454

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials (Continued)
Welbilt, Inc.* (a)	93	$1,464
Werner Enterprises, Inc. (a)	315	10,294
Wesco Aircraft Holdings, Inc.*	320	3,520
Willis Lease Finance Corp.*	219	13,528
WillScot Corp, Class A*	208	2,902

		1,655,374

Information Technology — 9.3%
8x8, Inc.* (a)	78	1,896
A10 Networks, Inc.*	220	1,527
Acacia Communications, Inc.*	31	1,955
ACI Worldwide, Inc.*	101	3,008
ADTRAN, Inc.	698	7,168
Advanced Energy Industries, Inc.* (a)	143	7,385
Agilysys, Inc.*	386	10,519
Alarm.com Holdings, Inc.* (a)	70	3,332
Altair Engineering, Inc., Class A* (a)	37	1,271
Ambarella, Inc*	86	4,805
American Software, Inc., Class A	597	9,409
Amkor Technology, Inc.*	435	3,806
Anixter International, Inc.*	149	8,936
Appfolio, Inc., Class A* (a)	98	9,679
Appian Corp., Class A* (a)	42	2,498
Aquantia Corp.*	112	1,476
AstroNova, Inc.	289	4,748
Avaya Holdings Corp.* (a)	12	169
AVX Corp. (a)	256	3,469
Axcelis Technologies, Inc.*	424	6,491
AXT, Inc.* (a)	313	1,061
Badger Meter, Inc. (a)	258	13,308
Bel Fuse, Inc., Class B	282	3,102
Belden, Inc.	137	6,249
Benchmark Electronics, Inc.	711	18,827
Blackbaud, Inc. (a)	15	1,365
Blackline, Inc.* (a)	56	2,852
Bottomline Technologies DE, Inc.*	92	3,794
Box, Inc., Class A* (a)	22	322
Brightcove, Inc.*	315	3,884
Brooks Automation, Inc. (a)	65	2,166
Cabot Microelectronics Corp.	71	8,850
CalAmp Corp.*	227	2,179
Carbonite, Inc.* (a)	34	410
Cardtronics PLC, Class A* (a)	361	10,693
Cass Information Systems, Inc.	108	5,465
CEVA, Inc.*	79	2,481
Cirrus Logic, Inc.*	192	10,299
Cision Ltd.*	188	1,301
Clearfield, Inc.*	282	3,015
CommVault Systems, Inc.*	51	2,212
Comtech Telecommunications Corp.	122	3,264
Cornerstone OnDemand, Inc.*	41	2,139
Cray, Inc.*	224	7,824
CSG Systems International, Inc.	227	12,231
CTS Corp.	371	10,585
Daktronics, Inc.	986	7,129
Diebold Nixdorf, Inc.* (a)	167	1,872
Digi International, Inc.*	574	7,336

	Number of Shares	Value
Information Technology (Continued)
Digimarc Corp.*	35	$1,384
Digital Turbine, Inc.*	408	3,105
Diodes, Inc.* (a)	294	10,746
DSP Group, Inc.*	566	7,833
Ebix, Inc. (a)	33	1,169
Envestnet, Inc.* (a)	30	1,716
ePlus, Inc.*	131	10,705
Everbridge, Inc.* (a)	34	2,931
EVERTEC, Inc.	322	11,225
Evo Payments, Inc., Class A*	299	8,874
ExlService Holdings, Inc.*	116	7,853
Extreme Networks, Inc.*	239	1,597
Fabrinet*	311	15,702
FARO Technologies, Inc.*	90	4,432
Finisar Corp.*	167	3,776
Fitbit, Inc., Class A* (a)	171	528
ForeScout Technologies, Inc.*	45	1,612
FormFactor, Inc.*	722	12,339
GSI Technology, Inc.*	236	1,982
GTY Technology Holdings, Inc.*	239	1,496
Hackett Group, Inc.	597	9,630
Harmonic, Inc.*	837	5,516
Ichor Holdings Ltd.* (a)	355	7,547
II-VI, Inc.* (a)	71	2,663
Immersion Corp.*	137	1,125
Information Services Group, Inc.*	1,032	2,745
Inphi Corp.*	56	3,427
Insight Enterprises, Inc.*	385	18,503
Instructure, Inc.* (a)	14	579
Intelligent Systems Corp.* (a)	118	6,241
InterDigital, Inc.	58	2,852
International Money Express, Inc.*	210	2,738
Iteris, Inc.*	437	2,377
Itron, Inc.*	60	4,167
j2 Global, Inc. (a)	37	3,130
KBR, Inc.	222	5,665
KEMET Corp. (a)	138	2,312
Kimball Electronics, Inc.*	871	11,506
Knowles Corp.* (a)	525	10,647
KVH Industries, Inc.*	170	1,581
Lattice Semiconductor Corp.*	318	6,261
Limelight Networks, Inc.*	468	1,137
LivePerson, Inc.* (a)	142	5,643
LiveRamp Holdings, Inc.*	203	8,599
Lumentum Holdings, Inc.* (a)	54	3,011
ManTech International Corp., Class A	297	20,873
MAXIMUS, Inc.	71	5,463
MaxLinear, Inc.*	271	5,371
Methode Electronics, Inc.	161	5,110
MicroStrategy, Inc., Class A*	54	7,738
Mitek Systems, Inc.*	48	487
MobileIron, Inc.*	363	2,505
Model N, Inc.*	203	5,812
Monotype Imaging Holdings, Inc.	189	3,733
MTS Systems Corp.	193	10,976
Nanometrics, Inc.*	286	7,805
Napco Security Technologies, Inc.* (a)	300	10,344

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Information Technology (Continued)
NETGEAR, Inc.*	114	$3,958
NetScout Systems, Inc.*	119	2,636
NIC, Inc.	825	17,177
Novanta, Inc.*	72	5,400
NVE Corp.	52	3,338
OneSpan, Inc.*	109	1,472
OSI Systems, Inc.*	99	10,396
PC Connection, Inc.	168	5,919
PCM, Inc.*	348	12,180
PDF Solutions, Inc.*	233	2,728
Perficient, Inc.*	425	15,657
Perspecta, Inc.	137	3,555
Photronics, Inc.*	2,388	25,790
Plexus Corp.*	279	15,962
Power Integrations, Inc.	103	9,169
Presidio, Inc.	439	7,033
PRGX Global, Inc.*	314	1,692
Progress Software Corp.	323	12,203
PROS Holdings, Inc.*	24	1,704
QAD, Inc., Class A	123	4,984
Qualys, Inc.* (a)	26	2,070
Rapid7, Inc.*	13	698
Rogers Corp.*	33	4,370
Rudolph Technologies, Inc.*	264	5,805
SailPoint Technologies Holding, Inc.*	58	1,307
Sanmina Corp.*	340	9,826
ScanSource, Inc.*	183	5,172
SecureWorks Corp., Class A* (a)	128	1,545
Semtech Corp.*	121	5,078
Silicon Laboratories, Inc.*	22	2,398
SPS Commerce, Inc.*	184	9,299
StarTek, Inc.*	363	2,261
Stratasys Ltd.* (a)	271	6,455
Sykes Enterprises, Inc.*	589	17,081
Synaptics, Inc.* (a)	35	1,121
Tech Data Corp.*	83	7,697
Telaria, Inc.*	230	2,295
TTEC Holdings, Inc.	100	4,691
TTM Technologies, Inc.* (a)	231	2,462
Tucows, Inc., Class A* (a)	100	5,046
Ultra Clean Holdings, Inc.* (a)	22	263
Unisys Corp.*	419	2,740
Upland Software, Inc.* (a)	83	3,154
Varonis Systems, Inc.* (a)	34	2,323
Verint Systems, Inc.* (a)	76	4,050
Verra Mobility Corp., Class A*	309	4,301
Viavi Solutions, Inc.*	240	3,334
Virtusa Corp.*	152	5,493
Vishay Intertechnology, Inc.	452	7,155
Vishay Precision Group, Inc.*	330	10,313
Workiva, Inc.*	32	1,540
Xperi Corp.	310	5,679
Yext, Inc.* (a)	131	2,066
Zix Corp.*	847	6,225

		894,852

	Number of Shares	Value
Materials — 3.8%
Advanced Emissions Solutions, Inc. (a)	81	$1,022
AdvanSix, Inc.*	271	6,054
AK Steel Holding Corp.* (a)	527	1,138
Allegheny Technologies, Inc.* (a)	98	1,942
American Vanguard Corp.	178	2,522
Balchem Corp.	63	5,594
Boise Cascade Co.	288	9,043
Carpenter Technology Corp. (a)	153	7,442
Chase Corp. (a)	55	5,512
Clearwater Paper Corp.* (a)	214	3,428
Commercial Metals Co. (a)	309	4,842
Compass Minerals International, Inc. (a)	160	7,957
Ferro Corp.*	501	5,105
FutureFuel Corp.	563	6,069
GCP Applied Technologies, Inc.*	79	1,386
Greif, Inc., Class A	89	3,132
Greif, Inc., Class B	16	666
Hawkins, Inc.	396	17,563
HB Fuller Co. (a)	234	9,971
Ingevity Corp.*	41	3,123
Innophos Holdings, Inc.	170	4,775
Innospec, Inc.	153	12,727
Kaiser Aluminum Corp.	125	11,054
Koppers Holdings, Inc.*	139	3,685
Kraton Corp.*	115	3,156
Livent Corp.*	1,737	10,683
Louisiana-Pacific Corp. (a)	403	9,688
Materion Corp.	262	15,416
Minerals Technologies, Inc.	110	5,302
Myers Industries, Inc.	551	9,273
Neenah, Inc.	144	9,184
Novagold Resources, Inc.*	1,882	14,002
OMNOVA Solutions, Inc.*	414	4,161
Orion Engineered Carbons SA	213	2,963
PH Glatfelter Co.	425	6,112
PolyOne Corp.	178	5,698
PQ Group Holdings, Inc.*	96	1,372
Quaker Chemical Corp. (a)	64	10,167
Rayonier Advanced Materials, Inc. (a)	67	235
Schnitzer Steel Industries, Inc., Class A	410	9,077
Schweitzer-Mauduit International, Inc.	282	9,458
Sensient Technologies Corp. (a)	92	6,009
Stepan Co.	181	17,266
Summit Materials, Inc., Class A* (a)	176	3,693
SunCoke Energy, Inc.*	175	1,092
Synalloy Corp.	107	1,716
Trecora Resources*	164	1,484
Tredegar Corp.	433	7,487
Trinseo SA	87	3,053
UFP Technologies, Inc.*	257	10,737
United States Lime & Minerals, Inc.	53	4,090
US Concrete, Inc.*	111	4,498
Verso Corp., Class A* (a)	549	5,605
Warrior Met Coal, Inc.	1,417	29,615
Worthington Industries, Inc.	151	5,240

		363,284

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Real Estate — 8.7%
Acadia Realty Trust REIT	256	$7,002
Agree Realty Corp. REIT (a)	146	10,905
Alexander & Baldwin, Inc. REIT	348	7,966
Alexander’s, Inc. REIT	11	4,153
American Assets Trust, Inc. REIT	154	7,216
American Finance Trust, Inc. REIT (a)	353	4,225
Armada Hoffler Properties, Inc. REIT	922	15,988
Ashford Hospitality Trust, Inc. REIT	982	2,750
Bluerock Residential Growth REIT, Inc. REIT	742	9,179
Braemar Hotels & Resorts, Inc. REIT	1,031	9,454
BRT Apartments Corp. REIT	619	8,963
CareTrust REIT, Inc. REIT	427	10,158
Cedar Realty Trust, Inc. REIT	913	2,164
Chatham Lodging Trust REIT (a)	710	11,779
Chesapeake Lodging Trust REIT	434	11,176
City Office REIT, Inc. REIT	1,262	17,087
Clipper Realty, Inc. REIT	484	5,295
Community Healthcare Trust, Inc. REIT	321	13,687
Consolidated-Tomoka Land Co.	243	15,513
CoreCivic, Inc. REIT	444	7,526
CorEnergy Infrastructure Trust, Inc. REIT	383	17,277
Cushman & Wakefield PLC* (a)	85	1,431
DiamondRock Hospitality Co. REIT	926	8,769
Easterly Government Properties, Inc. REIT	445	9,145
EastGroup Properties, Inc. REIT	55	6,849
Essential Properties Realty Trust, Inc. REIT	201	4,565
Farmland Partners, Inc. REIT (a)	238	1,435
First Industrial Realty Trust, Inc. REIT	151	5,881
Forestar Group, Inc.*	64	1,220
Four Corners Property Trust, Inc. REIT	509	14,501
Franklin Street Properties Corp. REIT	1,492	11,294
Front Yard Residential Corp. REIT	124	1,375
FRP Holdings, Inc.*	148	7,280
GEO Group, Inc. REIT	325	5,577
Getty Realty Corp. REIT	446	14,165
Gladstone Commercial Corp. REIT	638	14,463
Gladstone Land Corp. REIT	366	4,213
Global Medical REIT, Inc. REIT	870	9,509
Global Net Lease, Inc. REIT (a)	488	9,360
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (a)	480	13,262
Healthcare Realty Trust, Inc. REIT	171	5,682
Hersha Hospitality Trust REIT (a)	568	7,895
Independence Realty Trust, Inc. REIT	1,292	17,972
Industrial Logistics Properties Trust REIT	612	13,091
Innovative Industrial Properties, Inc. REIT (a)	108	9,629
Investors Real Estate Trust REIT (a)	94	6,510
iStar, Inc. REIT (a)	388	4,966
Jernigan Capital, Inc. REIT (a)	609	11,760
Kennedy-Wilson Holdings, Inc. (a)	292	6,126
Kite Realty Group Trust REIT	567	8,102
Lexington Realty Trust REIT	1,787	18,567
LTC Properties, Inc. REIT (a)	397	19,374
Mack-Cali Realty Corp. REIT	521	10,613
Marcus & Millichap, Inc.* (a)	234	8,443

	Number of Shares	Value
Real Estate (Continued)
Maui Land & Pineapple Co., Inc.*	122	$1,283
Monmouth Real Estate Investment Corp. REIT	706	9,263
National Health Investors, Inc. REIT	100	8,296
National Storage Affiliates Trust REIT	311	10,406
New Senior Investment Group, Inc. REIT	338	2,113
Newmark Group, Inc., Class A (a)	246	2,135
NexPoint Residential Trust, Inc. REIT	252	11,693
NorthStar Realty Europe Corp. REIT	1,466	24,819
Office Properties Income Trust REIT (a)	62	1,681
One Liberty Properties, Inc. REIT	409	10,953
Pebblebrook Hotel Trust REIT (a)	51	1,375
Pennsylvania Real Estate Investment Trust REIT (a)	206	1,059
Physicians Realty Trust REIT	366	6,339
Piedmont Office Realty Trust, Inc., Class A REIT (a)	529	10,442
PotlatchDeltic Corp. REIT	229	8,812
Preferred Apartment Communities, Inc., Class A REIT (a)	1,096	14,752
PS Business Parks, Inc. REIT	36	6,466
QTS Realty Trust, Inc., Class A REIT (a)	145	7,114
RE/MAX Holdings, Inc., Class A	187	4,800
Realogy Holdings Corp. (a)	213	1,018
Retail Opportunity Investments Corp. REIT	473	8,282
Retail Value, Inc. REIT	43	1,591
Rexford Industrial Realty, Inc. REIT	142	6,275
RLJ Lodging Trust REIT	386	6,257
RMR Group, Inc., Class A	67	3,122
RPT Realty REIT (a)	1,009	12,007
Ryman Hospitality Properties, Inc. REIT	79	6,293
Sabra Health Care REIT, Inc. REIT	307	6,637
Safehold, Inc. REIT	201	5,889
Saul Centers, Inc. REIT	146	7,334
Senior Housing Properties Trust REIT	383	3,252
Seritage Growth Properties, Class A REIT	88	3,440
Spirit MTA REIT	114	958
St Joe Co.* (a)	344	6,185
STAG Industrial, Inc. REIT	178	5,176
Stratus Properties, Inc.*	17	447
Summit Hotel Properties, Inc. REIT (a)	1,096	12,231
Sunstone Hotel Investors, Inc. REIT	544	7,148
Tanger Factory Outlet Centers, Inc. REIT (a)	507	7,169
Tejon Ranch Co.*	103	1,724
Terreno Realty Corp. REIT	186	9,404
UMH Properties, Inc. REIT	258	3,318
Uniti Group, Inc. REIT (a)	158	1,168
Universal Health Realty Income Trust REIT	182	17,598
Urban Edge Properties REIT	356	6,234
Urstadt Biddle Properties, Inc., Class A REIT	644	13,518
Washington Prime Group, Inc. REIT (a)	1,912	6,176
Washington Real Estate Investment Trust REIT (a)	239	6,331
Whitestone REIT (a)	997	12,383
Xenia Hotels & Resorts, Inc. REIT (a)	508	10,267

		835,120

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

	Number of Shares	Value
Utilities — 3.0%
ALLETE, Inc.	64	$5,487
American States Water Co. (a)	118	10,918
AquaVenture Holdings, Ltd*	90	1,591
Artesian Resources Corp., Class A	204	7,426
Atlantic Power Corp.*	4,104	9,398
Avista Corp.	109	5,112
Black Hills Corp.	70	5,370
California Water Service Group (a)	244	13,771
Chesapeake Utilities Corp.	158	14,944
Clearway Energy, Inc., Class A	590	9,888
Clearway Energy, Inc., Class C (a)	523	9,257
Connecticut Water Service, Inc.	142	9,960
Consolidated Water Co. Ltd.	516	7,565
El Paso Electric Co.	154	10,272
Genie Energy Ltd., Class B	534	3,823
Global Water Resources, Inc.	305	3,632
MGE Energy, Inc.	156	11,833
Middlesex Water Co.	217	13,246
New Jersey Resources Corp.	150	6,861
Northwest Natural Holding Co.	154	10,989
NorthWestern Corp.	109	7,896
ONE Gas, Inc.	70	6,413
Ormat Technologies, Inc. (a)	98	7,278
Otter Tail Corp.	218	11,035
Pattern Energy Group, Inc., Class A (a)	427	11,593
PNM Resources, Inc.	140	7,141
Portland General Electric Co.	112	6,372
Pure Cycle Corp.*	425	4,611
RGC Resources, Inc.	126	3,576
SJW Group	61	4,168
South Jersey Industries, Inc.	159	5,142
Southwest Gas Holdings, Inc.	56	5,109
Spark Energy, Inc., Class A (a)	531	5,023
Spire, Inc.	72	6,113
TerraForm Power, Inc., Class A	102	1,730
Unitil Corp.	288	17,387
York Water Co.	249	9,298

		291,228

TOTAL COMMON STOCKS (Cost $9,144,506)		9,492,097

RIGHTS — 0.0%
Financials — 0.0%
New Star Financial, Inc. CVR* (b)	509	275

Materials — 0.0%
A Schulman, Inc. CVR* (b)	392	170

TOTAL RIGHTS (Cost $571)		445

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.6%
iShares Core S&P Small-Cap ETF	250	$18,895
iShares Edge MSCI Multifactor USA Small-Cap ETF	355	13,889
Vanguard Small-Cap ETF	160	24,360

TOTAL EXCHANGE-TRADED FUNDS (Cost $57,192)		57,144

SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c)(d) (Cost $204,000)	204,000	204,000

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 2.09% (c) (Cost $86,452)	86,452	86,452

TOTAL INVESTMENTS — 102.2% (Cost $9,492,721)		$9,840,138
Other assets and liabilities, net — (2.2%)		(212,580)

NET ASSETS — 100.0%		$9,627,558

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c)(d)
311,072	—	(107,072	)(e)	—	—	4,940	—	204,000	204,000

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 2.09% (c)
—	882,964	(796,512)		—	—	1,465	—	86,452	86,452

311,072	882,964	(903,584)		—	—	6,405	—	290,452	290,452

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $2,035,472, which is 21.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,878,900.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini Russell 2000 Futures	USD	1	$79,110	$74,710	9/20/2019	$(4,400)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$9,492,097	$—	$—	$9,492,097
Rights (f)	—	—	445	445
Exchange-Traded Funds	57,144	—	—	57,144
Short-Term Investments (f)	290,452	—	—	290,452

TOTAL	$9,839,693	$—	$445	$9,840,138

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(4,400)	$—	$—	$(4,400)

TOTAL	$(4,400)	$—	$—	$(4,400)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	72

This Page is Intentionally Left Blank

73

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2019

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Assets
Investment in non-affiliated securities at value	$71,766,408	$3,432,633	$201,419,383	$106,862,977
Investment in DWS Government Money Market Series	27,889	15,468	1,501,074	3,716,009
Investment in DWS Government & Agency Securities Portfolio*	906,421	18,715	35,815	—
Foreign currency at value	339,960	26,166	—	—
Deposit with broker for futures contracts	27,000	2,600	70,000	176,400
Receivables:
Variation margin on futures contracts	2,520	400	1,475	—
Dividends	185,827	7,935	338,604	282,430
Securities lending income	731	25	1,722	527
Foreign tax reclaim	18,698	—	—	—

Total assets	$73,275,454	$3,503,942	$203,368,073	$111,038,343

Liabilities
Due to custodian	$25	$2	$27	$—
Payable upon return of securities loaned	906,421	18,715	35,815	—
Payables:
Investment advisory fees	15,149	1,471	29,355	17,920
Variation margin on futures contracts	—	—	—	2,660

Total liabilities	921,595	20,188	65,197	20,580

Net Assets, at value	$72,353,859	$3,483,754	$203,302,876	$111,017,763

Net Assets Consist of
Paid-in capital	$77,743,248	$3,973,668	$196,251,986	$107,216,798
Distributable earnings (loss)	(5,389,389)	(489,914)	7,050,890	3,800,965

Net Assets, at value	$72,353,859	$3,483,754	$203,302,876	$111,017,763

Number of Common Shares outstanding	2,700,001	150,001	6,000,001	4,100,001

Net Asset Value	$26.80	$23.22	$33.88	$27.08

Investment in non-affiliated securities at cost	$73,406,433	$3,501,610	$181,916,929	$103,075,072

Value of securities loaned	$942,895	$37,898	$17,780,697	$4,865,473

Investment in DWS Government Money Market Series at cost	$27,889	$15,468	$1,501,074	$3,716,009

Investment in DWS Government & Agency Securities Portfolio at cost*	$906,421	$18,715	$35,815	$—

Non-cash collateral for securities on loan	$398,185	$22,420	$18,047,753	$4,961,428

Foreign currency at cost	$342,363	$26,463	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	74

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2019

Xtrackers Russell 2000 Comprehensive Factor ETF
Assets
Investment in non-affiliated securities at value	$9,549,686
Investment in DWS Government Money Market Series	86,452
Investment in DWS Government & Agency Securities Portfolio*	204,000
Deposit with broker for futures contracts	3,250
Receivables:
Dividends	9,077
Securities lending income	655

Total assets	$9,853,120

Liabilities
Payable upon return of securities loaned	$204,000
Payables:
Investment securities purchased	18,932
Investment advisory fees	2,465
Variation margin on futures contracts	165

Total liabilities	225,562

Net Assets, at value	$9,627,558

Net Assets Consist of
Paid-in capital	$10,216,042
Distributable earnings (loss)	(588,484)

Net Assets, at value	$9,627,558

Number of Common Shares outstanding	300,001

Net Asset Value	$32.09

Investment in non-affiliated securities at cost	$9,202,269

Value of securities loaned	$2,035,472

Investment in DWS Government Money Market Series at cost	$86,452

Investment in DWS Government & Agency Securities Portfolio at cost*	$204,000

Non-cash collateral for securities on loan	$1,878,900

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	75

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2019

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Investment Income
Unaffiliated dividend income*	$2,422,668	$185,343	$3,560,954	$2,162,200
Income distributions from affiliated funds	1,653	119	20,679	4,886
Affiliated securities lending income	15,775	429	4,168	1,697
Unaffiliated securities lending income, net of borrower rebates	2,009	—	15,974	3,670

Total investment income	2,442,105	185,891	3,601,775	2,172,453

Expenses
Investment advisory fees	256,315	25,852	315,797	194,377
Other expenses	57	57	57	30

Total expenses	256,372	25,909	315,854	194,407

Less fees waived (see note 3):
Waiver	(45,593)	(3)	(665)	(119)

Net expenses	210,779	25,906	315,189	194,288

Net investment income (loss)	2,231,326	159,985	3,286,586	1,978,165

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,010,708)	(447,211)	(8,940,762)	(221,919)
Investments in affiliates	3,523	—	—	—
In-kind redemptions	1,259,444	57,713	8,225,047	4,474,786
Futures contracts	(18,219)	(4,285)	(52,097)	33,248
Foreign currency transactions	(16,504)	(6,878)	—	—

Net realized gain (loss)	(2,782,464)	(400,661)	(767,812)	4,286,115
Net change in unrealized appreciation (depreciation) on:
Investments**	(1,862,238)	81,782	2,718,678	(181,318)
Futures contracts	(18,075)	2,650	(57,748)	62,308
Foreign currency translations	(2,965)	1,624	—	—

Net change in unrealized appreciation (depreciation)	(1,883,278)	86,056	2,660,930	(119,010)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(4,665,742)	(314,605)	1,893,118	4,167,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,434,416)	$(154,620)	$5,179,704	$6,145,270

* Unaffiliated foreign tax withheld	$237,185	$20,489	$344	$—
** Net of change in deferred foreign taxes	$—	$(3,551)	$—	$—

See Notes to Financial Statements.	76

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2019

Xtrackers Russell 2000 Comprehensive Factor ETF
Investment Income
Unaffiliated dividend income*	$185,890
Income distributions from affiliated funds	1,465
Affiliated securities lending income	4,940
Unaffiliated securities lending income, net of borrower rebates	804

Total investment income	193,099

Expenses
Investment advisory fees	30,067
Other expenses	57

Total expenses	30,124

Less fees waived (see note 3):
Waiver	(44)

Net expenses	30,080

Net investment income (loss)	163,019

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(537,552)
Futures contracts	(5,427)
Foreign currency transactions	(3)

Net realized gain (loss)	(542,982)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,219,551)
Futures contracts	(7,345)
Foreign currency translations	24

Net change in unrealized appreciation (depreciation)	(1,226,872)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,769,854)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,606,835)

* Unaffiliated foreign tax withheld	$27

See Notes to Financial Statements.	77

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF		Xtrackers FTSE Emerging Comprehensive Factor ETF
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,231,326	$1,186,134	$159,985	$228,551
Net realized gain (loss)	(2,782,464)	96,967	(400,661)	837,875
Net change in net unrealized appreciation (depreciation)	(1,883,278)	(463,370)	86,056	(1,468,661)

Net increase (decrease) in net assets resulting from operations	(2,434,416)	819,731	(154,620)	(402,235)

Distributions to Shareholders	(2,029,470)	(1,119,637)*	(288,043)	(534,323)**

Fund Shares Transactions
Proceeds from shares sold	34,949,614	45,367,454	—	—
Value of shares redeemed	(17,258,305)	(1,436,896)	(2,490,064)	(5,735,711)

Net increase (decrease) in net assets resulting from fund share transactions	17,691,309	43,930,558	(2,490,064)	(5,735,711)

Total net increase (decrease) in Net Assets	13,227,423	43,630,652	(2,932,727)	(6,672,269)

Net Assets
Beginning of year	59,126,436	15,495,784	6,416,481	13,088,750

End of year	$72,353,859	$59,126,436 ***	$3,483,754	$6,416,481 ***

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,050,001	550,001	250,001	450,001
Shares sold	1,300,000	1,550,000	—	—
Shares redeemed	(650,000)	(50,000)	(100,000)	(200,000)

Shares outstanding, end of year	2,700,001	2,050,001	150,001	250,001

*	Includes distributions from net investment income.
**	Includes distributions from net investment income of $342,332 and net realized gains of $191,991.
***	Includes undistributed net investment income of $434,377 and $72,089 respectively.

See Notes to Financial Statements.	78

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 Comprehensive Factor ETF			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	For the Period April 5, 2018(1) to August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,286,586	$2,300,079		$1,978,165	$415,425
Net realized gain (loss)	(767,812)	7,060,292		4,286,115	27,083
Net change in net unrealized appreciation (depreciation)	2,660,930	12,374,293		(119,010)	3,969,223

Net increase (decrease) in net assets resulting from operations	5,179,704	21,734,664		6,145,270	4,411,731

Distributions to Shareholders	(3,011,382)	(2,163,877	)*	(1,746,917)	(177,934	)*

Fund Shares Transactions
Proceeds from shares sold	73,507,056	104,881,632		82,359,575	64,987,902
Value of shares redeemed	(43,711,180)	(53,325,864)		(37,153,935)	(7,807,954)

Net increase (decrease) in net assets resulting from fund share transactions	29,795,876	51,555,768		45,205,640	57,179,948

Total net increase (decrease) in Net Assets	31,964,198	71,126,555		49,603,993	61,413,745

Net Assets
Beginning of period	171,338,678	100,212,123		61,413,770	25

End of period	$203,302,876	$171,338,678	**	$111,017,763	$61,413,770	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,050,001	3,400,001		2,250,001	1
Shares sold	2,300,000	3,300,000		3,250,000	2,550,000
Shares redeemed	(1,350,000)	(1,650,000)		(1,400,000)	(300,000)

Shares outstanding, end of period	6,000,001	5,050,001		4,100,001	2,250,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $471,966 and $237,491 respectively.

See Notes to Financial Statements.	79

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 2000 Comprehensive Factor ETF
	Year Ended August 31, 2019	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$163,019	$136,931
Net realized gain (loss)	(542,982)	684,775
Net change in net unrealized appreciation (depreciation)	(1,226,872)	1,083,245

Net increase (decrease) in net assets resulting from operations	(1,606,835)	1,904,951

Distributions to Shareholders	(186,042)	(222,095	)*

Fund Shares Transactions
Proceeds from shares sold	—	10,288,658
Value of shares redeemed	—	(5,225,663)

Net increase (decrease) in net assets resulting from fund share transactions	—	5,062,995

Total net increase (decrease) in Net Assets	(1,792,877)	6,745,851

Net Assets
Beginning of year	11,420,435	4,674,584

End of year	$9,627,558	$11,420,435	**

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	150,001
Shares sold	—	300,000
Shares redeemed	—	(150,000)

Shares outstanding, end of year	300,001	300,001

*	Includes distributions from net investment income of 115,343 and net realized gains of 106,752.
**	Includes undistributed net investment income of $34,581.

See Notes to Financial Statements.	80

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2016(a)
	2019		2018	2017
Net Asset Value, beginning of period	$28.84		$28.17	$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.83		0.77	0.54	0.52
Net realized and unrealized gain (loss)	(2.11)		0.72 (d)	3.19 (d)	0.27

Total from investment operations	(1.28)		1.49	3.73	0.79

Less distributions from:
Net investment income	(0.76)		(0.82)	(0.97)	(0.38)

Total distributions	(0.76)		(0.82)	(0.97)	(0.38)

Net Asset Value, end of period	$26.80		$28.84	$28.17	$25.41

Total Return (%)	(4.51	)(e)	5.32	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	72		59	15	3
Ratio of expenses before fee waiver (%)	0.35		0.35	0.35	0.36	*
Ratio of expenses after fee waiver (%)	0.29		0.35	0.35	0.36	*
Ratio of net investment income (loss) (%)	3.05		2.62	2.10	2.77	*
Portfolio turnover rate (%)(f)	51		45	45	35	**

Xtrackers FTSE Emerging Comprehensive Factor ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2016(b)
	2019		2018	2017
Net Asset Value, beginning of period	$25.67		$29.09	$25.73	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.75		0.82	0.88	0.38
Net realized and unrealized gain (loss)	(1.92)		(2.46)	3.27	0.41

Total from investment operations	(1.17)		(1.64)	4.15	0.79

Less distributions from:
Net investment income	(0.84)		(1.01)	(0.61)	(0.06)
Net realized gains	(0.44)		(0.77)	(0.18)	—

Total distributions	(1.28)		(1.78)	(0.79)	(0.06)

Net Asset Value, end of period	$23.22		$25.67	$29.09	$25.73

Total Return (%)	(4.69	)(e)	(5.89)	16.56	3.16	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		6	13	3
Ratio of expenses before fee waiver (%)	0.50		0.50	0.50	0.50	*
Ratio of expenses after fee waiver (%)	0.50		0.50	0.50	0.50	*
Ratio of net investment income (loss) (%)	3.09		2.90	3.28	4.14	*
Portfolio turnover rate (%)(f)	64		74	48	1	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	81

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2016(a)
	2019		2018	2017
Net Asset Value, beginning of period	$33.93		$29.47	$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.57		0.52	0.51	0.40
Net realized and unrealized gain (loss)	(0.09	)(d)	4.44	2.85	1.60

Total from investment operations	0.48		4.96	3.36	2.00

Less distributions from:
Net investment income	(0.53)		(0.50)	(0.65)	(0.24)

Total distributions	(0.53)		(0.50)	(0.65)	(0.24)

Net Asset Value, end of period	$33.88		$33.93	$29.47	$26.76

Total Return (%)	1.53	(e)	16.97 (e)	12.75 (e)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	203		171	100	21
Ratio of expenses before fee waiver (%)	0.17		0.19	0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.17		0.18	0.21	0.25	*
Ratio of net investment income (loss) (%)	1.77		1.62	1.83	2.01	*
Portfolio turnover rate (%)(f)	48		45	67	64	**

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	Year Ended 8/31/2019		Period Ended 8/31/2018(b)
Net Asset Value, beginning of period	$27.29		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.51		0.21
Net realized and unrealized gain (loss)	(0.25	)(d)	2.16

Total from investment operations	0.26		2.37

Less distributions from:
Net investment income	(0.47)		(0.08)

Total distributions	(0.47)		(0.08)

Net Asset Value, end of period	$27.08		$27.29

Total Return (%)	1.03	(e)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	111		61
Ratio of expenses before fee waiver (%)	0.19		0.19	*
Ratio of expenses after fee waiver (%)	0.19		0.19	*
Ratio of net investment income (loss) (%)	1.93		2.00	*
Portfolio turnover rate (%)(f)	31		26	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	82

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 2000 Comprehensive Factor ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2016(a)
	2019		2018	2017
Net Asset Value, beginning of period	$38.07		$31.16	$27.82	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.54		0.49	0.46	0.09
Net realized and unrealized gain (loss)	(5.90)		7.23	3.35	2.73

Total from investment operations	(5.36)		7.72	3.81	2.82

Less distributions from:
Net investment income	(0.62)		(0.45)	(0.46)	—
Net realized gains	—		(0.36)	(0.01)	—

Total distributions	(0.62)		(0.81)	(0.47)	—

Net Asset Value, end of period	$32.09		$38.07	$31.16	$27.82

Total Return (%)	(14.11	)(c)	25.08	13.72	11.28	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		11	5	3
Ratio of expenses before fee waiver (%)	0.30		0.30	0.30	0.30	*
Ratio of expenses after fee waiver (%)	0.30		0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	1.63		1.42	1.51	1.79	*
Portfolio turnover rate (%)(d)	47		60	53	2	**

(a)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	83

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2019, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Xtrackers FTSE Emerging Comprehensive Factor ETF
Xtrackers Russell 1000 Comprehensive Factor ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF*
Xtrackers Russell 2000 Comprehensive Factor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers FTSE Emerging Comprehensive Factor ETF	FTSE Emerging Comprehensive Factor Index
Xtrackers Russell 1000 Comprehensive Factor ETF	Russell 1000 Comprehensive Factor Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF*	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell 2000 Comprehensive Factor ETF	Russell 2000 Comprehensive Factor Index

*	On May 14, 2019, the Fund changed its name from Xtrackers Russell 1000 US QARP ETF to Xtrackers Russell 1000 US Quality at a Reasonable Price ETF.

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The FTSE Emerging Comprehensive Factor Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

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The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 2000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers Russell 1000 US Quality at a Reasonable Price ETF is diversified. Xtrackers Russell 1000 US Quality at a Reasonable Price ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. As of September 26, 2019, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

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and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are

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declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2019, the Funds did not incur any interest or penalties.

As of August 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$1,086,124	$(3,901,642)	$(2,573,871)	$(5,389,389)
Xtrackers FTSE Emerging Comprehensive Factor ETF	54,947	(461,709)	(83,152)	(489,914)
Xtrackers Russell 1000 Comprehensive Factor ETF	751,565	(11,322,098)	17,621,423	7,050,890
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	511,569	(386,888)	3,676,284	3,800,965
Xtrackers Russell 2000 Comprehensive Factor ETF	12,190	(891,434)	290,760	(588,484)

The tax character of dividends and distributions declared for the years ended August 31, 2019 and August 31, 2018 were as follows:

	Year Ended August 31, 2019
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$2,029,470	$—
Xtrackers FTSE Emerging Comprehensive Factor ETF	258,551	29,492
Xtrackers Russell 1000 Comprehensive Factor ETF	3,011,382	—
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1,746,917	—
Xtrackers Russell 2000 Comprehensive Factor ETF	186,042	—

	Year Ended August 31, 2018
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$1,119,637	$—
Xtrackers FTSE Emerging Comprehensive Factor ETF	531,525	2,798
Xtrackers Russell 1000 Comprehensive Factor ETF	2,163,877	—
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	177,934	—
Xtrackers Russell 2000 Comprehensive Factor ETF	217,731	4,364

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

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At August 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$2,979,340	$922,302	$3,901,642
Xtrackers FTSE Emerging Comprehensive Factor ETF	313,810	147,899	461,709
Xtrackers Russell 1000 Comprehensive Factor ETF	6,533,390	4,788,708	11,322,098
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	—	386,888	386,888
Xtrackers Russell 2000 Comprehensive Factor ETF	585,181	306,253	891,434

For the fiscal year ended August 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), redemptions-in-kind, partnership investments, and accrued foreign capital gain taxes.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(943,493)	$943,493
Xtrackers FTSE Emerging Comprehensive Factor ETF	(56,083)	56,083
Xtrackers Russell 1000 Comprehensive Factor ETF	(7,280,780)	7,280,780
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(4,317,494)	4,317,494

As of August 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$75,271,128	$(2,570,410)	$3,938,464	$(6,508,874)
Xtrackers FTSE Emerging Comprehensive Factor ETF	3,549,507	(82,691)	366,263	(448,954)
Xtrackers Russell 1000 Comprehensive Factor ETF	185,334,849	17,621,423	25,559,136	(7,937,713)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	106,902,702	3,676,284	9,202,383	(5,526,099)
Xtrackers Russell 2000 Comprehensive Factor ETF	9,549,378	290,760	1,130,430	(839,670)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of August 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

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Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of August 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2019, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Common Stocks	$906,421	$10,372	$5,905	$381,908	$1,304,606

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,304,606

Xtrackers FTSE Emerging Comprehensive Factor ETF
Common Stocks	$18,715	$155	$543	$21,722	$41,135

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$41,135

Xtrackers Russell 1000 Comprehensive Factor ETF
Common Stocks	$35,815	$143,818	$263,245	$17,640,690	$18,083,568

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$18,083,568

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$—	$102,458	$101,763	$4,757,207	$4,961,428

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,961,428

Xtrackers Russell 2000 Comprehensive Factor ETF
Common Stocks	$204,000	$25,036	$44,567	$1,809,297	$2,082,900

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,082,900

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Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2019, Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell 2000 Comprehensive Factor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$20,220
Xtrackers FTSE Emerging Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,170
Xtrackers Russell 1000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$4,950	Unrealized depreciation on futures contracts*	$9,595
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Equity contracts	Unrealized appreciation on futures contracts*	$62,308	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell 2000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$4,400

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(18,219)
Xtrackers FTSE Emerging Comprehensive Factor ETF	(4,285)
Xtrackers Russell 1000 Comprehensive Factor ETF	(52,097)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	33,248
Xtrackers Russell 2000 Comprehensive Factor ETF	(5,427)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(18,075)
Xtrackers FTSE Emerging Comprehensive Factor ETF	2,650
Xtrackers Russell 1000 Comprehensive Factor ETF	(57,748)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	62,308
Xtrackers Russell 2000 Comprehensive Factor ETF	(7,345)

For the year ended August 31, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$411,410
Xtrackers FTSE Emerging Comprehensive Factor ETF	15,838
Xtrackers Russell 1000 Comprehensive Factor ETF	1,082,257
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	501,691
Xtrackers Russell 2000 Comprehensive Factor ETF	83,547

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Xtrackers FTSE Emerging Comprehensive Factor ETF	0.50%
Xtrackers Russell 1000 Comprehensive Factor ETF	0.17%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell 2000 Comprehensive Factor ETF	0.30%

Effective March 5, 2019, the Advisor for Xtrackers FTSE Developed ex US Comprehensive Factor ETF has contractually agreed, until March 5, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.24% of the Fund’s average daily net assets. For the period from March 5, 2019 through August 31, 2019, the Advisor waived $45,550 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended August 31, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$43
Xtrackers FTSE Emerging Comprehensive Factor ETF	3
Xtrackers Russell 1000 Comprehensive Factor ETF	665
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	119
Xtrackers Russell 2000 Comprehensive Factor ETF	44

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$37,867,477	$36,923,695
Xtrackers FTSE Emerging Comprehensive Factor ETF	3,297,862	5,041,191
Xtrackers Russell 1000 Comprehensive Factor ETF	88,905,612	88,406,249
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	31,550,608	35,204,953
Xtrackers Russell 2000 Comprehensive Factor ETF	4,741,198	4,725,273

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For the year ended August 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$33,201,729	$16,684,170
Xtrackers FTSE Emerging Comprehensive Factor ETF	—	869,945
Xtrackers Russell 1000 Comprehensive Factor ETF	73,452,719	43,586,558
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	82,351,464	37,151,774

5. Fund Share Transactions

As of August 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2019, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers FTSE Emerging Comprehensive Factor ETF	15%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers FTSE Emerging Comprehensive Factor ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at August 31, 2019.

Pro-rata Share
Xtrackers FTSE Emerging Comprehensive Factor ETF	$525,000

9. Fund Liquidation

On October 24, 2019, the Board of Trustees unanimously voted to close and liquidate Xtrackers Emerging Comprehensive Factor ETF and Xtrackers Russell 2000 Comprehensive Factor ETF. After the close of business on November 12, 2019, the Funds will no longer accept creation orders and the final day of trading on the exchange will be November 12, 2019. Proceeds of the liquidation will be sent to shareholders on or about November 21, 2019.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders

of Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (formerly, Xtrackers Russell 1000 US QARP ETF), Xtrackers Russell 2000 Comprehensive Factor ETF, and the Board of Trustees of DBX ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, and Xtrackers Russell 2000 Comprehensive Factor ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Comprehensive Factor ETF Xtrackers Russell 1000 Comprehensive Factor ETF	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the three years in the period ended August 31, 2019 and the period from November 24, 2015 (commencement of operations) through August 31, 2016
Xtrackers FTSE Emerging Comprehensive Factor ETF	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the three years in the period ended August 31, 2019 and the period from April 19, 2016 (commencement of operations) through August 31, 2016
Xtrackers Russell 2000 Comprehensive Factor ETF	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the three years in the period ended August 31, 2019 and the period from June 28, 2016 (commencement of operations) through August 31, 2016
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	For the year ended August 31, 2019	For the year ended August 31, 2019 and the period from April 5, 2018 (commencement of operations) through August 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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Report of Independent Registered Public Accounting Firm (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2019

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DBX ETF Trust

Board Members and Officers (Unaudited)

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Independent Board Members
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	38	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	38	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	38	(Chairman of) Ilex Management Ltd,; Old Westbury Funds

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Interested Board Member(2)
Michael Gilligan(2) (1966) Board Member since 2016, and Treasurer, Chief Financial Officer and Controller since 2010	Director(3) in DWS Finance Division (2008-Present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments (2018-present); Chief Financial Officer of RREEF America LLC (2018-present).	38	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Officers(2)
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014–present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018–present) and the Advisor (2016–present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun(5) (1953) Secretary, 2016-present	Director(3) in DWS US Retail Legal (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in DWS US Retail Legal (2014-2018); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
John Millette(6) (1962) Assistant Secretary, 2019-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); and Director and Vice President of DWS Trust Company (2016-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017).
Kevin Teevan(5) (1973) Assistant Treasurer, 2018-present	Vice President in Finance for US Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for US Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013- 2014).

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

(3)	Executive title, not a board directorship.
(4)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(5)	Address: 345 Park Avenue, New York, New York 10154.
(6)	Address: One International Place, Boston, Massachusetts 02110.
(7)	Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended August 31, 2019.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	79%	0%
Xtrackers FTSE Emerging Comprehensive Factor ETF	53%	0%
Xtrackers Russell 1000 Comprehensive Factor ETF	93%	87%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	96%
Xtrackers Russell 2000 Comprehensive Factor ETF	72%	69%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$2,657,456	$185,363
Xtrackers FTSE Emerging Comprehensive Factor ETF	203,942	19,404

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF, DEMG and DESC, foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Further, with respect to DEMG only, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds concentrating in a single industry (or groups of industries), country or in a limited geographic region to the extent the Underlying Indexes are so concentrated, generally are more volatile than more diversified funds. Additionally, with respect to DESC only, small company stocks tend to be more volatile and less liquid than medium-sized or large company stocks. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. QARP is currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds (the “Funds”) have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Developed ex US Comprehensive Factor Index, FTSE Emerging Comprehensive Factor Index, Russell 1000 Comprehensive Factor Index, Russell 1000 2Qual/Val 5% Capped Factor Index and the Russell 2000 Comprehensive Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-47731-4 (10/19) DBX004117 (10/20)

August 31, 2019

Annual Report

DBX ETF Trust

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our ETFs tracking the fixed income market for the period ended August 31, 2019.

The global economy experienced softened growth during the reporting period, owing to geo-political risks, delayed prospects for a U.S.-China trade agreement, and a downturn in the manufacturing sector. However, the slowdown was partly offset by resilience in domestic consumption underpinned by strong labor markets globally. The U.S. economy grew modestly, led by a fading fiscal stimulus, lagged effects of the Federal Reserve Board’s (FRB) tightening cycle, and a weaker external environment. The Eurozone posted weak growth, due to a contraction of net exports and fears of higher auto tariffs if the trade war escalates. Furthermore, the Chinese economy witnessed slower growth due to weak domestic demand and contracting exports. In emerging markets, growth was moderated by a series of transitory headwinds, such as trade disputes, rising interest rates, weaker emerging markets currencies, and political risks.

Amid the global growth slowdown and lingering trade tensions, central banks globally have signaled renewed easing on the back of declining inflation expectations and lower neutral rates. In a widely anticipated decision, the FRB lowered the target range for the federal funds rate by .25 percent, the first rate cut in a decade. The FRB clearly made this decision to support inflation, protect the economy against spillovers from weakness in other major economies, and enhance business confidence. Despite retaining optionality and a data-dependent focus, the FRB also signaled a willingness to enact further policy rate cuts. Moreover, prospects of interest rate cuts by central banks and hopes of improved U.S.-China trade relations buoyed equity markets to reach historical highs. The European Central Bank’s (ECB) monetary stance remained accommodative, with the reinvestment of maturing assets from its bond-purchase program. The ECB also expects to maintain its current interest rates at least through the first half of 2020 and would take necessary steps to revive inflation. Furthermore, yields on U.S. 10-year Treasuries fell to their lowest levels since 2017, while yields on German 10-year bunds turned negative for the first time since 2016.

While other central banks have shifted towards easing in the first half of 2019, the People’s Bank of China (PBoC) has refrained from lowering interest rates, despite weakening growth prospects and muted inflation. However, in an effort to improve policy transmission and lower funding costs, the PBoC unveiled a new market-based loan prime rate pricing mechanism. The Bank of Japan (BOJ) in its monetary policy meeting decided to retain its current monetary easing framework to keep the yield curve under control. The BOJ also said it would be committed to further easing to move towards achieving its inflation target. Elsewhere, the Bank of England kept its policy rate unchanged to help sustain growth and employment.

Trade frictions between the U.S. and China ahead of a critical G-20 meeting, a no-deal Brexit1, and new trade barriers between the Europe and U.S. remain major headwinds for the economy. However, policy makers retain the willingness to support the economy by focusing on diverging their interpretations and policy recommendations. Furthermore, a consumption-backed service sector is keeping growth afloat, bolstering employment and consumer confidence. Given the economic backdrop of an uncertain environment, hedging interest rate exposure would play a significant role in managing investments in fixed income markets.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF

The Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the IFIX Index). The IFIX Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S dollars) in the industrial, utility and financial sectors, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the underlying Index. For the 12-month period ended August 31, 2019, IFIX shares returned 9.09%, compared to the IFIX Index return of 9.91%.

European and U.K. corporate bonds formed a significant part of the portfolio and contributed positively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers Barclays International Treasury Bond Hedged ETF

The Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex-USD Issuer Diversified Bond Index (USD Hedged) (the IGVT Index). The IGVT Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the underlying Index. For the 12-month period ended August 31, 2019, IGVT shares returned 11.70%, compared to the IGVT Index return of 12.05%.

Japanese and European sovereign bonds formed a significant part of the portfolio. From a geographical perspective, Japan and Thailand were among the major positive contributors, while China contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers High Beta High Yield Bond ETF

The Xtrackers High Beta High Yield Bond ETF (HYUP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the HYUP Index). The HYUP Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2019 HYUP shares returned 5.90%, compared to the HYUP Index return of 5.88%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Non-Cyclical and Consumer Cyclical, while the Energy sector was the only negative contributor to performance.

Xtrackers Low Beta High Yield Bond ETF

The Xtrackers Low Beta High Yield Bond ETF (HYDW) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the HYDW Index). The HYDW Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2019 HYDW shares returned 7.84%, compared to the HYDW Index return of 7.92%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Xtrackers Short Duration High Yield Bond ETF

The Xtrackers Short Duration High Yield Bond ETF (SHYL) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the SHYL Index). The SHYL Index is designed to track the performance of short-term publicly issued U.S dollar denominated below investment grade corporate debt. For the 12-month period ended August 31, 2019, SHYL shares returned 4.79%, compared to the SHYL Index return of 4.74%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical, while the Energy sector was the only negative contributor to performance.

Xtrackers USD High Yield Corporate Bond ETF

The Xtrackers USD High Yield Corporate Bond ETF (HYLB) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the HYLB Index). The HYLB Index is designed to track the performance of a basket of U.S. dollar denominated high yield liquid corporate bonds. For the 12-month period ended August 31, 2019, HYLB shares returned 6.87%, compared to the HYLB Index return of 6.98%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Non-Cyclical and Consumer Cyclical, while the Energy sector was the only negative contributor to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-17 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

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5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

The Xtrackers Barclays International Corporate Bond Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	9.09%	9.12%	9.91%	7.77%
Since Inception[1]	4.67%	4.72%	5.24%	2.94%

Cumulative Total Returns

	Net Asset Value	Market Value	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	9.09%	9.12%	9.91%	7.77%
Since Inception[1]	13.91%	14.06%	15.69%	8.59%

1 Total returns are calculated based on the commencement of operations, October 25, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, October 25, 2016.

Sector Diversification* as of August 31, 2019

Financial	41.6%
Consumer, Non-cyclical	13.5%
Communications	11.2%
Utilities	8.0%
Industrial	7.5%
Consumer, Cyclical	6.4%
Energy	4.7%
Technology	3.5%
Basic Materials	1.9%
Government	1.7%

Total	100.0%

Modified duration as of August 31, 2019: 5.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2019

Description	% of Market Value
AAA	2.8%
AA	19.4%
A	35.6%
BBB	42.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2019

United Kingdom	19.2%
Netherlands	17.2%
United States	15.9%
France	10.7%
Canada	9.8%
Germany	8.2%
Italy	3.8%
Japan	3.5%
Australia	3.1%
Spain	2.3%
Luxembourg	2.0%
Other	4.3%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

The Xtrackers Barclays International Treasury Bond Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	11.70%	11.63%	12.05%	7.77%
Since Inception[1]	4.34%	4.39%	4.80%	2.94%

Cumulative Total Returns

	Net Asset Value	Market Value	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
One Year	11.70%	11.63%	12.05%	7.77%
Since Inception[1]	12.89%	13.05%	14.30%	8.59%

1 Total returns are calculated based on the commencement of operations, October 25, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, October 25, 2016.

Country Diversification* as of August 31, 2019

Japan	25.1%
France	7.4%
Italy	6.9%
United Kingdom	6.7%
Germany	4.9%
Belgium	4.7%
Spain	4.6%
South Korea	4.5%
Canada	3.8%
Australia	3.8%
Netherlands	3.7%
Austria	2.7%
Other	21.2%

Total	100.0%

Modified duration as of August 31, 2019: 8.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2019

Description	% of Market Value
AAA	17.5%
AA	26.2%
A	37.5%
BBB	16.0%
BB	0.1%
Not Rated	2.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	5.90%	5.72%	5.88%	6.98%
Since Inception[1]	4.82%	4.71%	4.89%	5.20%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	5.90%	5.72%	5.88%	6.98%
Since Inception[1]	8.02%	7.84%	8.14%	8.66%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, as supplemented May 31, 2019, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2019

Communications	29.1%
Consumer, Non-cyclical	19.6%
Consumer, Cyclical	12.6%
Energy	9.6%
Financial	9.3%
Industrial	7.7%
Technology	4.9%
Basic Materials	4.8%
Utilities	2.3%
Diversified	0.1%

Total	100.0%

Modified duration as of August 31, 2019: 4.6 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2019

Description	% of Market Value
BBB	2.8%
BB	40.0%
B	44.8%
CCC	12.3%
CC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2019

United States	78.7%
Netherlands	4.9%
Luxembourg	4.8%
Canada	3.6%
France	2.2%
Other	5.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 31.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	7.84%	7.63%	7.92%	6.98%
Since Inception[1]	5.15%	5.10%	5.30%	5.20%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	7.84%	7.63%	7.92%	6.98%
Since Inception[1]	8.57%	8.49%	8.82%	8.66%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, as supplemented May 31, 2019, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2019

Communications	20.4%
Consumer, Non-cyclical	19.2%
Consumer, Cyclical	14.9%
Energy	13.1%
Industrial	10.7%
Financial	9.5%
Technology	4.4%
Basic Materials	4.1%
Utilities	3.7%

Total	100%

Modified duration as of August 31, 2019: 4.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2019

Description	% of Market Value
BBB	11.7%
BB	76.3%
B	12.0%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2019

United States	91.2%
Canada	3.9%
Other	4.9%

100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	4.79%	4.55%	4.74%	6.98%
Since Inception[1]	4.39%	4.27%	4.41%	5.00%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	4.79%	4.55%	4.74%	6.98%
Since Inception[1]	7.31%	7.10%	7.34%	8.33%

1 Total returns are calculated based on the commencement of operations, January 10, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 10, 2018.

Sector Diversification* as of August 31, 2019

Communications	22.9%
Consumer, Non-cyclical	19.3%
Consumer, Cyclical	13.7%
Financial	12.4%
Energy	10.5%
Industrial	9.6%
Technology	5.5%
Basic Materials	4.6%
Utilities	1.5%

Total	100.0%

Modified duration as of August 31, 2019: 2.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2019

Description	% of Market Value
BBB	7.3%
BB	59.0%
B	26.0%
CCC	7.6%
CC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2019

United States	83.4%
Canada	4.0%
United Kingdom	3.2%
Netherlands	3.1%
Luxembourg	2.7%
Other	3.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	6.87%	6.89%	6.98%	7.12%
Since Inception[1]	5.87%	5.82%	6.13%	6.09%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	6.87%	6.89%	6.98%	7.12%
Since Inception[1]	16.89%	16.72%	17.67%	17.50%

1 Total returns are calculated based on the commencement of operations, December 7, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, as supplemented March 29, 2019, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 7, 2016.

Sector Diversification* as of August 31, 2019

Communications	24.6%
Consumer, Non-cyclical	19.8%
Consumer, Cyclical	13.8%
Energy	11.2%
Financial	9.4%
Industrial	9.1%
Technology	4.8%
Basic Materials	4.4%
Utilities	2.9%
Diversified	0.0%

Total	100.0%

Modified duration as of August 31, 2019: 4.4 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2019

Description	% of Market Value
BBB	6.9%
BB	56.8%
B	29.7%
CCC	6.5%
C	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2019

United States	84.8%
Canada	3.7%
Luxembourg	3.0%
Netherlands	2.7%
Other	5.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 58.

17

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Barclays International Corporate Bond Hedged ETF
Actual	$1,000.00	$1,069.40	0.30%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
Xtrackers Barclays International Treasury Bond Hedged ETF
Actual	$1,000.00	$1,084.60	0.25%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,041.40	0.27%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	0.27%	$1.38
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,046.80	0.22%	$1.13
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	0.22%	$1.12
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,026.10	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,044.30	0.16%	$0.82
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.16%	$0.82

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

18

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF

August 31, 2019

	Principal Amount		Value
CORPORATE BONDS — 95.7%
Australia — 3.0%
National Australia Bank Ltd., REGS Series GMTN, 0.625%, 11/10/23	EUR	25,000	$28,533
Series GMTN, 1.25%, 5/18/26	EUR	15,000	18,066
Wesfarmers Ltd., REGS Series EMTN, 1.25%, 10/7/21	EUR	100,000	113,489

			160,088

Austria — 1.0%
OMV AG, REGS Series EMTN, 1.00%, 12/14/26	EUR	35,000	41,547
Vienna Insurance Group AG Wiener Versicherung Gruppe, REGS 3.75%, 3/2/46	EUR	10,000	12,512

			54,059

Belgium — 1.6%
Anheuser-Busch InBev SA/NV, REGS Series EMTN, 1.75%, 3/7/25	GBP	25,000	31,291
Series EMTN, 1.50%, 4/18/30	EUR	10,000	12,248
Series EMTN, 2.75%, 3/17/36	EUR	30,000	42,578

			86,117

Canada — 9.5%
407 International, Inc. Series MTN, 2.47%, 9/8/22	CAD	60,000	45,751
Bank of Montreal Series DPNT, 3.19%, 3/1/28	CAD	50,000	40,732
Bank of Nova Scotia Series DPNT, 3.10%, 2/2/28	CAD	50,000	40,444
Bell Canada, Inc., REGS Series MTN, 4.35%, 12/18/45	CAD	15,000	12,479
Brookfield Asset Management, Inc. Series MTN, 3.80%, 3/16/27	CAD	25,000	19,974
Canadian National Railway Co. 3.60%, 8/1/47	CAD	13,000	11,134
Canadian Natural Resources Ltd. Series MTN, 3.42%, 12/1/26	CAD	10,000	7,814
CU, Inc. 4.543%, 10/24/41	CAD	20,000	18,980
Hydro One, Inc. Series MTN, 3.72%, 11/18/47	CAD	20,000	16,991
Inter Pipeline Ltd. Series MTN, 3.173%, 3/24/25	CAD	100,000	77,216
Loblaw Cos. Ltd. Series MTN, 6.50%, 1/22/29	CAD	10,000	9,658
McGill University Series B, 3.975%, 1/29/56	CAD	5,000	4,818
Metro, Inc. Series MTN, 3.20%, 12/1/21	CAD	20,000	15,380
OMERS Realty Corp. Series 9, 3.244%, 10/4/27	CAD	10,000	8,112
Series 11, 3.628%, 6/5/30	CAD	24,000	20,303
Royal Bank of Canada Series DPNT, 2.36%, 12/5/22	CAD	35,000	26,619
Royal Office Finance LP Series A, 5.209%, 11/12/32	CAD	35,577	34,005

	Principal Amount		Value
Canada (Continued)
Shaw Communications, Inc. 3.80%, 3/1/27	CAD	30,000	$24,031
Suncor Energy, Inc. Series MTN, 3.10%, 11/26/21	CAD	10,000	7,669
Toronto-Dominion Bank Series DPNT, 3.226%, 7/24/24	CAD	85,000	67,585

			509,695

France — 10.4%
BNP Paribas SA Series EMTN, 5.75%, 1/24/22	GBP	10,000	13,368
BNP Paribas SA, REGS Series EMTN, 2.875%, 9/26/23	EUR	40,000	49,627
Series EMTN, 2.375%, 5/20/24	EUR	20,000	24,703
Engie SA, REGS Series EMTN, 3.00%, 2/1/23	EUR	25,000	30,588
Series EMTN, 5.95%, 3/16/11	EUR	10,000	22,532
LVMH Moet Hennessy Louis Vuitton SE, REGS Series EMTN, 1.00%, 6/14/22	GBP	10,000	12,236
Series EMTN, 0.75%, 5/26/24	EUR	30,000	34,589
Orange SA Series EMTN, 5.625%, 1/23/34	GBP	25,000	43,935
Orange SA, REGS Series EMTN, 3.125%, 1/9/24	EUR	100,000	126,074
PSA Tresorerie GIE 6.00%, 9/19/33	EUR	5,000	8,005
RCI Banque SA, REGS Series EMTN, 1.625%, 5/26/26	EUR	15,000	17,446
Suez, REGS Series EMTN, 5.50%, 7/22/24	EUR	50,000	70,607
Total Capital International SA, REGS Series EMTN, 1.75%, 7/7/25	GBP	10,000	12,638
Total Capital SA, REGS Series EMTN, 5.125%, 3/26/24	EUR	50,000	68,779
Veolia Environnement SA Series EMTN, 6.125%, 11/25/33	EUR	10,000	19,591

			554,718

Germany — 8.0%
BASF SE, REGS Series EMTN, 1.875%, 2/4/21	EUR	20,000	22,734
Series DIP, 1.625%, 11/15/37	EUR	10,000	13,105
Bayer AG, REGS 3.75%, 7/1/74	EUR	35,000	41,206
Commerzbank AG, REGS Series EMTN, 1.50%, 8/28/28	EUR	40,000	48,936
Daimler AG, REGS Series EMTN, 1.375%, 5/11/28	EUR	30,000	36,033
Deutsche Boerse AG, REGS 1.125%, 3/26/28	EUR	10,000	12,218
Deutsche Post AG, REGS Series EMTN, 2.875%, 12/11/24	EUR	15,000	19,248
Series EMTN, 1.00%, 12/13/27	EUR	15,000	17,989

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2019

	Principal Amount		Value
Germany (Continued)
Series EMTN, 1.625%, 12/5/28	EUR	20,000	$25,173
E.ON SE, REGS Series EMTN, 1.625%, 5/22/29	EUR	10,000	12,398
Henkel AG & Co. KGaA, REGS Series EMTN, 0.049%, 9/13/21	EUR	10,000	11,072
HOCHTIEF AG, REGS Series EMTN, 1.75%, 7/3/25	EUR	15,000	17,735
Infineon Technologies AG, REGS 1.50%, 3/10/22	EUR	25,000	28,676
Knorr-Bremse AG, REGS Series EMTN, 1.125%, 6/13/25	EUR	25,000	29,436
LANXESS AG, REGS Series EMTN, 1.00%, 10/7/26	EUR	20,000	23,337
Merck KGaA, REGS 3.375%, 12/12/74	EUR	25,000	31,047
SAP SE, REGS Series EMTN, 1.75%, 2/22/27	EUR	30,000	37,680

			428,023

Ireland — 1.5%
Fresenius Finance Ireland PLC, REGS 3.00%, 1/30/32	EUR	30,000	40,088
Freshwater Finance PLC, REGS Series A, 5.182%, 4/20/35	GBP	10,000	17,490
GE Capital European Funding Unlimited Co. Series EMTN, 6.025%, 3/1/38	EUR	5,000	8,012
GE Capital UK Funding Unlimited Co. Series EMTN, 6.25%, 5/5/38	GBP	10,000	16,287

			81,877

Italy — 3.7%
Assicurazioni Generali SpA, REGS Series EMTN, 5.125%, 9/16/24	EUR	50,000	69,356
Autostrade per l’Italia SpA Series EMTN, 6.25%, 6/9/22	GBP	10,000	13,341
UniCredit SpA, REGS Series EMTN, 3.25%, 1/14/21	EUR	100,000	115,280

			197,977

Japan — 1.8%
Shinkin Central Bank Series 323, 0.03%, 10/27/21	JPY	10,000,000	94,186

Luxembourg — 2.0%
Hannover Finance Luxembourg SA 5.75%, 9/14/40	EUR	50,000	58,273
HeidelbergCement Finance Luxembourg SA, REGS Series EMTN, 1.625%, 4/7/26	EUR	25,000	29,894
Series EMTN, 1.75%, 4/24/28	EUR	15,000	18,174

			106,341

	Principal Amount		Value
Netherlands — 16.7%
ABN AMRO Bank NV, REGS Series EMTN, 1.00%, 4/16/25	EUR	40,000	$47,020
Allianz Finance II BV, REGS Series 61, 3.00%, 3/13/28	EUR	100,000	140,488
BMW Finance NV, REGS Series EMTN, 0.75%, 4/15/24	EUR	40,000	45,671
Cooperatieve Rabobank UA Series GMTN, 5.25%, 5/23/41	GBP	10,000	20,111
Cooperatieve Rabobank UA, REGS Series EMTN, 4.75%, 6/6/22	EUR	65,000	81,669
Series GMTN, 1.375%, 2/3/27	EUR	15,000	18,370
Daimler International Finance BV, REGS Series EMTN, 1.50%, 2/9/27	EUR	35,000	41,997
Deutsche Telekom International Finance BV, REGS Series EMTN, 1.375%, 1/30/27	EUR	20,000	24,125
E.ON International Finance BV Series EMTN, 6.375%, 6/7/32	GBP	15,000	27,091
Enel Finance International NV Series EMTN, 5.25%, 9/29/23	EUR	30,000	40,234
Evonik Finance BV, REGS Series EMTN, 0.75%, 9/7/28	EUR	20,000	23,492
innogy Finance BV, REGS Series EMTN, 1.25%, 10/19/27	EUR	10,000	12,025
Series EMTN, 6.25%, 6/3/30	GBP	15,000	25,817
Series EMTN, 5.75%, 2/14/33	EUR	10,000	18,266
Linde Finance BV, REGS Series EMTN, 1.00%, 4/20/28	EUR	15,000	18,371
Roche Finance Europe BV, REGS Series EMTN, 0.875%, 2/25/25	EUR	25,000	29,225
Shell International Finance BV, REGS Series EMTN, 0.875%, 8/21/28	CHF	25,000	28,322
Siemens Financieringsmaatschappij NV, REGS Series EMTN, 2.875%, 3/10/28	EUR	50,000	68,372
Telefonica Europe BV, REGS Series EMTN, 5.875%, 2/14/33	EUR	10,000	17,683
Volkswagen Financial Services NV, REGS Series EMTN, 1.75%, 9/12/22	GBP	40,000	49,178
Volkswagen International Finance NV, REGS 4.625%, Perpetual (a)	EUR	50,000	60,770
Vonovia Finance BV, REGS Series DIP, 1.50%, 3/31/25	EUR	45,000	53,689

			891,986

Spain — 2.3%
Banco Santander SA, REGS Series EMTN, 2.50%, 3/18/25	EUR	100,000	121,051

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2019

	Principal Amount		Value
United Kingdom — 18.7%
Barclays Bank PLC, REGS Series EMTN, 6.625%, 3/30/22	EUR	100,000	$126,537
Centrica PLC, REGS Series EMTN, 6.375%, 3/10/22	GBP	50,000	68,919
Credit Agricole SA, REGS Series EMTN, 3.125%, 2/5/26	EUR	100,000	132,625
GlaxoSmithKline Capital PLC Series EMTN, 4.00%, 6/16/25	EUR	25,000	34,246
Series EMTN, 5.25%, 12/19/33	GBP	10,000	17,701
Heathrow Funding Ltd., REGS 5.225%, 2/15/23	GBP	50,000	69,473
HSBC Bank PLC Series EMTN, 4.75%, 3/24/46	GBP	50,000	76,466
HSBC Bank PLC, REGS Series EMTN, 4.00%, 1/15/21	EUR	50,000	58,221
Lloyds Bank PLC, REGS Series EMTN, 1.00%, 11/19/21	EUR	100,000	112,954
Series EMTN, 7.625%, 4/22/25	GBP	10,000	15,599
Segro PLC 5.75%, 6/20/35	GBP	15,000	27,084
Severn Trent Utilities Finance PLC, REGS 6.25%, 6/7/29	GBP	10,000	17,291
Southern Electric Power Distribution PLC, REGS 5.50%, 6/7/32	GBP	10,000	16,972
THFC Funding No 1 PLC 5.125%, 12/21/35	GBP	25,000	43,322
Vodafone Group PLC, REGS Series EMTN, 0.50%, 1/30/24	EUR	100,000	112,958
Series MTN, 4.20%, 12/13/27	AUD	20,000	15,105
Series EMTN, 5.90%, 11/26/32	GBP	30,000	53,049

			998,522

United States — 15.5%
Apple, Inc. Series EMTN, 1.00%, 11/10/22	EUR	100,000	114,899
AT&T, Inc. 2.75%, 5/19/23	EUR	100,000	121,860
FedEx Corp. 1.625%, 1/11/27	EUR	50,000	59,749
General Electric Co. Series EMTN, 5.25%, 12/7/28	GBP	15,000	21,478
Goldman Sachs Group, Inc., REGS Series EMTN, 1.25%, 5/1/25	EUR	30,000	34,549
Series EMTN, 1.00%, 11/24/25	CHF	5,000	5,428
Series EMTN, 2.00%, 3/22/28	EUR	20,000	24,736
Series EMTN, 2.00%, 11/1/28	EUR	25,000	31,050
Johnson & Johnson 5.50%, 11/6/24	GBP	50,000	75,006
JPMorgan Chase & Co., REGS Series EMTN, 0.50%, 12/4/23	CHF	5,000	5,307

	Principal Amount		Value
United States (Continued)
Kraft Heinz Foods Co., REGS 2.25%, 5/25/28	EUR	100,000	$118,489
McDonald’s Corp. Series EMTN, 5.875%, 4/23/32	GBP	15,000	26,586
Morgan Stanley Series GMTN, 2.375%, 3/31/21	EUR	25,000	28,642
Nestle Holdings, Inc., REGS Series DIP, 0.875%, 7/18/25	EUR	15,000	17,568
Prologis LP 1.375%, 10/7/20	EUR	100,000	111,538
TWDC Enterprises 18 Corp. Series MPLE, 2.758%, 10/7/24	CAD	20,000	15,537
Verizon Communications, Inc., REGS Series MTN, 3.50%, 2/17/23	AUD	20,000	14,314

			826,736

TOTAL CORPORATE BONDS (Cost $4,986,943)			5,111,376

SOVEREIGN BONDS — 1.6%
Japan — 1.6%
Japan Government Ten Year Bond Series 345, 0.10%, 12/20/26	JPY	4,500,000	43,905
Japan Government Two Year Bond Series 400, 0.10%, 5/1/21	JPY	4,800,000	45,482

			89,387

TOTAL SOVEREIGN BONDS (Cost $86,048)			89,387

		Number of Shares
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $41,312)		41,312	41,312

TOTAL INVESTMENTS — 98.1% (Cost $5,114,303)			$5,242,075
Other assets and liabilities, net —1.9%			99,856

NET ASSETS — 100.0%			$5,341,931

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018		Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 2.09%(b)
	—	429,551	(388,239)	—	—	560	—	41,312	41,312

(a)	Perpetual, callable security with no stated maturity date.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

DIP:	Debtor In Possession
DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:
Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/5/2019	AUD	94,864	USD	65,448	$1,552	$—
The Bank of Nova Scotia	9/5/2019	CAD	697,098	USD	531,150	7,525	—
The Bank of Nova Scotia	9/5/2019	CHF	36,600	USD	37,073	77	—
The Bank of Nova Scotia	9/5/2019	EUR	3,199,936	USD	3,571,385	53,097	—
The Bank of Nova Scotia	9/5/2019	EUR	87,365	USD	97,530	1,473	—
The Bank of Nova Scotia	9/5/2019	GBP	584,945	USD	717,274	5,352	—
The Bank of Nova Scotia	9/5/2019	GBP	70,420	USD	86,363	656	—
The Bank of Nova Scotia	9/5/2019	JPY	19,563,110	USD	180,575	—	(3,644)
The Bank of Nova Scotia	9/5/2019	USD	35,384	AUD	51,275	—	(847)
The Bank of Nova Scotia	9/5/2019	USD	29,368	AUD	43,589	—	(9)
The Bank of Nova Scotia	9/5/2019	USD	524,607	CAD	697,098	—	(982)
The Bank of Nova Scotia	9/5/2019	USD	36,990	CHF	36,600	6	—
The Bank of Nova Scotia	9/5/2019	USD	3,620,140	EUR	3,287,301	—	(5,796)
The Bank of Nova Scotia	9/5/2019	USD	798,136	GBP	655,365	—	(507)
The Bank of Nova Scotia	9/5/2019	USD	184,306	JPY	19,563,110	—	(87)
The Bank of Nova Scotia	10/3/2019	AUD	43,589	USD	29,392	7	—
The Bank of Nova Scotia	10/3/2019	CAD	697,098	USD	524,836	980	—
The Bank of Nova Scotia	10/3/2019	CAD	12,320	USD	9,281	23	—
The Bank of Nova Scotia	10/3/2019	CHF	36,600	USD	37,086	—	(6)
The Bank of Nova Scotia	10/3/2019	EUR	3,287,301	USD	3,628,095	5,715	—
The Bank of Nova Scotia	10/3/2019	EUR	32,000	USD	35,322	60	—
The Bank of Nova Scotia	10/3/2019	GBP	655,365	USD	799,129	507	—
The Bank of Nova Scotia	10/3/2019	GBP	24,520	USD	29,901	21	—
The Bank of Nova Scotia	10/3/2019	JPY	19,563,110	USD	184,689	85	—

Total unrealized appreciation (depreciation)						$77,136	$(11,878)

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2019

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (c)	$—	$5,111,376	$—	$5,111,376
Sovereign Bonds	—	89,387	—	89,387
Short-Term Investments (c)	41,312	—	—	41,312
Derivatives (d)
Forward Foreign Currency Contracts	—	77,136	—	77,136

TOTAL	$41,312	$5,277,899	$—	$5,319,211

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Contracts	$—	$(11,878)	$—	$(11,878)

TOTAL	$—	$(11,878)	$—	$(11,878)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF

August 31, 2019

	Principal Amount		Value
SOVEREIGN BONDS — 95.5%
Australia — 3.6%
Australia Government Bond 5.75%, 7/15/22, REGS	AUD	10,000	$7,703
2.25%, 11/21/22	AUD	120,000	84,870
5.50%, 4/21/23, REGS	AUD	50,000	39,497
3.25%, 4/21/25, REGS	AUD	29,000	22,248
4.25%, 4/21/26, REGS	AUD	20,000	16,488
4.75%, 4/21/27, REGS	AUD	25,000	21,725
2.75%, 11/21/27, REGS	AUD	25,000	19,371
2.25%, 5/21/28, REGS	AUD	20,000	15,025
2.75%, 11/21/28, REGS	AUD	140,000	109,814
4.50%, 4/21/33, REGS	AUD	25,000	24,312
3.25%, 6/21/39, REGS	AUD	10,000	9,038
3.00%, 3/21/47, REGS	AUD	20,000	18,120

			388,211

Austria — 2.6%
Republic of Austria Government Bond 3.65%, 4/20/22, 144A, REGS	EUR	35,000	43,070
9/20/22, 144A, REGS	EUR	10,000	11,273
1.65%, 10/21/24, 144A, REGS	EUR	5,000	6,187
0.75%, 10/20/26, 144A, REGS	EUR	10,000	12,087
0.50%, 4/20/27, 144A, REGS	EUR	5,000	5,965
6.25%, 7/15/27	EUR	5,000	8,543
0.75%, 2/20/28, 144A, REGS	EUR	50,000	61,097
2.40%, 5/23/34, 144A, REGS	EUR	50,000	76,433
3.15%, 6/20/44, 144A, REGS	EUR	5,000	9,689
1.50%, 2/20/47, 144A, REGS	EUR	27,000	40,511
2.10%, 9/20/17, 144A, REGS	EUR	2,000	4,461

			279,316

Belgium — 4.5%
Kingdom of Belgium Government Bond 3.75%, 9/28/20, 144A, REGS	EUR	30,000	34,574
4.25%, 9/28/21, 144A, REGS	EUR	20,000	24,324
4.00%, 3/28/22	EUR	13,000	16,089
0.20%, 10/22/23, 144A, REGS	EUR	55,000	62,894
0.80%, 6/22/25, 144A, REGS	EUR	25,000	29,810
1.00%, 6/22/26, 144A, REGS	EUR	25,000	30,466
0.80%, 6/22/27, 144A, REGS	EUR	40,000	48,516
5.50%, 3/28/28	EUR	10,000	16,735
0.80%, 6/22/28, 144A, REGS	EUR	15,000	18,303
1.00%, 6/22/31, 144A, REGS	EUR	25,000	31,494
1.25%, 4/22/33, REGS	EUR	30,000	39,180
3.00%, 6/22/34, 144A, REGS	EUR	2,000	3,203
5.00%, 3/28/35, 144A, REGS	EUR	5,000	9,806
4.25%, 3/28/41, 144A, REGS	EUR	23,000	46,672
3.75%, 6/22/45, REGS	EUR	3,000	6,091
1.60%, 6/22/47, 144A, REGS	EUR	35,000	50,433
2.15%, 6/22/66, 144A, REGS	EUR	5,000	8,466

			477,056

Canada — 3.7%
Canadian Government Bond 0.75%, 9/1/20	CAD	30,000	22,355
2.25%, 2/1/21	CAD	85,000	64,555
0.75%, 3/1/21	CAD	30,000	22,303

	Principal Amount		Value
Canada (Continued)
1.00%, 9/1/22	CAD	60,000	$44,684
1.50%, 6/1/23	CAD	50,000	37,904
8.00%, 6/1/27	CAD	25,000	28,210
2.00%, 6/1/28	CAD	80,000	64,300
5.75%, 6/1/29	CAD	10,000	10,647
5.75%, 6/1/33	CAD	28,000	32,864
3.50%, 12/1/45	CAD	27,000	29,403
2.75%, 12/1/48	CAD	35,000	34,585

			391,810

Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos 4.70%, 9/1/30, 144A, REGS	CLP	20,000,000	33,033

Cyprus — 0.1%
Cyprus Government International Bond 2.375%, 9/25/28, REGS	EUR	7,000	9,090

Czech Republic — 0.5%
Czech Republic Government Bond 5.70%, 5/25/24, REGS	CZK	500,000	26,021
1.00%, 6/26/26, REGS	CZK	600,000	25,589

			51,610

Denmark — 1.1%
Denmark Government Bond 1.75%, 11/15/25	DKK	200,000	34,454
0.50%, 11/15/27	DKK	200,000	32,747
0.50%, 11/15/29, 144A, REGS	DKK	325,000	53,910

			121,111

Finland — 1.1%
Finland Government Bond 0.375%, 9/15/20, 144A, REGS	EUR	7,000	7,787
1.625%, 9/15/22, 144A, REGS	EUR	25,000	29,556
2.00%, 4/15/24, 144A, REGS	EUR	25,000	31,100
4.00%, 7/4/25, 144A, REGS	EUR	5,000	7,053
0.75%, 4/15/31, 144A, REGS	EUR	20,000	24,875
1.375%, 4/15/47, 144A, REGS	EUR	10,000	15,089

			115,460

France — 7.0%
French Republic Government Bond OAT 0.25%, 11/25/20, REGS	EUR	45,000	50,097
3.75%, 4/25/21, REGS	EUR	5,000	5,916
5/25/22, REGS	EUR	50,000	56,279
3/25/23, REGS	EUR	70,000	79,297
4.25%, 10/25/23, REGS	EUR	10,000	13,356
2.25%, 5/25/24, REGS	EUR	100,000	125,971
0.50%, 5/25/25, REGS	EUR	20,000	23,544
3.50%, 4/25/26, REGS	EUR	6,000	8,471
0.50%, 5/25/26, REGS	EUR	60,000	71,109
1.00%, 5/25/27, REGS	EUR	10,000	12,353
2.75%, 10/25/27, REGS	EUR	10,000	14,038
0.75%, 5/25/28, REGS	EUR	5,000	6,107
0.75%, 11/25/28, REGS	EUR	30,000	36,715

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2019

	Principal Amount		Value
France (Continued)
2.50%, 5/25/30, REGS	EUR	40,000	$57,732
4.75%, 4/25/35, REGS	EUR	8,000	15,517
1.25%, 5/25/36, 144A, REGS	EUR	10,000	13,303
1.75%, 6/25/39, 144A, REGS	EUR	35,000	50,903
4.50%, 4/25/41, REGS	EUR	2,000	4,258
3.25%, 5/25/45, REGS	EUR	25,000	47,935
2.00%, 5/25/48, 144A, REGS	EUR	6,000	9,550
4.00%, 4/25/60, REGS	EUR	6,000	14,877
1.75%, 5/25/66, 144A, REGS	EUR	20,000	32,002

			749,330

Germany — 4.6%
Bundesrepublik Deutschland Bundesanleihe 2.00%, 1/4/22, REGS	EUR	25,000	29,408
1.75%, 7/4/22, REGS	EUR	50,000	59,256
1.50%, 5/15/23, REGS	EUR	8,000	9,616
1.75%, 2/15/24, REGS	EUR	75,000	92,612
0.50%, 2/15/26, REGS	EUR	15,000	18,036
0.25%, 2/15/27, REGS	EUR	20,000	23,870
0.50%, 2/15/28, REGS	EUR	11,000	13,470
4.75%, 7/4/28, REGS	EUR	2,000	3,319
0.25%, 8/15/28, REGS	EUR	30,000	36,101
6.25%, 1/4/30, REGS	EUR	2,000	3,856
4.75%, 7/4/34, REGS	EUR	20,000	40,089
3.25%, 7/4/42, REGS	EUR	25,000	51,042
2.50%, 7/4/44, REGS	EUR	15,000	28,360
2.50%, 8/15/46, REGS	EUR	5,000	9,723
1.25%, 8/15/48, REGS	EUR	6,000	9,499
Bundesschatzanweisungen 9/11/20, REGS	EUR	60,000	66,528

			494,785

Hungary — 0.4%
Hungary Government Bond 1.75%, 10/26/22	HUF	7,000,000	24,171
3.00%, 6/26/24	HUF	5,000,000	18,274

			42,445

Indonesia — 1.7%
Indonesia Treasury Bond 8.25%, 7/15/21	IDR	300,000,000	21,880
8.375%, 3/15/24	IDR	400,000,000	29,952
8.375%, 9/15/26	IDR	500,000,000	37,452
8.25%, 5/15/29	IDR	900,000,000	67,698
6.375%, 4/15/42	IDR	400,000,000	23,497

			180,479

Ireland — 1.4%
Ireland Government Bond 3.90%, 3/20/23, REGS	EUR	15,000	19,180
5.40%, 3/13/25	EUR	35,000	51,081
1.00%, 5/15/26, REGS	EUR	10,000	12,010
0.90%, 5/15/28, REGS	EUR	22,000	26,485
2.40%, 5/15/30, REGS	EUR	5,000	6,925
1.70%, 5/15/37, REGS	EUR	20,000	26,915
2.00%, 2/18/45, REGS	EUR	5,000	7,368

			149,964

	Principal Amount		Value
Israel — 0.7%
Israel Government Bond 6.25%, 10/30/26	ILS	110,000	$43,148
2.00%, 3/31/27	ILS	100,000	30,892

			74,040

Italy — 6.6%
Italy Buoni Poliennali Del Tesoro 0.20%, 10/15/20	EUR	25,000	27,626
3.75%, 3/1/21	EUR	55,000	64,053
3.75%, 8/1/21, 144A, REGS	EUR	35,000	41,306
5.00%, 3/1/22	EUR	5,000	6,183
0.95%, 3/15/23	EUR	30,000	33,852
1.85%, 5/15/24	EUR	55,000	64,593
1.45%, 11/15/24, REGS	EUR	10,000	11,559
1.45%, 5/15/25, REGS	EUR	40,000	46,233
7.25%, 11/1/26	EUR	50,000	79,874
6.50%, 11/1/27	EUR	5,000	7,965
2.00%, 2/1/28, REGS	EUR	60,000	72,327
4.75%, 9/1/28, 144A, REGS	EUR	14,000	20,578
5.25%, 11/1/29	EUR	10,000	15,395
3.50%, 3/1/30, 144A, REGS	EUR	25,000	33,926
1.65%, 3/1/32, 144A, REGS	EUR	30,000	34,490
5.75%, 2/1/33	EUR	15,000	25,232
5.00%, 8/1/34, 144A, REGS	EUR	30,000	48,455
2.95%, 9/1/38, 144A, REGS	EUR	15,000	19,857
4.75%, 9/1/44, 144A, REGS	EUR	25,000	42,574
2.80%, 3/1/67, 144A, REGS	EUR	4,000	5,074

			701,152

Japan — 23.9%
Japan Government Five Year Bond 0.10%, 9/20/20	JPY	9,000,000	85,059
0.10%, 6/20/21	JPY	4,000,000	37,924
0.10%, 9/20/21	JPY	20,000,000	189,853
0.10%, 6/20/22	JPY	3,000,000	28,578
0.10%, 12/20/22	JPY	2,000,000	19,099
0.10%, 3/20/23	JPY	2,000,000	19,128
Japan Government Forty Year Bond 1.40%, 3/20/55	JPY	5,000,000	67,361
0.40%, 3/20/56	JPY	1,000,000	10,229
0.50%, 3/20/59	JPY	2,000,000	21,238
Japan Government Ten Year Bond 1.20%, 12/20/20	JPY	10,000,000	95,950
1.00%, 12/20/21	JPY	1,000,000	9,699
0.90%, 6/20/22	JPY	8,000,000	77,882
0.80%, 9/20/22	JPY	6,000,000	58,437
0.60%, 3/20/23	JPY	2,000,000	19,461
0.80%, 6/20/23	JPY	1,000,000	9,827
0.60%, 12/20/23	JPY	2,000,000	19,605
0.60%, 3/20/24	JPY	1,000,000	9,825
0.30%, 12/20/24	JPY	21,000,000	204,824
0.40%, 3/20/25	JPY	3,000,000	29,477
0.10%, 6/20/26	JPY	2,000,000	19,452
0.10%, 9/20/26	JPY	1,000,000	9,743
0.10%, 12/20/26	JPY	2,000,000	19,513
0.10%, 3/20/28	JPY	1,000,000	9,786
0.10%, 6/20/28	JPY	1,000,000	9,786
0.10%, 12/20/28	JPY	22,000,000	215,136

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2019

	Principal Amount		Value
Japan (Continued)
Japan Government Thirty Year Bond 2.80%, 9/20/29	JPY	1,000,000	$12,350
1.40%, 12/20/32	JPY	1,000,000	11,367
2.50%, 3/20/38	JPY	9,000,000	123,723
2.20%, 9/20/39	JPY	4,000,000	53,820
2.00%, 9/20/41	JPY	4,000,000	53,552
1.90%, 9/20/42	JPY	1,000,000	13,321
1.80%, 3/20/43	JPY	1,000,000	13,174
1.60%, 6/20/45	JPY	1,000,000	12,985
1.40%, 9/20/45	JPY	1,200,000	15,037
0.50%, 9/20/46	JPY	17,000,000	176,183
Japan Government Twenty Year Bond 1.90%, 6/20/22	JPY	4,000,000	40,002
2.10%, 9/20/25	JPY	27,500,000	298,205
1.80%, 9/20/30	JPY	4,000,000	46,235
1.90%, 6/20/31	JPY	1,000,000	11,780
1.70%, 9/20/32	JPY	5,000,000	58,610
1.70%, 6/20/33	JPY	5,000,000	59,061
1.50%, 6/20/34	JPY	22,000,000	256,638

			2,552,915

Lithuania — 0.1%
Lithuania Government International Bond 0.95%, 5/26/27, REGS	EUR	5,000	5,981

Luxembourg — 0.1%
Luxembourg Government Bond 2.125%, 7/10/23, REGS	EUR	5,000	6,144

Malaysia — 1.6%
Malaysia Government Bond 3.955%, 9/15/25	MYR	350,000	86,289
5.248%, 9/15/28	MYR	250,000	68,197
Malaysia Government Investment Issue 4.444%, 5/22/24	MYR	75,000	18,775

			173,261

Mexico — 1.6%
Mexican Bonos 6.50%, 6/9/22	MXN	1,000,000	49,388
5.75%, 3/5/26	MXN	1,700,000	79,606
7.50%, 6/3/27	MXN	500,000	25,751
7.75%, 11/23/34	MXN	300,000	15,655

			170,400

Netherlands — 3.5%
Netherlands Government Bond 1/15/22, 144A, REGS	EUR	45,000	50,517
7.50%, 1/15/23, 144A, REGS	EUR	41,000	58,088
1.75%, 7/15/23, 144A, REGS	EUR	10,000	12,136
2.00%, 7/15/24, 144A, REGS	EUR	50,000	62,700
0.50%, 7/15/26, 144A, REGS	EUR	5,000	5,971
0.75%, 7/15/27, 144A, REGS	EUR	35,000	42,863
2.50%, 1/15/33, 144A, REGS	EUR	28,000	43,231
4.00%, 1/15/37, 144A, REGS	EUR	5,000	9,769
3.75%, 1/15/42, 144A, REGS	EUR	20,000	42,366
2.75%, 1/15/47, 144A, REGS	EUR	22,500	45,257

			372,898

	Principal Amount		Value
New Zealand — 0.4%
New Zealand Government Bond 2.75%, 4/15/25, REGS	NZD	30,000	$20,885
4.50%, 4/15/27, REGS	NZD	30,000	23,805

			44,690

Norway — 0.5%
Norway Government Bond 3.75%, 5/25/21, 144A, REGS	NOK	100,000	11,469
3.00%, 3/14/24, 144A, REGS	NOK	200,000	23,789
2.00%, 4/26/28, 144A, REGS	NOK	100,000	11,803

			47,061

Poland — 1.1%
Republic of Poland Government Bond 5.25%, 10/25/20	PLN	75,000	19,692
1.75%, 7/25/21	PLN	20,000	5,051
3.25%, 7/25/25	PLN	150,000	40,897
2.50%, 7/25/26	PLN	175,000	46,104

			111,744

Portugal — 1.6%
Portugal Obrigacoes do Tesouro OT 2.20%, 10/17/22, 144A, REGS	EUR	20,000	23,857
4.95%, 10/25/23, 144A, REGS	EUR	34,000	45,714
5.65%, 2/15/24, 144A, REGS	EUR	5,000	6,977
2.875%, 10/15/25, 144A, REGS	EUR	15,000	19,606
2.125%, 10/17/28, 144A, REGS	EUR	40,000	52,303
3.875%, 2/15/30, 144A, REGS	EUR	5,000	7,598
4.10%, 2/15/45, 144A, REGS	EUR	10,000	18,578

			174,633

Russia — 0.8%
Russian Federal Bond—OFZ 7.60%, 4/14/21	RUB	2,500,000	38,031
8.15%, 2/3/27	RUB	3,000,000	48,178

			86,209

Singapore — 0.9%
Singapore Government Bond 2.75%, 7/1/23	SGD	9,000	6,743
3.00%, 9/1/24	SGD	65,000	49,836
2.875%, 7/1/29	SGD	50,000	39,705

			96,284

Slovak Republic — 0.5%
Slovakia Government Bond 3.00%, 2/28/23, REGS	EUR	20,000	24,830
0.625%, 5/22/26	EUR	15,000	17,811
1.875%, 3/9/37, REGS	EUR	5,000	7,058
2.00%, 10/17/47, REGS	EUR	2,000	3,131

			52,830

Slovenia — 0.4%
Slovenia Government Bond 1.25%, 3/22/27, REGS	EUR	5,000	6,192
1.00%, 3/6/28, REGS	EUR	25,000	30,565

			36,757

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2019

	Principal Amount		Value
South Korea — 4.3%
Korea Treasury Bond 2.25%, 6/10/21	KRW	125,000,000	$105,175
1.875%, 3/10/24	KRW	150,000,000	127,604
1.875%, 6/10/26	KRW	100,000,000	85,878
2.625%, 3/10/48	KRW	125,000,000	137,704

			456,361

Spain — 4.4%
Spain Government Bond 0.75%, 7/30/21	EUR	25,000	28,176
5.85%, 1/31/22, 144A, REGS	EUR	35,000	44,460
0.40%, 4/30/22	EUR	60,000	67,653
0.35%, 7/30/23	EUR	30,000	33,992
5.90%, 7/30/26, 144A, REGS	EUR	45,000	70,421
1.50%, 4/30/27, 144A, REGS	EUR	7,000	8,641
1.40%, 7/30/28, 144A, REGS	EUR	25,000	30,892
6.00%, 1/31/29	EUR	10,000	17,178
1.95%, 7/30/30, 144A, REGS	EUR	5,000	6,569
2.35%, 7/30/33, 144A, REGS	EUR	15,000	20,899
4.20%, 1/31/37, 144A, REGS	EUR	35,000	61,888
4.90%, 7/30/40, 144A, REGS	EUR	5,000	9,981
4.70%, 7/30/41, 144A, REGS	EUR	8,000	15,809
2.70%, 10/31/48, 144A, REGS	EUR	35,000	55,108

			471,667

Sweden — 0.7%
Sweden Government Bond 2.50%, 5/12/25	SEK	350,000	42,237
1.00%, 11/12/26, REGS	SEK	300,000	34,096

			76,333

Switzerland — 1.0%
Swiss Confederation Government Bond 4.00%, 2/11/23, REGS	CHF	10,000	11,948
1.50%, 7/24/25, REGS	CHF	10,000	11,715
0.50%, 5/27/30, REGS	CHF	45,000	53,277
0.50%, 6/27/32, REGS	CHF	2,000	2,412
4.00%, 1/6/49, REGS	CHF	10,000	25,107

			104,459

Thailand — 1.8%
Thailand Government Bond 5.85%, 3/31/21	THB	1,000,000	34,987
2.125%, 12/17/26	THB	3,000,000	102,952
2.875%, 6/17/46	THB	1,400,000	57,363

			195,302

United Kingdom — 6.4%
United Kingdom Gilt 8.00%, 6/7/21, REGS	GBP	5,000	6,899
3.75%, 9/7/21, REGS	GBP	30,000	38,967
1.75%, 9/7/22, REGS	GBP	25,000	31,697
2.25%, 9/7/23, REGS	GBP	70,000	91,686
5.00%, 3/7/25, REGS	GBP	10,000	15,288
1.50%, 7/22/26, REGS	GBP	20,000	26,338
4.25%, 12/7/27, REGS	GBP	45,000	72,349

	Principal Amount		Value
United Kingdom (Continued)
4.75%, 12/7/30, REGS	GBP	5,000	$8,935
4.25%, 6/7/32, REGS	GBP	17,000	29,950
4.25%, 3/7/36, REGS	GBP	35,000	65,459
4.75%, 12/7/38, REGS	GBP	10,000	20,591
4.25%, 12/7/40, REGS	GBP	3,000	5,977
4.50%, 12/7/42, REGS	GBP	5,000	10,556
3.25%, 1/22/44, REGS	GBP	10,000	18,068
3.50%, 1/22/45, REGS	GBP	10,000	18,958
4.25%, 12/7/46, REGS	GBP	57,000	122,993
4.25%, 12/7/49, REGS	GBP	3,000	6,742
1.75%, 7/22/57, REGS	GBP	45,000	68,878
3.50%, 7/22/68, REGS	GBP	4,000	9,776
1.625%, 10/22/71, REGS	GBP	10,000	15,808

			685,915

TOTAL SOVEREIGN BONDS (Cost $9,683,546)			10,180,736

		Number of Shares
EXCHANGE-TRADED FUNDS — 2.4%
Xtrackers II Harvest China Government Bond UCITS ETF (a) (Cost $267,354)		12,500	259,281

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $3,813)		3,813	3,813

TOTAL INVESTMENTS — 97.9% (Cost $9,954,713)			$10,443,830
Other assets and liabilities, net —2.1%			223,817

NET ASSETS — 100.0%			$10,667,647

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
EXCHANGE-TRADED FUNDS — 2.4%
Xtrackers II Harvest China Government Bond UCITS ETF (a)
—	267,354	—	—	(8,073)	—	—	12,500	259,281

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	2,767,353	(2,763,540)	—	—	1,230	—	3,813	3,813

—	3,034,707	(2,763,540)	—	(8,073)	1,230	—	16,313	263,094

(a)	Affiliated fund advised by DWS Investment S.A.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/5/2019	AUD	563,718	USD	388,915	$9,220	$—
The Bank of Nova Scotia	9/5/2019	CAD	484,833	USD	369,416	5,234	—
The Bank of Nova Scotia	9/5/2019	CAD	28,740	USD	21,901	313	—
The Bank of Nova Scotia	9/5/2019	CHF	95,146	USD	96,375	199	—
The Bank of Nova Scotia	9/5/2019	CLP	22,444,038	USD	32,024	919	—
The Bank of Nova Scotia	9/5/2019	CNH	806,000	USD	116,928	4,379	—
The Bank of Nova Scotia	9/5/2019	CNH	300,000	USD	42,236	344	—
The Bank of Nova Scotia	9/5/2019	CNH	743,000	USD	107,694	3,942	—
The Bank of Nova Scotia	9/5/2019	CZK	1,194,820	USD	51,835	1,218	—
The Bank of Nova Scotia	9/5/2019	DKK	770,000	USD	115,107	1,566	—
The Bank of Nova Scotia	9/5/2019	EUR	3,620,269	USD	4,040,510	60,071	—
The Bank of Nova Scotia	9/5/2019	EUR	40,102	USD	44,768	676	—
The Bank of Nova Scotia	9/5/2019	GBP	549,540	USD	673,860	5,028	—
The Bank of Nova Scotia	9/5/2019	GBP	15,375	USD	18,856	143	—
The Bank of Nova Scotia	9/5/2019	HUF	12,495,780	USD	42,789	1,317	—
The Bank of Nova Scotia	9/5/2019	IDR	2,512,094,803	USD	178,505	1,548	—
The Bank of Nova Scotia	9/5/2019	ILS	252,764	USD	72,411	872	—
The Bank of Nova Scotia	9/5/2019	JPY	268,009,447	USD	2,473,827	—	(49,917)
The Bank of Nova Scotia	9/5/2019	JPY	2,709,914	USD	25,019	—	(499)
The Bank of Nova Scotia	9/5/2019	KRW	534,477,498	USD	452,123	10,756	—
The Bank of Nova Scotia	9/5/2019	KRW	13,586,854	USD	11,495	275	—
The Bank of Nova Scotia	9/5/2019	MXN	3,379,481	USD	177,103	8,625	—
The Bank of Nova Scotia	9/5/2019	MYR	713,740	USD	172,672	3,087	—
The Bank of Nova Scotia	9/5/2019	NOK	433,940	USD	49,453	1,825	—
The Bank of Nova Scotia	9/5/2019	NZD	67,800	USD	44,776	2,049	—
The Bank of Nova Scotia	9/5/2019	PLN	442,919	USD	115,151	3,879	—
The Bank of Nova Scotia	9/5/2019	RUB	5,593,310	USD	87,805	4,016	—
The Bank of Nova Scotia	9/5/2019	SEK	730,250	USD	76,291	1,862	—
The Bank of Nova Scotia	9/5/2019	SGD	132,200	USD	96,637	1,369	—
The Bank of Nova Scotia	9/5/2019	THB	288,659	USD	9,392	—	(51)
The Bank of Nova Scotia	9/5/2019	THB	5,398,707	USD	175,907	—	(704)
The Bank of Nova Scotia	9/5/2019	USD	379,805	AUD	563,718	—	(110)
The Bank of Nova Scotia	9/5/2019	USD	386,494	CAD	513,573	—	(724)

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/5/2019	USD	96,160	CHF	95,146	$15	$—
The Bank of Nova Scotia	9/5/2019	USD	31,193	CLP	22,444,038	—	(88)
The Bank of Nova Scotia	9/5/2019	USD	258,351	CNH	1,849,000	—	(157)
The Bank of Nova Scotia	9/5/2019	USD	50,682	CZK	1,194,820	—	(66)
The Bank of Nova Scotia	9/5/2019	USD	113,727	DKK	770,000	—	(187)
The Bank of Nova Scotia	9/5/2019	USD	4,030,984	EUR	3,660,371	—	(6,454)
The Bank of Nova Scotia	9/5/2019	USD	687,982	GBP	564,915	—	(437)
The Bank of Nova Scotia	9/5/2019	USD	41,573	HUF	12,495,780	—	(100)
The Bank of Nova Scotia	9/5/2019	USD	177,095	IDR	2,512,094,803	—	(138)
The Bank of Nova Scotia	9/5/2019	USD	71,589	ILS	252,764	—	(51)
The Bank of Nova Scotia	9/5/2019	USD	2,550,467	JPY	270,719,361	—	(1,205)
The Bank of Nova Scotia	9/5/2019	USD	452,478	KRW	548,064,352	109	—
The Bank of Nova Scotia	9/5/2019	USD	168,386	MXN	3,379,481	92	—
The Bank of Nova Scotia	9/5/2019	USD	169,333	MYR	713,740	252	—
The Bank of Nova Scotia	9/5/2019	USD	47,656	NOK	433,940	—	(28)
The Bank of Nova Scotia	9/5/2019	USD	42,761	NZD	67,800	—	(35)
The Bank of Nova Scotia	9/5/2019	USD	111,182	PLN	442,919	90	—
The Bank of Nova Scotia	9/5/2019	USD	83,969	RUB	5,593,310	—	(180)
The Bank of Nova Scotia	9/5/2019	USD	74,324	SEK	730,250	105	—
The Bank of Nova Scotia	9/5/2019	USD	95,300	SGD	132,200	—	(32)
The Bank of Nova Scotia	9/5/2019	USD	186,029	THB	5,687,366	25	—
The Bank of Nova Scotia	10/3/2019	AUD	17,455	USD	11,771	4	—
The Bank of Nova Scotia	10/3/2019	AUD	563,718	USD	380,118	95	—
The Bank of Nova Scotia	10/3/2019	CAD	513,573	USD	386,663	722	—
The Bank of Nova Scotia	10/3/2019	CHF	95,146	USD	96,409	—	(16)
The Bank of Nova Scotia	10/3/2019	CLP	22,444,038	USD	31,197	83	—
The Bank of Nova Scotia	10/3/2019	CZK	1,194,820	USD	50,695	59	—
The Bank of Nova Scotia	10/3/2019	DKK	770,000	USD	113,976	172	—
The Bank of Nova Scotia	10/3/2019	EUR	3,660,371	USD	4,039,842	6,364	—
The Bank of Nova Scotia	10/3/2019	EUR	99,557	USD	109,892	187	—
The Bank of Nova Scotia	10/3/2019	GBP	564,915	USD	688,838	437	—
The Bank of Nova Scotia	10/3/2019	HUF	12,495,780	USD	41,641	98	—
The Bank of Nova Scotia	10/3/2019	IDR	2,512,094,803	USD	176,349	173	—
The Bank of Nova Scotia	10/3/2019	ILS	252,764	USD	71,694	42	—
The Bank of Nova Scotia	10/3/2019	JPY	270,719,361	USD	2,555,769	1,180	—
The Bank of Nova Scotia	10/3/2019	JPY	1,359,184	USD	12,834	8	—
The Bank of Nova Scotia	10/3/2019	MXN	3,379,481	USD	167,562	—	(98)
The Bank of Nova Scotia	10/3/2019	MYR	713,740	USD	168,933	—	(2)
The Bank of Nova Scotia	10/3/2019	NOK	433,940	USD	47,686	25	—
The Bank of Nova Scotia	10/3/2019	NZD	67,800	USD	42,794	33	—
The Bank of Nova Scotia	10/3/2019	PLN	442,919	USD	111,217	—	(109)
The Bank of Nova Scotia	10/3/2019	RUB	5,593,310	USD	83,652	179	—
The Bank of Nova Scotia	10/3/2019	SEK	730,250	USD	74,463	—	(110)
The Bank of Nova Scotia	10/3/2019	SGD	132,200	USD	95,330	31	—
The Bank of Nova Scotia	10/3/2019	THB	5,687,366	USD	185,725	—	(471)
The Bank of Nova Scotia	10/4/2019	KRW	548,064,352	USD	452,822	—	(366)
The Bank of Nova Scotia	10/9/2019	CNH	1,849,000	USD	258,057	166	—

Total unrealized appreciation (depreciation)						$145,478	$(62,335)

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2019

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (c)	$—	$10,180,736	$—	$10,180,736
Exchange-Traded Funds	259,281	—	—	259,281
Short-Term Investments (c)	3,813	—	—	3,813
Derivatives (d)
Forward Foreign Currency Contracts	—	145,478	—	145,478

TOTAL	$263,094	$10,326,214	$—	$10,589,308

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Contracts	$—	$(62,335)	$—	$(62,335)

TOTAL	$—	$(62,335)	$—	$(62,335)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2019

	Principal Amount	Value
CORPORATE BONDS — 97.5%
Basic Materials — 4.7%
Chemicals — 2.4%
Chemours Co. 6.625%, 5/15/23	$319,000	$325,779
7.00%, 5/15/25	150,000	148,500
5.375%, 5/15/27	150,000	133,875
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	200,000	205,000
6.50%, 5/15/26, 144A	100,000	100,250
Element Solutions, Inc., 144A 5.875%, 12/1/25	250,000	262,188
Hexion, Inc., 144A 7.875%, 7/15/27	120,000	116,700
INEOS Group Holdings SA, 144A 5.625%, 8/1/24 (a)	220,000	224,908
NOVA Chemicals Corp. 5.25%, 8/1/23, 144A	150,000	153,450
5.25%, 6/1/27, 144A	700,000	733,250
OCI NV, 144A 6.625%, 4/15/23	200,000	212,000
Olin Corp. 5.625%, 8/1/29	250,000	260,312
5.00%, 2/1/30	300,000	300,750
SPCM SA, 144A 4.875%, 9/15/25	250,000	256,250
Starfruit Finco BV / Starfruit US Holdco LLC, 144A 8.00%, 10/1/26 (a)	150,000	147,000

		3,580,212

Iron/Steel — 0.6%
AK Steel Corp. 7.625%, 10/1/21	50,000	49,938
Allegheny Technologies, Inc. 7.875%, 8/15/23	155,000	166,819
Cleveland-Cliffs, Inc. 5.75%, 3/1/25 (a)	101,000	101,505
5.875%, 6/1/27, 144A	200,000	195,500
United States Steel Corp. 6.875%, 8/15/25 (a)	246,000	234,696
6.25%, 3/15/26	200,000	177,626

		926,084

Mining — 1.7%
Alcoa Nederland Holding BV 6.75%, 9/30/24, 144A	240,000	252,600
7.00%, 9/30/26, 144A	150,000	162,330
6.125%, 5/15/28, 144A	200,000	208,500
Aleris International, Inc., 144A 10.75%, 7/15/23 (a)	100,000	105,500
Constellium SE, 144A 5.75%, 5/15/24	500,000	516,250
Freeport-McMoRan, Inc. 5.00%, 9/1/27	185,000	185,000
5.25%, 9/1/29	185,000	183,892
Hudbay Minerals, Inc., 144A 7.625%, 1/15/25	310,000	316,194

	Principal Amount	Value
Mining (Continued)
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	$172,000	$180,654
Novelis Corp., 144A 5.875%, 9/30/26	470,000	497,612

		2,608,532

Communications — 28.4%
Advertising — 0.2%
Acosta, Inc., 144A 7.75%, 10/1/22	215,000	22,575
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A 5.00%, 8/15/27	200,000	207,250

		229,825

Internet — 2.0%
Netflix, Inc. 5.875%, 11/15/28	517,000	579,686
6.375%, 5/15/29, 144A	340,000	392,700
5.375%, 11/15/29, 144A	200,000	218,000
Symantec Corp., 144A 5.00%, 4/15/25	400,000	402,922
Uber Technologies, Inc. 7.50%, 11/1/23, 144A	150,000	157,125
8.00%, 11/1/26, 144A	450,000	474,469
Zayo Group LLC / Zayo Capital, Inc. 6.375%, 5/15/25	413,000	426,422
5.75%, 1/15/27, 144A	385,000	393,663

		3,044,987

Media — 14.0%
Altice Financing SA 6.625%, 2/15/23, 144A	600,000	620,250
7.50%, 5/15/26, 144A	750,000	800,625
Altice Finco SA, 144A 8.125%, 1/15/24	100,000	103,750
Altice Luxembourg SA 7.75%, 5/15/22, 144A	221,000	227,194
7.625%, 2/15/25, 144A	570,000	591,375
10.50%, 5/15/27, 144A	450,000	490,500
CCO Holdings LLC / CCO Holdings Capital Corp. 5.50%, 5/1/26, 144A	450,000	475,312
5.125%, 5/1/27, 144A	1,250,000	1,324,987
5.875%, 5/1/27, 144A	100,000	106,750
5.00%, 2/1/28, 144A	700,000	736,750
5.375%, 6/1/29, 144A	450,000	482,062
Cengage Learning, Inc., 144A 9.50%, 6/15/24	175,000	163,187
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24, 144A	596,000	654,855
5.125%, 8/15/27, 144A	400,000	419,500
CSC Holdings LLC 5.25%, 6/1/24	250,000	268,125
5.50%, 4/15/27, 144A	550,000	589,875
5.375%, 2/1/28, 144A	225,000	240,808
7.50%, 4/1/28, 144A	300,000	339,000
6.50%, 2/1/29, 144A	450,000	505,125

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Media (Continued)
5.75%, 1/15/30, 144A	$350,000	$366,625
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/26, 144A	950,000	999,875
6.625%, 8/15/27, 144A	400,000	420,000
DISH DBS Corp. 5.875%, 7/15/22	784,000	814,380
5.00%, 3/15/23	350,000	344,750
5.875%, 11/15/24	550,000	525,278
7.75%, 7/1/26	675,000	664,875
Entercom Media Corp., 144A 7.25%, 11/1/24	150,000	153,187
Gray Television, Inc. 5.125%, 10/15/24, 144A	80,000	82,800
5.875%, 7/15/26, 144A	300,000	314,250
7.00%, 5/15/27, 144A	250,000	274,300
iHeartCommunications, Inc. 6.375%, 5/1/26	200,000	217,000
8.375%, 5/1/27	450,000	487,688
5.25%, 8/15/27, 144A	250,000	263,483
Meredith Corp. 6.875%, 2/1/26	400,000	424,000
Nexstar Broadcasting, Inc., 144A 5.625%, 8/1/24	400,000	417,000
Nexstar Escrow, Inc., 144A 5.625%, 7/15/27	300,000	313,500
Sinclair Television Group, Inc., 144A 5.125%, 2/15/27	300,000	301,440
Sirius XM Radio, Inc. 5.00%, 8/1/27, 144A	450,000	476,438
5.50%, 7/1/29, 144A	400,000	436,884
Telenet Finance Luxembourg Notes Sarl, 144A 5.50%, 3/1/28	200,000	204,400
Univision Communications, Inc. 5.125%, 5/15/23, 144A	350,000	347,375
5.125%, 2/15/25, 144A	475,000	460,698
UPC Holding BV, 144A 5.50%, 1/15/28	650,000	679,250
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	400,000	413,700
Virgin Media Secured Finance PLC 5.25%, 1/15/26, 144A	400,000	411,500
5.50%, 5/15/29, 144A	250,000	261,875
Ziggo Bond Co. BV 5.875%, 1/15/25, 144A	200,000	207,750
6.00%, 1/15/27, 144A	100,000	104,750
Ziggo BV, 144A 5.50%, 1/15/27	550,000	582,973

		21,112,054

Telecommunications — 12.2%
Altice France SA 7.375%, 5/1/26, 144A	1,800,000	1,926,000
8.125%, 2/1/27, 144A	450,000	497,250
C&W Senior Financing DAC, 144A 6.875%, 9/15/27	400,000	427,456

	Principal Amount	Value
Telecommunications (Continued)
CenturyLink, Inc. Series Y, 7.50%, 4/1/24 (a)	$506,000	$562,915
5.625%, 4/1/25	200,000	205,000
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	200,000	183,500
CommScope Technologies LLC 6.00%, 6/15/25, 144A	350,000	314,125
5.00%, 3/15/27, 144A	200,000	168,250
CommScope, Inc. 5.00%, 6/15/21, 144A	140,000	140,526
5.50%, 3/1/24, 144A	300,000	305,625
5.50%, 6/15/24, 144A	850,000	808,562
6.00%, 3/1/26, 144A	500,000	511,750
Consolidated Communications, Inc. 6.50%, 10/1/22	160,000	150,400
DKT Finance ApS, 144A 9.375%, 6/17/23	200,000	215,410
Frontier Communications Corp. 8.75%, 4/15/22	226,000	118,650
10.50%, 9/15/22	600,000	314,250
7.125%, 1/15/23	200,000	103,000
7.625%, 4/15/24	250,000	126,325
6.875%, 1/15/25	259,000	133,385
11.00%, 9/15/25	1,070,000	548,375
8.50%, 4/1/26, 144A	500,000	487,500
8.00%, 4/1/27, 144A	550,000	574,750
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	250,000	261,563
GTT Communications, Inc., 144A 7.875%, 12/31/24	150,000	96,000
Hughes Satellite Systems Corp. 6.625%, 8/1/26	450,000	486,000
Inmarsat Finance PLC, 144A 6.50%, 10/1/24	100,000	105,375
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	350,000	313,250
Intelsat Jackson Holdings SA 5.50%, 8/1/23	400,000	366,000
8.50%, 10/15/24, 144A	900,000	895,500
9.75%, 7/15/25, 144A	800,000	825,000
Intelsat Luxembourg SA 7.75%, 6/1/21 (a)	100,000	95,500
8.125%, 6/1/23 (a)	300,000	240,000
Level 3 Financing, Inc. 5.25%, 3/15/26	447,000	467,115
Sable International Finance Ltd., 144A 5.75%, 9/7/27	200,000	209,250
Sprint Communications, Inc. 6.00%, 11/15/22	215,000	229,377
Sprint Corp. 7.875%, 9/15/23	1,250,000	1,409,375
7.125%, 6/15/24	1,350,000	1,495,746
7.625%, 2/15/25	300,000	336,375
7.625%, 3/1/26	400,000	450,500
Telecom Italia SpA, 144A 5.303%, 5/30/24	500,000	536,875

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Telecommunications (Continued)
ViaSat, Inc. 5.625%, 9/15/25, 144A	$250,000	$253,125
5.625%, 4/15/27, 144A	200,000	213,000
West Corp., 144A 8.50%, 10/15/25	350,000	273,000

		18,380,930

Consumer, Cyclical — 12.3%
Auto Manufacturers — 1.0%
Allison Transmission, Inc. 4.75%, 10/1/27, 144A	150,000	154,500
5.875%, 6/1/29, 144A	100,000	107,500
Jaguar Land Rover Automotive PLC 5.625%, 2/1/23, 144A (a)	250,000	240,345
4.50%, 10/1/27, 144A	125,000	99,112
Navistar International Corp., 144A 6.625%, 11/1/25	400,000	407,000
Tesla, Inc., 144A 5.30%, 8/15/25 (a)	500,000	448,125

		1,456,582

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	270,000	209,925
American Axle & Manufacturing, Inc. 6.25%, 4/1/25	150,000	141,559
6.25%, 3/15/26 (a)	198,000	184,635
6.50%, 4/1/27 (a)	170,000	156,612
Dana, Inc. 5.50%, 12/15/24	125,000	128,125
Goodyear Tire & Rubber Co. 5.00%, 5/31/26 (a)	50,000	49,688
4.875%, 3/15/27 (a)	500,000	484,375
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 6.25%, 5/15/26, 144A	300,000	312,000
8.50%, 5/15/27, 144A	600,000	586,500
Tenneco, Inc. 5.00%, 7/15/26 (a)	100,000	78,188

		2,331,607

Distribution/Wholesale — 0.3%
Core & Main LP, 144A 6.125%, 8/15/25	175,000	178,500
KAR Auction Services, Inc., 144A 5.125%, 6/1/25	300,000	310,500

		489,000

Entertainment — 2.8%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25 (a)	200,000	190,750
5.875%, 11/15/26	180,000	165,600
6.125%, 5/15/27 (a)	187,000	173,442
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	500,000	510,000
Cedar Fair LP, 144A 5.25%, 7/15/29	150,000	163,313

	Principal Amount	Value
Entertainment (Continued)
Churchill Downs, Inc. 5.50%, 4/1/27, 144A	$200,000	$213,000
4.75%, 1/15/28, 144A	100,000	103,500
Cirsa Finance International Sarl, 144A 7.875%, 12/20/23	200,000	212,131
International Game Technology PLC 6.50%, 2/15/25, 144A	450,000	496,125
6.25%, 1/15/27, 144A	200,000	220,250
Lions Gate Capital Holdings LLC 6.375%, 2/1/24, 144A	100,000	105,869
5.875%, 11/1/24, 144A	200,000	209,000
Merlin Entertainments PLC, 144A 5.75%, 6/15/26	150,000	156,750
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	175,000	169,890
Scientific Games International, Inc. 5.00%, 10/15/25, 144A	350,000	362,509
8.25%, 3/15/26, 144A	400,000	425,000
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A 7.00%, 7/15/26	310,000	329,763

		4,206,892

Home Builders — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/22	100,000	104,750
5.875%, 10/15/27	107,000	101,917
CalAtlantic Group, Inc. 5.25%, 6/1/26	75,000	75,188
Century Communities, Inc., 144A 6.75%, 6/1/27	100,000	106,250
K Hovnanian Enterprises, Inc., 144A 10.50%, 7/15/24	200,000	158,000
Mattamy Group Corp. 6.875%, 12/15/23, 144A	150,000	156,938
6.50%, 10/1/25, 144A	150,000	159,750
Taylor Morrison Communities, Inc. 5.875%, 6/15/27, 144A	200,000	215,500
5.75%, 1/15/28, 144A	95,000	101,175
William Lyon Homes, Inc. 6.00%, 9/1/23	150,000	156,375

		1,335,843

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.50%, 6/15/26	250,000	262,188

Leisure Time — 0.2%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/1/22	100,000	89,250
Viking Cruises Ltd., 144A 5.875%, 9/15/27	270,000	280,800

		370,050

Lodging — 1.6%
Boyd Gaming Corp. 6.375%, 4/1/26	225,000	239,344
6.00%, 8/15/26	200,000	212,000

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Lodging (Continued)
Diamond Resorts International, Inc. 7.75%, 9/1/23, 144A	$20,000	$20,225
10.75%, 9/1/24, 144A (a)	250,000	252,500
Melco Resorts Finance Ltd. 4.875%, 6/6/25, 144A	250,000	248,921
5.25%, 4/26/26, 144A	150,000	151,414
5.625%, 7/17/27, 144A	200,000	204,236
Station Casinos LLC, 144A 5.00%, 10/1/25	150,000	153,390
Wyndham Destinations, Inc. 5.75%, 4/1/27	150,000	160,687
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 3/1/25, 144A	300,000	317,250
5.25%, 5/15/27, 144A	450,000	466,875

		2,426,842

Retail — 3.5%
Beacon Roofing Supply, Inc., 144A 4.875%, 11/1/25	430,000	425,700
eG Global Finance PLC, 144A 6.75%, 2/7/25	150,000	145,312
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21 (a)	350,000	299,250
6.75%, 6/15/23 (a)	100,000	84,500
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	320,000	328,000
8.75%, 10/1/25, 144A	280,000	294,350
IRB Holding Corp., 144A 6.75%, 2/15/26	150,000	151,125
JC Penney Corp., Inc. 5.875%, 7/1/23, 144A	150,000	126,750
8.625%, 3/15/25, 144A (a)	170,000	85,425
L Brands, Inc. 5.25%, 2/1/28	150,000	137,250
7.50%, 6/15/29	150,000	148,125
Michaels Stores, Inc., 144A 8.00%, 7/15/27	150,000	144,220
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG 8.00%, 10/25/24, 144A	200,000	69,000
8.75%, 10/25/24, 144A	150,000	52,500
Penske Automotive Group, Inc. 5.50%, 5/15/26	150,000	157,688
PetSmart, Inc. 7.125%, 3/15/23, 144A	750,000	701,250
5.875%, 6/1/25, 144A	322,000	317,170
8.875%, 6/1/25, 144A	75,000	70,500
Rite Aid Corp., 144A 6.125%, 4/1/23	518,000	420,228
Staples, Inc. 7.50%, 4/15/26, 144A	650,000	658,125
10.75%, 4/15/27, 144A	300,000	303,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/24	150,000	153,000

		5,273,218

	Principal Amount	Value
Toys/Games/Hobbies — 0.3%
Mattel, Inc., 144A 6.75%, 12/31/25	$400,000	$412,000

Consumer, Non-cyclical — 19.1%
Agriculture — 0.6%
JBS Investments II GmbH 7.00%, 1/15/26, 144A	350,000	379,312
5.75%, 1/15/28, 144A (a)	250,000	263,063
Vector Group Ltd., 144A 6.125%, 2/1/25	250,000	246,250

		888,625

Commercial Services — 3.6%
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	130,000	112,775
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	150,000	150,862
APX Group, Inc. 8.75%, 12/1/20 (a)	382,000	364,810
7.875%, 12/1/22	350,000	334,687
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 5.75%, 7/15/27	100,000	102,095
Herc Holdings, Inc., 144A 5.50%, 7/15/27	400,000	415,000
Hertz Corp. 7.625%, 6/1/22, 144A	350,000	364,893
6.25%, 10/15/22	230,000	233,738
5.50%, 10/15/24, 144A	225,000	221,625
7.125%, 8/1/26, 144A	175,000	178,917
Nielsen Co. Luxembourg SARL, 144A 5.00%, 2/1/25 (a)	200,000	198,500
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	610,000	616,100
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 5/15/23, 144A	259,000	272,850
5.25%, 4/15/24, 144A	250,000	258,853
5.75%, 4/15/26, 144A	200,000	209,000
Refinitiv US Holdings, Inc., 144A 8.25%, 11/15/26	500,000	563,750
Team Health Holdings, Inc., 144A 6.375%, 2/1/25 (a)	233,000	157,275
United Rentals North America, Inc. 5.25%, 1/15/30	250,000	268,125
Verscend Escrow Corp., 144A 9.75%, 8/15/26	300,000	322,299

		5,346,154

Cosmetics/Personal Care — 0.4%
Avon Products, Inc. 7.00%, 3/15/23	178,000	184,675
Coty, Inc., 144A 6.50%, 4/15/26 (a)	200,000	189,500
Revlon Consumer Products Corp. 5.75%, 2/15/21	150,000	137,250
6.25%, 8/1/24	110,000	63,800

		575,225

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Food — 2.7%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 6.625%, 6/15/24	$345,000	$363,112
5.75%, 3/15/25	400,000	412,000
7.50%, 3/15/26, 144A	250,000	279,375
5.875%, 2/15/28, 144A	175,000	184,863
B&G Foods, Inc. 5.25%, 4/1/25	300,000	305,340
JBS USA LUX SA / JBS USA Finance, Inc., 144A 6.75%, 2/15/28	300,000	335,625
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 4/15/29, 144A	400,000	444,000
5.50%, 1/15/30, 144A	400,000	424,800
Pilgrim’s Pride Corp., 144A 5.875%, 9/30/27	230,000	248,688
Post Holdings, Inc. 5.00%, 8/15/26, 144A	125,000	130,781
5.75%, 3/1/27, 144A	250,000	266,875
5.625%, 1/15/28, 144A	80,000	85,500
5.50%, 12/15/29, 144A	430,000	456,213
Sigma Holdco BV, 144A 7.875%, 5/15/26	200,000	198,000

		4,135,172

Healthcare-Products — 0.4%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	450,000	436,500
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	150,000	153,000

		589,500

Healthcare-Services — 6.1%
AHP Health Partners, Inc., 144A 9.75%, 7/15/26 (a)	200,000	215,825
CHS/Community Health Systems, Inc. 5.125%, 8/1/21 (a)	300,000	301,125
6.875%, 2/1/22	762,000	531,274
6.25%, 3/31/23	1,036,000	1,006,319
9.875%, 6/30/23, 144A	950,000	795,625
8.625%, 1/15/24, 144A	200,000	200,500
8.125%, 6/30/24, 144A	50,000	38,250
8.00%, 3/15/26, 144A	500,000	481,250
DaVita, Inc. 5.125%, 7/15/24	550,000	560,840
5.00%, 5/1/25	475,000	477,375
Envision Healthcare Corp., 144A 8.75%, 10/15/26	400,000	220,000
MEDNAX, Inc. 5.25%, 12/1/23, 144A	300,000	302,250
6.25%, 1/15/27, 144A	250,000	245,625
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	450,000	404,464
Quorum Health Corp. 11.625%, 4/15/23 (a)	83,000	72,625

	Principal Amount	Value
Healthcare-Services (Continued)
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A 9.75%, 12/1/26	$500,000	$535,625
Select Medical Corp., 144A 6.25%, 8/15/26	175,000	182,525
Surgery Center Holdings, Inc., 144A 10.00%, 4/15/27	100,000	96,000
Tenet Healthcare Corp. 8.125%, 4/1/22	850,000	918,978
6.75%, 6/15/23	400,000	412,500
5.125%, 5/1/25	350,000	351,750
7.00%, 8/1/25 (a)	475,000	481,531
6.25%, 2/1/27, 144A	400,000	415,500

		9,247,756

Pharmaceuticals — 5.3%
Bausch Health Americas, Inc., 144A 9.25%, 4/1/26	500,000	567,500
Bausch Health Cos., Inc. 6.125%, 4/15/25, 144A	915,000	944,738
9.00%, 12/15/25, 144A	1,005,000	1,130,625
7.00%, 1/15/28, 144A	200,000	210,086
7.25%, 5/30/29, 144A	250,000	265,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	410,000	272,650
6.00%, 2/1/25, 144A	320,000	201,600
Mallinckrodt International Finance SA 4.75%, 4/15/23 (a)	158,000	59,862
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 8/1/22, 144A (a)	270,000	157,950
5.625%, 10/15/23, 144A (a)	150,000	77,250
5.50%, 4/15/25, 144A (a)	250,000	115,781
Par Pharmaceutical, Inc., 144A 7.50%, 4/1/27	500,000	467,500
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21	1,250,000	1,175,000
2.80%, 7/21/23	900,000	760,500
6.00%, 4/15/24 (a)	500,000	453,125
3.15%, 10/1/26	1,000,000	739,480
6.75%, 3/1/28 (a)	450,000	380,430

		7,979,077

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/1/24	150,000	147,750

Energy — 9.3%
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A 5.00%, 1/31/28	200,000	209,254

Oil & Gas — 8.0%
Antero Resources Corp. 5.125%, 12/1/22	150,000	138,750

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Oil & Gas (Continued)
5.625%, 6/1/23 (a)	$40,000	$37,100
5.00%, 3/1/25	425,000	369,750
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, 4/1/22, 144A	326,000	330,075
7.00%, 11/1/26, 144A	200,000	167,190
Baytex Energy Corp., 144A 5.125%, 6/1/21	150,000	149,250
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 2/1/25	150,000	134,250
Bruin E&P Partners LLC, 144A 8.875%, 8/1/23	150,000	107,625
California Resources Corp., 144A 8.00%, 12/15/22 (a)	600,000	348,000
Callon Petroleum Co. 6.375%, 7/1/26	100,000	97,500
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	310,000	307,675
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	175,000	168,262
Chesapeake Energy Corp. 4.875%, 4/15/22 (a)	150,000	125,062
7.00%, 10/1/24	200,000	153,250
8.00%, 1/15/25 (a)	384,000	292,800
8.00%, 3/15/26, 144A	204,000	146,880
7.50%, 10/1/26	100,000	69,000
8.00%, 6/15/27	600,000	436,506
CNX Resources Corp. 5.875%, 4/15/22	310,000	301,475
7.25%, 3/14/27, 144A	200,000	168,500
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	155,000	141,825
9.25%, 3/31/22, 144A	250,000	211,250
7.75%, 2/15/24, 144A	70,000	49,364
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	150,000	138,795
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/24, 144A	550,000	44,000
8.00%, 11/29/24, 144A (a)	200,000	86,000
7.75%, 5/15/26, 144A	250,000	210,000
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	100,000	75,500
5.625%, 2/1/26, 144A	300,000	199,500
Gulfport Energy Corp. 6.00%, 10/15/24	575,000	421,187
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 6.25%, 11/1/28	150,000	138,750
MEG Energy Corp. 6.375%, 1/30/23, 144A	250,000	237,187
7.00%, 3/31/24, 144A	290,000	277,313
6.50%, 1/15/25, 144A	280,000	282,450
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26, 144A	200,000	140,500

	Principal Amount	Value
Oil & Gas (Continued)
10.50%, 5/15/27, 144A	$150,000	$118,500
Nabors Industries, Inc. 5.50%, 1/15/23 (a)	100,000	89,625
5.75%, 2/1/25	300,000	241,500
Noble Holding International Ltd. 7.95%, 4/1/25 (a)	150,000	96,000
7.875%, 2/1/26, 144A	225,000	182,531
Oasis Petroleum, Inc. 6.875%, 3/15/22	237,000	221,595
6.25%, 5/1/26, 144A (a)	150,000	121,688
PDC Energy, Inc. 6.125%, 9/15/24	120,000	120,000
5.75%, 5/15/26	175,000	171,483
QEP Resources, Inc. 5.375%, 10/1/22	150,000	135,563
5.25%, 5/1/23	200,000	176,000
5.625%, 3/1/26	150,000	122,250
Range Resources Corp. 5.00%, 8/15/22	50,000	46,875
5.00%, 3/15/23	402,000	356,775
4.875%, 5/15/25 (a)	200,000	165,000
Rowan Cos., Inc. 4.875%, 6/1/22	250,000	205,000
SM Energy Co. 6.125%, 11/15/22	150,000	140,250
5.00%, 1/15/24	100,000	88,000
5.625%, 6/1/25	275,000	235,125
6.75%, 9/15/26	100,000	85,500
6.625%, 1/15/27	100,000	85,500
Southwestern Energy Co. 6.20%, 1/23/25	307,000	270,160
7.50%, 4/1/26	200,000	176,040
7.75%, 10/1/27 (a)	150,000	131,250
Transocean, Inc. 9.00%, 7/15/23, 144A	300,000	311,244
7.50%, 1/15/26, 144A	550,000	504,625
Ultra Resources, Inc. 9% Cash, 2% PIK, 7/12/24 PIK	202,266	26,295
Valaris PLC 7.75%, 2/1/26 (a)	250,000	159,950
Whiting Petroleum Corp. 5.75%, 3/15/21	275,000	258,211
6.25%, 4/1/23 (a)	150,000	118,500
6.625%, 1/15/26	300,000	218,610

		12,082,166

Oil & Gas Services — 0.5%
KCA Deutag UK Finance PLC, 144A 9.875%, 4/1/22 (a)	200,000	131,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A 10.625%, 5/1/24	400,000	284,000
SESI LLC 7.125%, 12/15/21	320,000	227,200
7.75%, 9/15/24	107,000	64,735

		706,935

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Pipelines — 0.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.75%, 3/1/27, 144A	$220,000	$202,400
5.75%, 1/15/28, 144A	200,000	182,500
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	200,000	195,500
6.25%, 5/15/26	170,000	163,266
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	200,000	203,436
7.50%, 4/15/26, 144A	100,000	101,500

		1,048,602

Financial — 9.0%
Banks — 0.9%
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	300,000	262,500
8.25%, 4/15/25, 144A	100,000	87,500
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	450,000	461,587
5.71%, 1/15/26, 144A	570,000	601,807

		1,413,394

Diversified Financial Services — 3.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/26, 144A	250,000	266,250
9.75%, 7/15/27, 144A	350,000	367,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 10/1/25	150,000	153,375
LPL Holdings, Inc., 144A 5.75%, 9/15/25	300,000	316,500
Metropolitan Light Co. Ltd., 144A 5.50%, 11/21/22	200,000	206,232
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23, 144A	300,000	311,424
9.125%, 7/15/26, 144A	300,000	317,625
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/1/21	150,000	150,562
Navient Corp. 5.50%, 1/25/23	450,000	474,323
7.25%, 9/25/23	400,000	445,500
Series MTN, 6.125%, 3/25/24	100,000	106,625
5.875%, 10/25/24	150,000	158,548
6.75%, 6/15/26	200,000	214,500
NFP Corp., 144A 6.875%, 7/15/25	225,000	225,281
Quicken Loans, Inc. 5.75%, 5/1/25, 144A	445,000	466,137
5.25%, 1/15/28, 144A	330,000	343,613
Springleaf Finance Corp. 6.875%, 3/15/25	600,000	681,750
7.125%, 3/15/26	327,000	373,557
6.625%, 1/15/28	200,000	220,000

		5,799,302

	Principal Amount	Value
Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/24, 144A	$250,000	$269,844
7.00%, 11/15/25, 144A	300,000	277,788
10.125%, 8/1/26, 144A	110,000	113,300
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/1/23	200,000	204,750
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23 (a)	130,000	126,425
AssuredPartners, Inc., 144A 7.00%, 8/15/25	150,000	150,375
Genworth Holdings, Inc. 7.625%, 9/24/21	200,000	209,500
HUB International Ltd., 144A 7.00%, 5/1/26	450,000	457,875

		1,809,857

Real Estate — 0.8%
Howard Hughes Corp., 144A 5.375%, 3/15/25	315,000	326,025
Kennedy-Wilson, Inc. 5.875%, 4/1/24	309,000	317,884
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/1/21, 144A (a)	200,000	195,440
4.875%, 6/1/23, 144A (a)	200,000	174,500
9.375%, 4/1/27, 144A (a)	150,000	130,500

		1,144,349

Real Estate Investment Trusts — 1.7%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A 5.75%, 5/15/26	300,000	316,875
CBL & Associates LP 5.25%, 12/1/23 (a)	100,000	64,000
5.95%, 12/15/26	200,000	132,000
Iron Mountain, Inc. 5.75%, 8/15/24	180,000	182,700
4.875%, 9/15/27, 144A	320,000	330,202
5.25%, 3/15/28, 144A	250,000	260,625
MPT Operating Partnership LP / MPT Finance Corp. 4.625%, 8/1/29	300,000	312,562
Senior Housing Properties Trust 4.75%, 2/15/28	150,000	150,557
Starwood Property Trust, Inc. 4.75%, 3/15/25	150,000	154,125
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24 (a)	30,000	25,350
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	100,000	95,500
8.25%, 10/15/23 (a)	494,000	439,660
Washington Prime Group LP 6.45%, 8/15/24 (a)	150,000	144,900

		2,609,056

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 2/1/24	$250,000	$262,500
6.375%, 12/15/25	200,000	212,250
6.25%, 5/15/26, 144A	350,000	366,187

		840,937

Industrial — 7.5%
Aerospace/Defense — 2.4%
Bombardier, Inc. 5.75%, 3/15/22, 144A	150,000	152,063
6.00%, 10/15/22, 144A	150,000	149,625
6.125%, 1/15/23, 144A	800,000	798,000
7.50%, 12/1/24, 144A	460,000	459,471
7.50%, 3/15/25, 144A	300,000	293,250
7.875%, 4/15/27, 144A	450,000	437,062
TransDigm, Inc. 6.50%, 7/15/24	300,000	310,875
6.50%, 5/15/25	300,000	313,875
6.375%, 6/15/26	481,000	506,608
Triumph Group, Inc. 7.75%, 8/15/25 (a)	150,000	150,750

		3,571,579

Building Materials — 1.0%
Builders FirstSource, Inc. 5.625%, 9/1/24, 144A	174,000	181,830
6.75%, 6/1/27, 144A	150,000	164,625
Cornerstone Building Brands, Inc., 144A 8.00%, 4/15/26	209,000	198,811
Griffon Corp. 5.25%, 3/1/22	305,000	308,724
JELD-WEN, Inc. 4.625%, 12/15/25, 144A	176,000	172,920
4.875%, 12/15/27, 144A	135,000	130,950
Standard Industries, Inc. 5.00%, 2/15/27, 144A	140,000	143,850
4.75%, 1/15/28, 144A	210,000	211,838

		1,513,548

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 5.50%, 6/15/25, 144A	200,000	203,110
7.75%, 1/15/27, 144A	300,000	328,875

		531,985

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	341,000	302,211

Environmental Control — 0.4%
Covanta Holding Corp. 5.875%, 7/1/25	150,000	156,938
GFL Environmental, Inc. 5.375%, 3/1/23, 144A	150,000	151,500
7.00%, 6/1/26, 144A	150,000	156,000
8.50%, 5/1/27, 144A	150,000	164,625

		629,063

	Principal Amount	Value
Machinery-Construction & Mining — 0.2%
Vertiv Group Corp., 144A 9.25%, 10/15/24	$250,000	$237,500

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/1/24	162,000	174,555

Packaging & Containers — 2.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 2/15/25, 144A	650,000	680,469
5.25%, 8/15/27, 144A	225,000	227,812
Berry Global, Inc. 4.50%, 2/15/26, 144A	200,000	199,500
5.625%, 7/15/27, 144A	100,000	105,250
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	190,000	171,950
7.875%, 7/15/26, 144A	150,000	136,125
LABL Escrow Issuer LLC 6.75%, 7/15/26, 144A	250,000	257,500
10.50%, 7/15/27, 144A	200,000	202,500
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24, 144A	530,000	546,562
7.25%, 4/15/25, 144A	350,000	335,563
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A 7.00%, 7/15/24	250,000	258,906
Trivium Packaging Finance BV 5.50%, 8/15/26, 144A	325,000	344,500
8.50%, 8/15/27, 144A	215,000	231,663

		3,698,300

Transportation — 0.3%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/21 (a)	200,000	99,000
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23 (a)	150,000	133,875
XPO Logistics, Inc., 144A 6.75%, 8/15/24	250,000	270,000

		502,875

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 144A 6.50%, 10/1/25	100,000	103,250

Technology — 4.8%
Computers — 1.7%
Banff Merger Sub, Inc., 144A 9.75%, 9/1/26	450,000	411,750
Diebold Nixdorf, Inc. 8.50%, 4/15/24	125,000	117,344
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23 (a)	320,000	201,600
Harland Clarke Holdings Corp. 9.25%, 3/1/21, 144A (a)	250,000	235,000
8.375%, 8/15/22, 144A	200,000	159,500

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Computers (Continued)
NCR Corp. 5.00%, 7/15/22	$250,000	$252,955
6.375%, 12/15/23	75,000	77,526
5.75%, 9/1/27, 144A	150,000	158,971
6.125%, 9/1/29, 144A	150,000	159,768
Western Digital Corp. 4.75%, 2/15/26	700,000	718,165

		2,492,579

Office/Business Equipment — 0.4%
Pitney Bowes, Inc. 3.875%, 10/1/21	200,000	200,500
4.625%, 5/15/22	266,000	262,675
4.625%, 3/15/24	200,000	183,500

		646,675

Software — 2.7%
CDK Global, Inc. 5.875%, 6/15/26	100,000	106,585
4.875%, 6/1/27	200,000	207,648
5.25%, 5/15/29, 144A	150,000	155,062
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	370,000	373,778
Dun & Bradstreet Corp. 6.875%, 8/15/26, 144A	200,000	217,125
10.25%, 2/15/27, 144A	200,000	219,250
Infor US, Inc. 6.50%, 5/15/22	450,000	459,000
Informatica LLC, 144A 7.125%, 7/15/23	150,000	153,000
Nuance Communications, Inc. 5.625%, 12/15/26	200,000	211,250
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	390,000	359,775
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	500,000	532,500
SS&C Technologies, Inc., 144A 5.50%, 9/30/27	650,000	683,719
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 10.50%, 2/1/24 (a)	400,000	378,000

		4,056,692

Utilities — 2.3%
Electric — 1.8%
Calpine Corp. 5.375%, 1/15/23	300,000	304,851
5.875%, 1/15/24, 144A	200,000	204,772
5.50%, 2/1/24	150,000	151,686
5.75%, 1/15/25 (a)	500,000	509,375
5.25%, 6/1/26, 144A	360,000	365,850
Clearway Energy Operating LLC 5.375%, 8/15/24	70,000	72,012
5.75%, 10/15/25, 144A	225,000	235,411
Drax Finco PLC, 144A 6.625%, 11/1/25	100,000	103,750

	Principal Amount	Value
Electric (Continued)
InterGen NV, 144A 7.00%, 6/30/23	$260,000	$240,500
Talen Energy Supply LLC 10.50%, 1/15/26, 144A	400,000	364,600
7.25%, 5/15/27, 144A	100,000	99,750
6.625%, 1/15/28, 144A	100,000	97,250

		2,749,807

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	250,000	265,625
5.875%, 8/20/26	200,000	218,190
5.75%, 5/20/27	180,000	191,358

		675,173

TOTAL CORPORATE BONDS (Cost $149,083,250)		146,905,749

	Number of Shares
SECURITIES LENDING COLLATERAL — 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c) (Cost $9,810,481)	9,810,481	9,810,481

CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $2,360,073)	2,360,073	2,360,073

TOTAL INVESTMENTS — 105.6% (Cost $161,253,804)		$159,076,303
Other assets and liabilities, net — (5.6%)		(8,376,923)

NET ASSETS — 100.0%		$150,699,380

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
7,697,440	2,113,041(d)	—	—	—	173,444	—	9,810,481	9,810,481
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 2.09%(b)
—	20,469,442	(18,109,369)	—	—	22,171	—	2,360,073	2,360,073

7,697,440	22,582,483	(18,109,369)	—	—	195,615	—	12,170,554	12,170,554

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $10,694,071, which is 7.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,329,024.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$146,905,749	$—	$146,905,749
Short-Term Investments (e)	12,170,554	—	—	12,170,554

TOTAL	$12,170,554	$146,905,749	$—	$159,076,303

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2019

	Principal Amount	Value
CORPORATE BONDS — 99.5%
Basic Materials — 4.1%
Chemicals — 1.5%
Ashland LLC 4.75%, 8/15/22	$350,000	$369,148
Blue Cube Spinco LLC 9.75%, 10/15/23	225,000	247,500
10.00%, 10/15/25	200,000	225,500
CF Industries, Inc. 3.45%, 6/1/23	250,000	256,592
NOVA Chemicals Corp., 144A 4.875%, 6/1/24	400,000	412,000
PolyOne Corp. 5.25%, 3/15/23	225,000	242,719
PQ Corp., 144A 6.75%, 11/15/22	206,000	214,539
WR Grace & Co.-Conn, 144A 5.125%, 10/1/21	250,000	260,625

		2,228,623

Iron/Steel — 0.6%
Allegheny Technologies, Inc. 5.95%, 1/15/21	250,000	256,875
Cleveland-Cliffs, Inc., 144A 4.875%, 1/15/24	150,000	153,375
Steel Dynamics, Inc. 5.125%, 10/1/21	306,000	307,236
5.25%, 4/15/23	210,000	213,623

		931,109

Mining — 2.0%
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	250,000	258,437
5.125%, 3/15/23, 144A	150,000	156,375
5.125%, 5/15/24, 144A	200,000	209,250
Freeport-McMoRan, Inc. 3.55%, 3/1/22	643,000	646,215
6.875%, 2/15/23	275,000	290,015
3.875%, 3/15/23	655,000	663,450
4.55%, 11/14/24	270,000	273,324
Novelis Corp., 144A 6.25%, 8/15/24	300,000	315,000

		2,812,066

Communications — 20.3%
Advertising — 0.7%
Lamar Media Corp. 5.00%, 5/1/23	456,000	467,258
5.375%, 1/15/24	100,000	103,250
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.625%, 2/15/24	260,000	268,775
5.875%, 3/15/25	150,000	155,625

		994,908

Internet — 2.5%
Match Group, Inc., 144A 5.00%, 12/15/27	150,000	158,250

	Principal Amount	Value
Internet (Continued)
Netflix, Inc. 5.375%, 2/1/21	$190,000	$197,125
5.50%, 2/15/22	250,000	267,187
5.75%, 3/1/24 (a)	125,000	137,656
5.875%, 2/15/25	250,000	276,562
4.375%, 11/15/26	350,000	359,188
4.875%, 4/15/28	592,000	620,860
Symantec Corp. 4.20%, 9/15/20	300,000	304,410
3.95%, 6/15/22	125,000	127,677
VeriSign, Inc. 4.625%, 5/1/23	320,000	326,000
5.25%, 4/1/25	175,000	191,844
4.75%, 7/15/27	175,000	185,719
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/1/23	500,000	518,190

		3,670,668

Media — 9.4%
AMC Networks, Inc. 4.75%, 12/15/22	250,000	254,375
5.00%, 4/1/24	425,000	438,812
4.75%, 8/1/25	230,000	235,750
Cablevision Systems Corp. 5.875%, 9/15/22	250,000	268,050
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	200,000	200,750
5.25%, 9/30/22	500,000	505,937
4.00%, 3/1/23, 144A	130,000	131,625
5.125%, 5/1/23, 144A	550,000	564,025
5.75%, 9/1/23	280,000	286,188
5.75%, 1/15/24	342,000	350,550
5.875%, 4/1/24, 144A	550,000	574,062
5.375%, 5/1/25, 144A	275,000	286,344
5.75%, 2/15/26, 144A	855,000	907,369
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/22	700,000	715,169
Series A, 6.50%, 11/15/22	200,000	204,334
CSC Holdings LLC 6.75%, 11/15/21	293,000	317,172
5.125%, 12/15/21, 144A	300,000	301,125
5.125%, 12/15/21, 144A	150,000	150,562
5.375%, 7/15/23, 144A	400,000	412,104
7.75%, 7/15/25, 144A	175,000	188,344
6.625%, 10/15/25, 144A	290,000	311,193
10.875%, 10/15/25, 144A	580,000	659,388
5.50%, 5/15/26, 144A	500,000	530,000
DISH DBS Corp. 6.75%, 6/1/21	600,000	633,480
Nexstar Broadcasting, Inc. 5.875%, 11/15/22	98,000	99,960
Quebecor Media, Inc. 5.75%, 1/15/23	300,000	326,349
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	425,000	434,563
4.625%, 5/15/23, 144A	150,000	153,375
4.625%, 7/15/24, 144A	500,000	523,125

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Media (Continued)
5.375%, 4/15/25, 144A	$234,000	$243,653
5.375%, 7/15/26, 144A	350,000	371,000
TEGNA, Inc. 6.375%, 10/15/23	345,000	355,522
Tribune Media Co. 5.875%, 7/15/22	400,000	405,876
Unitymedia GmbH, 144A 6.125%, 1/15/25	400,000	418,700
Videotron Ltd. 5.00%, 7/15/22	271,000	285,228
5.375%, 6/15/24, 144A	300,000	325,125
5.125%, 4/15/27, 144A	125,000	131,875

		13,501,059

Telecommunications — 7.7%
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	500,000	528,125
Series T, 5.80%, 3/15/22	465,000	489,994
GTH Finance BV, 144A 7.25%, 4/26/23	200,000	222,760
Hughes Satellite Systems Corp. 7.625%, 6/15/21	350,000	378,875
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	350,000	355,250
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	175,000	203,219
8.00%, 2/15/24, 144A	440,000	459,250
Level 3 Financing, Inc. 5.375%, 8/15/22	575,000	577,516
5.625%, 2/1/23	100,000	101,971
5.125%, 5/1/23	280,000	285,611
5.375%, 1/15/24	230,000	234,600
Level 3 Parent LLC 5.75%, 12/1/22	200,000	202,000
Nokia OYJ 3.375%, 6/12/22	222,000	225,330
4.375%, 6/12/27	150,000	156,000
Qwest Corp. 6.75%, 12/1/21	325,000	350,722
Sprint Communications, Inc. 11.50%, 11/15/21	320,000	376,800
Sprint Corp. 7.25%, 9/15/21	800,000	862,560
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	325,000	337,405
T-Mobile USA, Inc. 6.00%, 3/1/23	400,000	408,000
6.50%, 1/15/24	350,000	365,652
6.00%, 4/15/24	350,000	365,750
6.375%, 3/1/25	660,000	685,080
5.125%, 4/15/25	370,000	386,861
6.50%, 1/15/26	575,000	619,562
4.50%, 2/1/26	300,000	312,375
5.375%, 4/15/27 (a)	250,000	271,408
4.75%, 2/1/28	475,000	501,709
VEON Holdings BV 3.95%, 6/16/21, 144A	300,000	304,191

	Principal Amount	Value
Telecommunications (Continued)
5.95%, 2/13/23, 144A	$300,000	$324,966
4.95%, 6/16/24, 144A	150,000	159,225

		11,052,767

Consumer, Cyclical — 14.8%
Airlines — 0.4%
Air Canada, 144A 7.75%, 4/15/21	150,000	161,338
American Airlines Group, Inc., 144A 5.00%, 6/1/22	250,000	260,313
United Airlines Holdings, Inc. 4.25%, 10/1/22	120,000	123,750

		545,401

Apparel — 0.6%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	318,000	334,297
4.875%, 5/15/26, 144A	300,000	317,754
Levi Strauss & Co. 5.00%, 5/1/25	200,000	209,000

		861,051

Auto Manufacturers — 0.6%
Allison Transmission, Inc., 144A 5.00%, 10/1/24	350,000	360,754
Fiat Chrysler Automobiles NV 5.25%, 4/15/23	525,000	562,700

		923,454

Auto Parts & Equipment — 0.2%
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	322,000	327,232

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc., 144A 5.875%, 5/15/26	200,000	212,750
HD Supply, Inc., 144A 5.375%, 10/15/26	250,000	267,550
LKQ Corp. 4.75%, 5/15/23	227,000	231,256

		711,556

Entertainment — 1.7%
Cinemark USA, Inc. 5.125%, 12/15/22	197,000	200,940
4.875%, 6/1/23	200,000	204,500
Eldorado Resorts, Inc. 6.00%, 4/1/25	324,000	345,060
6.00%, 9/15/26	100,000	109,875
International Game Technology PLC, 144A 6.25%, 2/15/22	450,000	478,125
Live Nation Entertainment, Inc., 144A 4.875%, 11/1/24	219,000	227,486
Scientific Games International, Inc. 10.00%, 12/1/22	382,000	397,758
Six Flags Entertainment Corp. 4.875%, 7/31/24, 144A	340,000	352,750
5.50%, 4/15/27, 144A	110,000	117,975

		2,434,469

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Food Service — 0.8%
Aramark Services, Inc. 5.125%, 1/15/24	$405,000	$418,592
5.00%, 4/1/25, 144A	125,000	129,456
4.75%, 6/1/26	300,000	308,250
5.00%, 2/1/28, 144A	300,000	312,375

		1,168,673

Home Builders — 2.4%
Brookfield Residential Properties, Inc., 144A 6.50%, 12/15/20	249,000	249,622
KB Home 7.00%, 12/15/21	200,000	217,676
Lennar Corp. 4.75%, 4/1/21	105,000	108,395
4.125%, 1/15/22	300,000	310,125
4.875%, 12/15/23	400,000	430,500
4.50%, 4/30/24	185,000	197,256
5.875%, 11/15/24	183,000	204,731
4.75%, 5/30/25	70,000	75,250
4.75%, 11/29/27	300,000	327,750
Meritage Homes Corp. 6.00%, 6/1/25	100,000	110,875
PulteGroup, Inc. 5.50%, 3/1/26	303,000	333,679
5.00%, 1/15/27	170,000	183,600
Toll Brothers Finance Corp. 5.875%, 2/15/22	150,000	160,125
4.375%, 4/15/23 (a)	159,000	166,553
4.875%, 3/15/27	150,000	163,500
4.35%, 2/15/28	138,000	144,900

		3,384,537

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	150,000	154,875

Housewares — 0.1%
Scotts Miracle-Gro Co. 6.00%, 10/15/23	150,000	155,885

Leisure Time — 0.4%
NCL Corp. Ltd., 144A 4.75%, 12/15/21	204,000	207,570
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	70,000	72,100
5.25%, 11/15/23, 144A	230,000	237,475

		517,145

Lodging — 3.8%
Boyd Gaming Corp. 6.875%, 5/15/23	300,000	312,309
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	347,000	354,807
5.125%, 5/1/26	500,000	529,000
4.875%, 1/15/30, 144A	300,000	321,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	280,000	289,800
4.875%, 4/1/27	250,000	264,062

	Principal Amount	Value
Lodging (Continued)
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	$250,000	$256,250
MGM Resorts International 6.625%, 12/15/21	525,000	572,250
7.75%, 3/15/22	250,000	281,308
6.00%, 3/15/23	365,000	402,413
5.75%, 6/15/25	350,000	387,198
4.625%, 9/1/26	150,000	156,000
5.50%, 4/15/27	400,000	434,500
Studio City Co. Ltd., 144A 7.25%, 11/30/21	400,000	410,000
Wyndham Destinations, Inc. 4.25%, 3/1/22	300,000	308,250
3.90%, 3/1/23	75,000	76,453
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23 (a)	180,000	185,895

		5,542,245

Retail — 3.2%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	480,000	483,000
4.25%, 5/15/24, 144A	500,000	517,380
5.00%, 10/15/25, 144A	800,000	828,000
Group 1 Automotive, Inc. 5.00%, 6/1/22	225,000	227,531
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/24, 144A	300,000	310,875
5.25%, 6/1/26, 144A	440,000	466,400
4.75%, 6/1/27, 144A	250,000	262,500
L Brands, Inc. 5.625%, 2/15/22	361,000	380,855
5.625%, 10/15/23	150,000	158,250
Penske Automotive Group, Inc. 5.75%, 10/1/22	150,000	152,340
QVC, Inc. 5.125%, 7/2/22	175,000	184,897
4.375%, 3/15/23	200,000	209,037
4.85%, 4/1/24	155,000	164,761
4.45%, 2/15/25	300,000	312,224

		4,658,050

Consumer, Non-cyclical — 19.1%
Agriculture — 0.2%
Darling Ingredients, Inc., 144A 5.25%, 4/15/27	200,000	213,750

Commercial Services — 3.9%
Brink’s Co., 144A 4.625%, 10/15/27	225,000	229,500
Gartner, Inc., 144A 5.125%, 4/1/25	276,000	290,142
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/1/23	400,000	414,000
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/1/21	425,000	427,295

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Commercial Services (Continued)
Refinitiv US Holdings, Inc., 144A 6.25%, 5/15/26	$425,000	$463,781
Service Corp. International 5.375%, 5/15/24	325,000	335,725
4.625%, 12/15/27	170,000	177,862
5.125%, 6/1/29	250,000	268,750
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	275,000	289,336
United Rentals North America, Inc. 4.625%, 7/15/23	300,000	307,688
5.50%, 7/15/25	268,000	280,395
4.625%, 10/15/25	425,000	438,685
5.875%, 9/15/26	300,000	322,875
6.50%, 12/15/26	350,000	381,938
5.50%, 5/15/27	50,000	53,838
4.875%, 1/15/28	750,000	789,375
WEX, Inc., 144A 4.75%, 2/1/23	150,000	151,500

		5,622,685

Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co. 4.70%, 5/24/22	310,000	317,362
First Quality Finance Co., Inc. 4.625%, 5/15/21, 144A	216,000	216,810
5.00%, 7/1/25, 144A	150,000	156,000

		690,172

Food — 2.4%
B&G Foods, Inc. 4.625%, 6/1/21	250,000	251,750
JBS USA LUX SA / JBS USA Finance, Inc. 5.875%, 7/15/24, 144A	400,000	412,750
5.75%, 6/15/25, 144A	400,000	417,504
Lamb Weston Holdings, Inc. 4.625%, 11/1/24, 144A	275,000	288,863
4.875%, 11/1/26, 144A	285,000	298,894
Pilgrim’s Pride Corp., 144A 5.75%, 3/15/25	300,000	312,750
Post Holdings, Inc. 5.50%, 3/1/25, 144A	390,000	409,500
5.00%, 8/15/26, 144A	575,000	601,594
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	225,000	234,281
US Foods, Inc., 144A 5.875%, 6/15/24	180,000	186,746

		3,414,632

Healthcare-Products — 1.7%
Avantor, Inc. 6.00%, 10/1/24, 144A	530,000	569,750
9.00%, 10/1/25, 144A	650,000	732,875
Hill-Rom Holdings, Inc., 144A 5.75%, 9/1/23	150,000	155,250
Hologic, Inc. 4.375%, 10/15/25, 144A	450,000	462,375
4.625%, 2/1/28, 144A	50,000	51,937

	Principal Amount	Value
Healthcare-Products (Continued)
Teleflex, Inc. 4.875%, 6/1/26	$354,000	$374,695
4.625%, 11/15/27	50,000	53,057

		2,399,939

Healthcare-Services — 7.8%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	250,000	256,560
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26, 144A	175,000	178,500
5.00%, 7/15/27, 144A	150,000	157,516
Centene Corp. 5.625%, 2/15/21	470,000	477,050
4.75%, 5/15/22	225,000	231,417
6.125%, 2/15/24	425,000	445,931
4.75%, 1/15/25	445,000	462,800
5.375%, 6/1/26, 144A	600,000	642,930
Charles River Laboratories International, Inc., 144A 5.50%, 4/1/26	150,000	160,860
Encompass Health Corp. 5.75%, 11/1/24	344,000	349,590
HCA Healthcare, Inc. 6.25%, 2/15/21	413,000	434,848
HCA, Inc. 7.50%, 2/15/22	555,000	622,882
5.875%, 5/1/23	400,000	442,750
5.375%, 2/1/25	875,000	973,437
5.875%, 2/15/26	525,000	600,206
5.375%, 9/1/26	350,000	391,125
5.625%, 9/1/28	540,000	615,769
5.875%, 2/1/29	375,000	432,188
Molina Healthcare, Inc. 5.375%, 11/15/22	250,000	268,135
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/1/23	301,000	321,972
Tenet Healthcare Corp. 4.625%, 7/15/24	600,000	619,500
4.625%, 9/1/24, 144A	200,000	206,250
4.875%, 1/1/26, 144A	750,000	771,638
5.125%, 11/1/27, 144A	500,000	517,500
WellCare Health Plans, Inc. 5.25%, 4/1/25	450,000	472,860
5.375%, 8/15/26, 144A	250,000	267,188

		11,321,402

Household Products/Wares — 0.4%
Prestige Brands, Inc. 5.375%, 12/15/21, 144A	125,000	126,719
6.375%, 3/1/24, 144A	150,000	157,875
Spectrum Brands, Inc. 5.75%, 7/15/25	329,000	343,805

		628,399

Pharmaceuticals — 2.2%
Bausch Health Cos., Inc. 6.50%, 3/15/22, 144A	485,000	502,727
5.50%, 3/1/23, 144A	102,000	103,402

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Pharmaceuticals (Continued)
5.875%, 5/15/23, 144A	$272,000	$276,420
7.00%, 3/15/24, 144A	700,000	741,062
5.50%, 11/1/25, 144A	550,000	578,864
5.75%, 8/15/27, 144A	300,000	322,500
Elanco Animal Health, Inc. 3.912%, 8/27/21	175,000	178,417
4.272%, 8/28/23	250,000	261,956
4.90%, 8/28/28	250,000	272,654

		3,238,002

Energy — 13.0%
Coal — 0.2%
Peabody Energy Corp. 6.00%, 3/31/22, 144A	175,000	180,359
6.375%, 3/31/25, 144A	170,000	177,544

		357,903

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A 4.25%, 1/31/23	158,000	162,685

Oil & Gas — 6.2%
Aker BP ASA 6.00%, 7/1/22, 144A	100,000	103,050
4.75%, 6/15/24, 144A	250,000	256,250
5.875%, 3/31/25, 144A	200,000	211,600
Antero Resources Corp. 5.375%, 11/1/21	325,000	316,062
Baytex Energy Corp., 144A 5.125%, 6/1/21	136,000	135,320
Callon Petroleum Co. 6.125%, 10/1/24	235,000	229,125
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	108,000	108,945
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	345,000	342,844
Diamondback Energy, Inc. 4.75%, 11/1/24	436,000	450,715
5.375%, 5/31/25	300,000	315,750
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	150,000	156,562
5.75%, 1/30/28, 144A	205,000	215,762
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/1/24, 144A	150,000	139,125
5.75%, 10/1/25, 144A	200,000	187,500
Matador Resources Co. 5.875%, 9/15/26	350,000	340,813
Murphy Oil Corp. 4.00%, 6/1/22	200,000	201,000
4.20%, 12/1/22	250,000	253,750
6.875%, 8/15/24	150,000	157,920
5.75%, 8/15/25	190,000	193,268
Nabors Industries, Inc. 4.625%, 9/15/21	200,000	191,500
Parkland Fuel Corp. 6.00%, 4/1/26, 144A	175,000	184,406
5.875%, 7/15/27, 144A	175,000	184,188

	Principal Amount	Value
Oil & Gas (Continued)
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/1/24, 144A	$140,000	$145,600
5.375%, 1/15/25, 144A	250,000	256,250
5.25%, 8/15/25, 144A	400,000	408,000
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	245,000	254,717
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	150,000	154,875
Puma International Financing SA 5.125%, 10/6/24, 144A	200,000	187,530
5.00%, 1/24/26, 144A	250,000	232,543
Range Resources Corp. 5.75%, 6/1/21	150,000	149,250
Seven Generations Energy Ltd. 6.75%, 5/1/23, 144A	250,000	251,875
6.875%, 6/30/23, 144A	150,000	152,655
5.375%, 9/30/25, 144A	200,000	192,250
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	350,000	358,750
5.50%, 2/15/26	200,000	208,000
6.00%, 4/15/27	275,000	290,125
WPX Energy, Inc. 6.00%, 1/15/22	300,000	309,750
5.25%, 9/15/24	250,000	255,000
5.75%, 6/1/26 (a)	200,000	208,250

		8,890,875

Oil & Gas Services — 0.3%
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	250,000	257,500
6.875%, 9/1/27, 144A	200,000	206,716

		464,216

Pipelines — 6.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	200,000	189,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	250,000	252,500
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	400,000	462,500
5.875%, 3/31/25	500,000	558,750
5.125%, 6/30/27	500,000	553,750
Cheniere Energy Partners LP 5.25%, 10/1/25	530,000	549,875
5.625%, 10/1/26	386,000	409,160
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	115,000	117,587
5.75%, 4/1/25 (a)	225,000	231,187
5.625%, 5/1/27, 144A	200,000	200,436
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	250,000	256,875
3.875%, 3/15/23	150,000	152,250
5.375%, 7/15/25	276,000	292,560
5.125%, 5/15/29	200,000	205,260

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Pipelines (Continued)
EnLink Midstream LLC 5.375%, 6/1/29	$175,000	$171,675
EnLink Midstream Partners LP 4.40%, 4/1/24	320,000	318,000
4.85%, 7/15/26	306,000	301,027
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/1/22	300,000	304,380
6.00%, 5/15/23	125,000	124,687
NuStar Logistics LP 4.80%, 9/1/20	120,000	122,100
6.00%, 6/1/26	150,000	161,250
5.625%, 4/28/27	200,000	208,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/1/23, 144A	150,000	149,250
5.50%, 9/15/24, 144A	263,000	257,740
5.50%, 1/15/28, 144A	250,000	236,563
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/1/23	200,000	203,938
4.25%, 11/15/23	150,000	150,375
6.75%, 3/15/24	95,000	98,919
5.125%, 2/1/25	200,000	206,000
5.875%, 4/15/26	390,000	409,988
5.375%, 2/1/27	350,000	362,880
6.50%, 7/15/27, 144A	250,000	271,875
5.00%, 1/15/28	195,000	196,463
6.875%, 1/15/29, 144A	200,000	221,500

		8,909,550

Financial — 9.4%
Banks — 1.0%
CIT Group, Inc. 4.125%, 3/9/21	250,000	255,937
5.00%, 8/15/22	325,000	347,292
5.00%, 8/1/23	261,000	283,837
4.75%, 2/16/24	200,000	215,250
5.25%, 3/7/25	120,000	134,700
6.125%, 3/9/28	150,000	179,813

		1,416,829

Diversified Financial Services — 3.5%
Ally Financial, Inc. 7.50%, 9/15/20	430,000	453,112
3.875%, 5/21/24	250,000	264,062
5.125%, 9/30/24	350,000	393,312
4.625%, 3/30/25	275,000	302,156
5.75%, 11/20/25	350,000	402,062
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 3/15/22	203,000	211,628
Navient Corp. 5.00%, 10/26/20	300,000	307,875
5.875%, 3/25/21	200,000	210,250
6.625%, 7/26/21	375,000	402,188
Series MTN, 7.25%, 1/25/22	120,000	132,000
6.50%, 6/15/22	250,000	271,250

	Principal Amount	Value
Diversified Financial Services (Continued)
Springleaf Finance Corp. 8.25%, 12/15/20	$350,000	$375,323
7.75%, 10/1/21	300,000	328,875
6.125%, 5/15/22	300,000	324,750
5.625%, 3/15/23	281,000	302,778
6.125%, 3/15/24	400,000	437,000

		5,118,621

Real Estate Investment Trusts — 4.4%
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	200,000	207,000
5.375%, 3/15/27	170,000	181,262
Equinix, Inc. 5.375%, 1/1/22	620,000	637,050
5.75%, 1/1/25	175,000	183,094
5.875%, 1/15/26	350,000	373,187
5.375%, 5/15/27	400,000	433,132
ESH Hospitality, Inc., 144A 5.25%, 5/1/25	410,000	424,862
Iron Mountain, Inc., 144A 4.375%, 6/1/21	400,000	404,000
iStar, Inc. 4.625%, 9/15/20	150,000	152,250
5.25%, 9/15/22	133,000	136,657
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	335,000	367,244
4.50%, 9/1/26	180,000	189,450
5.75%, 2/1/27, 144A	250,000	276,300
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	150,000	157,313
5.25%, 8/1/26	465,000	493,040
5.00%, 10/15/27	279,000	298,530
SBA Communications Corp. 4.875%, 7/15/22	150,000	152,715
4.00%, 10/1/22	350,000	357,875
4.875%, 9/1/24	350,000	363,563
Starwood Property Trust, Inc. 3.625%, 2/1/21	150,000	151,500
5.00%, 12/15/21	325,000	338,000

		6,278,024

Venture Capital — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/22	344,000	350,880
6.25%, 2/1/22	420,000	433,650

		784,530

Industrial — 10.7%
Aerospace/Defense — 2.3%
Arconic, Inc. 5.40%, 4/15/21	300,000	309,255
5.87%, 2/23/22	350,000	373,924
5.125%, 10/1/24	368,000	392,421
Bombardier, Inc., 144A 8.75%, 12/1/21	300,000	326,625

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Aerospace/Defense (Continued)
TransDigm, Inc. 6.00%, 7/15/22	$400,000	$407,500
6.25%, 3/15/26, 144A	1,350,000	1,459,660

		3,269,385

Building Materials — 0.8%
Standard Industries, Inc. 5.50%, 2/15/23, 144A	150,000	154,125
5.375%, 11/15/24, 144A	385,000	397,513
6.00%, 10/15/25, 144A	425,000	448,906
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	176,000	179,740

		1,180,284

Electronics — 1.1%
ADT Security Corp. 6.25%, 10/15/21	195,000	208,163
3.50%, 7/15/22	410,000	412,562
4.125%, 6/15/23	250,000	254,609
Itron, Inc., 144A 5.00%, 1/15/26	150,000	153,750
Sensata Technologies BV 4.875%, 10/15/23, 144A	215,000	226,363
5.625%, 11/1/24, 144A	100,000	109,000
5.00%, 10/1/25, 144A	220,000	234,300

		1,598,747

Engineering & Construction — 0.6%
AECOM 5.875%, 10/15/24	349,000	378,229
5.125%, 3/15/27	300,000	314,856
MasTec, Inc. 4.875%, 3/15/23	125,000	127,500

		820,585

Environmental Control — 0.5%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	200,000	210,500
Clean Harbors, Inc., 144A 4.875%, 7/15/27	200,000	212,000
Covanta Holding Corp. 5.875%, 3/1/24	150,000	154,500
Stericycle, Inc., 144A 5.375%, 7/15/24	150,000	154,125

		731,125

Hand/Machine Tools — 0.3%
Colfax Corp. 6.00%, 2/15/24, 144A	200,000	214,000
6.375%, 2/15/26, 144A	150,000	163,313

		377,313

Machinery-Diversified — 0.1%
Welbilt, Inc. 9.50%, 2/15/24	150,000	161,625

	Principal Amount	Value
Packaging & Containers — 4.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	$310,000	$315,037
4.625%, 5/15/23, 144A	300,000	307,788
4.125%, 8/15/26, 144A	150,000	152,059
Ball Corp. 4.375%, 12/15/20	514,000	526,850
5.00%, 3/15/22	200,000	212,500
4.00%, 11/15/23	150,000	158,812
5.25%, 7/1/25	500,000	562,500
4.875%, 3/15/26	200,000	220,000
Berry Global, Inc. 5.50%, 5/15/22	175,000	178,596
5.125%, 7/15/23	350,000	360,063
4.875%, 7/15/26, 144A	425,000	447,313
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	305,000	321,013
Graphic Packaging International LLC 4.75%, 4/15/21	181,000	186,204
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	170,000	174,675
5.875%, 8/15/23, 144A	250,000	267,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	1,066,018	1,070,016
5.125%, 7/15/23, 144A	575,000	592,566
Sealed Air Corp. 6.50%, 12/1/20, 144A	100,000	103,500
5.125%, 12/1/24, 144A	225,000	242,156
5.50%, 9/15/25, 144A	200,000	217,500

		6,616,336

Transportation — 0.3%
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	454,000	465,091
6.125%, 9/1/23, 144A	50,000	51,825

		516,916

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 144A 6.75%, 3/15/22	150,000	156,375

Technology — 4.4%
Computers — 1.4%
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	567,000	576,570
7.125%, 6/15/24, 144A	673,000	709,493
Dell, Inc. 4.625%, 4/1/21	100,000	102,437
EMC Corp. 3.375%, 6/1/23	350,000	347,199
Leidos Holdings, Inc. 4.45%, 12/1/20	200,000	204,414

		1,940,113

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Office/Business Equipment — 0.9%
CDW LLC / CDW Finance Corp. 5.00%, 9/1/23	$150,000	$153,563
5.50%, 12/1/24	200,000	218,750
5.00%, 9/1/25	250,000	262,031
Xerox Corp. 4.50%, 5/15/21	400,000	412,000
4.125%, 3/15/23	300,000	306,750

		1,353,094

Semiconductors — 0.2%
Qorvo, Inc. 5.50%, 7/15/26	300,000	321,006

Software — 1.9%
CDK Global, Inc. 5.00%, 10/15/24	180,000	189,900
IQVIA, Inc. 5.00%, 10/15/26, 144A	375,000	397,031
5.00%, 5/15/27, 144A	200,000	211,750
MSCI, Inc. 5.25%, 11/15/24, 144A	425,000	443,360
5.75%, 8/15/25, 144A	150,000	158,250
5.375%, 5/15/27, 144A	354,000	381,612
Open Text Corp. 5.625%, 1/15/23, 144A	250,000	257,500
5.875%, 6/1/26, 144A	230,000	246,376
TIBCO Software, Inc., 144A 11.375%, 12/1/21	350,000	367,719

		2,653,498

Utilities — 3.7%
Electric — 3.5%
AES Corp. 4.00%, 3/15/21	100,000	102,386
4.50%, 3/15/23	50,000	51,520
4.875%, 5/15/23	310,000	315,037
5.50%, 4/15/25	185,000	193,562
6.00%, 5/15/26	300,000	322,797
5.125%, 9/1/27	200,000	214,906
Calpine Corp., 144A 6.00%, 1/15/22	300,000	303,234
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	230,000	236,900
4.25%, 9/15/24, 144A (a)	325,000	338,244
4.50%, 9/15/27, 144A	105,000	108,281
NRG Energy, Inc. 7.25%, 5/15/26	300,000	330,000
6.625%, 1/15/27	471,000	510,446
5.75%, 1/15/28	256,000	276,800
5.25%, 6/15/29, 144A	250,000	267,080
Vistra Energy Corp. 5.875%, 6/1/23	200,000	204,750
Vistra Operations Co. LLC 5.50%, 9/1/26, 144A	325,000	342,063
5.625%, 2/15/27, 144A	450,000	478,125
5.00%, 7/31/27, 144A	450,000	465,750

		5,061,881

	Principal Amount	Value
Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	$225,000	$239,906

TOTAL CORPORATE BONDS (Cost $139,858,144)		143,486,176

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c) (Cost $1,219,663)	1,219,663	1,219,663

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $1,864,770)	1,864,770	1,864,770

TOTAL INVESTMENTS — 101.6% (Cost $142,942,577)		$146,570,609
Other assets and liabilities, net — (1.6%)		(2,291,732)

NET ASSETS — 100.0%		$144,278,877

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
2,990,054	—	(1,770,391	)(d)	—	—	15,389	—	1,219,663	1,219,663

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	23,711,673	(21,846,903)		—	—	31,675	—	1,864,770	1,864,770

2,990,054	23,711,673	(23,617,294)		—	—	47,064	—	3,084,433	3,084,433

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $1,488,709, which is 1.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $320,999.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$143,486,176	$—	$143,486,176
Short-Term Investments (e)	3,084,433	—	—	3,084,433

TOTAL	$3,084,433	$143,486,176	$—	$146,570,609

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2019

	Principal Amount	Value
CORPORATE BONDS — 99.7%
Basic Materials — 4.5%
Chemicals — 1.7%
Ashland LLC 4.75%, 8/15/22	$57,000	$60,118
CF Industries, Inc. 3.45%, 6/1/23	50,000	51,318
Chemours Co. 6.625%, 5/15/23 (a)	54,000	55,148
NOVA Chemicals Corp. 5.25%, 8/1/23, 144A	27,000	27,621
4.875%, 6/1/24, 144A	50,000	51,500
OCI NV, 144A 6.625%, 4/15/23	44,000	46,640
PolyOne Corp. 5.25%, 3/15/23	32,000	34,520
WR Grace & Co.-Conn, 144A 5.125%, 10/1/21	49,000	51,083

		377,948

Iron/Steel — 0.6%
AK Steel Corp. 7.625%, 10/1/21 (a)	31,000	30,961
Allegheny Technologies, Inc. 5.95%, 1/15/21	29,000	29,797
7.875%, 8/15/23	27,000	29,059
Steel Dynamics, Inc. 5.125%, 10/1/21	38,000	38,154

		127,971

Mining — 2.2%
Aleris International, Inc., 144A 10.75%, 7/15/23 (a)	30,000	31,650
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	61,000	63,059
5.125%, 3/15/23, 144A	50,000	52,125
5.125%, 5/15/24, 144A	20,000	20,925
Freeport-McMoRan, Inc. 3.55%, 3/1/22	100,000	100,500
6.875%, 2/15/23	39,000	41,129
3.875%, 3/15/23	102,000	103,316
Hudbay Minerals, Inc., 144A 7.25%, 1/15/23	50,000	51,805
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	32,000	33,610

		498,119

Communications — 22.9%
Advertising — 0.2%
Lamar Media Corp. 5.00%, 5/1/23	49,000	50,210

Internet — 1.5%
Netflix, Inc. 5.375%, 2/1/21	27,000	28,012
5.50%, 2/15/22	38,000	40,613
5.75%, 3/1/24	25,000	27,531
Symantec Corp. 4.20%, 9/15/20	39,000	39,573
3.95%, 6/15/22	22,000	22,471

	Principal Amount	Value
Internet (Continued)
Uber Technologies, Inc., 144A 7.50%, 11/1/23	$50,000	$52,375
VeriSign, Inc. 4.625%, 5/1/23	39,000	39,731
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/1/23	75,000	77,729

		328,035

Media — 9.1%
Altice Financing SA, 144A 6.625%, 2/15/23	100,000	103,375
Altice Luxembourg SA, 144A 7.75%, 5/15/22	100,000	102,802
AMC Networks, Inc. 4.75%, 12/15/22	58,000	59,015
5.00%, 4/1/24	55,000	56,787
Cablevision Systems Corp. 8.00%, 4/15/20	27,000	27,844
5.875%, 9/15/22	20,000	21,444
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	166,000	167,971
4.00%, 3/1/23, 144A	105,000	106,312
5.875%, 4/1/24, 144A	100,000	104,375
Cengage Learning, Inc., 144A 9.50%, 6/15/24	33,000	30,773
Clear Channel Worldwide Holdings, Inc. Series B, 6.50%, 11/15/22	106,000	108,297
Series A, 6.50%, 11/15/22	40,000	40,867
9.25%, 2/15/24, 144A	101,000	110,974
CSC Holdings LLC 6.75%, 11/15/21	79,000	85,517
5.125%, 12/15/21, 144A	30,000	30,113
5.375%, 7/15/23, 144A	50,000	51,513
5.25%, 6/1/24	50,000	53,625
DISH DBS Corp. 7.875%, 9/1/19	71,000	71,000
5.125%, 5/1/20	10,000	10,138
6.75%, 6/1/21	107,000	112,971
5.875%, 7/15/22	91,000	94,526
5.00%, 3/15/23	105,000	103,425
Quebecor Media, Inc. 5.75%, 1/15/23	69,000	75,060
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	70,000	71,575
4.625%, 5/15/23, 144A	50,000	51,125
TEGNA, Inc. 6.375%, 10/15/23	35,000	36,068
Tribune Media Co. 5.875%, 7/15/22	52,000	52,764
Univision Communications, Inc., 144A 5.125%, 5/15/23	64,000	63,520

		2,003,776

Telecommunications — 12.1%
CenturyLink, Inc. Series V, 5.625%, 4/1/20	54,000	55,147
Series S, 6.45%, 6/15/21	66,000	69,712

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Telecommunications (Continued)
Series T, 5.80%, 3/15/22	$74,000	$77,977
Series W, 6.75%, 12/1/23 (a)	20,000	21,725
Series Y, 7.50%, 4/1/24 (a)	50,000	55,624
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	50,000	45,875
CommScope, Inc. 5.00%, 6/15/21, 144A	8,000	8,030
5.50%, 3/1/24, 144A	66,000	67,238
5.50%, 6/15/24, 144A	55,000	52,319
Consolidated Communications, Inc. 6.50%, 10/1/22 (a)	22,000	20,680
Frontier Communications Corp. 8.75%, 4/15/22	27,000	14,175
10.50%, 9/15/22	83,000	43,471
7.125%, 1/15/23	71,000	36,565
7.625%, 4/15/24	50,000	25,265
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	50,000	52,313
Hughes Satellite Systems Corp. 7.625%, 6/15/21	49,000	53,043
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	150,000	152,250
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	66,000	59,070
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	49,000	56,901
5.50%, 8/1/23	96,000	87,840
Intelsat Luxembourg SA 7.75%, 6/1/21 (a)	22,000	21,010
8.125%, 6/1/23 (a)	57,000	45,600
Level 3 Financing, Inc. 5.375%, 8/15/22	54,000	54,236
5.625%, 2/1/23	27,000	27,532
5.125%, 5/1/23	53,000	54,062
5.375%, 1/15/24	49,000	49,980
Level 3 Parent LLC 5.75%, 12/1/22	32,000	32,320
Nokia OYJ 3.375%, 6/12/22	27,000	27,405
Qwest Corp. 6.75%, 12/1/21	51,000	55,036
Sprint Communications, Inc. 7.00%, 3/1/20, 144A	54,000	55,215
7.00%, 8/15/20	80,000	83,240
11.50%, 11/15/21	54,000	63,585
6.00%, 11/15/22	121,000	129,091
Sprint Corp. 7.25%, 9/15/21	120,000	129,384
7.875%, 9/15/23	223,000	251,433
7.125%, 6/15/24	131,000	145,143
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	54,000	56,061
T-Mobile USA, Inc. 4.00%, 4/15/22	79,000	81,519
6.00%, 3/1/23	56,000	57,120
VEON Holdings BV, 144A 3.95%, 6/16/21	200,000	202,794

		2,676,986

	Principal Amount	Value
Consumer, Cyclical — 13.6%
Airlines — 1.2%
American Airlines Group, Inc. 5.50%, 10/1/19, 144A	$90,000	$90,585
4.625%, 3/1/20, 144A	77,000	77,866
United Airlines Holdings, Inc. 4.25%, 10/1/22	50,000	51,563
Virgin Australia Holdings Ltd., 144A 8.50%, 11/15/19	52,000	52,221

		272,235

Apparel — 0.1%
Hanesbrands, Inc., 144A 4.625%, 5/15/24	25,000	26,281

Auto Manufacturers — 2.0%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	100,000	101,250
5.25%, 4/15/23	50,000	53,590
Jaguar Land Rover Automotive PLC 4.25%, 11/15/19, 144A	50,000	49,856
3.50%, 3/15/20, 144A (a)	230,000	229,713

		434,409

Auto Parts & Equipment — 0.4%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	40,000	40,450
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	51,000	51,829

		92,279

Distribution/Wholesale — 0.2%
Anixter, Inc. 5.125%, 10/1/21	5,000	5,244
LKQ Corp. 4.75%, 5/15/23	32,000	32,600

		37,844

Entertainment — 0.9%
Cinemark USA, Inc. 5.125%, 12/15/22	22,000	22,440
4.875%, 6/1/23	40,000	40,900
International Game Technology PLC, 144A 6.25%, 2/15/22	90,000	95,625
Lions Gate Capital Holdings LLC, 144A 6.375%, 2/1/24	25,000	26,467
Scientific Games International, Inc. 10.00%, 12/1/22	19,000	19,784

		205,216

Food Service — 0.2%
Aramark Services, Inc. 5.125%, 1/15/24	45,000	46,510

Home Builders — 1.7%
Beazer Homes USA, Inc. 8.75%, 3/15/22	47,000	49,232
K Hovnanian Enterprises, Inc. 10.00%, 7/15/22, 144A	23,000	19,550
10.50%, 7/15/24, 144A	20,000	15,800

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Home Builders (Continued)
KB Home 7.00%, 12/15/21	$24,000	$26,121
Lennar Corp. 4.50%, 11/15/19	20,000	20,062
4.125%, 1/15/22	76,000	78,565
4.75%, 11/15/22	40,000	42,350
4.50%, 4/30/24	50,000	53,313
Mattamy Group Corp., 144A 6.875%, 12/15/23	20,000	20,925
Toll Brothers Finance Corp. 4.375%, 4/15/23 (a)	56,000	58,660

		384,578

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	24,000	24,780

Leisure Time — 0.4%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/1/22 (a)	27,000	24,098
Sabre GLBL, Inc., 144A 5.375%, 4/15/23	58,000	59,740

		83,838

Lodging — 2.7%
Boyd Gaming Corp. 6.875%, 5/15/23	40,000	41,641
Diamond Resorts International, Inc., 144A 7.75%, 9/1/23	27,000	27,304
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	39,000	39,975
MGM Resorts International 6.625%, 12/15/21 (a)	79,000	86,110
7.75%, 3/15/22	58,000	65,263
6.00%, 3/15/23	126,000	138,915
Studio City Co. Ltd., 144A 7.25%, 11/30/21	60,000	61,500
Wyndham Destinations, Inc. 4.25%, 3/1/22	80,000	82,200
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23 (a)	49,000	50,605

		593,513

Retail — 3.7%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	36,000	36,225
4.25%, 5/15/24, 144A (a)	175,000	181,083
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21 (a)	27,000	23,085
6.75%, 1/15/22	25,000	21,250
6.75%, 6/15/23 (a)	27,000	22,815
Group 1 Automotive, Inc. 5.00%, 6/1/22	40,000	40,450
JC Penney Corp., Inc., 144A 5.875%, 7/1/23	27,000	22,815
L Brands, Inc. 5.625%, 2/15/22	34,000	35,870
5.625%, 10/15/23	50,000	52,750

	Principal Amount	Value
Retail (Continued)
Penske Automotive Group, Inc. 5.75%, 10/1/22	$79,000	$80,232
PetSmart, Inc., 144A 7.125%, 3/15/23	101,000	94,435
QVC, Inc. 5.125%, 7/2/22	119,000	125,730
Rite Aid Corp., 144A 6.125%, 4/1/23	92,000	74,635

		811,375

Consumer, Non-cyclical — 19.2%
Commercial Services — 3.2%
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	30,000	26,025
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	25,000	25,144
APX Group, Inc. 8.75%, 12/1/20 (a)	25,000	23,875
7.875%, 12/1/22	72,000	68,850
Hertz Corp. 7.625%, 6/1/22, 144A	66,000	68,808
6.25%, 10/15/22	32,000	32,520
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/1/23	59,000	61,065
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/1/21	33,000	33,178
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/1/20	40,000	40,082
5.00%, 4/15/22, 144A	123,000	124,230
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 5/15/23, 144A	37,000	38,979
5.25%, 4/15/24, 144A	45,000	46,593
Service Corp. International 5.375%, 5/15/24	50,000	51,650
United Rentals North America, Inc. 4.625%, 7/15/23	54,000	55,384
WEX, Inc., 144A 4.75%, 2/1/23	22,000	22,220

		718,603

Cosmetics/Personal Care — 0.5%
Avon Products, Inc. 7.00%, 3/15/23 (a)	26,000	26,975
Edgewell Personal Care Co. 4.70%, 5/24/22	39,000	39,926
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	27,000	24,705
6.25%, 8/1/24	25,000	14,500

		106,106

Food — 1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 6.625%, 6/15/24	50,000	52,625
B&G Foods, Inc. 4.625%, 6/1/21	40,000	40,280
JBS Investments GmbH, 144A 6.25%, 2/5/23	50,000	51,237

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Food (Continued)
JBS USA LUX SA / JBS USA Finance, Inc., 144A 5.875%, 7/15/24	$50,000	$51,594
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	32,000	33,320

		229,056

Healthcare-Products — 0.5%
Hill-Rom Holdings, Inc., 144A 5.75%, 9/1/23	18,000	18,630
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	69,000	66,930
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	24,000	24,480

		110,040

Healthcare-Services — 9.2%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	35,000	35,918
Centene Corp. 5.625%, 2/15/21	151,000	153,265
4.75%, 5/15/22	52,000	53,483
CHS/Community Health Systems, Inc. 5.125%, 8/1/21 (a)	84,000	84,315
6.875%, 2/1/22 (a)	150,000	104,581
6.25%, 3/31/23	133,000	129,190
9.875%, 6/30/23, 144A	94,000	78,725
8.625%, 1/15/24, 144A	56,000	56,140
8.125%, 6/30/24, 144A	70,000	53,550
DaVita, Inc. 5.125%, 7/15/24	100,000	101,971
HCA Healthcare, Inc. 6.25%, 2/15/21	204,000	214,792
HCA, Inc. 7.50%, 2/15/22	87,000	97,641
5.875%, 5/1/23	66,000	73,054
MEDNAX, Inc., 144A 5.25%, 12/1/23	50,000	50,375
Molina Healthcare, Inc. 5.375%, 11/15/22	38,000	40,757
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	80,000	71,905
Quorum Health Corp. 11.625%, 4/15/23 (a)	22,000	19,250
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/1/23	74,000	79,156
Tenet Healthcare Corp. 4.75%, 6/1/20	27,000	27,472
4.50%, 4/1/21	46,000	47,633
4.375%, 10/1/21	57,000	59,480
8.125%, 4/1/22	129,000	139,468
6.75%, 6/15/23	100,000	103,125
4.625%, 7/15/24	150,000	154,875

		2,030,121

	Principal Amount	Value
Household Products/Wares — 0.3%
Prestige Brands, Inc. 5.375%, 12/15/21, 144A	$50,000	$50,688
6.375%, 3/1/24, 144A	10,000	10,525

		61,213

Pharmaceuticals — 4.5%
Bausch Health Cos., Inc. 6.50%, 3/15/22, 144A	66,000	68,412
5.50%, 3/1/23, 144A	32,000	32,440
5.875%, 5/15/23, 144A	81,000	82,316
7.00%, 3/15/24, 144A	150,000	158,799
Elanco Animal Health, Inc. 4.272%, 8/28/23	89,000	93,257
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A 6.00%, 7/15/23	68,000	45,220
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A (a)	28,000	21,910
5.75%, 8/1/22, 144A (a)	64,000	37,440
5.625%, 10/15/23, 144A (a)	40,000	20,600
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21	220,000	206,800
2.80%, 7/21/23	275,000	232,375

		999,569

Energy — 10.5%
Coal — 0.1%
Peabody Energy Corp., 144A 6.00%, 3/31/22	27,000	27,827

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC, 144A 4.25%, 1/31/23	39,000	40,156

Oil & Gas — 6.9%
Antero Resources Corp. 5.375%, 11/1/21	54,000	52,515
5.125%, 12/1/22	94,000	86,950
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/1/22	52,000	52,650
Baytex Energy Corp. 5.125%, 6/1/21, 144A	20,000	19,900
5.625%, 6/1/24, 144A	25,000	23,375
Bruin E&P Partners LLC, 144A 8.875%, 8/1/23	22,000	15,785
California Resources Corp., 144A 8.00%, 12/15/22 (a)	108,000	62,640
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 (a)	49,000	48,632
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	35,000	33,652
Chesapeake Energy Corp. 4.875%, 4/15/22 (a)	24,000	20,010
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	39,000	39,341

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Oil & Gas (Continued)
CNX Resources Corp. 5.875%, 4/15/22	$47,000	$45,707
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	25,000	22,875
9.25%, 3/31/22, 144A	24,000	20,280
7.75%, 2/15/24, 144A	30,000	21,156
EP Energy LLC / Everest Acquisition Finance, Inc., 144A 9.375%, 5/1/24	50,000	4,000
Extraction Oil & Gas, Inc., 144A 7.375%, 5/15/24	15,000	11,325
MEG Energy Corp. 6.375%, 1/30/23, 144A (a)	43,000	40,796
7.00%, 3/31/24, 144A	45,000	43,031
Murphy Oil Corp. 4.20%, 12/1/22	74,000	75,110
Nabors Industries, Inc. 4.625%, 9/15/21	38,000	36,385
5.50%, 1/15/23 (a)	32,000	28,680
Oasis Petroleum, Inc. 6.875%, 3/15/22	39,000	36,465
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	27,000	27,878
QEP Resources, Inc. 5.375%, 10/1/22	27,000	24,401
5.25%, 5/1/23	32,000	28,160
Range Resources Corp. 5.00%, 8/15/22	31,000	29,063
5.00%, 3/15/23	40,000	35,500
Rowan Cos., Inc. 4.875%, 6/1/22 (a)	33,000	27,060
Sable Permian Resources Land LLC / AEPB Finance Corp., 144A 13.00%, 11/30/20*	25,000	24,375
Seven Generations Energy Ltd. 6.75%, 5/1/23, 144A	20,000	20,150
6.875%, 6/30/23, 144A	25,000	25,443
SM Energy Co. 6.125%, 11/15/22	26,000	24,310
5.00%, 1/15/24	27,000	23,760
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	54,000	55,350
Transocean, Inc., 144A 9.00%, 7/15/23	47,000	48,762
Whiting Petroleum Corp. 5.75%, 3/15/21	47,000	44,131
6.25%, 4/1/23 (a)	22,000	17,380
WPX Energy, Inc. 6.00%, 1/15/22	59,000	60,918
8.25%, 8/1/23	150,000	167,625

		1,525,526

Oil & Gas Services — 0.6%
KCA Deutag UK Finance PLC 9.875%, 4/1/22, 144A (a)	25,000	16,375
9.625%, 4/1/23, 144A	40,000	26,000

	Principal Amount	Value
Oil & Gas Services (Continued)
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A 10.625%, 5/1/24 (a)	$63,000	$44,730
SESI LLC 7.125%, 12/15/21	43,000	30,530

		117,635

Pipelines — 2.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	79,000	79,790
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	100,000	115,625
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	38,000	38,855
DCP Midstream Operating LP 5.35%, 3/15/20, 144A	65,000	65,942
3.875%, 3/15/23	44,000	44,660
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/1/22 (a)	89,000	90,299
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	33,000	33,567
NuStar Logistics LP 4.80%, 9/1/20	24,000	24,420
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 4.75%, 10/1/23	27,000	26,865
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/23	81,000	81,203

		601,226

Financial — 12.4%
Banks — 1.7%
CIT Group, Inc. 5.00%, 8/15/22	100,000	106,859
5.00%, 8/1/23	59,000	64,162
Intesa Sanpaolo SpA, 144A 5.017%, 6/26/24	200,000	205,150

		376,171

Diversified Financial Services — 5.5%
Ally Financial, Inc. 3.75%, 11/18/19	87,000	87,185
8.00%, 3/15/20	53,000	54,616
4.125%, 3/30/20	40,000	40,400
7.50%, 9/15/20	25,000	26,344
4.125%, 2/13/22	35,000	36,444
4.625%, 5/19/22	20,000	21,150
Metropolitan Light Co. Ltd., 144A 5.50%, 11/21/22	50,000	51,558
Nationstar Mortgage Holdings, Inc., 144A 8.125%, 7/15/23	51,000	52,942
Navient Corp.
Series MTN, 8.00%, 3/25/20	80,000	82,600

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Diversified Financial Services (Continued)
5.00%, 10/26/20	$27,000	$27,709
5.875%, 3/25/21	79,000	83,049
6.625%, 7/26/21	100,000	107,250
Series MTN, 7.25%, 1/25/22	40,000	44,000
6.50%, 6/15/22	54,000	58,590
5.50%, 1/25/23	40,000	42,162
7.25%, 9/25/23	10,000	11,137
Series MTN, 6.125%, 3/25/24	45,000	47,981
Springleaf Finance Corp. 8.25%, 12/15/20	100,000	107,235
7.75%, 10/1/21	35,000	38,369
6.125%, 5/15/22	79,000	85,517
5.625%, 3/15/23	47,000	50,642
6.125%, 3/15/24	45,000	49,163

		1,206,043

Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc., 144A 8.125%, 2/15/24	40,000	43,175
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/1/23	80,000	81,900
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23 (a)	25,000	24,312
Genworth Holdings, Inc. 7.625%, 9/24/21 (a)	38,000	39,805

		189,192

Real Estate — 0.6%
Kennedy-Wilson, Inc. 5.875%, 4/1/24	60,000	61,725
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/1/21, 144A (a)	30,000	29,316
4.875%, 6/1/23, 144A (a)	42,000	36,645

		127,686

Real Estate Investment Trusts — 2.9%
CBL & Associates LP 5.25%, 12/1/23 (a)	24,000	15,360
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	50,000	51,750
Equinix, Inc. 5.375%, 1/1/22	40,000	41,100
5.375%, 4/1/23	54,000	55,283
Iron Mountain, Inc. 4.375%, 6/1/21, 144A	77,000	77,770
6.00%, 8/15/23	32,000	32,800
iStar, Inc. 5.25%, 9/15/22	32,000	32,880
SBA Communications Corp. 4.875%, 7/15/22	40,000	40,724
4.00%, 10/1/22	40,000	40,900
Starwood Property Trust, Inc. 5.00%, 12/15/21	55,000	57,200
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	130,000	124,150
8.25%, 10/15/23 (a)	50,000	44,500

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Washington Prime Group LP 6.45%, 8/15/24	$40,000	$38,640

		653,057

Venture Capital — 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/22	98,000	99,960
6.25%, 2/1/22	79,000	81,568

		181,528

Industrial — 9.6%
Aerospace/Defense — 2.3%
Arconic, Inc. 6.15%, 8/15/20	105,000	108,588
5.40%, 4/15/21	66,000	68,036
5.87%, 2/23/22	37,000	39,529
Bombardier, Inc. 5.75%, 3/15/22, 144A	47,000	47,646
6.00%, 10/15/22, 144A	64,000	63,840
6.125%, 1/15/23, 144A	66,000	65,835
TransDigm, Inc. 6.00%, 7/15/22	61,000	62,144
6.50%, 7/15/24	50,000	51,813

		507,431

Building Materials — 0.6%
Griffon Corp. 5.25%, 3/1/22	54,000	54,660
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	85,000	86,806

		141,466

Electronics — 0.7%
ADT Security Corp. 6.25%, 10/15/21	39,000	41,633
3.50%, 7/15/22	50,000	50,312
4.125%, 6/15/23	38,000	38,701
Sensata Technologies BV, 144A 4.875%, 10/15/23	25,000	26,321

		156,967

Engineering & Construction — 0.3%
MasTec, Inc. 4.875%, 3/15/23	70,000	71,400

Environmental Control — 0.1%
GFL Environmental, Inc., 144A 5.375%, 3/1/23	22,000	22,220

Hand/Machine Tools — 0.3%
Colfax Corp., 144A 6.00%, 2/15/24	50,000	53,500

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/1/24	25,000	26,937

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Packaging & Containers — 4.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A 4.625%, 5/15/23	$100,000	$102,596
Ball Corp. 5.00%, 3/15/22	40,000	42,500
4.00%, 11/15/23	100,000	105,875
Berry Global, Inc. 5.50%, 5/15/22	27,000	27,555
6.00%, 10/15/22	22,000	22,467
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	56,000	58,940
Graphic Packaging International LLC 4.75%, 4/15/21	40,000	41,150
Mauser Packaging Solutions Holding Co., 144A 5.50%, 4/15/24	78,000	80,437
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	65,000	66,787
5.875%, 8/15/23, 144A	37,000	39,544
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	162,810	163,421
5.125%, 7/15/23, 144A	85,000	87,597
Sealed Air Corp., 144A 4.875%, 12/1/22	79,000	83,148

		922,017

Transportation — 0.8%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/21 (a)	24,000	11,880
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23 (a)	40,000	35,700
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	44,000	45,075
6.125%, 9/1/23, 144A	29,000	30,058
6.75%, 8/15/24, 144A	50,000	54,000

		176,713

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 144A 6.75%, 3/15/22	38,000	39,615

Technology — 5.5%
Computers — 2.0%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	86,000	87,452
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	15,000	14,081
EMC Corp. 2.65%, 6/1/20	124,000	123,533
3.375%, 6/1/23 (a)	54,000	53,568
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23 (a)	46,000	28,980

	Principal Amount	Value
Computers (Continued)
Harland Clarke Holdings Corp. 9.25%, 3/1/21, 144A (a)	$38,000	$35,720
8.375%, 8/15/22, 144A	40,000	31,900
NCR Corp. 5.00%, 7/15/22	32,000	32,378
6.375%, 12/15/23	38,000	39,280

		446,892

Office/Business Equipment — 1.4%
CDW LLC / CDW Finance Corp. 5.00%, 9/1/23	118,000	120,802
Pitney Bowes, Inc. 4.95%, 4/1/23	79,000	75,445
Xerox Corp. 5.625%, 12/15/19	39,000	39,468
4.125%, 3/15/23	69,000	70,553

		306,268

Software — 2.1%
Infor US, Inc. 6.50%, 5/15/22	119,000	121,380
Informatica LLC, 144A 7.125%, 7/15/23	35,000	35,700
Open Text Corp., 144A 5.625%, 1/15/23	63,000	64,890
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	105,000	111,825
TIBCO Software, Inc., 144A 11.375%, 12/1/21	39,000	40,974
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 7.50%, 2/1/23	90,000	89,550

		464,319

Utilities — 1.5%
Electric — 1.5%
AES Corp. 4.50%, 3/15/23	27,000	27,821
4.875%, 5/15/23	64,000	65,040
Calpine Corp. 6.00%, 1/15/22, 144A	40,000	40,431
5.375%, 1/15/23	66,000	67,067
5.875%, 1/15/24, 144A	50,000	51,193
5.50%, 2/1/24	35,000	35,394
NextEra Energy Operating Partners LP, 144A 4.25%, 7/15/24	50,000	51,500

		338,446

TOTAL CORPORATE BONDS (Cost $22,096,598)		22,050,849

	Number of Shares
SECURITIES LENDING COLLATERAL — 8.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c) (Cost $1,835,191)	1,835,191	1,835,191

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2019

	Number of Shares	Value
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $311,842)	311,842	$311,842

TOTAL INVESTMENTS — 109.4% (Cost $24,243,631)		$24,197,882
Other assets and liabilities, net — (9.4%)		(2,088,310)

NET ASSETS — 100.0%		$22,109,572

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 8.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
2,437,670	—	(602,479	)(d)	—	—	29,591	—	1,835,191	1,835,191

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	8,278,997	(7,967,155)		—	—	6,484	—	311,842	311,842

2,437,670	8,278,997	(8,569,634)		—	—	36,075	—	2,147,033	2,147,033

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $1,802,385, which is 8.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $37,961.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$22,050,849	$—	$22,050,849
Short-Term Investments (e)	2,147,033	—	—	2,147,033

TOTAL	$2,147,033	$22,050,849	$—	$24,197,882

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2019

	Principal Amount	Value
CORPORATE BONDS — 99.1%
Basic Materials — 4.3%
Chemicals — 1.9%
Ashland LLC 4.75%, 8/15/22	$3,424,000	$3,611,327
Blue Cube Spinco LLC 9.75%, 10/15/23	1,037,000	1,140,700
10.00%, 10/15/25	2,888,000	3,256,220
CF Industries, Inc. 3.45%, 6/1/23	2,307,000	2,367,836
Chemours Co. 6.625%, 5/15/23	2,934,000	2,996,347
7.00%, 5/15/25	2,416,000	2,391,840
5.375%, 5/15/27	1,840,000	1,642,200
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	2,352,000	2,410,800
6.50%, 5/15/26, 144A	889,000	891,222
Element Solutions, Inc., 144A 5.875%, 12/1/25	2,637,000	2,765,554
Hexion, Inc., 144A 7.875%, 7/15/27	1,480,000	1,439,300
INEOS Group Holdings SA, 144A 5.625%, 8/1/24 (a)	1,956,000	1,999,638
NOVA Chemicals Corp. 5.25%, 8/1/23, 144A	1,906,000	1,949,838
4.875%, 6/1/24, 144A	3,623,000	3,731,690
5.00%, 5/1/25, 144A	1,872,000	1,923,480
5.25%, 6/1/27, 144A	3,477,000	3,642,158
OCI NV, 144A 6.625%, 4/15/23	2,306,000	2,444,360
Olin Corp. 5.125%, 9/15/27	1,441,000	1,487,833
5.625%, 8/1/29	2,749,000	2,862,396
5.00%, 2/1/30	1,788,000	1,792,470
PolyOne Corp. 5.25%, 3/15/23	1,803,000	1,944,986
PQ Corp., 144A 6.75%, 11/15/22	2,383,000	2,481,775
SPCM SA, 144A 4.875%, 9/15/25	1,568,000	1,607,200
Starfruit Finco BV / Starfruit US Holdco LLC, 144A 8.00%, 10/1/26 (a)	2,001,000	1,960,980
WR Grace & Co.-Conn, 144A 5.125%, 10/1/21	2,539,000	2,646,908

		57,389,058

Iron/Steel — 0.6%
AK Steel Corp. 7.625%, 10/1/21 (a)	1,429,000	1,427,214
Allegheny Technologies, Inc. 5.95%, 1/15/21	1,575,000	1,618,312
7.875%, 8/15/23	1,850,000	1,991,062
Cleveland-Cliffs, Inc. 4.875%, 1/15/24, 144A	1,264,000	1,292,440
5.75%, 3/1/25 (a)	1,501,000	1,508,505
5.875%, 6/1/27, 144A	2,735,000	2,673,462
Steel Dynamics, Inc. 5.125%, 10/1/21	1,796,000	1,803,256

	Principal Amount	Value
Iron/Steel (Continued)
5.25%, 4/15/23	$1,306,000	$1,328,529
5.50%, 10/1/24	1,866,000	1,927,578
United States Steel Corp. 6.875%, 8/15/25 (a)	2,552,000	2,434,736
6.25%, 3/15/26	2,192,000	1,946,781

		19,951,875

Mining — 1.8%
Alcoa Nederland Holding BV 6.75%, 9/30/24, 144A	2,647,000	2,785,967
7.00%, 9/30/26, 144A	1,633,000	1,767,233
6.125%, 5/15/28, 144A	1,680,000	1,751,400
Aleris International, Inc., 144A 10.75%, 7/15/23 (a)	1,136,000	1,198,480
Constellium SE 5.75%, 5/15/24, 144A	883,000	911,698
6.625%, 3/1/25, 144A	2,992,000	3,139,730
5.875%, 2/15/26, 144A	1,503,000	1,570,635
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	2,509,000	2,593,679
5.125%, 3/15/23, 144A	1,562,000	1,628,385
5.125%, 5/15/24, 144A (a)	2,510,000	2,626,088
Freeport-McMoRan, Inc. 3.55%, 3/1/22	5,222,000	5,248,110
6.875%, 2/15/23	2,654,000	2,798,908
3.875%, 3/15/23	6,127,000	6,206,038
4.55%, 11/14/24	2,937,000	2,973,154
5.00%, 9/1/27	2,000,000	2,000,000
5.25%, 9/1/29	2,000,000	1,988,020
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	1,016,000	1,052,678
7.625%, 1/15/25, 144A	2,382,000	2,429,592
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	1,978,000	2,077,518
Novelis Corp. 6.25%, 8/15/24, 144A	3,727,000	3,913,350
5.875%, 9/30/26, 144A	4,900,000	5,187,875

		55,848,538

Communications — 24.4%
Advertising — 0.4%
Acosta, Inc., 144A 7.75%, 10/1/22	1,934,000	203,070
Lamar Media Corp. 5.00%, 5/1/23	1,830,000	1,875,178
5.375%, 1/15/24	1,812,000	1,870,890
5.75%, 2/1/26	2,080,000	2,212,600
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.625%, 2/15/24	1,156,000	1,195,015
5.875%, 3/15/25	1,763,000	1,829,112
5.00%, 8/15/27, 144A	2,194,000	2,273,533

		11,459,398

Internet — 2.2%
Match Group, Inc., 144A 5.00%, 12/15/27	1,667,000	1,758,685

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Internet (Continued)
Netflix, Inc. 5.375%, 2/1/21 (a)	$1,831,000	$1,899,662
5.50%, 2/15/22	2,405,000	2,570,344
5.75%, 3/1/24 (a)	703,000	774,179
5.875%, 2/15/25	2,705,000	2,992,406
4.375%, 11/15/26	3,533,000	3,625,741
4.875%, 4/15/28	5,984,000	6,275,720
5.875%, 11/15/28	6,228,000	6,983,145
6.375%, 5/15/29, 144A	2,591,000	2,992,605
5.375%, 11/15/29, 144A	2,600,000	2,834,000
Symantec Corp. 4.20%, 9/15/20	2,332,000	2,366,282
3.95%, 6/15/22	1,150,000	1,174,624
5.00%, 4/15/25, 144A	3,957,000	3,985,906
Uber Technologies, Inc. 7.50%, 11/1/23, 144A	1,702,000	1,782,845
8.00%, 11/1/26, 144A	4,974,000	5,244,461
VeriSign, Inc. 4.625%, 5/1/23	2,502,000	2,548,912
5.25%, 4/1/25	1,628,000	1,784,695
4.75%, 7/15/27	1,851,000	1,964,374
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/1/23	4,793,000	4,967,369
6.375%, 5/15/25	3,469,000	3,581,743
5.75%, 1/15/27, 144A	5,379,000	5,500,028

		67,607,726

Media — 11.9%
Altice Financing SA 6.625%, 2/15/23, 144A	6,672,000	6,897,180
7.50%, 5/15/26, 144A	9,618,000	10,267,215
Altice Finco SA, 144A 8.125%, 1/15/24	1,630,000	1,691,125
Altice Luxembourg SA 7.75%, 5/15/22, 144A	1,493,000	1,534,841
7.625%, 2/15/25, 144A	5,399,000	5,601,462
10.50%, 5/15/27, 144A	5,280,000	5,755,200
AMC Networks, Inc. 4.75%, 12/15/22	1,926,000	1,959,705
5.00%, 4/1/24	3,341,000	3,449,582
4.75%, 8/1/25	2,644,000	2,710,100
Cablevision Systems Corp. 5.875%, 9/15/22	1,872,000	2,007,158
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	1,231,000	1,235,616
5.25%, 9/30/22	4,000,000	4,047,500
5.125%, 2/15/23	3,679,000	3,747,981
4.00%, 3/1/23, 144A	1,399,000	1,416,487
5.125%, 5/1/23, 144A	3,376,000	3,462,088
5.75%, 9/1/23	1,494,000	1,527,017
5.75%, 1/15/24	3,464,000	3,550,600
5.875%, 4/1/24, 144A	5,833,000	6,088,194
5.375%, 5/1/25, 144A	2,487,000	2,589,589
5.75%, 2/15/26, 144A	8,397,000	8,911,316
5.50%, 5/1/26, 144A	5,165,000	5,455,531
5.125%, 5/1/27, 144A	10,485,000	11,113,995

	Principal Amount	Value
Media (Continued)
5.875%, 5/1/27, 144A	$2,812,000	$3,001,810
5.00%, 2/1/28, 144A	8,163,000	8,591,557
5.375%, 6/1/29, 144A	4,960,000	5,313,400
Cengage Learning, Inc., 144A 9.50%, 6/15/24 (a)	2,177,000	2,030,052
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/22	6,733,000	6,878,904
Series A, 6.50%, 11/15/22	2,308,000	2,358,014
9.25%, 2/15/24, 144A	6,154,000	6,761,707
5.125%, 8/15/27, 144A	4,100,000	4,299,875
CSC Holdings LLC 6.75%, 11/15/21	3,449,000	3,733,542
5.125%, 12/15/21, 144A	2,325,000	2,333,719
5.125%, 12/15/21, 144A	1,801,000	1,807,754
5.375%, 7/15/23, 144A	2,589,000	2,667,343
5.25%, 6/1/24	2,709,000	2,905,402
7.75%, 7/15/25, 144A (a)	2,188,000	2,354,835
6.625%, 10/15/25, 144A	4,191,000	4,497,278
10.875%, 10/15/25, 144A	5,817,000	6,613,202
5.50%, 5/15/26, 144A	4,883,000	5,175,980
5.50%, 4/15/27, 144A	4,217,000	4,522,732
5.375%, 2/1/28, 144A	3,320,000	3,553,263
7.50%, 4/1/28, 144A	3,469,000	3,919,970
6.50%, 2/1/29, 144A	6,036,000	6,775,410
5.75%, 1/15/30, 144A	3,250,000	3,404,375
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/26, 144A	10,000,000	10,525,000
6.625%, 8/15/27, 144A	6,000,000	6,300,000
DISH DBS Corp. 6.75%, 6/1/21	6,487,000	6,848,975
5.875%, 7/15/22	6,545,000	6,798,619
5.00%, 3/15/23	4,905,000	4,831,425
5.875%, 11/15/24	6,840,000	6,532,542
7.75%, 7/1/26	6,619,000	6,519,715
Entercom Media Corp., 144A 7.25%, 11/1/24 (a)	1,336,000	1,364,390
Gray Television, Inc. 5.125%, 10/15/24, 144A	1,499,000	1,551,465
5.875%, 7/15/26, 144A (a)	2,584,000	2,706,740
7.00%, 5/15/27, 144A	2,391,000	2,623,405
iHeartCommunications, Inc. 6.375%, 5/1/26 (a)	2,474,650	2,684,995
8.375%, 5/1/27	4,840,736	5,246,148
5.25%, 8/15/27, 144A	2,500,000	2,634,825
Meredith Corp. 6.875%, 2/1/26	4,237,000	4,491,220
Nexstar Broadcasting, Inc. 5.875%, 11/15/22	1,158,000	1,181,160
5.625%, 8/1/24, 144A (a)	3,039,000	3,168,158
Nexstar Escrow, Inc., 144A 5.625%, 7/15/27	3,825,000	3,997,125
Quebecor Media, Inc. 5.75%, 1/15/23	2,706,000	2,943,668
Sinclair Television Group, Inc. 6.125%, 10/1/22	1,761,000	1,789,616

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Media (Continued)
5.625%, 8/1/24, 144A	$2,267,000	$2,340,678
5.125%, 2/15/27, 144A	1,675,000	1,683,040
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	3,372,000	3,447,870
4.625%, 5/15/23, 144A	1,833,000	1,874,243
4.625%, 7/15/24, 144A	5,328,000	5,574,420
5.375%, 4/15/25, 144A	3,277,000	3,412,176
5.375%, 7/15/26, 144A	3,323,000	3,522,380
5.00%, 8/1/27, 144A	5,210,000	5,516,088
5.50%, 7/1/29, 144A	3,990,000	4,357,918
TEGNA, Inc. 6.375%, 10/15/23	1,595,000	1,643,648
Telenet Finance Luxembourg Notes Sarl, 144A 5.50%, 3/1/28	2,800,000	2,861,600
Tribune Media Co. 5.875%, 7/15/22	3,991,000	4,049,628
Unitymedia GmbH, 144A 6.125%, 1/15/25	3,297,000	3,451,135
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	1,923,000	1,992,940
Univision Communications, Inc. 5.125%, 5/15/23, 144A	3,358,000	3,332,815
5.125%, 2/15/25, 144A	5,121,000	4,966,807
UPC Holding BV, 144A 5.50%, 1/15/28	1,790,000	1,870,550
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	3,935,000	4,069,774
Videotron Ltd. 5.00%, 7/15/22	2,799,000	2,945,948
5.375%, 6/15/24, 144A	2,277,000	2,467,699
5.125%, 4/15/27, 144A	2,107,000	2,222,885
Virgin Media Finance PLC, 144A 6.00%, 10/15/24	1,706,000	1,767,843
Virgin Media Secured Finance PLC 5.25%, 1/15/26, 144A	3,473,000	3,572,849
5.50%, 8/15/26, 144A	2,012,000	2,110,085
5.50%, 5/15/29, 144A	5,428,000	5,685,830
Ziggo Bond Co. BV 5.875%, 1/15/25, 144A	1,350,000	1,402,313
6.00%, 1/15/27, 144A	2,031,000	2,127,473
Ziggo BV, 144A 5.50%, 1/15/27	6,646,000	7,044,428

		364,573,860

Telecommunications — 9.9%
Altice France SA 6.25%, 5/15/24, 144A	2,758,000	2,853,620
7.375%, 5/1/26, 144A	17,294,000	18,504,580
8.125%, 2/1/27, 144A	5,848,000	6,462,040
C&W Senior Financing DAC 7.50%, 10/15/26, 144A	1,373,000	1,492,863
6.875%, 9/15/27, 144A	4,221,000	4,510,729
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	4,166,000	4,400,337
Series T, 5.80%, 3/15/22	4,662,000	4,912,582

	Principal Amount	Value
Telecommunications (Continued)
Series W, 6.75%, 12/1/23 (a)	$2,043,000	$2,219,209
Series Y, 7.50%, 4/1/24 (a)	3,438,000	3,824,706
5.625%, 4/1/25 (a)	1,793,000	1,837,825
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24 (a)	2,227,000	2,043,272
CommScope Technologies LLC 6.00%, 6/15/25, 144A	5,165,000	4,635,587
5.00%, 3/15/27, 144A	2,487,000	2,092,189
CommScope, Inc. 5.00%, 6/15/21, 144A	1,500,000	1,505,640
5.50%, 3/1/24, 144A	4,355,000	4,436,656
5.50%, 6/15/24, 144A	1,754,000	1,668,492
6.00%, 3/1/26, 144A	4,942,000	5,058,137
8.25%, 3/1/27, 144A	3,189,000	3,137,179
Consolidated Communications, Inc. 6.50%, 10/1/22 (a)	1,807,000	1,698,580
DKT Finance ApS, 144A 9.375%, 6/17/23	1,073,000	1,155,675
Frontier Communications Corp. 8.75%, 4/15/22	1,685,000	884,625
10.50%, 9/15/22	7,316,000	3,831,755
7.125%, 1/15/23	2,667,000	1,373,505
7.625%, 4/15/24	2,429,000	1,227,374
6.875%, 1/15/25	2,617,000	1,347,755
11.00%, 9/15/25	12,003,000	6,151,538
8.50%, 4/1/26, 144A	5,175,000	5,045,625
8.00%, 4/1/27, 144A	5,554,000	5,803,930
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	3,007,000	3,146,074
GTH Finance BV, 144A 7.25%, 4/26/23	2,516,000	2,802,326
GTT Communications, Inc., 144A 7.875%, 12/31/24	1,893,000	1,211,520
Hughes Satellite Systems Corp. 7.625%, 6/15/21	2,625,000	2,841,563
5.25%, 8/1/26	2,496,000	2,655,120
6.625%, 8/1/26 (a)	2,488,000	2,687,040
Inmarsat Finance PLC 4.875%, 5/15/22, 144A	3,304,000	3,353,560
6.50%, 10/1/24, 144A	1,424,000	1,500,540
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	4,226,000	3,782,270
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	1,602,000	1,860,323
5.50%, 8/1/23	6,353,000	5,812,995
8.00%, 2/15/24, 144A	4,516,000	4,713,575
8.50%, 10/15/24, 144A	9,767,000	9,718,165
9.75%, 7/15/25, 144A	6,274,000	6,470,063
Intelsat Luxembourg SA 7.75%, 6/1/21	1,168,000	1,115,440
8.125%, 6/1/23 (a)	3,330,000	2,664,000
Level 3 Financing, Inc. 5.375%, 8/15/22	2,911,000	2,923,736
5.625%, 2/1/23	2,013,000	2,052,676
5.125%, 5/1/23	2,479,000	2,528,679
5.375%, 1/15/24	3,198,000	3,261,960

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Telecommunications (Continued)
5.375%, 5/1/25	$3,108,000	$3,240,090
5.25%, 3/15/26	1,976,000	2,064,920
Level 3 Parent LLC 5.75%, 12/1/22	2,478,000	2,502,780
Nokia OYJ 3.375%, 6/12/22	1,775,000	1,801,625
4.375%, 6/12/27	1,770,000	1,840,800
Qwest Corp. 6.75%, 12/1/21	3,187,000	3,439,235
Sable International Finance Ltd., 144A 5.75%, 9/7/27	1,191,000	1,246,084
Sprint Communications, Inc. 11.50%, 11/15/21	3,796,000	4,469,790
6.00%, 11/15/22	7,481,000	7,981,254
Sprint Corp. 7.25%, 9/15/21	6,813,000	7,345,777
7.875%, 9/15/23	14,523,000	16,374,683
7.125%, 6/15/24	7,841,000	8,687,514
7.625%, 2/15/25	5,069,000	5,683,616
7.625%, 3/1/26	4,934,000	5,556,918
Telecom Italia SpA, 144A 5.303%, 5/30/24	4,691,000	5,036,961
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	3,427,000	3,557,809
T-Mobile USA, Inc. 4.00%, 4/15/22	1,228,000	1,267,149
6.00%, 3/1/23	4,005,000	4,085,100
6.50%, 1/15/24	1,806,000	1,886,764
6.00%, 4/15/24	4,372,000	4,568,740
6.375%, 3/1/25	5,739,000	5,957,082
5.125%, 4/15/25	2,090,000	2,185,241
6.50%, 1/15/26	6,576,000	7,085,640
4.50%, 2/1/26	3,405,000	3,545,456
5.375%, 4/15/27 (a)	1,686,000	1,830,372
4.75%, 2/1/28	5,236,000	5,530,420
VEON Holdings BV 3.95%, 6/16/21, 144A	2,200,000	2,230,734
7.504%, 3/1/22, 144A	1,148,000	1,263,799
5.95%, 2/13/23, 144A	1,482,000	1,605,332
4.95%, 6/16/24, 144A	1,434,000	1,522,191
ViaSat, Inc. 5.625%, 9/15/25, 144A	2,354,000	2,383,425
5.625%, 4/15/27, 144A	1,971,000	2,099,115
West Corp., 144A 8.50%, 10/15/25	3,785,000	2,952,300

		304,046,346

Consumer, Cyclical — 13.6%
Airlines — 0.2%
Air Canada, 144A 7.75%, 4/15/21	1,439,000	1,547,774
American Airlines Group, Inc., 144A 5.00%, 6/1/22	2,777,000	2,891,551
United Airlines Holdings, Inc. 4.25%, 10/1/22	1,244,000	1,282,875

		5,722,200

	Principal Amount	Value
Apparel — 0.2%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	$2,943,000	$3,093,829
4.875%, 5/15/26, 144A	2,790,000	2,955,112
Levi Strauss & Co. 5.00%, 5/1/25	1,516,000	1,584,220

		7,633,161

Auto Manufacturers — 0.8%
Allison Transmission, Inc. 5.00%, 10/1/24, 144A	3,465,000	3,571,462
4.75%, 10/1/27, 144A	1,495,000	1,539,850
5.875%, 6/1/29, 144A	1,420,000	1,526,500
Fiat Chrysler Automobiles NV 5.25%, 4/15/23	4,829,000	5,175,770
Jaguar Land Rover Automotive PLC 5.625%, 2/1/23, 144A (a)	1,787,000	1,717,986
4.50%, 10/1/27, 144A	1,795,000	1,423,256
Navistar International Corp., 144A 6.625%, 11/1/25	3,640,000	3,703,700
Tesla, Inc., 144A 5.30%, 8/15/25 (a)	6,023,000	5,398,114

		24,056,638

Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	3,065,000	2,383,037
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	1,338,000	1,353,052
6.25%, 4/1/25 (a)	2,510,000	2,368,762
6.25%, 3/15/26 (a)	1,353,000	1,261,673
6.50%, 4/1/27 (a)	1,662,000	1,531,118
Dana, Inc. 5.50%, 12/15/24	1,420,000	1,455,500
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	3,150,000	3,201,188
5.00%, 5/31/26 (a)	3,155,000	3,135,281
4.875%, 3/15/27 (a)	2,281,000	2,209,719
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 6.25%, 5/15/26, 144A (a)	3,335,000	3,468,400
8.50%, 5/15/27, 144A	6,528,000	6,381,120
Tenneco, Inc. 5.00%, 7/15/26 (a)	1,576,000	1,232,243

		29,981,093

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A 5.875%, 5/15/26	2,259,000	2,403,011
Anixter, Inc. 5.125%, 10/1/21	1,393,000	1,460,909
Core & Main LP, 144A 6.125%, 8/15/25 (a)	2,093,000	2,134,860
HD Supply, Inc., 144A 5.375%, 10/15/26	2,513,000	2,689,412
KAR Auction Services, Inc., 144A 5.125%, 6/1/25	2,978,000	3,082,230

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Distribution/Wholesale (Continued)
LKQ Corp. 4.75%, 5/15/23	$1,749,000	$1,781,794

		13,552,216

Entertainment — 2.3%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25 (a)	1,771,000	1,689,091
5.875%, 11/15/26	2,038,000	1,874,960
6.125%, 5/15/27 (a)	1,861,000	1,726,077
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	5,672,000	5,785,440
Cedar Fair LP, 144A 5.25%, 7/15/29	1,514,000	1,648,367
Churchill Downs, Inc. 5.50%, 4/1/27, 144A	1,952,000	2,078,880
4.75%, 1/15/28, 144A	1,677,000	1,735,695
Cinemark USA, Inc. 5.125%, 12/15/22	633,000	645,660
4.875%, 6/1/23	2,662,000	2,721,895
Cirsa Finance International Sarl, 144A 7.875%, 12/20/23	2,192,000	2,324,960
Eldorado Resorts, Inc. 6.00%, 4/1/25	3,248,000	3,459,120
6.00%, 9/15/26	1,860,000	2,043,675
International Game Technology PLC 6.25%, 2/15/22, 144A	4,806,000	5,106,375
6.50%, 2/15/25, 144A	3,772,000	4,158,630
6.25%, 1/15/27, 144A	2,434,000	2,680,442
Lions Gate Capital Holdings LLC 6.375%, 2/1/24, 144A	1,993,000	2,109,969
5.875%, 11/1/24, 144A	1,831,000	1,913,395
Live Nation Entertainment, Inc., 144A 4.875%, 11/1/24	2,125,000	2,207,344
Merlin Entertainments PLC, 144A 5.75%, 6/15/26	1,258,000	1,314,610
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	1,681,000	1,631,915
Scientific Games International, Inc. 10.00%, 12/1/22	4,205,000	4,378,456
5.00%, 10/15/25, 144A	4,220,000	4,370,823
8.25%, 3/15/26, 144A	3,499,000	3,717,688
Six Flags Entertainment Corp. 4.875%, 7/31/24, 144A	3,675,000	3,812,813
5.50%, 4/15/27, 144A	1,263,000	1,354,568
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A 7.00%, 7/15/26	3,300,000	3,510,375

		70,001,223

Food Service — 0.4%
Aramark Services, Inc. 5.125%, 1/15/24	3,331,000	3,442,788
5.00%, 4/1/25, 144A	1,898,000	1,965,664
4.75%, 6/1/26	1,561,000	1,603,927
5.00%, 2/1/28, 144A	4,150,000	4,321,188

		11,333,567

	Principal Amount	Value
Home Builders — 1.5%
Beazer Homes USA, Inc. 8.75%, 3/15/22	$1,882,000	$1,971,395
5.875%, 10/15/27	1,369,000	1,303,972
Brookfield Residential Properties, Inc., 144A 6.50%, 12/15/20	1,806,000	1,810,515
Century Communities, Inc., 144A 6.75%, 6/1/27	1,562,000	1,659,625
K Hovnanian Enterprises, Inc. 10.00%, 7/15/22, 144A (a)	1,417,000	1,204,450
10.50%, 7/15/24, 144A	1,350,000	1,066,500
KB Home 7.00%, 12/15/21	1,393,000	1,516,113
Lennar Corp. 4.75%, 4/1/21	1,914,000	1,975,880
4.125%, 1/15/22	1,565,000	1,617,819
4.75%, 11/15/22	1,898,000	2,009,507
4.875%, 12/15/23	913,000	982,616
4.50%, 4/30/24	2,226,000	2,373,472
5.875%, 11/15/24	1,463,000	1,636,731
4.75%, 5/30/25	1,615,000	1,736,125
5.25%, 6/1/26	254,000	277,495
4.75%, 11/29/27	2,693,000	2,942,103
Mattamy Group Corp. 6.875%, 12/15/23, 144A	1,286,000	1,345,478
6.50%, 10/1/25, 144A	1,848,000	1,968,120
Meritage Homes Corp. 6.00%, 6/1/25	1,340,000	1,485,725
PulteGroup, Inc. 5.50%, 3/1/26	2,004,000	2,206,905
5.00%, 1/15/27	2,539,000	2,742,120
Taylor Morrison Communities, Inc. 5.875%, 6/15/27, 144A	1,651,000	1,778,953
5.75%, 1/15/28, 144A	1,500,000	1,597,500
Toll Brothers Finance Corp. 5.875%, 2/15/22	1,365,000	1,457,138
4.375%, 4/15/23 (a)	1,280,000	1,340,800
4.875%, 3/15/27	1,390,000	1,515,100
4.35%, 2/15/28	1,431,000	1,502,550
William Lyon Homes, Inc. 5.875%, 1/31/25	1,454,000	1,475,810

		46,500,517

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	1,184,000	1,222,480
5.50%, 6/15/26	2,291,000	2,402,686

		3,625,166

Housewares — 0.0%
Scotts Miracle-Gro Co. 6.00%, 10/15/23	1,347,000	1,399,843

Leisure Time — 0.4%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/1/22 (a)	1,623,000	1,448,528
Carlson Travel, Inc., 144A 6.75%, 12/15/23 (a)	1,326,000	1,349,205

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Leisure Time (Continued)
NCL Corp. Ltd., 144A 4.75%, 12/15/21	$2,249,000	$2,288,357
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	1,755,000	1,807,650
5.25%, 11/15/23, 144A	1,688,000	1,742,860
Viking Cruises Ltd., 144A 5.875%, 9/15/27	2,780,000	2,891,200

		11,527,800

Lodging — 2.7%
Boyd Gaming Corp. 6.875%, 5/15/23	2,457,000	2,557,811
6.375%, 4/1/26	3,432,000	3,650,790
6.00%, 8/15/26	2,310,000	2,448,600
Diamond Resorts International, Inc. 7.75%, 9/1/23, 144A (a)	1,624,000	1,642,270
10.75%, 9/1/24, 144A (a)	2,012,000	2,032,120
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	3,170,000	3,241,325
5.125%, 5/1/26	5,955,000	6,300,390
4.875%, 1/15/30, 144A	3,304,000	3,543,540
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	2,271,000	2,350,485
4.875%, 4/1/27	1,784,000	1,884,350
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	2,347,000	2,405,675
Melco Resorts Finance Ltd. 4.875%, 6/6/25, 144A	2,226,000	2,216,389
5.25%, 4/26/26, 144A	2,345,000	2,367,102
5.625%, 7/17/27, 144A	2,000,000	2,042,363
MGM Resorts International 6.625%, 12/15/21	4,640,000	5,057,600
7.75%, 3/15/22	2,843,000	3,199,029
6.00%, 3/15/23	4,455,000	4,911,637
5.75%, 6/15/25	3,835,000	4,242,584
4.625%, 9/1/26	1,805,000	1,877,200
5.50%, 4/15/27	2,849,000	3,094,726
Station Casinos LLC, 144A 5.00%, 10/1/25	1,821,000	1,862,155
Studio City Co. Ltd., 144A 7.25%, 11/30/21	2,994,000	3,068,850
Wyndham Destinations, Inc. 4.25%, 3/1/22	2,363,000	2,427,982
3.90%, 3/1/23	1,253,000	1,277,277
5.75%, 4/1/27	1,398,000	1,497,608
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A (a)	1,655,000	1,709,201
5.50%, 3/1/25, 144A	5,916,000	6,256,170
5.25%, 5/15/27, 144A	2,943,000	3,053,363

		82,218,592

Retail — 3.4%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	3,992,000	4,016,950
4.25%, 5/15/24, 144A (a)	4,969,000	5,141,722
5.00%, 10/15/25, 144A	9,596,000	9,931,860

	Principal Amount	Value
Retail (Continued)
Beacon Roofing Supply, Inc., 144A 4.875%, 11/1/25	$4,208,000	$4,165,920
eG Global Finance PLC, 144A 6.75%, 2/7/25	2,428,000	2,352,125
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21 (a)	1,726,000	1,475,730
6.75%, 1/15/22	1,722,000	1,463,700
6.75%, 6/15/23 (a)	1,424,000	1,203,280
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	4,371,000	4,480,275
8.75%, 10/1/25, 144A	2,278,000	2,394,747
Group 1 Automotive, Inc. 5.00%, 6/1/22	1,862,000	1,882,947
IRB Holding Corp., 144A 6.75%, 2/15/26	1,619,000	1,631,142
JC Penney Corp., Inc. 5.875%, 7/1/23, 144A	1,798,000	1,519,310
8.625%, 3/15/25, 144A (a)	1,286,000	646,215
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/24, 144A	3,363,000	3,484,909
5.25%, 6/1/26, 144A	3,684,000	3,905,040
4.75%, 6/1/27, 144A	2,317,000	2,432,850
L Brands, Inc. 6.625%, 4/1/21	1,000,000	1,057,500
5.625%, 2/15/22	2,421,000	2,554,155
5.625%, 10/15/23	2,128,000	2,245,040
5.25%, 2/1/28	1,639,000	1,499,685
7.50%, 6/15/29	1,791,000	1,768,613
Michaels Stores, Inc., 144A 8.00%, 7/15/27	1,690,000	1,624,884
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG 8.00%, 10/25/24, 144A	2,000,000	690,000
8.75%, 10/25/24, 144A	1,980,000	693,000
Penske Automotive Group, Inc. 5.75%, 10/1/22	1,862,000	1,891,047
5.50%, 5/15/26	1,611,000	1,693,564
PetSmart, Inc. 7.125%, 3/15/23, 144A	6,278,000	5,869,930
5.875%, 6/1/25, 144A (a)	3,765,000	3,708,525
8.875%, 6/1/25, 144A (a)	2,259,000	2,123,460
QVC, Inc. 5.125%, 7/2/22	1,140,000	1,204,471
4.375%, 3/15/23	3,250,000	3,396,844
4.85%, 4/1/24	1,955,000	2,078,113
4.45%, 2/15/25	1,859,000	1,934,748
Rite Aid Corp., 144A 6.125%, 4/1/23	5,834,000	4,732,833
Staples, Inc. 7.50%, 4/15/26, 144A	6,721,000	6,805,013
10.75%, 4/15/27, 144A	3,411,000	3,453,638
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/24	1,771,000	1,806,420

		104,960,205

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Toys/Games/Hobbies — 0.2%
Mattel, Inc., 144A 6.75%, 12/31/25	$4,906,000	$5,053,180

Consumer, Non-cyclical — 19.6%
Agriculture — 0.4%
Darling Ingredients, Inc., 144A 5.25%, 4/15/27	1,635,000	1,747,406
JBS Investments II GmbH 7.00%, 1/15/26, 144A	3,300,000	3,576,375
5.75%, 1/15/28, 144A	2,700,000	2,841,075
Vector Group Ltd., 144A 6.125%, 2/1/25	2,981,000	2,936,285

		11,101,141

Commercial Services — 3.7%
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	1,914,000	1,660,395
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	1,680,000	1,689,660
APX Group, Inc. 8.75%, 12/1/20 (a)	1,723,000	1,645,465
7.875%, 12/1/22	3,057,000	2,923,256
7.625%, 9/1/23 (a)	1,223,000	917,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 5.75%, 7/15/27	1,300,000	1,327,235
Brink’s Co., 144A 4.625%, 10/15/27	2,081,000	2,122,620
Gartner, Inc., 144A 5.125%, 4/1/25	2,397,000	2,519,822
Herc Holdings, Inc., 144A 5.50%, 7/15/27	4,020,000	4,170,750
Hertz Corp. 7.625%, 6/1/22, 144A	3,809,000	3,971,073
6.25%, 10/15/22 (a)	1,947,000	1,978,639
5.50%, 10/15/24, 144A (a)	2,706,000	2,665,410
7.125%, 8/1/26, 144A	1,600,000	1,635,816
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/1/23	3,314,000	3,429,990
Nielsen Co. Luxembourg SARL 5.50%, 10/1/21, 144A	1,812,000	1,821,785
5.00%, 2/1/25, 144A (a)	1,914,000	1,899,645
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/1/20	2,638,000	2,643,408
5.00%, 4/15/22, 144A	7,724,000	7,801,240
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 5/15/23, 144A	3,747,000	3,947,371
5.25%, 4/15/24, 144A	2,620,000	2,712,774
5.75%, 4/15/26, 144A (a)	2,451,000	2,561,295
Refinitiv US Holdings, Inc. 6.25%, 5/15/26, 144A	4,126,000	4,502,497
8.25%, 11/15/26, 144A	5,425,000	6,116,687
Service Corp. International 5.375%, 5/15/24	3,080,000	3,181,640
4.625%, 12/15/27	2,027,000	2,120,749

	Principal Amount	Value
Commercial Services (Continued)
5.125%, 6/1/29	$2,198,000	$2,362,850
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	2,447,000	2,574,562
Team Health Holdings, Inc., 144A 6.375%, 2/1/25 (a)	2,913,000	1,966,275
United Rentals North America, Inc. 4.625%, 7/15/23	3,292,000	3,376,357
5.50%, 7/15/25	1,691,000	1,769,209
4.625%, 10/15/25	4,069,000	4,200,022
5.875%, 9/15/26	3,575,000	3,847,594
6.50%, 12/15/26	3,184,000	3,474,540
5.50%, 5/15/27	4,349,000	4,682,829
4.875%, 1/15/28	5,346,000	5,626,665
5.25%, 1/15/30	2,099,000	2,251,178
Verscend Escrow Corp., 144A 9.75%, 8/15/26	3,690,000	3,964,278
WEX, Inc., 144A 4.75%, 2/1/23	1,026,000	1,036,260

		113,099,091

Cosmetics/Personal Care — 0.4%
Avon Products, Inc. 7.00%, 3/15/23 (a)	1,593,000	1,652,738
Coty, Inc., 144A 6.50%, 4/15/26 (a)	1,898,000	1,798,355
Edgewell Personal Care Co. 4.70%, 5/19/21	1,520,000	1,552,300
4.70%, 5/24/22	1,840,000	1,883,700
First Quality Finance Co., Inc. 4.625%, 5/15/21, 144A	1,912,000	1,919,170
5.00%, 7/1/25, 144A	1,461,000	1,519,440
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	2,117,000	1,937,055
6.25%, 8/1/24	1,304,000	756,320

		13,019,078

Food — 2.6%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 6.625%, 6/15/24	4,365,000	4,594,162
5.75%, 3/15/25	4,648,000	4,787,440
7.50%, 3/15/26, 144A	1,374,000	1,535,445
5.875%, 2/15/28, 144A	2,500,000	2,640,900
B&G Foods, Inc. 4.625%, 6/1/21	2,564,000	2,581,948
5.25%, 4/1/25	2,985,000	3,038,133
JBS Investments GmbH, 144A 6.25%, 2/5/23	206,000	211,098
JBS USA LUX SA / JBS USA Finance, Inc. 5.875%, 7/15/24, 144A	3,006,000	3,101,816
5.75%, 6/15/25, 144A	3,748,000	3,912,012
6.75%, 2/15/28, 144A	3,006,000	3,362,963
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 4/15/29, 144A	4,673,000	5,187,030
5.50%, 1/15/30, 144A	4,085,000	4,338,270

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Food (Continued)
Lamb Weston Holdings, Inc. 4.625%, 11/1/24, 144A	$2,913,000	$3,059,844
4.875%, 11/1/26, 144A	3,039,000	3,187,151
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	3,991,000	4,160,618
5.875%, 9/30/27, 144A	2,806,000	3,033,988
Post Holdings, Inc. 5.50%, 3/1/25, 144A	3,679,000	3,862,950
5.00%, 8/15/26, 144A	5,821,000	6,090,221
5.75%, 3/1/27, 144A	4,289,000	4,578,508
5.625%, 1/15/28, 144A	3,073,000	3,284,269
5.50%, 12/15/29, 144A	2,432,000	2,580,255
Sigma Holdco BV, 144A 7.875%, 5/15/26	1,736,000	1,718,640
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	2,149,000	2,237,646
US Foods, Inc., 144A 5.875%, 6/15/24	2,289,000	2,374,792

		79,460,099

Healthcare-Products — 0.9%
Avantor, Inc. 6.00%, 10/1/24, 144A	5,461,000	5,870,575
9.00%, 10/1/25, 144A	6,547,000	7,381,742
Hill-Rom Holdings, Inc., 144A 5.75%, 9/1/23	1,571,000	1,625,985
Hologic, Inc. 4.375%, 10/15/25, 144A	3,145,000	3,231,488
4.625%, 2/1/28, 144A	1,306,000	1,356,608
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	4,256,000	4,128,320
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	1,479,000	1,508,580
Teleflex, Inc. 4.875%, 6/1/26	1,247,000	1,319,900
4.625%, 11/15/27	1,741,000	1,847,427

		28,270,625

Healthcare-Services — 7.4%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	2,422,000	2,485,553
AHP Health Partners, Inc., 144A 9.75%, 7/15/26 (a)	1,555,000	1,678,039
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26, 144A	1,960,000	1,999,200
5.00%, 7/15/27, 144A	1,300,000	1,365,143
Centene Corp. 5.625%, 2/15/21	4,271,000	4,335,065
4.75%, 5/15/22	4,173,000	4,292,014
6.125%, 2/15/24	2,506,000	2,629,420
4.75%, 1/15/25	4,557,000	4,739,280
5.375%, 6/1/26, 144A	6,002,000	6,431,443
Charles River Laboratories International, Inc., 144A 5.50%, 4/1/26	2,302,000	2,468,665
CHS/Community Health Systems, Inc. 5.125%, 8/1/21 (a)	2,905,000	2,915,894

	Principal Amount	Value
Healthcare-Services (Continued)
6.875%, 2/1/22 (a)	$8,016,000	$5,588,835
6.25%, 3/31/23	11,141,000	10,821,810
9.875%, 6/30/23, 144A (a)	5,832,000	4,884,300
8.625%, 1/15/24, 144A	3,151,000	3,158,877
8.125%, 6/30/24, 144A (a)	4,425,000	3,385,125
8.00%, 3/15/26, 144A	5,343,000	5,142,637
DaVita, Inc. 5.75%, 8/15/22	3,824,000	3,864,534
5.125%, 7/15/24	5,863,000	5,978,560
5.00%, 5/1/25	4,970,000	4,994,850
Encompass Health Corp. 5.75%, 11/1/24	3,711,000	3,771,304
Envision Healthcare Corp., 144A 8.75%, 10/15/26 (a)	4,029,000	2,215,950
HCA Healthcare, Inc. 6.25%, 2/15/21	3,186,000	3,354,539
HCA, Inc. 7.50%, 2/15/22	6,495,000	7,289,403
5.875%, 5/1/23	4,037,000	4,468,454
5.375%, 2/1/25	8,813,000	9,804,463
5.875%, 2/15/26	5,111,000	5,843,151
5.375%, 9/1/26	3,257,000	3,639,698
5.625%, 9/1/28	4,831,000	5,508,850
5.875%, 2/1/29	3,510,000	4,045,275
MEDNAX, Inc. 5.25%, 12/1/23, 144A	2,506,000	2,524,795
6.25%, 1/15/27, 144A	3,509,000	3,447,593
Molina Healthcare, Inc. 5.375%, 11/15/22	2,395,000	2,568,733
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	5,276,000	4,742,122
Quorum Health Corp. 11.625%, 4/15/23 (a)	1,332,000	1,165,500
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A 9.75%, 12/1/26	4,687,000	5,020,949
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/1/23	2,640,000	2,823,942
Select Medical Corp., 144A 6.25%, 8/15/26	1,800,000	1,877,400
Surgery Center Holdings, Inc., 144A 10.00%, 4/15/27 (a)	1,414,000	1,357,440
Tenet Healthcare Corp. 6.00%, 10/1/20	5,594,000	5,814,963
4.50%, 4/1/21	3,188,000	3,301,174
4.375%, 10/1/21	3,120,000	3,255,720
8.125%, 4/1/22	9,484,000	10,253,627
6.75%, 6/15/23	6,082,000	6,272,063
4.625%, 7/15/24	6,291,000	6,495,458
4.625%, 9/1/24, 144A	2,000,000	2,062,500
5.125%, 5/1/25	4,789,000	4,812,945
7.00%, 8/1/25 (a)	1,592,000	1,613,890
4.875%, 1/1/26, 144A	6,660,000	6,852,141
6.25%, 2/1/27, 144A	4,871,000	5,059,751
5.125%, 11/1/27, 144A	5,000,000	5,175,000

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Healthcare-Services (Continued)
WellCare Health Plans, Inc. 5.25%, 4/1/25	$4,268,000	$4,484,814
5.375%, 8/15/26, 144A	2,324,000	2,483,775

		226,566,626

Household Products/Wares — 0.2%
Prestige Brands, Inc. 5.375%, 12/15/21, 144A	1,103,000	1,118,166
6.375%, 3/1/24, 144A (a)	1,885,000	1,983,963
Spectrum Brands, Inc. 5.75%, 7/15/25	3,354,000	3,504,930

		6,607,059

Pharmaceuticals — 4.0%
Bausch Health Americas, Inc. 9.25%, 4/1/26, 144A	5,327,000	6,046,145
8.50%, 1/31/27, 144A	5,690,000	6,330,011
Bausch Health Cos., Inc. 6.50%, 3/15/22, 144A	3,823,000	3,962,731
5.50%, 3/1/23, 144A	1,499,000	1,519,611
5.875%, 5/15/23, 144A	4,112,000	4,178,820
7.00%, 3/15/24, 144A	7,377,000	7,809,735
6.125%, 4/15/25, 144A	11,162,000	11,524,765
5.50%, 11/1/25, 144A	6,047,000	6,364,346
9.00%, 12/15/25, 144A	5,162,000	5,807,250
5.75%, 8/15/27, 144A	1,911,000	2,054,325
7.00%, 1/15/28, 144A	2,405,000	2,526,284
7.25%, 5/30/29, 144A	2,454,000	2,601,240
Elanco Animal Health, Inc. 3.912%, 8/27/21	1,911,000	1,948,309
4.272%, 8/28/23	2,864,000	3,000,974
4.90%, 8/28/28	2,165,000	2,361,185
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	4,976,000	3,309,040
6.00%, 2/1/25, 144A	3,795,000	2,390,850
Horizon Pharma USA, Inc., 144A 5.50%, 8/1/27	2,050,000	2,142,250
Mallinckrodt International Finance SA 4.75%, 4/15/23 (a)	1,361,000	515,649
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 8/1/22, 144A (a)	2,011,000	1,176,435
5.625%, 10/15/23, 144A (a)	2,476,000	1,275,140
5.50%, 4/15/25, 144A (a)	2,069,000	958,206
Par Pharmaceutical, Inc., 144A 7.50%, 4/1/27	4,910,000	4,590,850
Teva Pharmaceutical Finance Co. BV
Series 2, 3.65%, 11/10/21	700,000	668,500
2.95%, 12/18/22	560,000	490,700
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21	12,860,000	12,088,400
2.80%, 7/21/23	9,090,000	7,681,050
6.00%, 4/15/24 (a)	4,800,000	4,350,000
3.15%, 10/1/26	11,225,000	8,300,663
6.75%, 3/1/28 (a)	4,700,000	3,973,380

		121,946,844

	Principal Amount	Value
Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/1/24 (a)	$1,650,000	$1,625,250

Energy — 11.2%
Coal — 0.1%
Peabody Energy Corp. 6.00%, 3/31/22, 144A	1,733,000	1,786,073
6.375%, 3/31/25, 144A	1,952,000	2,038,620

		3,824,693

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	1,800,000	1,853,370
5.00%, 1/31/28, 144A	2,160,000	2,259,943

		4,113,313

Oil & Gas — 7.2%
Aker BP ASA 6.00%, 7/1/22, 144A	1,254,000	1,292,247
4.75%, 6/15/24, 144A	2,022,000	2,072,550
5.875%, 3/31/25, 144A	1,864,000	1,972,112
Antero Resources Corp. 5.375%, 11/1/21	2,925,000	2,844,562
5.125%, 12/1/22	3,297,000	3,049,725
5.625%, 6/1/23 (a)	2,935,000	2,722,212
5.00%, 3/1/25 (a)	2,090,000	1,818,300
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, 4/1/22, 144A	3,237,000	3,277,462
7.00%, 11/1/26, 144A	1,962,000	1,640,134
Baytex Energy Corp. 5.125%, 6/1/21, 144A	1,202,000	1,195,990
5.625%, 6/1/24, 144A	1,414,000	1,322,090
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 2/1/25	2,606,000	2,332,370
Bruin E&P Partners LLC, 144A 8.875%, 8/1/23	1,996,000	1,432,130
California Resources Corp., 144A 8.00%, 12/15/22 (a)	6,745,000	3,912,100
Callon Petroleum Co. 6.125%, 10/1/24	2,027,000	1,976,325
6.375%, 7/1/26	1,384,000	1,349,400
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 (a)	3,321,000	3,296,092
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	2,452,000	2,357,598
Chesapeake Energy Corp. 4.875%, 4/15/22 (a)	1,499,000	1,249,791
7.00%, 10/1/24 (a)	2,666,000	2,042,822
8.00%, 1/15/25 (a)	4,277,000	3,261,212
8.00%, 3/15/26, 144A	3,051,000	2,196,720
7.50%, 10/1/26 (a)	1,426,000	983,940
8.00%, 6/15/27 (a)	4,392,000	3,195,224
Citgo Holding, Inc., 144A 9.25%, 8/1/24	2,550,000	2,703,000

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Oil & Gas (Continued)
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	$1,613,000	$1,627,114
CNX Resources Corp. 5.875%, 4/15/22	2,929,000	2,848,452
7.25%, 3/14/27, 144A	1,591,000	1,340,417
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	3,804,000	3,780,225
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	1,881,000	1,721,115
9.25%, 3/31/22, 144A	1,426,000	1,204,970
7.75%, 2/15/24, 144A	1,851,000	1,305,325
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25 (a)	1,589,000	1,470,302
Diamondback Energy, Inc. 4.75%, 11/1/24	4,121,000	4,260,084
5.375%, 5/31/25	2,808,000	2,955,420
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	2,089,000	2,180,394
5.75%, 1/30/28, 144A	1,550,000	1,631,375
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/24, 144A	3,116,000	249,280
8.00%, 11/29/24, 144A (a)	1,667,000	716,810
7.75%, 5/15/26, 144A	3,396,000	2,852,640
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	1,392,000	1,050,960
5.625%, 2/1/26, 144A	2,403,000	1,597,995
Gulfport Energy Corp. 6.00%, 10/15/24	2,167,000	1,587,327
6.375%, 5/15/25	1,986,000	1,439,850
6.375%, 1/15/26	1,490,000	1,080,250
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/1/24, 144A	1,646,000	1,526,665
5.75%, 10/1/25, 144A	1,639,000	1,536,563
6.25%, 11/1/28, 144A	1,998,000	1,848,150
Matador Resources Co. 5.875%, 9/15/26	3,564,000	3,470,445
MEG Energy Corp. 6.375%, 1/30/23, 144A (a)	2,785,000	2,642,269
7.00%, 3/31/24, 144A	3,249,000	3,106,856
6.50%, 1/15/25, 144A	2,510,000	2,531,963
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26, 144A	2,149,000	1,509,673
10.50%, 5/15/27, 144A	1,764,000	1,393,560
Murphy Oil Corp. 4.00%, 6/1/22	1,803,000	1,812,015
4.20%, 12/1/22	1,997,000	2,026,955
6.875%, 8/15/24	1,630,000	1,716,064
5.75%, 8/15/25	1,893,000	1,925,560
Nabors Industries, Inc. 4.625%, 9/15/21	2,036,000	1,949,470
5.50%, 1/15/23 (a)	1,986,000	1,779,953
5.75%, 2/1/25	2,795,000	2,249,975
Noble Holding International Ltd. 7.95%, 4/1/25 (a)	1,505,000	963,200
7.875%, 2/1/26, 144A	2,481,000	2,012,711

	Principal Amount	Value
Oil & Gas (Continued)
Oasis Petroleum, Inc. 6.875%, 3/15/22	$2,829,000	$2,645,115
6.25%, 5/1/26, 144A (a)	1,515,000	1,229,044
Parkland Fuel Corp. 6.00%, 4/1/26, 144A	1,956,000	2,061,135
5.875%, 7/15/27, 144A	1,400,000	1,473,500
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/1/24, 144A	616,000	640,640
5.375%, 1/15/25, 144A	2,470,000	2,531,750
5.25%, 8/15/25, 144A	2,613,000	2,665,260
5.625%, 10/15/27, 144A	1,704,000	1,763,640
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	2,457,000	2,554,445
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	1,409,000	1,454,793
PDC Energy, Inc. 6.125%, 9/15/24	1,287,000	1,287,000
5.75%, 5/15/26	1,952,000	1,912,765
Puma International Financing SA 5.125%, 10/6/24, 144A	1,650,000	1,547,123
5.00%, 1/24/26, 144A	2,650,000	2,464,954
QEP Resources, Inc. 5.375%, 10/1/22	1,659,000	1,499,321
5.25%, 5/1/23	2,126,000	1,870,880
5.625%, 3/1/26	1,563,000	1,273,845
Range Resources Corp. 5.75%, 6/1/21	2,015,000	2,004,925
5.00%, 8/15/22	2,057,000	1,928,438
5.00%, 3/15/23	2,455,000	2,178,813
4.875%, 5/15/25 (a)	2,492,000	2,055,900
Rowan Cos., Inc. 4.875%, 6/1/22	2,067,000	1,694,940
Sable Permian Resources Land LLC / AEPB Finance Corp., 144A 13.00%, 11/30/20*	1,963,000	1,913,925
Seven Generations Energy Ltd. 6.75%, 5/1/23, 144A	1,084,000	1,092,130
6.875%, 6/30/23, 144A	1,549,000	1,576,417
5.375%, 9/30/25, 144A	2,645,000	2,542,506
SM Energy Co. 6.125%, 11/15/22	1,167,000	1,091,145
5.00%, 1/15/24	1,785,000	1,570,800
5.625%, 6/1/25 (a)	1,715,000	1,466,325
6.75%, 9/15/26 (a)	1,503,000	1,285,065
6.625%, 1/15/27 (a)	1,866,000	1,595,430
Southwestern Energy Co. 6.20%, 1/23/25	3,114,000	2,740,320
7.50%, 4/1/26	2,200,000	1,936,440
7.75%, 10/1/27 (a)	1,619,000	1,416,625
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	2,791,000	2,860,775
5.50%, 2/15/26	2,296,000	2,387,840
6.00%, 4/15/27	2,261,000	2,385,355
Transocean, Inc. 9.00%, 7/15/23, 144A	3,377,000	3,503,570
7.25%, 11/1/25, 144A	2,228,000	2,035,835
7.50%, 1/15/26, 144A	2,694,000	2,471,745

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Oil & Gas (Continued)
Valaris PLC 7.75%, 2/1/26 (a)	$3,264,000	$2,088,307
Whiting Petroleum Corp. 5.75%, 3/15/21	2,938,000	2,758,635
6.25%, 4/1/23 (a)	1,472,000	1,162,880
6.625%, 1/15/26 (a)	3,209,000	2,338,398
WPX Energy, Inc. 6.00%, 1/15/22	1,800,000	1,858,500
8.25%, 8/1/23	1,758,000	1,964,565
5.25%, 9/15/24	2,179,000	2,222,580
5.75%, 6/1/26 (a)	1,675,000	1,744,094

		221,146,893

Oil & Gas Services — 0.4%
KCA Deutag UK Finance PLC 9.875%, 4/1/22, 144A (a)	1,803,000	1,180,965
9.625%, 4/1/23, 144A	1,415,000	919,750
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A 10.625%, 5/1/24 (a)	4,049,000	2,874,790
SESI LLC 7.125%, 12/15/21	2,464,000	1,749,440
7.75%, 9/15/24	1,787,000	1,081,135
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	2,450,000	2,523,500
6.875%, 9/1/27, 144A	2,379,000	2,458,887

		12,788,467

Pipelines — 3.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	2,215,000	2,098,712
5.75%, 3/1/27, 144A	2,276,000	2,093,920
5.75%, 1/15/28, 144A	2,192,000	2,000,200
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	3,071,000	3,101,710
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	4,105,000	4,746,406
5.875%, 3/31/25	4,777,000	5,338,297
5.125%, 6/30/27	4,937,000	5,467,727
Cheniere Energy Partners LP 5.25%, 10/1/25	5,363,000	5,564,112
5.625%, 10/1/26	3,355,000	3,556,300
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	2,432,000	2,486,720
5.75%, 4/1/25	1,592,000	1,635,780
5.625%, 5/1/27, 144A	1,983,000	1,987,323
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	1,841,000	1,891,627
3.875%, 3/15/23	1,652,000	1,676,780
5.375%, 7/15/25	3,096,000	3,281,760
5.125%, 5/15/29	1,636,000	1,679,027
EnLink Midstream LLC 5.375%, 6/1/29	1,642,000	1,610,802

	Principal Amount	Value
Pipelines (Continued)
EnLink Midstream Partners LP 4.40%, 4/1/24	$1,810,000	$1,798,687
4.15%, 6/1/25	2,517,000	2,413,174
4.85%, 7/15/26	1,728,000	1,699,920
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/1/22	2,300,000	2,333,580
6.00%, 5/15/23	1,193,000	1,190,018
6.50%, 10/1/25	2,124,000	2,076,210
6.25%, 5/15/26	1,343,000	1,289,804
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	2,367,000	2,407,665
7.50%, 4/15/26, 144A (a)	1,447,000	1,468,705
NuStar Logistics LP 4.80%, 9/1/20	1,998,000	2,032,965
6.00%, 6/1/26	1,723,000	1,852,225
5.625%, 4/28/27	1,630,000	1,701,313
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/1/23, 144A	173,000	172,135
5.50%, 9/15/24, 144A	3,502,000	3,431,960
5.50%, 1/15/28, 144A	2,687,000	2,542,574
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/1/23	2,083,000	2,124,014
4.25%, 11/15/23	2,037,000	2,042,093
6.75%, 3/15/24	1,522,000	1,584,783
5.125%, 2/1/25	1,562,000	1,608,860
5.875%, 4/15/26	3,620,000	3,805,525
5.375%, 2/1/27	2,043,000	2,118,182
6.50%, 7/15/27, 144A	2,645,000	2,876,438
5.00%, 1/15/28	2,374,000	2,391,805
6.875%, 1/15/29, 144A	2,223,000	2,461,973

		99,641,811

Financial — 9.3%
Banks — 1.0%
CIT Group, Inc. 4.125%, 3/9/21	2,125,000	2,175,469
5.00%, 8/15/22	3,561,000	3,805,249
5.00%, 8/1/23	2,616,000	2,844,900
4.75%, 2/16/24	1,885,000	2,028,731
5.25%, 3/7/25	1,639,000	1,839,777
6.125%, 3/9/28	1,300,000	1,558,375
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	1,621,000	1,418,375
8.25%, 4/15/25, 144A	2,302,000	2,014,250
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	5,880,000	6,031,405
5.71%, 1/15/26, 144A	5,756,000	6,077,190

		29,793,721

Diversified Financial Services — 3.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/26, 144A	3,280,000	3,493,200
9.75%, 7/15/27, 144A	3,410,000	3,580,500

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Diversified Financial Services (Continued)
Ally Financial, Inc. 7.50%, 9/15/20	$1,284,000	$1,353,015
4.25%, 4/15/21	2,786,000	2,873,062
4.125%, 2/13/22	1,994,000	2,076,252
4.625%, 5/19/22	1,338,000	1,414,935
3.875%, 5/21/24	1,485,000	1,568,531
5.125%, 9/30/24	2,571,000	2,889,161
4.625%, 3/30/25	2,054,000	2,256,832
5.75%, 11/20/25	3,476,000	3,993,055
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 3/15/22, 144A	1,538,000	1,603,365
5.25%, 10/1/25, 144A	1,357,000	1,387,533
LPL Holdings, Inc., 144A 5.75%, 9/15/25	3,060,000	3,228,300
Metropolitan Light Co. Ltd., 144A 5.50%, 11/21/22	2,564,000	2,643,896
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23, 144A	2,887,000	2,996,937
9.125%, 7/15/26, 144A	2,621,000	2,774,984
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/1/21	1,951,000	1,958,316
Navient Corp. 5.00%, 10/26/20	2,388,000	2,450,685
5.875%, 3/25/21	2,420,000	2,544,025
6.625%, 7/26/21	2,585,000	2,772,413
Series MTN, 7.25%, 1/25/22	2,620,000	2,882,000
6.50%, 6/15/22	2,787,000	3,023,895
5.50%, 1/25/23	3,024,000	3,187,447
7.25%, 9/25/23	1,683,000	1,874,441
Series MTN, 6.125%, 3/25/24	2,677,000	2,854,351
5.875%, 10/25/24	1,844,000	1,949,090
6.75%, 6/25/25	1,807,000	1,947,043
6.75%, 6/15/26 (a)	1,705,000	1,828,613
NFP Corp., 144A 6.875%, 7/15/25	2,575,000	2,578,219
Quicken Loans, Inc. 5.75%, 5/1/25, 144A	4,660,000	4,881,350
5.25%, 1/15/28, 144A	3,325,000	3,462,156
Springleaf Finance Corp. 8.25%, 12/15/20	2,975,000	3,190,241
7.75%, 10/1/21	2,470,000	2,707,738
6.125%, 5/15/22	3,621,000	3,919,733
5.625%, 3/15/23	3,014,000	3,247,585
6.125%, 3/15/24	4,047,000	4,421,348
6.875%, 3/15/25	4,149,000	4,714,301
7.125%, 3/15/26	5,217,000	5,959,770
6.625%, 1/15/28	2,838,000	3,121,800

		111,610,118

Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/24, 144A	2,277,000	2,457,737
7.00%, 11/15/25, 144A	3,062,000	2,835,290
10.125%, 8/1/26, 144A	1,400,000	1,442,000

	Principal Amount	Value
Insurance (Continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/1/23	$2,650,000	$2,712,937
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23 (a)	1,803,000	1,753,418
AssuredPartners, Inc., 144A 7.00%, 8/15/25	1,939,000	1,943,847
Genworth Holdings, Inc. 7.625%, 9/24/21 (a)	2,328,000	2,438,580
HUB International Ltd., 144A 7.00%, 5/1/26	4,526,000	4,605,205

		20,189,014

Real Estate — 0.4%
Howard Hughes Corp., 144A 5.375%, 3/15/25	3,352,000	3,469,320
Kennedy-Wilson, Inc. 5.875%, 4/1/24	3,967,000	4,081,051
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/1/21, 144A (a)	1,656,000	1,618,243
4.875%, 6/1/23, 144A (a)	1,961,000	1,710,973
9.375%, 4/1/27, 144A (a)	1,801,000	1,566,870

		12,446,457

Real Estate Investment Trusts — 3.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A 5.75%, 5/15/26	3,540,000	3,739,125
CBL & Associates LP 5.25%, 12/1/23 (a)	1,447,000	926,080
5.95%, 12/15/26	2,067,000	1,364,220
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	2,169,000	2,244,915
5.375%, 3/15/27	1,845,000	1,967,231
Equinix, Inc. 5.375%, 1/1/22	2,350,000	2,414,625
5.375%, 4/1/23	3,224,000	3,300,570
5.75%, 1/1/25	2,218,000	2,320,582
5.875%, 1/15/26	3,607,000	3,845,964
5.375%, 5/15/27	4,305,000	4,661,583
ESH Hospitality, Inc., 144A 5.25%, 5/1/25	4,306,000	4,462,092
Iron Mountain, Inc. 4.375%, 6/1/21, 144A	1,337,000	1,350,370
6.00%, 8/15/23	2,197,000	2,251,925
5.75%, 8/15/24	3,344,000	3,394,160
4.875%, 9/15/27, 144A	3,311,000	3,416,555
5.25%, 3/15/28, 144A	2,613,000	2,724,053
iStar, Inc. 4.625%, 9/15/20	1,475,000	1,497,125
5.25%, 9/15/22	1,317,000	1,353,217
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	3,850,000	4,220,563

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
4.50%, 9/1/26	$1,627,000	$1,712,418
5.75%, 2/1/27, 144A	2,192,000	2,422,598
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	1,435,000	1,504,956
5.25%, 8/1/26	2,035,000	2,157,711
5.00%, 10/15/27	3,951,000	4,227,570
4.625%, 8/1/29	3,162,000	3,294,409
SBA Communications Corp. 4.875%, 7/15/22	1,840,000	1,873,304
4.00%, 10/1/22	3,046,000	3,114,535
4.875%, 9/1/24	4,151,000	4,311,851
Senior Housing Properties Trust 4.75%, 2/15/28	1,637,000	1,643,075
Starwood Property Trust, Inc. 3.625%, 2/1/21	1,670,000	1,686,700
5.00%, 12/15/21	2,212,000	2,300,480
4.75%, 3/15/25	1,711,000	1,758,053
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24 (a)	2,109,000	1,782,105
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	2,170,000	2,072,350
8.25%, 10/15/23 (a)	3,485,000	3,101,650
Washington Prime Group LP 6.45%, 8/15/24 (a)	2,565,000	2,477,790

		92,896,510

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/22	3,382,000	3,449,640
6.25%, 2/1/22	4,552,000	4,699,940
6.75%, 2/1/24	2,853,000	2,995,650
6.375%, 12/15/25	2,602,000	2,761,372
6.25%, 5/15/26, 144A	4,107,000	4,296,949

		18,203,551

Industrial — 9.0%
Aerospace/Defense — 2.3%
Arconic, Inc. 5.40%, 4/15/21	4,203,000	4,332,663
5.87%, 2/23/22	1,990,000	2,126,026
5.125%, 10/1/24	4,249,000	4,530,966
Bombardier, Inc. 8.75%, 12/1/21, 144A	2,058,000	2,240,647
5.75%, 3/15/22, 144A	3,818,000	3,870,497
6.00%, 10/15/22, 144A	4,246,000	4,235,385
6.125%, 1/15/23, 144A	3,958,000	3,948,105
7.50%, 12/1/24, 144A	3,322,000	3,318,180
7.50%, 3/15/25, 144A	4,871,000	4,761,402
7.875%, 4/15/27, 144A	6,578,000	6,388,883
TransDigm, Inc. 6.00%, 7/15/22	3,661,000	3,729,644
6.50%, 7/15/24	4,899,000	5,076,589
6.50%, 5/15/25	2,549,000	2,666,891
6.25%, 3/15/26, 144A	12,795,000	13,834,338

	Principal Amount	Value
Aerospace/Defense (Continued)
6.375%, 6/15/26	$3,108,000	$3,273,470
7.50%, 3/15/27, 144A (a)	1,840,000	1,982,600
Triumph Group, Inc. 7.75%, 8/15/25 (a)	1,553,000	1,560,765

		71,877,051

Building Materials — 0.9%
Builders FirstSource, Inc. 5.625%, 9/1/24, 144A	2,129,000	2,224,805
6.75%, 6/1/27, 144A	1,492,000	1,637,470
Cornerstone Building Brands, Inc., 144A 8.00%, 4/15/26 (a)	2,159,000	2,053,749
Griffon Corp. 5.25%, 3/1/22	3,196,000	3,235,023
JELD-WEN, Inc. 4.625%, 12/15/25, 144A	1,608,000	1,579,860
4.875%, 12/15/27, 144A	1,038,000	1,006,860
Standard Industries, Inc. 5.50%, 2/15/23, 144A	1,064,000	1,093,260
5.375%, 11/15/24, 144A	4,109,000	4,242,542
6.00%, 10/15/25, 144A	3,637,000	3,841,581
5.00%, 2/15/27, 144A	1,637,000	1,682,018
4.75%, 1/15/28, 144A	3,212,000	3,240,105
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	2,183,000	2,229,389

		28,066,662

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. 5.50%, 6/15/25, 144A	1,919,000	1,948,841
6.375%, 7/15/26, 144A (a)	1,813,000	1,914,981
7.75%, 1/15/27, 144A	1,917,000	2,101,511

		5,965,333

Electronics — 0.5%
ADT Security Corp. 6.25%, 10/15/21	3,193,000	3,408,528
3.50%, 7/15/22	3,997,000	4,021,981
4.125%, 6/15/23	1,661,000	1,691,625
Itron, Inc., 144A 5.00%, 1/15/26	1,206,000	1,236,150
Sensata Technologies BV 4.875%, 10/15/23, 144A	1,285,000	1,352,912
5.625%, 11/1/24, 144A	1,599,000	1,742,910
5.00%, 10/1/25, 144A	2,246,000	2,391,990

		15,846,096

Engineering & Construction — 0.4%
AECOM 5.875%, 10/15/24	2,877,000	3,117,949
5.125%, 3/15/27	3,061,000	3,212,581
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	3,362,000	2,979,572
MasTec, Inc. 4.875%, 3/15/23	1,529,000	1,559,580

		10,869,682

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Environmental Control — 0.5%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	$1,470,000	$1,547,175
Clean Harbors, Inc., 144A 4.875%, 7/15/27	1,700,000	1,802,000
Covanta Holding Corp. 5.875%, 3/1/24	1,077,000	1,109,310
5.875%, 7/1/25	1,663,000	1,739,914
6.00%, 1/1/27	1,257,000	1,313,565
GFL Environmental, Inc. 5.375%, 3/1/23, 144A	1,409,000	1,423,090
7.00%, 6/1/26, 144A	1,300,000	1,352,000
8.50%, 5/1/27, 144A	1,867,000	2,049,032
Stericycle, Inc., 144A 5.375%, 7/15/24	1,817,000	1,866,968

		14,203,054

Hand/Machine Tools — 0.1%
Colfax Corp. 6.00%, 2/15/24, 144A	2,028,000	2,169,960
6.375%, 2/15/26, 144A	1,301,000	1,416,464

		3,586,424

Machinery-Construction & Mining — 0.1%
Vertiv Group Corp., 144A 9.25%, 10/15/24	2,642,000	2,509,900

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/1/24	2,236,000	2,409,290
Welbilt, Inc. 9.50%, 2/15/24	621,000	669,127

		3,078,417

Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	3,356,000	3,410,535
4.625%, 5/15/23, 144A	2,846,000	2,919,882
6.00%, 2/15/25, 144A	5,820,000	6,092,812
4.125%, 8/15/26, 144A	1,600,000	1,621,968
5.25%, 8/15/27, 144A	2,600,000	2,632,500
Ball Corp. 4.375%, 12/15/20	2,768,000	2,837,200
5.00%, 3/15/22	2,549,000	2,708,312
4.00%, 11/15/23	3,496,000	3,701,390
5.25%, 7/1/25	2,993,000	3,367,125
4.875%, 3/15/26	2,762,000	3,038,200
Berry Global, Inc. 5.50%, 5/15/22	2,041,000	2,082,943
6.00%, 10/15/22	1,072,000	1,094,780
5.125%, 7/15/23	2,866,000	2,948,397
4.50%, 2/15/26, 144A	1,823,000	1,818,442
4.875%, 7/15/26, 144A	5,536,000	5,826,640
5.625%, 7/15/27, 144A	39,000	41,047
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	3,157,000	3,322,743
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	2,028,000	1,835,340

	Principal Amount	Value
Packaging & Containers (Continued)
7.875%, 7/15/26, 144A	$1,767,000	$1,603,553
Graphic Packaging International LLC 4.75%, 4/15/21	1,401,000	1,441,279
LABL Escrow Issuer LLC 6.75%, 7/15/26, 144A	2,500,000	2,575,000
10.50%, 7/15/27, 144A	2,090,000	2,116,125
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24, 144A	4,774,000	4,923,188
7.25%, 4/15/25, 144A	4,643,000	4,451,476
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	1,609,000	1,653,248
5.875%, 8/15/23, 144A	2,349,000	2,510,494
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	8,934,204	8,967,707
5.125%, 7/15/23, 144A	5,237,000	5,396,990
7.00%, 7/15/24, 144A	2,558,000	2,649,129
Sealed Air Corp. 6.50%, 12/1/20, 144A	1,506,000	1,558,710
4.875%, 12/1/22, 144A	1,413,000	1,487,183
5.25%, 4/1/23, 144A	1,939,000	2,074,730
5.125%, 12/1/24, 144A	1,417,000	1,525,046
5.50%, 9/15/25, 144A	1,070,000	1,163,625
Trivium Packaging Finance BV 5.50%, 8/15/26, 144A	3,400,000	3,604,000
8.50%, 8/15/27, 144A	2,300,000	2,478,250

		103,479,989

Transportation — 0.4%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/21 (a)	1,581,000	782,595
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23 (a)	1,378,000	1,229,865
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	3,632,000	3,720,730
6.125%, 9/1/23, 144A	2,705,000	2,803,732
6.75%, 8/15/24, 144A	3,278,000	3,540,240

		12,077,162

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22, 144A	2,276,000	2,372,730
6.50%, 10/1/25, 144A	1,567,000	1,617,928

		3,990,658

Technology — 4.7%
Computers — 1.5%
Banff Merger Sub, Inc., 144A 9.75%, 9/1/26	4,792,000	4,384,680
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	5,341,000	5,431,143
7.125%, 6/15/24, 144A	4,743,000	5,000,187
Dell, Inc. 4.625%, 4/1/21 (a)	1,385,000	1,418,759
Diebold Nixdorf, Inc. 8.50%, 4/15/24	1,362,000	1,278,578

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Computers (Continued)
EMC Corp. 3.375%, 6/1/23	$3,298,000	$3,271,604
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23 (a)	3,492,000	2,199,960
Harland Clarke Holdings Corp. 9.25%, 3/1/21, 144A (a)	2,376,000	2,233,440
8.375%, 8/15/22, 144A	2,638,000	2,103,805
Leidos Holdings, Inc. 4.45%, 12/1/20	1,382,000	1,412,501
NCR Corp. 4.625%, 2/15/21	894,000	896,324
5.00%, 7/15/22	2,370,000	2,398,013
6.375%, 12/15/23	2,581,000	2,667,928
5.75%, 9/1/27, 144A	1,600,000	1,695,696
6.125%, 9/1/29, 144A	1,600,000	1,704,192
Western Digital Corp. 4.75%, 2/15/26 (a)	7,776,000	7,977,787

		46,074,597

Office/Business Equipment — 0.7%
CDW LLC / CDW Finance Corp. 5.00%, 9/1/23	1,698,000	1,738,327
5.50%, 12/1/24	1,834,000	2,005,937
5.00%, 9/1/25	2,220,000	2,326,837
Pitney Bowes, Inc. 3.875%, 10/1/21	2,325,000	2,330,813
4.625%, 5/15/22	2,197,000	2,169,538
4.95%, 4/1/23	1,673,000	1,597,715
4.625%, 3/15/24	1,200,000	1,101,000
Xerox Corp. 4.50%, 5/15/21	3,666,000	3,775,980
4.125%, 3/15/23	3,354,000	3,429,465

		20,475,612

Semiconductors — 0.1%
Qorvo, Inc. 5.50%, 7/15/26	3,018,000	3,229,320
Sensata Technologies UK Financing Co. PLC, 144A 6.25%, 2/15/26	245,000	261,467

		3,490,787

Software — 2.4%
CDK Global, Inc. 5.00%, 10/15/24	1,342,000	1,415,810
5.875%, 6/15/26	1,804,000	1,922,793
4.875%, 6/1/27	2,766,000	2,871,772
5.25%, 5/15/29, 144A	1,205,000	1,245,669
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	3,659,000	3,696,358
Dun & Bradstreet Corp. 6.875%, 8/15/26, 144A	2,399,000	2,604,414
10.25%, 2/15/27, 144A	2,602,000	2,852,442
Infor US, Inc. 6.50%, 5/15/22	5,833,000	5,949,660
Informatica LLC, 144A 7.125%, 7/15/23	2,806,000	2,862,120

	Principal Amount	Value
Software (Continued)
IQVIA, Inc. 5.00%, 10/15/26, 144A	$3,327,000	$3,522,461
5.00%, 5/15/27, 144A	3,821,000	4,045,484
MSCI, Inc. 5.25%, 11/15/24, 144A	2,522,000	2,630,950
5.75%, 8/15/25, 144A	2,650,000	2,795,750
4.75%, 8/1/26, 144A	1,806,000	1,894,043
5.375%, 5/15/27, 144A	1,556,000	1,677,368
Nuance Communications, Inc. 5.625%, 12/15/26	1,590,000	1,679,438
Open Text Corp. 5.625%, 1/15/23, 144A	2,701,000	2,782,030
5.875%, 6/1/26, 144A	2,668,000	2,857,962
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	3,962,000	3,654,945
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	7,513,000	8,001,345
SS&C Technologies, Inc., 144A 5.50%, 9/30/27	6,563,000	6,903,456
TIBCO Software, Inc., 144A 11.375%, 12/1/21	3,070,000	3,225,419
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 2/1/23, 144A	1,387,000	1,380,065
10.50%, 2/1/24, 144A (a)	2,712,000	2,562,840

		75,034,594

Utilities — 2.9%
Electric — 2.6%
AES Corp. 4.00%, 3/15/21	1,987,000	2,034,410
4.50%, 3/15/23	1,287,000	1,326,125
4.875%, 5/15/23	1,803,000	1,832,299
5.50%, 4/15/25	2,100,000	2,197,188
6.00%, 5/15/26	1,819,000	1,957,226
5.125%, 9/1/27	1,508,000	1,620,391
Calpine Corp. 6.00%, 1/15/22, 144A	2,400,000	2,425,872
5.375%, 1/15/23	4,022,000	4,087,036
5.875%, 1/15/24, 144A	1,396,000	1,429,308
5.50%, 2/1/24	2,099,000	2,122,593
5.75%, 1/15/25 (a)	3,661,000	3,729,644
5.25%, 6/1/26, 144A	4,355,000	4,425,769
Clearway Energy Operating LLC 5.375%, 8/15/24	2,402,000	2,471,057
5.75%, 10/15/25, 144A	2,110,000	2,207,630
Drax Finco PLC, 144A 6.625%, 11/1/25	1,738,000	1,803,175
InterGen NV, 144A 7.00%, 6/30/23	1,354,000	1,252,450
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	2,490,000	2,564,700
4.25%, 9/15/24, 144A	1,483,000	1,543,432
4.50%, 9/15/27, 144A	1,843,000	1,900,594
NRG Energy, Inc. 7.25%, 5/15/26	3,624,000	3,986,400
6.625%, 1/15/27	4,520,000	4,898,550
5.75%, 1/15/28	2,843,000	3,073,994
5.25%, 6/15/29, 144A	2,060,000	2,200,739

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

	Principal Amount	Value
Electric (Continued)
Talen Energy Supply LLC 6.50%, 6/1/25	$1,998,000	$1,528,470
10.50%, 1/15/26, 144A	2,370,000	2,160,255
7.25%, 5/15/27, 144A	2,040,000	2,034,900
6.625%, 1/15/28, 144A	1,300,000	1,264,250
TransAlta Corp. 4.50%, 11/15/22	1,200,000	1,236,951
Vistra Energy Corp. 5.875%, 6/1/23	1,376,000	1,408,680
Vistra Operations Co. LLC 5.50%, 9/1/26, 144A	3,590,000	3,778,475
5.625%, 2/15/27, 144A	3,585,000	3,809,062
5.00%, 7/31/27, 144A	4,550,000	4,709,250

		79,020,875

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	2,322,000	2,475,832
5.50%, 5/20/25	2,390,000	2,539,375
5.875%, 8/20/26	2,261,000	2,466,638
5.75%, 5/20/27	1,655,000	1,759,431

		9,241,276

TOTAL CORPORATE BONDS (Cost $3,011,944,568)		3,035,680,732

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c) (Cost $161,595,001)	161,595,001	$161,595,001

CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $36,745,383)	36,745,383	36,745,383

TOTAL INVESTMENTS — 105.6% (Cost $3,210,284,952)		$3,234,021,116
Other assets and liabilities, net — (5.6%)		(172,169,703)

NET ASSETS — 100.0%		$3,061,851,413

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
111,668,629	49,926,372	(d)	—	—	—	1,779,174	—	161,595,001	161,595,001

CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	385,888,416		(349,143,033)	—	—	367,822	—	36,745,383	36,745,383

111,668,629	435,814,788		(349,143,033)	—	—	2,146,996	—	198,340,384	198,340,384

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $160,024,679, which is 5.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,955,725.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$3,035,680,732	$—	$3,035,680,732
Short-Term Investments (e)	198,340,384	—	—	198,340,384

TOTAL	$198,340,384	$3,035,680,732	$—	$3,234,021,116

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	74

This Page is Intentionally Left Blank

75

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2019

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF
Assets
Investment in non-affiliated securities at value	$5,200,763	$10,180,736	$146,905,749	$143,486,176
Investment in affiliated securities at value	—	259,281	—	—
Investment in DWS Government Money Market Series	41,312	3,813	2,360,073	1,864,770
Investment in DWS Government & Agency Securities Portfolio*	—	—	9,810,481	1,219,663
Foreign currency at value	12,614	14,001	—	—
Unrealized appreciation on forward foreign currency contracts	77,136	145,478	—	—
Receivables:
Investment securities sold	—	71,499	6,708,332	5,247,521
Interest	64,711	75,434	2,665,030	2,110,805
Securities lending income	—	—	14,688	237
Foreign tax reclaim	143	1,355	—	—

Total assets	$5,396,679	$10,751,597	$168,464,353	$153,929,172

Liabilities
Due to custodian	$24	$2	$—	$2,200
Payable upon return of securities loaned	—	—	9,810,481	1,219,663
Unrealized depreciation on forward foreign currency contracts	11,878	62,335	—	—
Payables:
Investment securities purchased	41,492	19,453	7,929,231	8,404,175
Investment advisory fees	1,354	2,160	25,261	24,257

Total liabilities	54,748	83,950	17,764,973	9,650,295

Net Assets, at value	$5,341,931	$10,667,647	$150,699,380	$144,278,877

Net Assets Consist of
Paid-in capital	$5,009,594	$9,953,183	$154,396,955	$142,034,522
Distributable earnings (loss)	332,337	714,464	(3,697,575)	2,244,355

Net Assets, at value	$5,341,931	$10,667,647	$150,699,380	$144,278,877

Number of Common Shares outstanding	100,001	200,001	3,100,001	2,850,001

Net Asset Value	$53.42	$53.34	$48.61	$50.62

Investment in non-affiliated securities at cost	$5,072,991	$9,683,546	$149,083,250	$139,858,144

Investment in affiliated securities at cost	$—	$267,354	$—	$—

Value of securities loaned	$—	$—	$10,694,071	$1,488,709

Investment in DWS Government Money Market Series at cost	$41,312	$3,813	$2,360,073	$1,864,770

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$9,810,481	$1,219,663

Non-cash collateral for securities on loan	$—	$—	$1,329,024	$320,999

Foreign currency at cost	$12,689	$14,241	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	76

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2019

	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$22,050,849	$3,035,680,732
Investment in DWS Government Money Market Series	311,842	36,745,383
Investment in DWS Government & Agency Securities Portfolio*	1,835,191	161,595,001
Receivables:
Investment securities sold	102,192	19,804,361
Capital shares	–	4,954,868
Interest	358,148	50,284,004
Securities lending income	1,421	157,267

Total assets	$24,659,643	$3,309,221,616

Liabilities
Due to custodian	$–	$128,242
Payable upon return of securities loaned	1,835,191	161,595,001
Payables:
Investment securities purchased	711,154	85,264,407
Investment advisory fees	3,726	382,553

Total liabilities	2,550,071	247,370,203

Net Assets, at value	$22,109,572	$3,061,851,413

Net Assets Consist of
Paid-in capital	$22,608,480	$3,043,859,491
Distributable earnings (loss)	(498,908)	17,991,922

Net Assets, at value	$22,109,572	$3,061,851,413

Number of Common Shares outstanding	450,001	60,950,001

Net Asset Value	$49.13	$50.24

Investment in non-affiliated securities at cost	$22,096,598	$3,011,944,568

Value of securities loaned	$1,802,385	$160,024,679

Investment in DWS Government Money Market Series at cost	$311,842	$36,745,383

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,835,191	$161,595,001

Non-cash collateral for securities on loan	$37,961	$4,955,725

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	77

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2019

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF
Investment Income
Unaffiliated interest income*	$69,527	$82,610	$10,381,806	$6,847,979
Income distributions from affiliated funds	560	1,230	22,171	31,675
Affiliated securities lending income	–	–	173,444	15,389

Total investment income	70,087	83,840	10,577,421	6,895,043

Expenses
Investment advisory fees	15,239	19,075	512,537	352,381
Other expenses	57	57	299	299

Total expenses	15,296	19,132	512,836	352,680

Less fees waived (see note 3):
Waiver	(16)	(154)	(57,857)	(19,176)

Net expenses	15,280	18,978	454,979	333,504

Net investment income (loss)	54,807	64,862	10,122,442	6,561,539

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(14,241)	3,345	(2,102,427)	(875,015)
In-kind redemptions	–	–	–	1,113
Foreign currency transactions	(2,638)	(1,342)	–	–
Forward foreign currency contracts	351,452	309,932	–	–

Net realized gain (loss)	334,573	311,935	(2,102,427)	(873,902)
Net change in unrealized appreciation (depreciation) on:
Investments	37,666	549,562	422,918	5,099,880
Investments in affiliates	–	(8,073)	–	–
Foreign currency translations	(125)	(470)	–	–
Forward foreign currency contracts	19,629	49,225	–	–

Net change in unrealized appreciation (depreciation)	57,170	590,244	422,918	5,099,880

Net realized and unrealized gain (loss) on investments and foreign currency transactions	391,743	902,179	(1,679,509)	4,225,978

Net Increase (Decrease) in Net Assets Resulting from Operations	$446,550	$967,041	$8,442,933	$10,787,517

* Unaffiliated foreign tax withheld	$278	$–	$–	$–

See Notes to Financial Statements.	78

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2019

	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$1,975,239	$149,258,585
Income distributions from affiliated funds	6,484	367,822
Affiliated securities lending income	29,591	1,779,174

Total investment income	2,011,314	151,405,581

Expenses
Investment advisory fees	67,259	4,854,316
Other expenses	43	3,713

Total expenses	67,302	4,858,029

Less fees waived (see note 3):
Waiver	(193)	(621,743)

Net expenses	67,109	4,236,286

Net investment income (loss)	1,944,205	147,169,295

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(506,108)	(19,974,619)
In-kind redemptions	(333,295)	13,390,157

Net realized gain (loss)	(839,403)	(6,584,462)
Net change in unrealized appreciation (depreciation) on:
Investments	177,009	34,976,324

Net change in unrealized appreciation (depreciation)	177,009	34,976,324

Net realized and unrealized gain (loss) on investments	(662,394)	28,391,862

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,281,811	$175,561,157

See Notes to Financial Statements.	79

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Barclays International Corporate Bond Hedged ETF			Xtrackers Barclays International Treasury Bond Hedged ETF
	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$54,807	$38,156		$64,862	$33,401
Net realized gain (loss)	334,573	247,480		311,935	175,195
Net change in net unrealized appreciation (depreciation)	57,170	(203,014)		590,244	(143,716)

Net increase (decrease) in net assets resulting from operations	446,550	82,622		967,041	64,880

Distributions to Shareholders	(115,588)	(113,203	)*	(150,086)	(63,240	)*

Fund Shares Transactions
Proceeds from shares sold	—	—		4,951,893	—
Value of shares redeemed	—	—		—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—		4,951,893	—

Total net increase (decrease) in Net Assets	330,962	(30,581)		5,768,848	1,640

Net Assets
Beginning of year	5,010,969	5,041,550		4,898,799	4,897,159

End of year	$5,341,931	$5,010,969	**	$10,667,647	$4,898,799	**

Changes in Shares Outstanding
Shares outstanding, beginning of year	100,001	100,001		100,001	100,001
Shares sold	—	—		100,000	—
Shares redeemed	—	—		—	—

Shares outstanding, end of year	100,001	100,001		200,001	100,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $66,185 and $16,001 respectively.

See Notes to Financial Statements.	80

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers High Beta High Yield Bond ETF			Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2019	For the Period January 11, 2018(1) to August 31, 2018		Year Ended August 31, 2019	For the Period January 11, 2018(1) to August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,122,442	$5,906,468		$6,561,539	$3,668,878
Net realized gain (loss)	(2,102,427)	(250,530)		(873,902)	(1,084,231)
Net change in net unrealized appreciation (depreciation)	422,918	(2,600,419)		5,099,880	(1,471,848)

Net increase (decrease) in net assets resulting from operations	8,442,933	3,055,519		10,787,517	1,112,799

Distributions to Shareholders	(10,069,325)	(5,126,702	)*	(6,517,014)	(3,138,241	)*

Fund Shares Transactions
Proceeds from shares sold	4,812,681	149,584,224		7,295,389	139,667,206
Value of shares redeemed	—	—		(4,928,829)	—

Net increase (decrease) in net assets resulting from fund share transactions	4,812,681	149,584,224		2,366,560	139,667,206

Total net increase (decrease) in Net Assets	3,186,289	147,513,041		6,637,063	137,641,764

Net Assets
Beginning of period	147,513,091	50		137,641,814	50

End of period	$150,699,380	$147,513,091	**	$144,278,877	$137,641,814	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,001	1		2,800,001	1
Shares sold	100,000	3,000,000		150,000	2,800,000
Shares redeemed	—	—		(100,000)	—

Shares outstanding, end of period	3,100,001	3,000,001		2,850,001	2,800,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $779,766 and $530,637 respectively.

See Notes to Financial Statements.	81

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Short Duration High Yield Bond ETF			Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2019	For the Period January 10, 2018(1) to August 31, 2018		Year Ended August 31, 2019	Year Ended August 31, 2018

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,944,205	$1,195,352		$147,169,295	$52,854,950
Net realized gain (loss)	(839,403)	(64,402)		(6,584,462)	(1,691,911)
Net change in net unrealized appreciation (depreciation)	177,009	(222,758)		34,976,324	(13,361,568)

Net increase (decrease) in net assets resulting from operations	1,281,811	908,192		175,561,157	37,801,471

Distributions to Shareholders	(2,014,987)	(1,017,257	)*	(141,405,511)	(45,466,199)*

Fund Shares Transactions
Proceeds from shares sold	12,264,827	39,864,822		2,772,020,595	1,813,276,805
Value of shares redeemed	(29,177,886)	—		(1,539,942,869)	(230,205,552)

Net increase (decrease) in net assets resulting from fund share transactions	(16,913,059)	39,864,822		1,232,077,726	1,583,071,253

Total net increase (decrease) in Net Assets	(17,646,235)	39,755,757		1,266,233,372	1,575,406,525

Net Assets
Beginning of period	39,755,807	50		1,795,618,041	220,211,516

End of period	$22,109,572	$39,755,807	**	$3,061,851,413	$1,795,618,041 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	1		36,000,001	4,300,001
Shares sold	250,000	800,000		56,450,000	36,350,000
Shares redeemed	(600,000)	—		(31,500,000)	(4,650,000)

Shares outstanding, end of period	450,001	800,001		60,950,001	36,000,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $178,095 and $8,479,077 respectively.

See Notes to Financial Statements.	82

DBX ETF Trust

Financial Highlights

Xtrackers Barclays International Corporate Bond Hedged ETF Selected Per Share Data	Years Ended August 31,		Period Ended 8/31/2017(a)
	2019	2018
Net Asset Value, beginning of period	$50.11	$50.42	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.55	0.38	0.43
Net realized and unrealized gain (loss)	3.92	0.44	0.91

Total from investment operations	4.47	0.82	1.34

Less distributions from:
Net investment income	(1.16)	(1.13)	(0.92)

Total distributions	(1.16)	(1.13)	(0.92)

Net Asset Value, end of period	$53.42	$50.11	$50.42

Total Return (%)	9.09 (c)	1.65	2.72	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	5	5
Ratio of expenses before fee waiver (%)	0.30	0.30	0.30	*
Ratio of expenses after fee waiver (%)	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	1.08	0.76	1.01	*
Portfolio turnover rate (%)(d)	35	28	36	**

Xtrackers Barclays International Treasury Bond Hedged ETF Selected Per Share Data	Years Ended August 31,		Period Ended 8/31/2017(a)
	2019	2018
Net Asset Value, beginning of period	$48.99	$48.97	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.43	0.33	0.25
Net realized and unrealized gain (loss)	5.18	0.32	(0.40)

Total from investment operations	5.61	0.65	(0.15)

Less distributions from:
Net investment income	(0.49)	(0.63)	(0.88)
Net realized gains	(0.77)	—	—

Total distributions	(1.26)	(0.63)	(0.88)

Net Asset Value, end of period	$53.34	$48.99	$48.97

Total Return (%)	11.70 (c)	1.34	(0.27	)(e)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11	5	5
Ratio of expenses before fee waiver (%)	0.25	0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.25	0.25	0.25	*
Ratio of net investment income (loss) (%)	0.85	0.68	0.60	*
Portfolio turnover rate (%)(d)	24	31	44	**

(a)	For the period October 25, 2016 (commencement of operations) through August 31, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.03%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	83

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	Year Ended 8/31/2019	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	3.32	2.07
Net realized and unrealized gain (loss)	(0.58)	(1.11)

Total from investment operations	2.74	0.96

Less distributions from:
Net investment income	(3.30)	(1.79)

Total distributions	(3.30)	(1.79)

Net Asset Value, end of period	$48.61	$49.17

Total Return (%)	5.90 (c)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	151	148
Ratio of expenses before fee waiver (%)	0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.31	0.35	*
Ratio of net investment income (loss) (%)	6.91	6.71	*
Portfolio turnover rate (%)(d)	51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	Year Ended 8/31/2019	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.29	1.37
Net realized and unrealized gain (loss)	1.44	(1.05)

Total from investment operations	3.73	0.32

Less distributions from:
Net investment income	(2.27)	(1.16)

Total distributions	(2.27)	(1.16)

Net Asset Value, end of period	$50.62	$49.16

Total Return (%)	7.84 (c)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	144	138
Ratio of expenses before fee waiver (%)	0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.24	0.25	*
Ratio of net investment income (loss) (%)	4.66	4.44	*
Portfolio turnover rate (%)(d)	55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	84

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	Year Ended 8/31/2019	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	2.83	1.76
Net realized and unrealized gain (loss)	(0.54)	(0.59)

Total from investment operations	2.29	1.17

Less distributions from:
Net investment income	(2.85)	(1.48)

Total distributions	(2.85)	(1.48)

Net Asset Value, end of period	$49.13	$49.69

Total Return (%)	4.79 (d)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	22	40
Ratio of expenses before fee waiver (%)	0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20	0.20	*
Ratio of net investment income (loss) (%)	5.78	5.56	*
Portfolio turnover rate (%)(e)	45	37	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2017(b)
	2019	2018
Net Asset Value, beginning of period	$49.88	$51.21		$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	2.98	2.89		2.07
Net realized and unrealized gain (loss)	0.30	(1.53)		1.11

Total from investment operations	3.28	1.36		3.18

Less distributions from:
Net investment income	(2.92)	(2.69)		(1.97)

Total distributions	(2.92)	(2.69)		(1.97)

Net Asset Value, end of period	$50.24	$49.88		$51.21

Total Return (%)	6.87 (d)	2.76	(d)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,062	1,796		220
Ratio of expenses before fee waiver (%)	0.20	0.20		0.25	*
Ratio of expenses after fee waiver (%)	0.17	0.20		0.25	*
Ratio of net investment income (loss) (%)	6.06	5.86		5.57	*
Portfolio turnover rate (%)(e)	29	32		36	**

(a)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(b)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(c)	Based on average shares outstanding during the period.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	85

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2019, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Barclays International Corporate Bond Hedged ETF
Xtrackers Barclays International Treasury Bond Hedged ETF
Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF offer shares that are listed and traded on the Cboe BZX Exchange (“Cboe”). Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Barclays International Corporate Bond Hedged ETF	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)
Xtrackers Barclays International Treasury Bond Hedged ETF	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the last calendar day of the preceding month. This means that no changes in the weights are made during the month to account for changes in the Underlying Index due to price movement

86

DBX ETF Trust

Notes to Financial Statements (Continued)

of constituent securities. With respect to the bond components of the Underlying Index, the Underlying Index is rebalanced on the last calendar day of the month. No changes are made to constituent holdings other than on month end rebalancing dates.

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Solactive Indexes are rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV, of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

87

DBX ETF Trust

Notes to Financial Statements (Continued)

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Accounting Standard Update    In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables-Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized

88

DBX ETF Trust

Notes to Financial Statements (Continued)

gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2019, the Funds did not incur any interest or penalties.

As of August 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Barclays International Corporate Bond Hedged ETF	$108,272	$132,743	$(12,514)	$103,836	$332,337
Xtrackers Barclays International Treasury Bond Hedged ETF	103,867	147,205	(760)	464,152	714,464
Xtrackers High Beta High Yield Bond ETF	832,883	—	(2,261,929)	(2,268,529)	(3,697,575)
Xtrackers Low Beta High Yield Bond ETF	575,162	—	(1,952,587)	3,621,780	2,244,355
Xtrackers Short Duration High Yield Bond ETF	109,641	—	(558,204)	(50,345)	(498,908)
Xtrackers USD High Yield Corporate Bond ETF	14,425,689	—	(15,423,289)	18,989,522	17,991,922

The tax character of dividends and distributions declared for the periods ended August 31, 2019 and August 31, 2018 were as follows:

	Year Ended August 31, 2019
	Ordinary Income*	Long-Term Capital Gains
Xtrackers Barclays International Corporate Bond Hedged ETF	$115,588	$—
Xtrackers Barclays International Treasury Bond Hedged ETF	88,514	61,572
Xtrackers High Beta High Yield Bond ETF	10,069,325	—
Xtrackers Low Beta High Yield Bond ETF	6,517,014	—
Xtrackers Short Duration High Yield Bond ETF	2,014,987	—
Xtrackers USD High Yield Corporate Bond ETF	141,405,511	—

	Year Ended August 31, 2018
		Ordinary Income*
Xtrackers Barclays International Corporate Bond Hedged ETF		$113,203
Xtrackers Barclays International Treasury Bond Hedged ETF		63,240
Xtrackers High Beta High Yield Bond ETF		5,126,702
Xtrackers Low Beta High Yield Bond ETF		3,138,241
Xtrackers Short Duration High Yield Bond ETF		1,017,257
Xtrackers USD High Yield Corporate Bond ETF		45,466,199

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

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At August 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$630,551	$1,631,378	$2,261,929
Xtrackers Low Beta High Yield Bond ETF	1,742,449	210,138	1,952,587
Xtrackers Short Duration High Yield Bond ETF	385,880	169,996	555,876
Xtrackers USD High Yield Corporate Bond ETF	6,496,810	8,743,651	15,240,461

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2019, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Late Year Ordinary Losses
Xtrackers Barclays International Corporate Bond Hedged ETF	$12,514
Xtrackers Barclays International Treasury Bond Hedged ETF	760

For the fiscal year ended August 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to premium amortization on debt securities and redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Low Beta High Yield Bond ETF	$(706)	$706
Xtrackers Short Duration High Yield Bond ETF	343,333	(343,333)
Xtrackers USD High Yield Corporate Bond ETF	(10,009,682)	10,009,682

As of August 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Barclays International Corporate Bond Hedged ETF	$5,136,505	$105,570	$156,091	$(50,521)
Xtrackers Barclays International Treasury Bond Hedged ETF	9,984,800	465,668	563,990	(98,322)
Xtrackers High Beta High Yield Bond ETF	161,344,832	(2,268,529)	4,437,044	(6,705,573)
Xtrackers Low Beta High Yield Bond ETF	142,948,829	3,621,780	3,864,215	(242,435)
Xtrackers Short Duration High Yield Bond ETF	24,248,227	(50,345)	396,070	(446,415)
Xtrackers USD High Yield Corporate Bond ETF	3,215,031,594	18,989,522	82,163,091	(63,173,569)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of August 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

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Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of August 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2019, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$9,810,481	$35,096	$60,540	$1,233,388	$11,139,505

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$11,139,505

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$1,219,663	$15,802	$25,952	$279,245	$1,540,662

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,540,662

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$1,835,191	$—	$697	$37,264	$1,873,152

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,873,152

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$161,595,001	$212,450	$350,865	$4,392,410	$166,550,726

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$166,550,726

During the year ended August 31, 2019, Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF enter into forward foreign currency contracts (“forward

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currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended August 31, 2019, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of August 31, 2019 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S. currencies during the year ended August 31, 2019.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Barclays International Corporate Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$77,136	Unrealized depreciation on forward foreign currency contracts	$11,878

Xtrackers Barclays International Treasury Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$145,478	Unrealized depreciation on forward foreign currency contracts	$62,335

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:
Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$351,452
Xtrackers Barclays International Treasury Bond Hedged ETF	309,932

Net Change in Unrealized Appreciation (Depreciation) on:
Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$19,629
Xtrackers Barclays International Treasury Bond Hedged ETF	49,225

For the year ended August 31, 2019 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Contracts (Contract Value)
Xtrackers Barclays International Corporate Bond Hedged ETF	$(5,015,757)
Xtrackers Barclays International Treasury Bond Hedged ETF	(7,526,215)

As of August 31, 2019, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes

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the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers Barclays International Corporate Bond Hedged ETF
The Bank of Nova Scotia	$77,136	$(11,878)	$—	$65,258	$11,878	$(11,878)	$—	$—
Xtrackers Barclays International Treasury Bond Hedged ETF
The Bank of Nova Scotia	$145,478	$(62,335)	$—	$83,143	$62,335	$(62,335)	$—	$—

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Barclays International Corporate Bond Hedged ETF	0.30%
Xtrackers Barclays International Treasury Bond Hedged ETF	0.25%
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers Barclays International Treasury Bond Hedged ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended August 31, 2019, the Advisor waived $120 expenses of the Fund.

Effective May 31, 2019, the Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until June 1, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. For the period from May 31, 2019 through August 31, 2019, the Advisor waived $57,208 of expenses to the Fund.

Effective May 31, 2019, the Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until June 1, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. For the period from May 31, 2019 through August 31, 2019, the Advisor waived $18,193 of expenses to the Fund.

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Effective March 29, 2019, the Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until March 30, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. For the period from March 29, 2019 through August 31, 2019, the Advisor waived $611,362 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended August 31, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Barclays International Corporate Bond Hedged ETF	$16
Xtrackers Barclays International Treasury Bond Hedged ETF	34
Xtrackers High Beta High Yield Bond ETF	649
Xtrackers Low Beta High Yield Bond ETF	983
Xtrackers Short Duration High Yield Bond ETF	193
Xtrackers USD High Yield Corporate Bond ETF	10,381

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Barclays International Corporate Bond Hedged ETF	$2,063,167	$1,732,753
Xtrackers Barclays International Treasury Bond Hedged ETF	7,039,329	1,846,500
Xtrackers High Beta High Yield Bond ETF	72,696,804	72,983,597
Xtrackers Low Beta High Yield Bond ETF	79,525,843	75,874,627
Xtrackers Short Duration High Yield Bond ETF	14,711,421	14,691,620
Xtrackers USD High Yield Corporate Bond ETF	721,608,963	690,336,095

For the year ended August 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$4,643,886	$—
Xtrackers Low Beta High Yield Bond ETF	7,188,196	4,793,487
Xtrackers Short Duration High Yield Bond ETF	12,164,148	28,317,601
Xtrackers USD High Yield Corporate Bond ETF	2,732,959,384	1,510,105,316

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common

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trustees. During the year ended August 31, 2019, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$17,091,804	$40,343,213	$577,453
Xtrackers Low Beta High Yield Bond ETF	40,343,213	17,091,804	(716,449)

5. Fund Share Transactions

As of August 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at August 31, 2019.

Pro-rata Share
Xtrackers Barclays International Corporate Bond Hedged ETF	$1,050,000
Xtrackers Barclays International Treasury Bond Hedged ETF	1,050,000
Xtrackers USD High Yield Corporate Bond ETF	5,250,000

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8. Fund Liquidation

On October 24, 2019, the Board of Trustees unanimously voted to close and liquidate Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF. After the close of business on November 12, 2019, the Funds will no longer accept creation orders and the final day of trading on the exchange will be November 12, 2019. Proceeds of the liquidation will be sent to shareholders on or about November 21, 2019.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield Corporate Bond ETF, and the Board of Trustees of DBX ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Barclays International Corporate Bond Hedged ETF Xtrackers Barclays International Treasury Bond Hedged ETF	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the two years in the period ended August 31, 2019 and the period from October 25, 2016 (commencement of operations) through August 31, 2017
Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the two years in the period ended August 31, 2019 and the period from December 7, 2016 (commencement of operations) through August 31, 2017
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF	For the year ended August 31, 2019	For the year ended August 31, 2019 and for the period from January 11, 2018 (commencement of operations) through August 31, 2018
Xtrackers Short Duration High Yield Bond ETF	For the year ended August 31, 2019	For the year ended August 31, 2019 and for the period from January 10, 2018 (commencement of operations) through August 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2019

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Board Members and Officers (Unaudited)

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Independent Board Members
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	38	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	38	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	38	(Chairman of) Ilex Management Ltd,; Old Westbury Funds

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Interested Board Member(2)
Michael Gilligan(2) (1966) Board Member since 2016, and Treasurer, Chief Financial Officer and Controller since 2010	Director(3) in DWS Finance Division (2008-Present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments (2018-present); Chief Financial Officer of RREEF America LLC (2018-present).	38	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Officers(2)
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present) and the Advisor (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun(5) (1953) Secretary, 2016-present	Director(3) in DWS US Retail Legal (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in DWS US Retail Legal (2014-2018); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
John Millette(6) (1962) Assistant Secretary, 2019-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); and Director and Vice President of DWS Trust Company (2016-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017).
Kevin Teevan(5) (1973) Assistant Treasurer, 2018-present	Vice President in Finance for US Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for US Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

(1)	The length of time served is represented by the year in which the Board Member joined the Board.

(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

(3)	Executive title, not a board directorship.

(4)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.

(5)	Address: 345 Park Avenue, New York, New York 10154.

(6)	Address: One International Place, Boston, Massachusetts 02110.

(7)	Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. These funds are currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. A Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL, and HYLB are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with DBX Advisors LLC (the “Adviser”), and neither approves, endorses, reviews or recommends IFIX and IGVT (the “Funds”). Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) or Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the “Indices”), and shall not be liable in any way to the Adviser, the Funds, investors in the Funds, or other third parties in respect of the use or accuracy of the Indices or any data included therein.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-52201-3 (10/19) DBX004118 (10/20)

August 31, 2019

Annual Report

DBX ETF Trust

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers S&P 500 ESG ETF (SNPE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our five equity ETFs tracking the environmental, social and governance (ESG) market for the period ended August 31, 2019.

The global economy experienced softened growth during the reporting period against a backdrop of rising trade tensions, uncertainty regarding Brexit1, and growing geopolitical tensions. However, robust labor markets supported the global economy amid a slowdown in manufacturing activity. The U.S. economy grew at a modest pace amid softening imports. Meanwhile, a downturn in manufacturing activity continued across the eurozone, owing to weak external demand. The Chinese economy also experienced a slowdown due to weak domestic demand and contracting exports. Amid this volatile environment, evidence based on research suggests that companies with ESG focus are increasing their competitive advantage by taking initiatives in product innovation and sustainable resource usage.

ESG-focused strategies have helped listed companies improve their performance on material ESG issues and will continue to do so. More financial institutions, companies, governments, central banks, and regulators are moving from purely exclusionary to integrated ESG strategies. In a major development, climate negotiators reached an agreement to bolster the 2015 Paris Climate Agreement at the 24th Conference of the Parties to the United Nations Framework Convention on Climate Change held in Poland. Moreover, in 2018, the European Commission announced its Sustainable Finance Action Plan, which seeks to encourage capital flows into areas that promote the United Nations’ Sustainable Development Goals and manage financial risks from climate change. Another important focus of the EU Action Plan centers on disclosure, which can be a significant value driver in the investment process.

In the U.S., domestic consumption remained strong, offsetting the effect of decreasing exports and an inventory build-up, which resulted in the U.S. equity markets reaching new highs. However, growth was modest due to lagged effects of the Federal Reserve Board’s (FRB) tightening cycle and a weaker external environment. Furthermore, the manufacturing sector and imports showed signs of softening, in part reflecting the effect of trade tariffs2 and a fading fiscal stimulus. To insure against downside risks, the FRB lowered the target range for the federal funds rate by .25 percent, marking the first rate cut in a decade. The FRB reduced the rate to help counter effects of weak global growth, trade uncertainty, and muted inflation pressures.

Economic growth in the eurozone remained subdued throughout the reporting period as all the major economies lost steam. The downturn in the manufacturing sector affected Germany and Italy due to their traditionally export-reliant economies. Nonetheless, private consumption in the region should drive the economy going forward, supported by robust labor markets and healthy wage growth. Consequently, the European Central Bank stated it would maintain its accommodative stance at least through the first half of 2020. Elsewhere, the Japanese economy grew at a moderate pace as business investment fell modestly and both exports and imports declined sharply. However, public sector investments and spending in the housing sector supported the economy. Domestic demand remained strong during the period but a consumption tax hike scheduled for October 2019 could hurt sentiment. Escalating trade war, in addition to weaker currency, and rising debt levels across many economies have also put pressure on emerging markets.

Geopolitical tensions continue to command the attention of financial markets. Uncertainty regarding the trade deal, worries over a no-deal Brexit, and new trade barriers between Europe and the U.S. are some major headwinds ahead of the global economy. However, subdued inflation provides major central banks with an incentive to cut rates further. Furthermore, as sustainable investing now takes prominence with both policymakers and investors, we have integrated ESG factors into a range of passive equity products, which will help you invest for a sustainable future.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

2 Tariffs are used to restrict imports by increasing the price of goods and services purchased from overseas and making them less attractive to consumers. A specific tariff is levied as a fixed fee based on the type of item.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

The Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index (the ACSG Index). The ACSG Index provides exposure to companies in the developed and emerging markets that exhibit high Environmental, Social and Governance (ESG) performance compared to its sector peers. For the period ended December 6, 2018 (Commencement of Operations) to August 31, 2019, ACSG shares returned 3.44%, compared to the ACSG Index return of 3.56%.

The majority of sectors contributed positively to performance during the period with Information Technology and Consumer Discretionary contributing the most to performance. Energy was the only negative contributor to performance. From a geographical perspective, Australia, Switzerland and United Kingdom were the major positive contributors, while Republic of South Korea and South Africa were the major negative contributors to performance.

Xtrackers MSCI EAFE ESG Leaders Equity ETF

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the EASG Index). The EASG Index provides exposure to companies across developed market countries, (except the United States and Canada) that exhibit high Environmental, Social and Governance (ESG) performance relative to their sector peers. For the period ended September 6, 2018 (Commencement of Operations) to August 31, 2019, EASG shares returned -0.91%, compared to the EASG Index return of -0.95%.

The Financials, Energy and Materials sectors were the major negative contributors to performance, while Consumer Staples and Health Care were the primary positive contributors to performance. From a geographical perspective, Switzerland, Australia and Denmark were the major positive contributors, while Japan and Germany were the major negative contributors to performance.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the EMSG Index). The EMSG Index is designed to provide exposure to large and mid-sized companies across emerging markets that exhibit high Environmental, Social and Governance (ESG) performance relative to its sector peers. For the period ended December 6, 2018 (Commencement of Operations) to August 31, 2019, EMSG shares returned -0.17%, compared to the EMSG Index return of 0.27%.

The Materials, Financials and Energy sectors were the major negative contributors to performance, while Consumer Discretionary and Information Technology were the primary positive contributors to performance. From a geographical perspective, Taiwan (Republic of China), China and Brazil were the major positive contributors, while Republic of South Korea and South Africa were the major negative contributors to performance.

Xtrackers MSCI USA ESG Leaders Equity ETF

The Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the USSG Index). The USSG Index is designed to provide exposure to large and medium sized companies in US markets that exhibit high Environmental, Social and Governance (ESG) performance relative to its sector peers. For the period ended March 7, 2019 (Commencement of Operations) to August 31, 2019, USSG shares returned 7.23%, compared to the USSG Index return of 7.28%.

The majority of sectors contributed positively to performance during the period with Information Technology and Consumer Staples contributing the most to performance. Energy was the only negative contributor to performance.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Xtrackers S&P 500 ESG ETF

The Xtrackers S&P 500 ESG ETF (SNPE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the SNPE Index). The SNPE Index measures the performance of securities that fulfills sustainability criteria, while preserving similar overall industry group weights as S&P 500 index. For the period ended June 26, 2019 (Commencement of Operations) to August 31, 2019, SNPE shares returned 1.20%, compared to the SNPE Index return of 1.22%.

The Information Services, Communication Services and Consumer Staples sectors were the primary positive contributors to performance, while Health Care and Energy were the major negative contributors to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-15 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

The Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2019

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI ACWI ex USA ESG Leaders Index	MSCI ACWI ex USA Index
Since Inception[1]	3.44%	3.48%	3.56%	3.01%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.16%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2019

Financials	21.7%
Consumer Discretionary	12.5%
Industrials	11.5%
Consumer Staples	9.5%
Information Technology	9.3%
Health Care	8.9%
Materials	7.4%
Communication Services	7.3%
Energy	5.3%
Utilities	3.5%
Real Estate	3.1%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (14.7% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	2.4%
Tencent Holdings Ltd. (China)	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.0%
Roche Holding AG (Switzerland)	1.9%
TOTAL SA (France)	1.1%
SAP SE (Germany)	1.1%
GlaxoSmithKline PLC (United Kingdom)	1.0%
Toronto-Dominion Bank (Canada)	1.0%
Naspers Ltd. (South Africa)	1.0%
Commonwealth Bank of Australia (Australia)	0.9%

Country Diversification* as of August 31, 2019

Japan	15.5%
United Kingdom	9.1%
Canada	7.6%
China	7.2%
Germany	6.9%
Australia	6.6%
France	6.6%
Switzerland	5.2%
Taiwan	4.1%
Netherlands	3.1%
India	2.8%
Spain	2.6%
South Africa	2.5%
Hong Kong	2.2%
Sweden	2.2%
Other	15.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
Since Inception[1]	-0.91%	-0.70%	-0.95%	-1.33%

1 Total returns are calculated based on the commencement of operations, September 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.14%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, September 6, 2018.

Sector Diversification* as of August 31, 2019

Financials	19.2%
Industrials	14.6%
Health Care	12.3%
Consumer Staples	11.1%
Consumer Discretionary	11.0%
Materials	7.7%
Information Technology	7.3%
Communication Services	5.5%
Utilities	4.1%
Real Estate	3.6%
Energy	3.6%

100.0%

Ten Largest Equity Holdings as of August 31, 2019 (15.7% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	2.8%
TOTAL SA (France)	1.8%
SAP SE (Germany)	1.7%
GlaxoSmithKline PLC (United Kingdom)	1.5%
Commonwealth Bank of Australia (Australia)	1.4%
ASML Holding NV (Netherlands)	1.4%
Allianz SE (Germany)	1.4%
Unilever NV (United Kingdom)	1.3%
Novo Nordisk A/S (Denmark)	1.3%
Siemens AG (Germany)	1.1%

Country Diversification* as of August 31, 2019

Japan	23.7%
United Kingdom	13.8%
Germany	10.4%
France	9.9%
Australia	9.9%
Switzerland	7.9%
Netherlands	4.7%
Spain	3.9%
Sweden	3.3%
Denmark	2.8%
Hong Kong	2.5%
Other	7.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
Since Inception[1]	-0.17%	-0.24%	0.27%	-0.80%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 28, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2019

Financials	25.0%
Consumer Discretionary	17.9%
Information Technology	14.2%
Communication Services	12.4%
Consumer Staples	6.3%
Energy	6.1%
Materials	5.8%
Industrials	4.4%
Health Care	3.1%
Real Estate	2.5%
Utilities	2.3%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (39.0% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	9.1%
Tencent Holdings Ltd. (China)	8.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7.4%
Naspers Ltd. (South Africa)	3.6%
China Construction Bank Corp. (China)	2.6%
Reliance Industries Ltd. (India)	1.8%
Housing Development Finance Corp. Ltd. (India)	1.8%
Itau Unibanco Holding SA (Brazil)	1.5%
Infosys Ltd. (India)	1.4%
Banco Bradesco SA (Brazil)	1.2%

Country Diversification* as of August 31, 2019

China	27.0%
Taiwan	15.5%
India	10.9%
South Africa	9.4%
Brazil	6.9%
South Korea	5.3%
Thailand	4.0%
Indonesia	3.1%
Malaysia	3.0%
Russia	2.3%
Hong Kong	2.2%
Other	10.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 34.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. The S&P 500 Index or the Standard & Poor’s 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	S&P 500 Index
Since Inception[1]	7.23%	7.15%	7.28%	6.63%

1 Total returns are calculated based on the commencement of operations, March 7, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated March 5, 2019, was 0.10%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 7, 2019.

Sector Diversification* as of August 31, 2019

Information Technology	22.7%
Health Care	13.4%
Financials	12.3%
Communication Services	11.1%
Consumer Discretionary	10.6%
Industrials	8.9%
Consumer Staples	7.6%
Energy	3.8%
Utilities	3.4%
Real Estate	3.4%
Materials	2.8%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (29.9% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	7.7%
Alphabet, Inc.	5.6%
Johnson & Johnson	2.6%
Visa, Inc.	2.4%
Procter & Gamble Co.	2.3%
Mastercard, Inc.	2.0%
Home Depot, Inc.	1.9%
Walt Disney Co.	1.9%
Verizon Communications, Inc.	1.8%
Coca-Cola Co.	1.7%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2019

Cumulative Total Returns

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
Since Inception[1]	1.20%	1.20%	1.22%	0.68%

1 Total returns are calculated based on the commencement of operations, June 26, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated April 10, 2019, as amended June 26, 2019, was 0.11%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 26, 2019.

Sector Diversification* as of August 31, 2019

Information Technology	23.2%
Health Care	14.5%
Financials	11.9%
Consumer Discretionary	11.0%
Communication Services	10.5%
Industrials	7.7%
Consumer Staples	7.7%
Energy	4.6%
Utilities	3.4%
Real Estate	3.2%
Materials	2.3%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2019 (28.5% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	5.7%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.0%
Alphabet, Inc.	3.9%
JPMorgan Chase & Co.	1.9%
Johnson & Johnson	1.8%
Visa, Inc.	1.7%
Procter & Gamble Co.	1.6%
Exxon Mobil Corp.	1.6%
AT&T, Inc.	1.4%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 46.

15

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019), except Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to August 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Actual	$1,000.00	$998.20	0.16%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.16%	$0.82
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,013.90	0.14%	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	0.14%	$0.71
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$961.10	0.20%	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual (2)	$1,000.00	$1,072.30	0.10%	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%	$0.51
Xtrackers S&P 500 ESG ETF
Actual (3)	$1,000.00	$1,012.00	0.11%	$0.20
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	0.11%	$0.56

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 178 (the number of days in the period March 7, 2019 (commencement of operations) to August 31, 2019), then divided by 365.

(3) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 67 (the number of days in the period June 26, 2019 (commencement of operations) to August 31, 2019), then divided by 365.

16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 98.0%
Argentina — 0.0%
Globant SA*	26	$2,468
Transportadora de Gas del Sur SA, ADR	99	743

		3,211

Australia — 6.5%
AMP Ltd.	2,188	2,499
APA Group (a)	835	6,194
ASX Ltd.	155	9,013
Aurizon Holdings Ltd.	1,511	6,017
AusNet Services	892	1,082
Australia & New Zealand Banking Group Ltd.	2,104	37,906
Bendigo & Adelaide Bank Ltd.	349	2,629
BlueScope Steel Ltd.	405	3,408
Boral Ltd.	903	2,586
Brambles Ltd.	1,155	8,793
Coca-Cola Amatil Ltd.	374	2,739
Cochlear Ltd.	42	6,169
Coles Group Ltd.	913	8,513
Commonwealth Bank of Australia	1,324	70,516
Computershare Ltd.	382	3,958
CSL Ltd.	341	55,340
Dexus REIT	757	6,579
Fortescue Metals Group Ltd. (b)	1,107	5,967
Goodman Group REIT	1,223	11,964
GPT Group REIT	1,286	5,537
Harvey Norman Holdings Ltd.	273	806
Insurance Australia Group Ltd.	1,678	9,112
Lendlease Group (a)	426	4,897
Macquarie Group Ltd.	247	20,609
Mirvac Group REIT	2,834	6,091
National Australia Bank Ltd.	2,057	37,918
Newcrest Mining Ltd.	602	15,007
Orica Ltd.	274	3,975
Origin Energy Ltd.	1,289	6,626
Ramsay Health Care Ltd.	100	4,423
SEEK Ltd.	253	3,465
Stockland REIT	1,811	5,515
Sydney Airport (a)	803	4,561
Telstra Corp. Ltd.	3,062	7,674
Transurban Group (a)	2,013	20,276
Wesfarmers Ltd.	868	22,866
Westpac Banking Corp.	2,566	48,788
Woodside Petroleum Ltd.	724	15,673
WorleyParsons Ltd.	291	2,410

		498,101

Austria — 0.1%
ANDRITZ AG	45	1,588
OMV AG	122	6,235
voestalpine AG (b)	83	1,915

		9,738

Belgium — 0.4%
Colruyt SA	42	2,154
KBC Group NV	182	10,551

	Number of Shares	Value
Belgium (Continued)
Solvay SA	55	$5,555
UCB SA	93	6,958
Umicore SA	149	4,754

		29,972

Brazil — 0.9%
Atacadao SA	300	1,619
B3 SA — Brasil Bolsa Balcao	1,535	16,642
Banco do Brasil SA	647	7,240
Banco Santander Brasil SA	305	3,144
BR Malls Participacoes SA	662	2,160
Cielo SA	960	1,800
Cosan SA	109	1,319
Energisa SA	124	1,425
Engie Brasil Energia SA	121	1,317
Klabin SA	521	1,899
Localiza Rent a Car SA	385	4,383
Lojas Renner SA	674	8,245
M Dias Branco SA	87	762
Multiplan Empreendimentos Imobiliarios SA	246	1,547
Natura Cosmeticos SA	138	2,203
Notre Dame Intermedica Participacoes SA	254	3,447
TIM Participacoes SA	689	2,051
Ultrapar Participacoes SA	512	2,035
WEG SA	575	3,131

		66,369

Canada — 7.5%
Agnico Eagle Mines Ltd.	171	10,712
Alimentation Couche-Tard, Inc., Class B	305	19,235
AltaGas Ltd.	186	2,531
Aurora Cannabis, Inc.*	487	2,690
Bank of Montreal	466	32,004
Bank of Nova Scotia	900	47,953
BlackBerry Ltd.*	378	2,600
CAE, Inc.	193	5,062
Canadian Imperial Bank of Commerce (b)	324	25,146
Canadian National Railway Co.	522	48,162
Canadian Tire Corp. Ltd., Class A	43	4,352
Canopy Growth Corp.*	148	3,504
Cenovus Energy, Inc.	762	6,663
CGI, Inc.*	166	13,045
Cronos Group, Inc.*	142	1,570
Empire Co. Ltd., Class A	130	3,593
Enbridge, Inc.	1,461	48,960
Encana Corp.	1,109	4,924
First Capital Realty, Inc.	141	2,353
Fortis, Inc.	335	13,858
Franco-Nevada Corp.	136	13,311
Gildan Activewear, Inc.	165	6,061
Loblaw Cos. Ltd.	141	7,732
Lundin Mining Corp.	473	2,260
Magna International, Inc.	221	11,087
Metro, Inc.	185	7,865
Nutrien Ltd.	427	21,546
Open Text Corp.	217	8,507

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Canada (Continued)
PrairieSky Royalty Ltd.	128	$1,625
Rogers Communications, Inc., Class B	269	13,343
Shopify, Inc., Class A*	75	28,944
Sun Life Financial, Inc.	457	18,768
Suncor Energy, Inc.	1,130	33,114
Teck Resources Ltd., Class B	372	6,346
TELUS Corp.	114	4,138
Toronto-Dominion Bank	1,370	74,439
Vermilion Energy, Inc. (b)	139	1,982
West Fraser Timber Co. Ltd.	50	1,765
Wheaton Precious Metals Corp.	312	9,195
WSP Global, Inc.	69	3,743

		574,688

Chile — 0.2%
Empresa Nacional de Telecomunicaciones SA*	142	1,240
Empresas CMPC SA	870	2,013
Empresas COPEC SA	344	3,108
Enel Americas SA	27,627	4,538
Latam Airlines Group SA	241	2,030
SACI Falabella	691	3,890

		16,819

China — 7.1%
3SBio, Inc., 144A*	961	1,482
51job, Inc., ADR* (b)	19	1,367
AAC Technologies Holdings, Inc.	587	2,540
Air China Ltd., Class H	1,505	1,304
Alibaba Group Holding Ltd., ADR*	1,043	182,556
BAIC Motor Corp. Ltd., Class H, 144A	2,439	1,376
Baozun, Inc., ADR* (b)	37	1,693
BYD Co. Ltd., Class H	520	2,695
BYD Electronic International Co. Ltd. (b)	923	1,111
China Aoyuan Group Ltd.	943	1,112
China CITIC Bank Corp. Ltd., Class H	5,765	3,017
China Conch Venture Holdings Ltd.	1,074	3,578
China Construction Bank Corp., Class H	70,999	52,737
China Eastern Airlines Corp. Ltd., Class A*	1,000	708
China Longyuan Power Group Corp. Ltd., Class H	2,531	1,392
China Medical System Holdings Ltd.	1,129	1,409
China Merchants Bank Co. Ltd., Class H	2,873	13,090
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	828
China Minsheng Banking Corp. Ltd., Class H	5,002	3,294
China Molybdenum Co. Ltd., Class H	2,790	758
China Resources Pharmaceutical Group Ltd., 144A	1,134	1,172
China Shenhua Energy Co. Ltd., Class A	300	783
China Shenhua Energy Co. Ltd., Class H	2,532	4,951
China Vanke Co. Ltd., Class A	200	721
China Vanke Co. Ltd., Class H	1,182	4,088
Country Garden Services Holdings Co. Ltd.	762	2,208
CSPC Pharmaceutical Group Ltd.	3,457	6,918
Dali Foods Group Co. Ltd., 144A	2,295	1,529

	Number of Shares	Value
China (Continued)
ENN Energy Holdings Ltd.	577	$6,591
Fosun International Ltd.	1,660	2,136
Genscript Biotech Corp.*	673	1,510
Greentown Service Group Co. Ltd.	968	886
Guangzhou Automobile Group Co. Ltd., Class H	2,280	2,299
HengTen Networks Group Ltd.*	34,321	548
Huaneng Renewables Corp. Ltd., Class H (c)	3,894	1,078
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,300	1,157
Jiangsu Expressway Co. Ltd., Class H	979	1,299
Kingdee International Software Group Co. Ltd.	1,806	1,637
Lenovo Group Ltd.	5,418	3,568
Meituan Dianping, Class B*	824	7,819
Pinduoduo, Inc., ADR*(b)	165	5,407
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,701	1,756
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,447
Shenzhou International Group Holdings Ltd.	602	8,183
Shui On Land Ltd.	3,711	772
Sinopharm Group Co. Ltd., Class H	908	3,285
Sinotrans Ltd., Class H	2,766	893
SOHO China Ltd.	2,427	712
Suning.com Co. Ltd., Class A	800	1,201
Tencent Holdings Ltd.	4,197	173,979
Tong Ren Tang Technologies Co. Ltd., Class H	848	921
Vipshop Holdings Ltd., ADR*	385	3,222
Wuxi Biologics Cayman, Inc., 144A*	354	3,732
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	1,220
Yuzhou Properties Co. Ltd.	2,258	951
Zhejiang Expressway Co. Ltd., Class H	1,141	955
Zhongsheng Group Holdings Ltd.	723	2,261

		541,842

Colombia — 0.1%
Cementos Argos SA	346	776
Grupo Argos SA	309	1,624
Interconexion Electrica SA ESP	400	2,123

		4,523

Czech Republic — 0.0%
CEZ AS	92	2,029
Komercni banka AS	46	1,635

		3,664

Denmark — 1.8%
Chr Hansen Holding A/S	73	6,146
Coloplast A/S, Class B	91	10,860
Demant A/S*	75	2,276
Genmab A/S*	45	9,202
H Lundbeck A/S	52	1,897
ISS A/S	111	2,822
Novo Nordisk A/S, Class B	1,305	67,904
Novozymes A/S, Class B	172	7,349

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Denmark (Continued)
Orsted A/S, 144A	148	$14,161
Pandora A/S (b)	83	3,543
Tryg A/S	104	3,115
Vestas Wind Systems A/S	143	10,529

		139,804

Egypt — 0.1%
Commercial International Bank Egypt SAE	983	4,762

Finland — 0.5%
Metso OYJ	72	2,702
Neste OYJ	335	10,566
Nokian Renkaat OYJ	85	2,331
Orion OYJ, Class B	74	2,752
Stora Enso OYJ, Class R	402	4,502
UPM-Kymmene OYJ	391	10,558
Wartsila OYJ Abp	318	3,907

		37,318

France — 6.5%
Accor SA	126	5,448
Air Liquide SA	309	43,097
Atos SE	73	5,537
AXA SA	1,445	33,211
Bouygues SA	159	6,050
Carrefour SA	432	7,374
Casino Guichard Perrachon SA (b)	41	1,729
Cie de Saint-Gobain	370	13,373
Cie Generale des Etablissements Michelin SCA	135	14,213
CNP Assurances	105	1,910
Credit Agricole SA	859	9,829
Danone SA	450	40,368
Eiffage SA	49	5,085
EssilorLuxottica SA	212	31,343
Eurazeo SE	40	2,650
Gecina SA REIT	34	5,399
Getlink SE	349	4,919
Imerys SA	31	1,267
Ingenico Group SA	43	4,271
JCDecaux SA	55	1,473
Kering SA	57	27,644
L’Oreal SA	189	51,743
Natixis SA	593	2,300
Orange SA	1,511	22,963
Schneider Electric SE	407	34,136
Societe BIC SA	18	1,152
Teleperformance	43	9,404
TOTAL SA	1,735	86,725
Unibail-Rodamco-Westfield REIT	100	13,116
Valeo SA	199	5,444
Wendel SA	22	3,089

		496,262

Germany — 6.6%
adidas AG	129	38,314
Allianz SE	309	68,227
BASF SE	673	44,602

	Number of Shares	Value
Germany (Continued)
Bayerische Motoren Werke AG	249	$16,675
Beiersdorf AG	74	9,331
Commerzbank AG	724	4,113
Deutsche Boerse AG	142	20,916
Deutsche Post AG	764	25,157
Deutsche Wohnen SE	258	9,166
E.ON SE	1,693	15,764
Fraport AG Frankfurt Airport Services Worldwide	39	3,263
HeidelbergCement AG	117	8,123
Henkel AG & Co. KGaA	84	7,775
Infineon Technologies AG	938	16,267
Merck KGaA	102	10,925
METRO AG	139	2,155
MTU Aero Engines AG	38	10,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	107	25,676
RWE AG	417	11,898
SAP SE	717	85,750
Siemens AG	555	55,588
Symrise AG	103	9,632
Telefonica Deutschland Holding AG	511	1,303

		501,011

Greece — 0.1%
Alpha Bank AE*	955	1,713
Hellenic Telecommunications Organization SA	190	2,540
Motor Oil Hellas Corinth Refineries SA	70	1,715

		5,968

Hong Kong — 2.2%
Alibaba Health Information Technology Ltd.*	2,674	2,536
Alibaba Pictures Group Ltd.*	10,672	1,757
ASM Pacific Technology Ltd.	245	2,809
Beijing Enterprises Water Group Ltd.*	4,229	2,224
BOC Hong Kong Holdings Ltd.	2,732	9,223
China Agri-Industries Holdings Ltd.	3,075	867
China Everbright International Ltd.	2,618	2,055
China First Capital Group Ltd.*	2,400	919
China Mengniu Dairy Co. Ltd.*	2,095	8,315
China Overseas Land & Investment Ltd.	2,894	9,160
CLP Holdings Ltd.	1,268	13,068
Geely Automobile Holdings Ltd.	3,802	5,881
Hang Seng Bank Ltd.	563	11,755
HKT Trust & HKT Ltd. (a)	2,998	4,691
Hong Kong & China Gas Co. Ltd.	7,564	14,616
Hong Kong Exchanges & Clearing Ltd. (b)	884	27,077
Hutchison China MediTech Ltd., ADR*	43	937
Hysan Development Co. Ltd.	572	2,318
Lee & Man Paper Manufacturing Ltd.	1,293	685
MTR Corp. Ltd.	1,120	6,490
PCCW Ltd.	3,393	1,840
Shangri-La Asia Ltd.	1,109	1,159
Shenzhen Investment Ltd.	985	373
Sino Biopharmaceutical Ltd.	5,142	7,652

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Hong Kong (Continued)
Sun Hung Kai Properties Ltd.	1,212	$17,185
Swire Pacific Ltd., Class A	377	3,693
Swire Properties Ltd.	1,018	3,346
Techtronic Industries Co. Ltd.	1,030	7,125

		169,756

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	348	3,413
OTP Bank Nyrt	153	6,112

		9,525

India — 2.8%
Asian Paints Ltd.	253	5,726
Axis Bank Ltd.	550	5,114
Axis Bank Ltd., GDR	175	8,059
Bajaj Auto Ltd.	62	2,421
Bharat Petroleum Corp. Ltd.	627	3,119
Bharti Airtel Ltd.	1,496	7,265
Dabur India Ltd.	533	3,350
Eicher Motors Ltd.	13	2,960
HCL Technologies Ltd.	455	7,011
Hero MotoCorp Ltd.	72	2,593
Hindalco Industries Ltd.	1,148	2,965
Hindustan Unilever Ltd.	518	13,652
Housing Development Finance Corp. Ltd.	1,214	36,832
Infosys Ltd.	1,180	13,466
Infosys Ltd., ADR (b)	1,485	17,063
Mahindra & Mahindra Ltd.	643	4,762
Nestle India Ltd.	22	3,967
Reliance Industries Ltd.	2,117	37,015
Tata Consultancy Services Ltd.	668	21,138
Tech Mahindra Ltd.	426	4,138
Titan Co. Ltd.	275	4,256
UPL Ltd.	480	3,786
Wipro Ltd.	1,083	3,858

		214,516

Indonesia — 0.8%
PT Astra International Tbk	15,008	7,062
PT Bank Central Asia Tbk	7,453	16,025
PT Bank Mandiri Persero Tbk	13,891	7,100
PT Bank Negara Indonesia Persero Tbk	5,468	2,968
PT Bank Rakyat Indonesia Persero Tbk	40,841	12,294
PT Bukit Asam Tbk	4,847	844
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	1,011
PT Indofood CBP Sukses Makmur Tbk	1,467	1,246
PT Indofood Sukses Makmur Tbk	2,981	1,665
PT Kalbe Farma Tbk	15,558	1,854
PT Pabrik Kertas Tjiwi Kimia Tbk	1,518	1,065
PT Perusahaan Gas Negara Tbk	8,505	1,151
PT Unilever Indonesia Tbk	1,238	4,263
PT United Tractors Tbk	1,262	1,862

		60,410

Ireland — 0.6%
CRH PLC	613	20,441
DCC PLC	78	6,634
Kerry Group PLC, Class A	124	14,789

	Number of Shares	Value
Ireland (Continued)
Kingspan Group PLC	108	$4,941

		46,805

Israel — 0.2%
Bank Hapoalim BM*	859	6,301
Bank Leumi Le-Israel BM	1,118	7,625
Mizrahi Tefahot Bank Ltd.	116	2,671

		16,597

Italy — 0.6%
Assicurazioni Generali SpA	790	14,329
Intesa Sanpaolo SpA	10,857	23,831
Snam SpA	1,728	8,752

		46,912

Japan — 15.4%
Aeon Co. Ltd.	500	8,875
AEON Financial Service Co. Ltd.	100	1,466
AGC, Inc.	100	2,888
Ajinomoto Co., Inc.	300	5,475
ANA Holdings, Inc.	100	3,422
Asahi Kasei Corp.	1,000	9,055
Astellas Pharma, Inc.	1,400	19,415
Bridgestone Corp.	400	15,273
Casio Computer Co. Ltd.	100	1,397
Central Japan Railway Co.	100	19,798
Chugai Pharmaceutical Co. Ltd.	170	12,172
CyberAgent, Inc.	100	4,513
Dai Nippon Printing Co. Ltd.	200	4,332
Daicel Corp.	200	1,547
Daifuku Co. Ltd.	100	4,729
Daikin Industries Ltd.	190	23,547
Daiwa House Industry Co. Ltd.	400	12,556
Denso Corp.	300	12,600
East Japan Railway Co.	230	21,918
Eisai Co. Ltd.	200	10,231
Fast Retailing Co. Ltd.	44	25,800
Fujitsu Ltd.	150	11,592
Hino Motors Ltd.	200	1,575
Hirose Electric Co. Ltd.	25	2,843
Hitachi Chemical Co. Ltd.	100	3,128
Hitachi Construction Machinery Co. Ltd.	100	2,139
Hitachi High-Technologies Corp.	50	2,704
Hitachi Metals Ltd.	200	2,155
Honda Motor Co. Ltd.	1,200	28,529
Hulic Co. Ltd.	200	1,911
Inpex Corp.	700	6,061
Japan Retail Fund Investment Corp. REIT	2	4,006
JFE Holdings, Inc.	300	3,514
Kajima Corp.	300	3,654
Kansai Paint Co. Ltd.	100	2,083
Kao Corp.	350	25,304
Kawasaki Heavy Industries Ltd.	100	1,962
KDDI Corp.	1,300	34,721
Keio Corp.	100	6,256
Keyence Corp.	68	40,296
Kikkoman Corp.	100	4,503
Kobayashi Pharmaceutical Co. Ltd.	50	3,750

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Japan (Continued)
Kobe Steel Ltd.	200	$1,044
Komatsu Ltd.	700	14,884
Konami Holdings Corp.	100	4,536
Konica Minolta, Inc.	300	2,137
Kubota Corp.	800	11,494
Kuraray Co. Ltd.	200	2,284
Kurita Water Industries Ltd.	100	2,603
Kyocera Corp.	200	11,899
Kyushu Railway Co.	100	3,001
Lawson, Inc.	50	2,482
Marui Group Co. Ltd.	100	1,993
Mitsubishi Chemical Holdings Corp.	1,100	7,557
Mitsubishi Electric Corp.	1,400	16,929
Mitsubishi Estate Co. Ltd.	900	17,246
Mitsubishi Materials Corp.	100	2,426
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,622
Mitsui Chemicals, Inc.	100	2,139
Mitsui Fudosan Co. Ltd.	700	16,790
Mizuho Financial Group, Inc.	17,300	25,214
Murata Manufacturing Co. Ltd.	400	16,803
Nabtesco Corp.	100	2,878
Nagoya Railroad Co. Ltd.	100	2,982
NEC Corp.	200	8,573
NGK Insulators Ltd.	200	2,687
NGK Spark Plug Co. Ltd.	100	1,728
Nikon Corp.	200	2,478
Nintendo Co. Ltd.	85	32,264
Nippon Express Co. Ltd.	50	2,586
Nippon Prologis REIT, Inc. REIT	1	2,711
Nippon Yusen KK	100	1,494
Nissin Foods Holdings Co. Ltd.	50	3,472
Nitori Holdings Co. Ltd.	60	8,663
Nitto Denko Corp.	100	4,660
Nomura Real Estate Holdings, Inc.	100	2,122
Nomura Research Institute Ltd.	300	5,972
NSK Ltd.	300	2,408
NTT DOCOMO, Inc.	1,000	25,267
Obayashi Corp.	400	3,689
Odakyu Electric Railway Co. Ltd.	200	4,541
Omron Corp.	150	7,433
Ono Pharmaceutical Co. Ltd.	300	5,547
Oriental Land Co. Ltd.	150	21,862
ORIX Corp.	1,000	14,782
Osaka Gas Co. Ltd.	300	5,376
Otsuka Corp.	100	3,717
Panasonic Corp.	1,600	12,362
Park24 Co. Ltd.	100	2,053
Rakuten, Inc.	700	6,601
Recruit Holdings Co. Ltd.	900	27,294
Resona Holdings, Inc.	1,500	5,893
Santen Pharmaceutical Co. Ltd.	300	5,260
Secom Co. Ltd.	150	12,809
Sega Sammy Holdings, Inc.	200	2,743
Sekisui Chemical Co. Ltd.	300	4,327
Sekisui House Ltd.	400	7,105
Seven & i Holdings Co. Ltd.	600	21,237
Sharp Corp.	200	2,065

	Number of Shares	Value
Japan (Continued)
Shimadzu Corp.	200	$4,978
Shimizu Corp.	400	3,339
Shin-Etsu Chemical Co. Ltd.	250	25,237
Shiseido Co. Ltd.	300	24,561
Showa Denko KK	100	2,583
Sohgo Security Services Co. Ltd.	50	2,525
Sompo Holdings, Inc.	250	9,996
Sony Corp.	900	51,230
Stanley Electric Co. Ltd.	100	2,488
Sumitomo Chemical Co. Ltd.	1,100	4,819
Sumitomo Metal Mining Co. Ltd.	200	5,637
Sumitomo Mitsui Trust Holdings, Inc.	200	6,542
Sumitomo Rubber Industries Ltd.	100	1,130
Suntory Beverage & Food Ltd.	100	4,315
Sysmex Corp.	100	6,389
T&D Holdings, Inc.	400	3,898
Taisei Corp.	100	3,542
Takeda Pharmaceutical Co. Ltd.	1,100	37,204
Teijin Ltd.	100	1,799
Tobu Railway Co. Ltd.	100	3,071
Toho Co. Ltd.	100	4,244
Tokyo Electron Ltd.	115	20,590
Tokyo Gas Co. Ltd.	300	7,590
Tokyu Corp.	400	7,156
Toray Industries, Inc.	1,000	7,137
TOTO Ltd.	100	3,622
Toyo Suisan Kaisha Ltd.	100	4,075
Unicharm Corp.	300	9,228
USS Co. Ltd.	200	3,783
West Japan Railway Co.	100	8,432
Yakult Honsha Co. Ltd.	100	5,766
Yamada Denki Co. Ltd.	400	1,884
Yamaha Corp.	100	4,320
Yamaha Motor Co. Ltd.	200	3,275
Yaskawa Electric Corp.	200	6,727
Yokogawa Electric Corp.	200	3,636

		1,175,167

Luxembourg — 0.1%
Millicom International Cellular SA SDR	52	2,651
SES SA	269	4,341
Tenaris SA	322	3,516

		10,508

Malaysia — 0.8%
AMMB Holdings Bhd	1,400	1,398
Axiata Group Bhd	2,125	2,552
CIMB Group Holdings Bhd	3,482	4,189
DiGi.Com Bhd	2,500	2,984
Fraser & Neave Holdings Bhd	200	1,679
HAP Seng Consolidated Bhd	500	1,179
Hartalega Holdings Bhd	1,000	1,220
Hong Leong Bank Bhd	500	1,974
IHH Healthcare Bhd	1,900	2,616
Malayan Banking Bhd	2,859	5,908
Malaysia Airports Holdings Bhd	900	1,761
Maxis Bhd	2,100	2,781

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Malaysia (Continued)
MISC Bhd	900	$1,554
Nestle Malaysia Bhd	19	666
Petronas Dagangan Bhd	300	1,632
PPB Group Bhd	400	1,775
Press Metal Aluminium Holdings Bhd	1,100	1,287
Public Bank Bhd	2,100	10,147
RHB Bank Bhd	900	1,220
Sime Darby Bhd	2,000	1,089
Tenaga Nasional Bhd	2,300	7,635
Top Glove Corp. Bhd	1,000	1,129
Westports Holdings Bhd	1,100	1,099

		59,474

Mexico — 0.5%
Alfa SAB de CV, Class A	2,091	1,784
Alsea SAB de CV*	700	1,491
Arca Continental SAB de CV	349	1,826
Cemex SAB de CV, Series CPO	11,057	4,116
Coca-Cola Femsa SAB de CV	384	2,269
Fomento Economico Mexicano SAB de CV	1,459	13,307
Gruma SAB de CV, Class B	161	1,497
Grupo Aeroportuario del Sureste SAB de CV, Class B	173	2,542
Grupo Bimbo SAB de CV, Series A	1,236	2,160
Industrias Penoles SAB de CV	103	1,235
Infraestructura Energetica Nova SAB de CV*	331	1,391
Kimberly-Clark de Mexico SAB de CV, Class A*	1,156	2,361

		35,979

Netherlands — 3.1%
Aegon NV	1,443	5,503
Akzo Nobel NV	165	14,804
ASML Holding NV	314	69,937
EXOR NV	85	5,757
ING Groep NV	2,860	27,392
Koninklijke Ahold Delhaize NV	920	21,565
Koninklijke DSM NV	136	16,939
Koninklijke KPN NV	2,733	8,668
Koninklijke Philips NV	698	32,964
Koninklijke Vopak NV	63	3,008
NN Group NV	237	7,950
QIAGEN NV*	164	5,709
Wolters Kluwer NV	216	15,585

		235,781

New Zealand — 0.2%
Auckland International Airport Ltd.	706	4,284
Fletcher Building Ltd.	728	2,039
Meridian Energy Ltd.	827	2,597
Ryman Healthcare Ltd. (b)	374	3,071

		11,991

Norway — 0.6%
Aker BP ASA	70	1,859
Equinor ASA	680	11,634
Mowi ASA	310	7,421

	Number of Shares	Value
Norway (Continued)
Norsk Hydro ASA	954	$3,021
Orkla ASA	628	5,760
Schibsted ASA, Class B	73	2,116
Telenor ASA	537	11,034

		42,845

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	1,620	1,677
Aboitiz Power Corp.	1,700	1,241
Alliance Global Group, Inc.	2,800	683
Ayala Land, Inc.	6,000	5,452
Bank of the Philippine Islands	790	1,335
BDO Unibank, Inc.	1,500	4,293
Globe Telecom, Inc.	30	1,170
JG Summit Holdings, Inc.	1,700	2,349
Manila Electric Co.	150	1,052
Metropolitan Bank & Trust Co.	1,400	1,907
SM Investments Corp.	160	3,153
SM Prime Holdings, Inc.	8,000	5,425

		29,737

Poland — 0.3%
Bank Millennium SA*	409	686
Bank Polska Kasa Opieki SA	118	2,892
CCC SA	34	1,055
Grupa Lotos SA	91	1,973
Jastrzebska Spolka Weglowa SA	79	591
KGHM Polska Miedz SA*	94	1,854
mBank SA*	10	812
Polski Koncern Naftowy ORLEN SA	251	5,728
Polskie Gornictwo Naftowe i Gazownictwo SA	1,193	1,424
Powszechny Zaklad Ubezpieczen SA	423	3,982
Santander Bank Polska SA	23	1,766

		22,763

Portugal — 0.2%
EDP — Energias de Portugal SA	1,827	6,917
Galp Energia SGPS SA	411	5,911
Jeronimo Martins SGPS SA	203	3,356

		16,184

Qatar — 0.3%
Commercial Bank PSQC	1,380	1,804
Ooredoo QPSC	670	1,288
Qatar National Bank QPSC	3,331	17,516

		20,608

Romania — 0.0%
NEPI Rockcastle PLC	285	2,524

Russia — 0.6%
Inter RAO UES PJSC	26,571	1,711
LUKOIL PJSC	292	23,582
Novatek PJSC, GDR	66	12,797
PhosAgro PJSC, GDR	105	1,357
Polymetal International PLC	125	1,810
Polyus PJSC	21	2,417

		43,674

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Saudi Arabia — 0.3%
Almarai Co. JSC	185	$2,444
Banque Saudi Fransi	401	3,742
Saudi Arabian Mining Co.*	302	3,567
Saudi Basic Industries Corp.	553	14,729

		24,482

Singapore — 1.1%
Ascendas Real Estate Investment Trust REIT	1,700	3,774
BOC Aviation Ltd., 144A	179	1,556
CapitaLand Commercial Trust REIT	1,800	2,764
CapitaLand Ltd.	1,800	4,503
CapitaLand Mall Trust REIT	1,800	3,438
City Developments Ltd.	300	2,072
DBS Group Holdings Ltd.	1,300	22,988
Jardine Cycle & Carriage Ltd.	100	2,220
Keppel Corp. Ltd.	1,000	4,210
Oversea-Chinese Banking Corp. Ltd.	2,300	17,658
Singapore Airlines Ltd.	400	2,546
Singapore Exchange Ltd.	500	2,956
Singapore Press Holdings Ltd.	900	1,291
Singapore Telecommunications Ltd.	5,600	12,797
UOL Group Ltd.	400	2,119

		86,892

South Africa — 2.5%
Absa Group Ltd. (b)	507	5,132
Anglo American Platinum Ltd.	37	2,268
Aspen Pharmacare Holdings Ltd.	289	1,498
Bid Corp. Ltd.	268	5,736
Bidvest Group Ltd.	240	2,825
Clicks Group Ltd.	194	2,543
Exxaro Resources Ltd.	171	1,533
FirstRand Ltd.	2,616	10,336
Foschini Group Ltd.	192	1,903
Growthpoint Properties Ltd. REIT	2,335	3,537
Investec Ltd.	267	1,408
Investec PLC	465	2,392
Kumba Iron Ore Ltd. (b)	42	1,087
Life Healthcare Group Holdings Ltd.	934	1,403
Mr Price Group Ltd.	212	2,397
MTN Group Ltd. (b)	1,249	8,439
MultiChoice Group Ltd.*	327	2,867
Naspers Ltd., Class N	319	72,562
Nedbank Group Ltd.	290	4,316
Netcare Ltd.	936	1,005
Old Mutual Ltd. (b)	3,667	4,393
Pick n Pay Stores Ltd.	305	1,161
PSG Group Ltd.	110	1,453
Redefine Properties Ltd. REIT	4,561	2,358
Remgro Ltd.	410	4,637
RMB Holdings Ltd.	489	2,301
Sanlam Ltd.	1,309	6,272
Sappi Ltd.	422	1,257
Sasol Ltd. (b)	419	7,946
Shoprite Holdings Ltd. (b)	317	2,359
SPAR Group Ltd.	143	1,637

	Number of Shares	Value
South Africa (Continued)
Standard Bank Group Ltd.	927	$10,822
Vodacom Group Ltd.	442	3,356
Woolworths Holdings Ltd. (b)	771	2,802

		187,941

South Korea — 1.4%
Amorepacific Corp.	27	2,898
AMOREPACIFIC Group	25	1,218
BNK Financial Group, Inc.	119	658
CJ CheilJedang Corp.	7	1,321
CJ Corp.	12	807
GS Engineering & Construction Corp.	46	1,230
GS Holdings Corp.	38	1,506
Hana Financial Group, Inc.	223	5,984
Hankook Tire & Technology Co. Ltd.	59	1,420
Hanwha Chemical Corp.	92	1,314
Hyundai Marine & Fire Insurance Co. Ltd.	48	947
KB Financial Group, Inc.	294	9,636
LG Chem Ltd.	36	9,823
LG Corp.	70	4,115
LG Display Co. Ltd.*	169	1,946
LG Electronics, Inc.	81	4,099
LG Household & Health Care Ltd.	7	6,814
LG Innotek Co. Ltd.	18	1,464
Lotte Chemical Corp.	13	2,415
Lotte Corp.	25	688
OCI Co. Ltd.	14	767
Samsung Fire & Marine Insurance Co. Ltd.	23	4,348
Samsung SDI Co. Ltd.	40	8,239
Shinhan Financial Group Co. Ltd.	317	10,665
SK Holdings Co. Ltd.	24	3,963
SK Innovation Co. Ltd.	47	6,403
SK Telecom Co. Ltd.	17	3,361
S-Oil Corp.	33	2,635
Woongjin Coway Co. Ltd.	41	2,850
Yuhan Corp.	6	1,137

		104,671

Spain — 2.6%
Amadeus IT Group SA	329	24,550
Banco Bilbao Vizcaya Argentaria SA	4,875	23,133
Banco de Sabadell SA	4,377	3,754
Bankinter SA	505	2,946
CaixaBank SA	2,656	6,028
Enagas SA	193	4,220
Ferrovial SA	336	9,572
Iberdrola SA	4,506	46,407
Industria de Diseno Textil SA	837	25,920
Naturgy Energy Group SA	237	6,212
Red Electrica Corp. SA	328	6,547
Repsol SA	1,054	15,345
Telefonica SA	3,458	23,995

		198,629

Sweden — 2.2%
Assa Abloy AB, Class B	766	16,005
Atlas Copco AB, Class A	517	15,452
Atlas Copco AB, Class B	286	7,626

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Sweden (Continued)
Boliden AB	195	$4,315
Electrolux AB, Series B	140	3,133
Essity AB, Class B	444	13,859
Hennes & Mauritz AB, Class B	651	12,479
Husqvarna AB, Class B	321	2,491
ICA Gruppen AB (b)	60	2,945
Investor AB, Class B	348	16,330
Kinnevik AB, Class B	194	5,290
L E Lundbergforetagen AB, Class B	72	2,699
Sandvik AB	803	11,525
Skandinaviska Enskilda Banken AB, Class A	1,160	9,978
Skanska AB, Class B	250	4,688
SKF AB, Class B	253	4,085
Svenska Handelsbanken AB, Class A	1,080	9,513
Swedbank AB, Class A	651	8,371
Tele2 AB, Class B (b)	361	5,096
Telia Co. AB	2,244	9,830

		165,710

Switzerland — 5.1%
ABB Ltd.	1,387	26,283
Adecco Group AG	120	6,314
Alcon, Inc.*	323	19,685
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	7,403
Cie Financiere Richemont SA	394	30,582
Clariant AG*	145	2,670
Coca-Cola HBC AG*	147	4,887
Givaudan SA	7	18,932
Kuehne + Nagel International AG	41	5,969
Lonza Group AG*	56	19,798
Roche Holding AG	515	140,845
SGS SA	4	9,824
Sika AG	95	13,643
Sonova Holding AG	41	9,518
Swiss Re AG	230	22,120
Swisscom AG	19	9,488
Vifor Pharma AG	33	5,233
Zurich Insurance Group AG	111	39,511

		392,705

Taiwan — 4.1%
Acer, Inc.	2,216	1,213
Advantech Co. Ltd.	243	2,066
ASE Technology Holding Co. Ltd.	2,612	5,937
AU Optronics Corp.	5,940	1,547
Catcher Technology Co. Ltd.	471	3,306
Cathay Financial Holding Co. Ltd.	5,796	7,409
Chailease Holding Co. Ltd.	968	3,837
Cheng Shin Rubber Industry Co. Ltd.	1,499	2,100
China Airlines Ltd.	2,836	834
China Steel Corp.	8,819	6,500
Chunghwa Telecom Co. Ltd.	2,878	9,987
CTBC Financial Holding Co. Ltd.	13,085	8,478
Delta Electronics, Inc.	1,485	6,926
E.Sun Financial Holding Co. Ltd.	7,559	6,077
Eva Airways Corp.	3,561	1,604

	Number of Shares	Value
Taiwan (Continued)
Evergreen Marine Corp. Taiwan Ltd.*	2,384	$975
Far Eastern New Century Corp.	2,498	2,267
Far EasTone Telecommunications Co. Ltd.	1,268	2,955
First Financial Holding Co. Ltd.	6,955	4,761
Fubon Financial Holding Co. Ltd.	5,213	7,244
Giant Manufacturing Co. Ltd.	300	2,087
Hiwin Technologies Corp.	166	1,345
Hotai Motor Co. Ltd.	264	3,719
Hua Nan Financial Holdings Co. Ltd.	3,156	2,004
Innolux Corp.	7,081	1,583
Inventec Corp.	1,950	1,335
Lite-On Technology Corp.	1,579	2,514
MediaTek, Inc.	1,101	12,882
Nan Ya Plastics Corp.	4,026	8,818
President Chain Store Corp.	448	4,165
Quanta Computer, Inc.	1,910	3,436
SinoPac Financial Holdings Co. Ltd.	6,388	2,410
Standard Foods Corp.	609	1,206
Taishin Financial Holding Co. Ltd.	7,427	3,168
Taiwan Business Bank	3,323	1,301
Taiwan High Speed Rail Corp.	1,537	1,855
Taiwan Mobile Co. Ltd.	1,259	4,489
Taiwan Semiconductor Manufacturing Co. Ltd.	18,041	148,762
Tatung Co. Ltd.*	2,166	1,162
Uni-President Enterprises Corp.	3,686	8,989
United Microelectronics Corp.	9,051	3,876
Wistron Corp.	2,104	1,668
Yuanta Financial Holding Co. Ltd.	7,871	4,523

		313,320

Thailand — 1.1%
Advanced Info Service PCL, NVDR	800	6,071
Airports of Thailand PCL, NVDR	3,100	7,301
Bangkok Dusit Medical Services PCL, NVDR	7,200	5,558
Banpu PCL, NVDR	5,300	2,202
BTS Group Holdings PCL, NVDR	4,000	1,766
Bumrungrad Hospital PCL, NVDR	300	1,359
Central Pattana PCL, NVDR	1,400	3,079
CP ALL PCL, NVDR	4,400	12,089
Electricity Generating PCL, NVDR	200	2,198
Energy Absolute PCL, NVDR	1,200	1,854
Home Product Center PCL, NVDR	4,800	2,826
Indorama Ventures PCL, NVDR	1,400	1,614
IRPC PCL, NVDR	13,400	1,736
Kasikornbank PCL, NVDR	1,400	7,327
Land & Houses PCL, NVDR	4,800	1,696
Minor International PCL, NVDR	1,600	1,989
Muangthai Capital PCL	600	1,079
PTT Global Chemical PCL, NVDR	1,700	2,961
Siam Cement PCL, NVDR	600	8,164
Siam Commercial Bank PCL, NVDR	700	2,828
Thai Oil PCL, NVDR	1,300	2,881
TMB Bank PCL, NVDR	10,900	556
True Corp. PCL, NVDR	5,900	1,216

		80,350

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Turkey — 0.1%
KOC Holding AS	746	$2,239
Turkcell Iletisim Hizmetleri AS	897	1,991

		4,230

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	2,038	4,822
DP World PLC	137	1,918
Dubai Islamic Bank PJSC	1,453	2,025
First Abu Dhabi Bank PJSC	1,987	8,255
NMC Health PLC (b)	76	2,316

		19,336

United Kingdom — 9.0%
3i Group PLC	768	10,256
Associated British Foods PLC	262	7,246
Aviva PLC	2,991	12,898
Barratt Developments PLC	808	6,223
Berkeley Group Holdings PLC	102	4,866
British Land Co. PLC REIT	710	4,408
BT Group PLC	6,174	12,454
Burberry Group PLC	313	8,249
CNH Industrial NV	738	7,599
Coca-Cola European Partners PLC	155	8,733
Compass Group PLC	1,214	30,796
Croda International PLC	97	5,555
easyJet PLC	117	1,373
Ferguson PLC	170	12,513
GlaxoSmithKline PLC	3,609	75,229
Informa PLC	969	10,267
InterContinental Hotels Group PLC	132	8,239
Intertek Group PLC	116	7,668
ITV PLC	2,732	3,858
J Sainsbury PLC	1,332	3,181
John Wood Group PLC	502	2,304
Johnson Matthey PLC	140	4,961
Kingfisher PLC	1,399	3,313
Legal & General Group PLC	4,727	12,642
London Stock Exchange Group PLC	231	19,563
Marks & Spencer Group PLC	1,542	3,610
Meggitt PLC	540	4,071
Merlin Entertainments PLC, 144A	570	3,136
Mondi PLC	276	5,368
National Grid PLC	2,632	27,518
Next PLC	114	8,241
Pearson PLC	580	5,873
Prudential PLC	1,959	32,637
Reckitt Benckiser Group PLC	508	39,589
RELX PLC	1,472	35,253
Rentokil Initial PLC	1,390	7,621
RSA Insurance Group PLC	778	4,959
Schroders PLC	107	3,557
Segro PLC REIT	867	8,289
Smith & Nephew PLC	632	15,124
Spirax-Sarco Engineering PLC	52	5,082
SSE PLC	766	10,737
Standard Chartered PLC	2,017	15,279
Standard Life Aberdeen PLC	1,754	5,325

	Number of Shares	Value
United Kingdom (Continued)
Taylor Wimpey PLC	2,688	$4,778
Tesco PLC	7,183	19,175
Unilever NV	1,057	65,697
Unilever PLC	829	52,459
Whitbread PLC	104	5,539
Wm Morrison Supermarkets PLC	1,741	3,872
WPP PLC	924	10,918

		688,101

TOTAL COMMON STOCKS (Cost $7,382,940)		7,472,175

PREFERRED STOCKS — 1.3%
Brazil — 0.9%
Banco Bradesco SA	3,025	24,121
Cia Brasileira de Distribuicao	118	2,500
Cia Energetica de Minas Gerais	642	2,293
Itau Unibanco Holding SA	3,538	29,060
Itausa—Investimentos Itau SA	3,246	9,654
Telefonica Brasil SA	338	4,390

		72,018

Chile — 0.1%
Embotelladora Andina SA, Class B	379	1,175
Sociedad Quimica y Minera de Chile SA, Class B	92	2,276

		3,451

Germany — 0.3%
Bayerische Motoren Werke AG	36	1,939
Henkel AG & Co. KGaA	134	13,443
Sartorius AG	27	5,409

		20,791

South Korea — 0.0%
LG Chem Ltd.	8	1,189
LG Household & Health Care Ltd.	2	1,198

		2,387

TOTAL PREFERRED STOCKS (Cost $106,810)		98,647

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)	80	11

EXCHANGE-TRADED FUNDS —0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d) (Cost $2,353)	100	2,415

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (e)(f) (Cost $51,069)	51,069	51,069

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.09% (e) (Cost $6,580)	6,580	$6,580

TOTAL INVESTMENTS — 100.1% (Cost $7,549,752)		$7,630,897
Other assets and liabilities, net — (0.1%)		(4,821)

NET ASSETS — 100.0%		$7,626,076

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 12/6/2018 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)
—	96,883		(93,923)	(607)	62	116	—	100	2,415
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)
—	34,040		(32,564)	(1,476)	—	28	—	—	—

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (e)(f)
—	51,069	(g)	—	—	—	1,544	—	51,069	51,069

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.09%(e)
—	2,204,425		(2,197,845)	—	—	1,534	—	6,580	6,580

—	2,386,417		(2,324,332)	(2,083)	62	3,222	—	57,749	60,064

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $106,526, which is 1.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $64,195.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2019

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	1	$51,595	$49,200	9/20/2019	$(2,395)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$7,471,097	$—	$1,078	$7,472,175
Preferred Stocks (h)	98,647	—	—	98,647
Warrants	11	—	—	11
Exchange-Traded Funds	2,415	—	—	2,415
Short-Term Investments (h)	57,649	—	—	57,649

TOTAL	$7,629,819	$—	$1,078	$7,630,897

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(2,395)	$—	$—	$(2,395)

TOTAL	$(2,395)	$—	$—	$(2,395)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 98.6%
Australia — 9.8%
AMP Ltd. (a)	2,991	$3,416
APA Group (b)	1,232	9,139
ASX Ltd.	211	12,270
Aurizon Holdings Ltd.	2,166	8,625
AusNet Services	2,103	2,550
Australia & New Zealand Banking Group Ltd.	3,045	54,859
Bendigo & Adelaide Bank Ltd.	504	3,796
BlueScope Steel Ltd.	533	4,485
Boral Ltd.	1,212	3,470
Brambles Ltd.	1,761	13,407
Coca-Cola Amatil Ltd.	522	3,823
Cochlear Ltd.	59	8,666
Coles Group Ltd.	1,262	11,768
Commonwealth Bank of Australia	1,888	100,555
Computershare Ltd.	508	5,264
CSL Ltd.	482	78,222
Dexus REIT	1,147	9,969
Fortescue Metals Group Ltd. (a)	1,500	8,085
Goodman Group REIT	1,780	17,413
GPT Group REIT	1,875	8,072
Harvey Norman Holdings Ltd. (a)	560	1,653
Insurance Australia Group Ltd.	2,420	13,142
Lendlease Group (b)	601	6,908
Macquarie Group Ltd.	349	29,120
Mirvac Group REIT	3,776	8,116
National Australia Bank Ltd.	2,957	54,509
Newcrest Mining Ltd.	824	20,541
Orica Ltd.	392	5,686
Origin Energy Ltd.	1,793	9,217
Ramsay Health Care Ltd.	146	6,457
SEEK Ltd.	340	4,657
Stockland REIT	2,477	7,543
Sydney Airport (b)	1,240	7,043
Telstra Corp. Ltd.	4,396	11,018
Transurban Group (b)	2,788	28,082
Wesfarmers Ltd.	1,184	31,191
Westpac Banking Corp.	3,692	70,197
Woodside Petroleum Ltd.	981	21,236
WorleyParsons Ltd.	352	2,915

		707,085

Austria — 0.2%
ANDRITZ AG	77	2,717
OMV AG	155	7,922
voestalpine AG (a)	146	3,368

		14,007

Belgium — 0.6%
Colruyt SA	62	3,180
KBC Group NV	262	15,188
Solvay SA	78	7,878
UCB SA	140	10,475
Umicore SA	216	6,891

		43,612

	Number of Shares	Value
Denmark — 2.7%
Chr Hansen Holding A/S	114	$9,597
Coloplast A/S, Class B	133	15,872
Demant A/S*	126	3,824
Genmab A/S*	63	12,883
H Lundbeck A/S	72	2,627
ISS A/S	175	4,450
Novo Nordisk A/S, Class B	1,829	95,170
Novozymes A/S, Class B	227	9,699
Orsted A/S, 144A	197	18,849
Pandora A/S	113	4,823
Tryg A/S	136	4,074
Vestas Wind Systems A/S	211	15,535

		197,403

Finland — 0.7%
Metso OYJ	108	4,053
Neste OYJ	451	14,225
Nokian Renkaat OYJ	117	3,208
Orion OYJ, Class B	107	3,979
Stora Enso OYJ, Class R	638	7,145
UPM-Kymmene OYJ	561	15,149
Wartsila OYJ Abp	467	5,737

		53,496

France — 9.8%
Accor SA	191	8,258
Air Liquide SA	464	64,716
Atos SE	101	7,661
AXA SA	2,067	47,506
Bouygues SA	252	9,588
Carrefour SA	615	10,498
Casino Guichard Perrachon SA (a)	57	2,404
Cie de Saint-Gobain	520	18,794
Cie Generale des Etablissements Michelin SCA	177	18,635
CNP Assurances	187	3,402
Credit Agricole SA	1,198	13,708
Danone SA	657	58,938
Eiffage SA	87	9,029
EssilorLuxottica SA	297	43,909
Eurazeo SE	36	2,385
Gecina SA REIT	48	7,622
Getlink SE	448	6,315
Imerys SA	39	1,593
Ingenico Group SA	62	6,159
JCDecaux SA	80	2,143
Kering SA	79	38,314
L’Oreal SA	266	72,823
Natixis SA	996	3,863
Orange SA	2,138	32,492
Schneider Electric SE	580	48,645
Societe BIC SA	26	1,664
Teleperformance	61	13,341
TOTAL SA	2,542	127,064
Unibail-Rodamco-Westfield REIT	144	18,887
Valeo SA	271	7,413

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
France (Continued)
Wendel SA	28	$3,931

		711,700

Germany — 9.9%
adidas AG	189	56,134
Allianz SE	451	99,581
BASF SE	986	65,345
Bayerische Motoren Werke AG	363	24,309
Beiersdorf AG	106	13,366
Commerzbank AG	1,103	6,267
Deutsche Boerse AG	201	29,606
Deutsche Post AG	1,030	33,915
Deutsche Wohnen SE	382	13,571
E.ON SE	2,324	21,639
Fraport AG Frankfurt Airport Services Worldwide	46	3,849
HeidelbergCement AG	154	10,691
Henkel AG & Co. KGaA	100	9,256
Infineon Technologies AG	1,296	22,476
Merck KGaA	142	15,209
METRO AG	182	2,822
MTU Aero Engines AG	53	14,492
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	158	37,914
RWE AG	567	16,179
SAP SE	1,047	125,217
Siemens AG	816	81,730
Symrise AG	135	12,625
Telefonica Deutschland Holding AG	1,148	2,928

		719,121

Hong Kong — 2.5%
ASM Pacific Technology Ltd.	366	4,197
BOC Hong Kong Holdings Ltd.	4,002	13,510
CLP Holdings Ltd.	1,722	17,747
Hang Seng Bank Ltd.	823	17,184
HKT Trust & HKT Ltd. (b)	4,421	6,917
Hong Kong & China Gas Co. Ltd.	10,587	20,457
Hong Kong Exchanges & Clearing Ltd. (a)	1,267	38,809
Hysan Development Co. Ltd.	667	2,703
MTR Corp. Ltd.	1,511	8,755
PCCW Ltd.	5,462	2,963
Shangri-La Asia Ltd.	1,035	1,082
Sun Hung Kai Properties Ltd.	1,710	24,246
Swire Pacific Ltd., Class A	526	5,152
Swire Properties Ltd.	1,261	4,144
Techtronic Industries Co. Ltd.	1,430	9,892

		177,758

Ireland — 0.9%
CRH PLC	883	29,444
DCC PLC	107	9,101
Kerry Group PLC, Class A	176	20,991
Kingspan Group PLC	154	7,045

		66,581

Israel — 0.3%
Bank Hapoalim BM*	1,202	8,817

	Number of Shares	Value
Israel (Continued)
Bank Leumi Le-Israel BM	1,563	$10,660
Mizrahi Tefahot Bank Ltd.	150	3,454

		22,931

Italy — 0.9%
Assicurazioni Generali SpA	1,178	21,366
Intesa Sanpaolo SpA	16,096	35,331
Snam SpA	2,022	10,241

		66,938

Japan — 23.4%
Aeon Co. Ltd. (a)	700	12,424
AEON Financial Service Co. Ltd.	100	1,466
AGC, Inc.	200	5,775
Ajinomoto Co., Inc.	500	9,124
ANA Holdings, Inc.	100	3,422
Asahi Kasei Corp.	1,300	11,772
Astellas Pharma, Inc.	2,000	27,736
Benesse Holdings, Inc.	100	2,561
Bridgestone Corp.	600	22,910
Casio Computer Co. Ltd.	200	2,794
Central Japan Railway Co.	150	29,698
Chugai Pharmaceutical Co. Ltd.	250	17,900
CyberAgent, Inc.	100	4,513
Dai Nippon Printing Co. Ltd.	200	4,332
Daicel Corp.	300	2,320
Daifuku Co. Ltd.	100	4,729
Daikin Industries Ltd.	260	32,223
Daiwa House Industry Co. Ltd.	600	18,835
Denso Corp.	460	19,320
East Japan Railway Co.	300	28,588
Eisai Co. Ltd.	300	15,347
Fast Retailing Co. Ltd.	60	35,182
Fujitsu Ltd.	200	15,456
Hino Motors Ltd.	300	2,363
Hirose Electric Co. Ltd.	40	4,548
Hitachi Chemical Co. Ltd.	100	3,128
Hitachi Construction Machinery Co. Ltd.	100	2,139
Hitachi High-Technologies Corp.	100	5,408
Hitachi Metals Ltd.	200	2,155
Honda Motor Co. Ltd.	1,700	40,416
Hulic Co. Ltd.	300	2,866
Inpex Corp.	1,100	9,524
Japan Retail Fund Investment Corp. REIT (a)	3	6,009
JFE Holdings, Inc.	500	5,858
Kajima Corp.	500	6,091
Kansai Paint Co. Ltd.	200	4,166
Kao Corp.	500	36,149
Kawasaki Heavy Industries Ltd.	200	3,925
KDDI Corp.	1,900	50,747
Keio Corp.	100	6,256
Keyence Corp.	100	59,259
Kikkoman Corp.	200	9,007
Kobayashi Pharmaceutical Co. Ltd.	50	3,750
Kobe Steel Ltd.	300	1,566
Komatsu Ltd.	1,000	21,263

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Japan (Continued)
Konami Holdings Corp.	100	$4,536
Konica Minolta, Inc.	500	3,561
Kubota Corp.	1,100	15,804
Kuraray Co. Ltd.	300	3,425
Kurita Water Industries Ltd.	100	2,603
Kyocera Corp.	350	20,823
Kyushu Railway Co.	200	6,001
Lawson, Inc. (a)	100	4,965
Marui Group Co. Ltd.	200	3,985
Mitsubishi Chemical Holdings Corp.	1,400	9,618
Mitsubishi Electric Corp.	2,000	24,184
Mitsubishi Estate Co. Ltd.	1,200	22,995
Mitsubishi Materials Corp.	100	2,426
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	2,163
Mitsui Chemicals, Inc.	200	4,279
Mitsui Fudosan Co. Ltd.	900	21,587
Mizuho Financial Group, Inc.	25,300	36,873
Murata Manufacturing Co. Ltd.	600	25,205
Nabtesco Corp.	100	2,878
Nagoya Railroad Co. Ltd.	200	5,963
NEC Corp.	300	12,860
NGK Insulators Ltd.	300	4,030
NGK Spark Plug Co. Ltd.	200	3,456
Nikon Corp.	300	3,717
Nintendo Co. Ltd.	120	45,549
Nippon Express Co. Ltd.	100	5,172
Nippon Prologis REIT, Inc. REIT	2	5,423
Nippon Yusen KK	200	2,988
Nissin Foods Holdings Co. Ltd.	100	6,943
Nitori Holdings Co. Ltd.	100	14,438
Nitto Denko Corp.	200	9,319
Nomura Real Estate Holdings, Inc.	100	2,122
Nomura Research Institute Ltd.	300	5,972
NSK Ltd.	400	3,211
NTT DOCOMO, Inc.	1,400	35,374
Obayashi Corp.	700	6,456
Odakyu Electric Railway Co. Ltd.	300	6,811
Omron Corp.	200	9,911
Ono Pharmaceutical Co. Ltd.	400	7,395
Oriental Land Co. Ltd.	200	29,149
ORIX Corp.	1,400	20,694
Osaka Gas Co. Ltd.	400	7,168
Otsuka Corp.	100	3,717
Panasonic Corp.	2,300	17,770
Park24 Co. Ltd.	100	2,053
Rakuten, Inc.	900	8,487
Recruit Holdings Co. Ltd.	1,300	39,424
Resona Holdings, Inc.	2,200	8,643
Santen Pharmaceutical Co. Ltd.	400	7,013
Secom Co. Ltd.	200	17,078
Sega Sammy Holdings, Inc.	100	1,372
Sekisui Chemical Co. Ltd.	400	5,769
Sekisui House Ltd.	700	12,434
Seven & i Holdings Co. Ltd.	800	28,316
Sharp Corp.	200	2,065
Shimadzu Corp.	200	4,978
Shimizu Corp.	600	5,008

	Number of Shares	Value
Japan (Continued)
Shin-Etsu Chemical Co. Ltd.	400	$40,379
Shiseido Co. Ltd.	400	32,748
Showa Denko KK	100	2,583
Sohgo Security Services Co. Ltd.	100	5,050
Sompo Holdings, Inc.	400	15,993
Sony Corp.	1,350	76,845
Stanley Electric Co. Ltd.	100	2,488
Sumitomo Chemical Co. Ltd.	1,500	6,571
Sumitomo Metal Mining Co. Ltd.	200	5,637
Sumitomo Mitsui Trust Holdings, Inc.	300	9,813
Sumitomo Rubber Industries Ltd.	200	2,259
Suntory Beverage & Food Ltd.	200	8,630
Sysmex Corp.	200	12,779
T&D Holdings, Inc.	600	5,848
Taisei Corp.	200	7,085
Takeda Pharmaceutical Co. Ltd.	1,600	54,115
Teijin Ltd.	200	3,599
Tobu Railway Co. Ltd.	200	6,142
Toho Co. Ltd.	100	4,244
Tokyo Electron Ltd.	170	30,438
Tokyo Gas Co. Ltd.	400	10,120
Tokyu Corp.	500	8,945
Toray Industries, Inc.	1,500	10,706
TOTO Ltd.	200	7,245
Toyo Suisan Kaisha Ltd.	100	4,075
Toyoda Gosei Co. Ltd.	100	1,863
Unicharm Corp.	400	12,304
USS Co. Ltd.	200	3,783
West Japan Railway Co.	200	16,864
Yakult Honsha Co. Ltd.	100	5,766
Yamada Denki Co. Ltd.	700	3,297
Yamaha Corp.	150	6,479
Yamaha Motor Co. Ltd.	300	4,912
Yaskawa Electric Corp. (a)	300	10,090
Yokogawa Electric Corp.	200	3,636

		1,694,510

Luxembourg — 0.2%
Millicom International Cellular SA SDR	70	3,569
SES SA	378	6,101
Tenaris SA	520	5,677

		15,347

Netherlands — 4.6%
Aegon NV	1,834	6,994
Akzo Nobel NV	239	21,443
ASML Holding NV	448	99,782
EXOR NV	118	7,992
ING Groep NV	4,156	39,804
Koninklijke Ahold Delhaize NV	1,255	29,417
Koninklijke DSM NV	194	24,163
Koninklijke KPN NV	3,750	11,894
Koninklijke Philips NV	999	47,180
Koninklijke Vopak NV	71	3,390
NN Group NV	331	11,103
QIAGEN NV*	261	9,086
Wolters Kluwer NV	303	21,863

		334,111

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
New Zealand — 0.2%
Auckland International Airport Ltd.	1,116	$6,771
Fletcher Building Ltd.	879	2,461
Meridian Energy Ltd.	1,311	4,118
Ryman Healthcare Ltd. (a)	402	3,301

		16,651

Norway — 0.9%
Aker BP ASA	107	2,841
Equinor ASA	1,092	18,683
Mowi ASA	457	10,941
Norsk Hydro ASA	1,338	4,238
Orkla ASA	857	7,860
Schibsted ASA, Class B	100	2,899
Telenor ASA	793	16,293

		63,755

Portugal — 0.3%
EDP — Energias de Portugal SA	2,674	10,124
Galp Energia SGPS SA	522	7,508
Jeronimo Martins SGPS SA	268	4,430

		22,062

Singapore — 1.8%
Ascendas Real Estate Investment Trust REIT	2,700	5,995
CapitaLand Commercial Trust REIT	2,700	4,146
CapitaLand Ltd.	2,700	6,754
CapitaLand Mall Trust REIT	2,700	5,158
City Developments Ltd.	500	3,453
DBS Group Holdings Ltd.	1,900	33,598
Jardine Cycle & Carriage Ltd.	100	2,220
Keppel Corp. Ltd.	1,500	6,315
Oversea-Chinese Banking Corp. Ltd.	3,400	26,103
Singapore Airlines Ltd.	600	3,819
Singapore Exchange Ltd.	900	5,320
Singapore Press Holdings Ltd.	1,700	2,439
Singapore Telecommunications Ltd.	8,600	19,652
UOL Group Ltd.	500	2,649

		127,621

South Africa — 0.1%
Investec PLC	705	3,627

Spain — 3.9%
Amadeus IT Group SA	471	35,146
Banco Bilbao Vizcaya Argentaria SA	6,610	31,366
Banco de Sabadell SA	5,886	5,048
Bankinter SA	710	4,142
CaixaBank SA	4,036	9,160
Enagas SA	234	5,117
Ferrovial SA	520	14,814
Iberdrola SA	6,400	65,913
Industria de Diseno Textil SA	1,153	35,705
Naturgy Energy Group SA	338	8,859
Red Electrica Corp. SA	462	9,222
Repsol SA	1,580	23,003
Telefonica SA	4,989	34,619

		282,114

	Number of Shares	Value
Sweden — 3.3%
Assa Abloy AB, Class B	1,040	$21,729
Atlas Copco AB, Class A	695	20,772
Atlas Copco AB, Class B	429	11,439
Boliden AB	297	6,572
Electrolux AB, Series B	218	4,879
Essity AB, Class B	640	19,976
Hennes & Mauritz AB, Class B	851	16,312
Husqvarna AB, Class B	440	3,414
ICA Gruppen AB (a)	86	4,221
Investor AB, Class B	487	22,853
Kinnevik AB, Class B	280	7,635
L E Lundbergforetagen AB, Class B	82	3,074
Sandvik AB	1,197	17,180
Skandinaviska Enskilda Banken AB, Class A	1,738	14,951
Skanska AB, Class B	355	6,657
SKF AB, Class B	403	6,507
Svenska Handelsbanken AB, Class A	1,677	14,771
Swedbank AB, Class A	942	12,113
Tele2 AB, Class B	529	7,468
Telia Co. AB	2,965	12,989

		235,512

Switzerland — 7.9%
ABB Ltd.	1,996	37,824
Adecco Group AG	171	8,997
Alcon, Inc.*	471	28,704
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2	14,806
Cie Financiere Richemont SA	555	43,079
Clariant AG*	205	3,775
Coca-Cola HBC AG*	216	7,181
Givaudan SA	10	27,045
Kuehne + Nagel International AG	60	8,735
Lonza Group AG*	80	28,282
Roche Holding AG	744	203,473
SGS SA	6	14,736
Sika AG	134	19,245
Sonova Holding AG	58	13,465
Swiss Re AG	315	30,295
Swisscom AG	28	13,982
Vifor Pharma AG	47	7,453
Zurich Insurance Group AG	161	57,309

		568,386

United Arab Emirates — 0.1%
NMC Health PLC	108	3,291

United Kingdom — 13.6%
3i Group PLC	1,021	13,634
Associated British Foods PLC	373	10,316
Aviva PLC	4,188	18,060
Barratt Developments PLC	1,066	8,210
Berkeley Group Holdings PLC	135	6,440
British Land Co. PLC REIT	971	6,029
BT Group PLC	9,145	18,448
Burberry Group PLC	425	11,201
CNH Industrial NV	1,061	10,925

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
United Kingdom (Continued)
Coca-Cola European Partners PLC	246	$13,860
Compass Group PLC	1,677	42,542
Croda International PLC	132	7,559
easyJet PLC	165	1,936
Ferguson PLC	250	18,402
GlaxoSmithKline PLC	5,286	110,185
Informa PLC	1,360	14,410
InterContinental Hotels Group PLC	176	10,985
Intertek Group PLC	169	11,172
ITV PLC	3,817	5,390
J Sainsbury PLC	1,808	4,318
John Wood Group PLC	728	3,342
Johnson Matthey PLC	216	7,655
Kingfisher PLC	2,079	4,923
Legal & General Group PLC	6,457	17,269
London Stock Exchange Group PLC	331	28,032
Marks & Spencer Group PLC	1,906	4,463
Meggitt PLC	838	6,317
Merlin Entertainments PLC, 144A	733	4,032
Mondi PLC	515	10,016
National Grid PLC	3,619	37,838
Next PLC	140	10,121
Pearson PLC	806	8,161
Prudential PLC	2,745	45,732
Reckitt Benckiser Group PLC	750	58,448
RELX PLC	2,109	50,508
Rentokil Initial PLC	1,985	10,883
RSA Insurance Group PLC	1,116	7,114
Schroders PLC	129	4,289
Segro PLC REIT	1,222	11,682
Smith & Nephew PLC	924	22,112
Spirax-Sarco Engineering PLC	77	7,525
SSE PLC	1,130	15,840
Standard Chartered PLC	2,972	22,513
Standard Life Aberdeen PLC	2,674	8,118
Taylor Wimpey PLC	3,532	6,278
Tesco PLC	10,397	27,755
Unilever NV	1,543	95,904

	Number of Shares	Value
United Kingdom (Continued)
Unilever PLC	1,177	$74,480
Whitbread PLC	142	7,562
Wm Morrison Supermarkets PLC	2,717	6,042
WPP PLC	1,337	15,797

		984,773

TOTAL COMMON STOCKS (Cost $7,380,343)		7,132,392

EXCHANGE-TRADED FUNDS — 0.5%
iShares Trust iShares ESG MSCI EAFE ETF (Cost $32,401)	515	32,007

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	49	2,639
Henkel AG & Co. KGaA	195	19,563
Sartorius AG	37	7,412

		29,614

TOTAL PREFERRED STOCKS (Cost $34,228)		29,614

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c)(d) (Cost $42,850)	42,850	42,850

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09% (c) (Cost $2,055)	2,055	2,055

TOTAL INVESTMENTS — 100.1% (Cost $7,491,877)		$7,238,918
Other assets and liabilities, net — (0.1%)		(7,542)

NET ASSETS — 100.0%		$7,231,376

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 9/6/2018 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers FTSE Developed ex US Comprehensive Factor ETF (e)
—	17,184		(17,166)	(18)	—	—	—	—	—

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c)(d)
—	42,850	(f)	—	—	—	1,708	—	42,850	42,850

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.09% (c)
—	248,343		(246,288)	—	—	121	—	2,055	2,055

—	308,377		(263,454)	(18)	—	1,829	—	44,905	44,905

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2019

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $86,719, which is 1.2% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $52,518.

(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX Futures	EUR	2	$31,543	$30,989	9/20/2019	$(66)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$7,132,392	$—	$—	$7,132,392
Exchange-Traded Funds	32,007	—	—	32,007
Preferred Stocks	29,614	—	—	29,614
Short-Term Investments (g)	44,905	—	—	44,905

TOTAL	$7,238,918	$—	$—	$7,238,918

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(66)	$—	$—	$(66)

TOTAL	$(66)	$—	$—	$(66)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 95.4%
Argentina — 0.2%
Banco BBVA Argentina SA, ADR	220	$928
Globant SA*	95	9,018
Transportadora de Gas del Sur SA, ADR	215	1,613

		11,559

Belgium — 0.0%
Titan Cement International SA*	106	2,136

Brazil — 3.3%
Atacadao SA	978	5,278
B2W Cia Digital*	551	6,267
B3 SA — Brasil Bolsa Balcao	5,537	60,030
Banco do Brasil SA	2,323	25,995
Banco Santander Brasil SA	1,106	11,402
BR Malls Participacoes SA	2,076	6,772
Cielo SA	3,378	6,336
Cosan SA	386	4,670
Energisa SA	424	4,873
Engie Brasil Energia SA	558	6,074
Klabin SA	1,931	7,038
Localiza Rent a Car SA	1,595	18,157
Lojas Renner SA	2,189	26,779
M Dias Branco SA	214	1,875
Multiplan Empreendimentos Imobiliarios SA	780	4,906
Natura Cosmeticos SA	548	8,750
Notre Dame Intermedica Participacoes SA	891	12,092
TIM Participacoes SA	2,464	7,334
Ultrapar Participacoes SA	2,000	7,947
WEG SA	2,394	13,035

		245,610

Chile — 0.8%
Aguas Andinas SA, Class A	8,308	4,584
Empresa Nacional de Telecomunicaciones SA*	448	3,913
Empresas CMPC SA	3,321	7,685
Empresas COPEC SA	1,110	10,029
Enel Americas SA	100,347	16,484
Latam Airlines Group SA	900	7,580
SACI Falabella	1,900	10,694

		60,969

China — 26.8%
3SBio, Inc., 144A*	3,404	5,248
51job, Inc., ADR*(a)	72	5,179
AAC Technologies Holdings, Inc.	1,978	8,558
Air China Ltd., Class H	5,074	4,397
Alibaba Group Holding Ltd., ADR*	3,842	672,465
BAIC Motor Corp. Ltd., Class H, 144A	4,815	2,716
Bank of Shanghai Co. Ltd., Class A	2,300	2,899
Baozun, Inc., ADR*(a)	100	4,576
BBMG Corp., Class A	2,500	1,177
BBMG Corp., Class H	3,314	943
BYD Co. Ltd., Class A	200	1,382
BYD Co. Ltd., Class H	1,785	9,249
BYD Electronic International Co. Ltd. (a)	2,176	2,619

	Number of Shares	Value
China (Continued)
China Aoyuan Group Ltd.	3,646	$4,300
China CITIC Bank Corp. Ltd., Class H	25,308	13,243
China Conch Venture Holdings Ltd.	4,398	14,650
China Construction Bank Corp., Class H	259,823	192,993
China Eastern Airlines Corp. Ltd., Class A*	1,600	1,133
China Eastern Airlines Corp. Ltd., Class H*	3,797	1,788
China Everbright Bank Co. Ltd., Class H	9,368	3,910
China Longyuan Power Group Corp. Ltd., Class H	8,106	4,459
China Medical System Holdings Ltd.	3,767	4,702
China Merchants Bank Co. Ltd., Class H	10,475	47,727
China Merchants Securities Co. Ltd., Class A	1,000	2,233
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	700	1,932
China Minsheng Banking Corp. Ltd., Class H	20,450	13,467
China Molybdenum Co. Ltd., Class A	2,000	1,003
China Molybdenum Co. Ltd., Class H	11,668	3,172
China Resources Pharmaceutical Group Ltd., 144A	4,506	4,658
China Shenhua Energy Co. Ltd., Class A	600	1,567
China Shenhua Energy Co. Ltd., Class H	9,300	18,184
China Vanke Co. Ltd., Class A	1,300	4,686
China Vanke Co. Ltd., Class H	3,864	13,364
Contemporary Amperex Technology Co. Ltd., Class A	100	1,010
Country Garden Services Holdings Co. Ltd.	3,274	9,485
CSPC Pharmaceutical Group Ltd.	12,534	25,083
Dali Foods Group Co. Ltd., 144A	5,848	3,896
ENN Energy Holdings Ltd.	2,099	23,976
Fosun International Ltd.	6,760	8,697
Genscript Biotech Corp.*	2,612	5,861
Greenland Holdings Corp. Ltd., Class A	1,200	1,112
Greentown Service Group Co. Ltd.	2,970	2,718
Guangzhou Automobile Group Co. Ltd., Class A	500	819
Guangzhou Automobile Group Co. Ltd., Class H	8,354	8,423
HengTen Networks Group Ltd.*	62,558	998
Huaneng Renewables Corp. Ltd., Class H (b)	11,456	3,173
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,000	2,670
Jiangsu Expressway Co. Ltd., Class H	3,304	4,385
Kingdee International Software Group Co. Ltd.	6,381	5,782
Legend Holdings Corp., Class H, 144A	1,154	2,483
Lenovo Group Ltd.	19,000	12,513
Meituan Dianping, Class B*	2,693	25,554
NARI Technology Co. Ltd., Class A	400	967
Offshore Oil Engineering Co. Ltd., Class A	1,400	1,045
Pinduoduo, Inc., ADR*(a)	510	16,713
Poly Developments and Holdings Group Co. Ltd., Class A	1,100	2,067
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,403	5,579

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
China (Continued)
Shanghai International Airport Co. Ltd., Class A	100	$1,174
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	790
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	3,919
Shenzhou International Group Holdings Ltd.	2,008	27,293
Shui On Land Ltd.	8,670	1,804
Sichuan Chuantou Energy Co. Ltd., Class A	800	1,105
Sihuan Pharmaceutical Holdings Group Ltd.	9,902	1,769
Sinopharm Group Co. Ltd., Class H	3,330	12,049
Sinotrans Ltd., Class H	4,587	1,481
SOHO China Ltd.	5,067	1,487
Suning.com Co. Ltd., Class A	1,200	1,801
TCL Corp., Class A	2,900	1,305
Tencent Holdings Ltd.	15,435	639,829
Tong Ren Tang Technologies Co. Ltd., Class H	1,719	1,867
Vipshop Holdings Ltd., ADR*	1,178	9,860
Wuxi Biologics Cayman, Inc., 144A*	1,474	15,539
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	2,549
Yuzhou Properties Co. Ltd.	5,252	2,212
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	745
Zhejiang Expressway Co. Ltd., Class H	4,006	3,354
Zhongsheng Group Holdings Ltd.	1,521	4,756

		1,986,276

Colombia — 0.2%
Cementos Argos SA	1,301	2,917
Grupo Argos SA	860	4,520
Interconexion Electrica SA ESP	1,224	6,497

		13,934

Czech Republic — 0.2%
CEZ AS	445	9,816
Komercni banka AS	204	7,251

		17,067

Egypt — 0.2%
Commercial International Bank Egypt SAE	3,850	18,652

Greece — 0.2%
Alpha Bank AE*	3,321	5,958
Hellenic Telecommunications Organization SA	621	8,302
Motor Oil Hellas Corinth Refineries SA	180	4,409

		18,669

Hong Kong — 2.2%
Alibaba Health Information Technology Ltd.*	9,914	9,401
Alibaba Pictures Group Ltd.*	40,826	6,722
Beijing Enterprises Water Group Ltd.*	14,035	7,380
China Agri-Industries Holdings Ltd.	4,924	1,389

	Number of Shares	Value
Hong Kong (Continued)
China Everbright International Ltd.	10,098	$7,926
China First Capital Group Ltd.*	9,309	3,564
China Mengniu Dairy Co. Ltd.*	7,363	29,225
China Overseas Land & Investment Ltd.	10,221	32,351
Geely Automobile Holdings Ltd.	13,577	21,001
Hutchison China MediTech Ltd., ADR*	153	3,334
Lee & Man Paper Manufacturing Ltd.	2,038	1,079
Shanghai Industrial Holdings Ltd.	1,000	1,950
Shenzhen Investment Ltd.	9,074	3,439
Sino Biopharmaceutical Ltd.	19,339	28,779
Towngas China Co. Ltd.*	2,866	1,983

		159,523

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	1,150	11,277
OTP Bank Nyrt	626	25,010

		36,287

India — 10.8%
Ashok Leyland Ltd.	4,000	3,610
Asian Paints Ltd.	800	18,107
Axis Bank Ltd.	5,115	47,556
Bajaj Auto Ltd.	240	9,371
Bharat Petroleum Corp. Ltd.	1,750	8,706
Bharti Airtel Ltd.	5,496	26,692
Britannia Industries Ltd.	150	5,675
Dabur India Ltd.	1,500	9,428
Eicher Motors Ltd.	36	8,197
Glenmark Pharmaceuticals Ltd.	300	1,614
HCL Technologies Ltd.	1,461	22,513
Hero MotoCorp Ltd.	259	9,329
Hindalco Industries Ltd.	3,250	8,395
Hindustan Petroleum Corp. Ltd.	1,750	6,375
Hindustan Unilever Ltd.	1,755	46,252
Housing Development Finance Corp. Ltd.	4,414	133,917
Indiabulls Housing Finance Ltd.	700	4,464
Infosys Ltd., ADR (a)	5,867	67,412
Infosys Ltd.	3,400	38,801
Lupin Ltd.	550	5,707
Mahindra & Mahindra Ltd.	2,000	14,811
Marico Ltd.	1,300	7,120
Nestle India Ltd.	65	11,720
Petronet LNG Ltd.	1,500	5,605
Pidilite Industries Ltd.	300	5,788
Piramal Enterprises Ltd.	225	6,398
Reliance Industries Ltd.	7,691	134,476
Tata Consultancy Services Ltd.	2,433	76,989
Tech Mahindra Ltd.	1,250	12,142
Titan Co. Ltd.	850	13,155
UPL Ltd.	1,500	11,831
Wipro Ltd.	1,000	3,563
Wipro Ltd., ADR (a)	2,291	8,752
Yes Bank Ltd.	5,000	4,198

		798,669

Indonesia — 3.1%
PT Astra International Tbk	55,181	25,966
PT Bank Central Asia Tbk	26,679	57,364

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Indonesia (Continued)
PT Bank Mandiri Persero Tbk	49,153	$25,122
PT Bank Negara Indonesia Persero Tbk	20,011	10,863
PT Bank Rakyat Indonesia Persero Tbk	152,637	45,947
PT Barito Pacific Tbk	65,955	4,208
PT Bukit Asam Tbk	5,510	960
PT Indah Kiat Pulp & Paper Corp. Tbk	7,865	3,798
PT Indofood CBP Sukses Makmur Tbk	6,431	5,463
PT Indofood Sukses Makmur Tbk	11,377	6,356
PT Jasa Marga Persero Tbk	6,026	2,379
PT Kalbe Farma Tbk	60,044	7,154
PT Pabrik Kertas Tjiwi Kimia Tbk	4,382	3,074
PT Pakuwon Jati Tbk	62,529	2,821
PT Perusahaan Gas Negara Tbk	29,323	3,969
PT Unilever Indonesia Tbk	4,235	14,584
PT United Tractors Tbk	4,520	6,668

		226,696

Malaysia — 3.0%
Alliance Bank Malaysia Bhd	3,000	2,140
AMMB Holdings Bhd	3,600	3,595
Axiata Group Bhd	7,488	8,992
CIMB Group Holdings Bhd	12,700	15,281
DiGi.Com Bhd	8,400	10,027
Fraser & Neave Holdings Bhd	300	2,518
HAP Seng Consolidated Bhd	1,600	3,774
Hartalega Holdings Bhd	4,100	5,001
Hong Leong Bank Bhd	1,800	7,105
IHH Healthcare Bhd	6,400	8,811
Malayan Banking Bhd	10,918	22,560
Malaysia Airports Holdings Bhd	2,600	5,088
Maxis Bhd	6,700	8,874
MISC Bhd	3,000	5,179
Nestle Malaysia Bhd	200	7,015
Petronas Dagangan Bhd	700	3,808
PPB Group Bhd	1,700	7,543
Press Metal Aluminium Holdings Bhd	3,700	4,329
Public Bank Bhd	8,400	40,587
RHB Bank Bhd	4,000	5,421
Sime Darby Bhd	7,200	3,921
Sime Darby Property Bhd	3,100	649
SP Setia Bhd Group	3,580	1,328
Telekom Malaysia Bhd	3,000	2,675
Tenaga Nasional Bhd	8,400	27,884
Top Glove Corp. Bhd	4,500	5,083
Westports Holdings Bhd	2,700	2,696
YTL Corp. Bhd	6,600	1,569

		223,453

Mexico — 1.7%
Alfa SAB de CV, Class A	7,804	6,658
Alsea SAB de CV*	1,203	2,562
Arca Continental SAB de CV	1,339	7,007
Cemex SAB de CV, Series CPO	40,930	15,236
Coca-Cola Femsa SAB de CV	1,451	8,573
Fomento Economico Mexicano SAB de CV	5,200	47,429
Gruma SAB de CV, Class B	634	5,897

	Number of Shares	Value
Mexico (Continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	554	$8,140
Grupo Bimbo SAB de CV, Series A	4,778	8,350
Industrias Penoles SAB de CV	390	4,676
Infraestructura Energetica Nova SAB de CV*	1,526	6,412
Kimberly-Clark de Mexico SAB de CV, Class A*	4,286	8,753

		129,693

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	5,790	5,995
Aboitiz Power Corp.	4,700	3,431
Alliance Global Group, Inc.	11,500	2,805
Ayala Land, Inc.	20,360	18,499
Bank of the Philippine Islands	1,940	3,277
BDO Unibank, Inc.	5,370	15,370
Globe Telecom, Inc.	80	3,120
JG Summit Holdings, Inc.	7,670	10,601
Manila Electric Co.	580	4,067
Metropolitan Bank & Trust Co.	4,050	5,516
SM Investments Corp.	680	13,402
SM Prime Holdings, Inc.	27,900	18,919

		105,002

Poland — 1.2%
Bank Millennium SA*	1,695	2,844
Bank Polska Kasa Opieki SA	455	11,151
CCC SA	82	2,546
Grupa Lotos SA	260	5,637
Jastrzebska Spolka Weglowa SA	230	1,721
KGHM Polska Miedz SA*	371	7,315
mBank SA*	50	4,061
Orange Polska SA*	1,812	2,908
Polski Koncern Naftowy ORLEN SA	800	18,256
Polskie Gornictwo Naftowe i Gazownictwo SA	4,993	5,959
Powszechny Zaklad Ubezpieczen SA	1,606	15,118
Santander Bank Polska SA	104	7,986

		85,502

Qatar — 1.0%
Commercial Bank PSQC	5,290	6,914
Ooredoo QPSC	2,200	4,229
Qatar National Bank QPSC	12,106	63,659

		74,802

Romania — 0.1%
NEPI Rockcastle PLC	985	8,725

Russia — 2.3%
Inter RAO UES PJSC	110,479	7,115
LUKOIL PJSC	1,058	85,444
Novatek PJSC, GDR	244	47,311
Novolipetsk Steel PJSC	3,151	7,041
PhosAgro PJSC, GDR	301	3,889
Polymetal International PLC	563	8,154

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Russia (Continued)
Polyus PJSC	73	$8,400

		167,354

Saudi Arabia — 1.2%
Almarai Co. JSC	668	8,825
Banque Saudi Fransi	1,454	13,568
Saudi Arabian Mining Co.*	1,088	12,851
Saudi Basic Industries Corp.	2,035	54,202

		89,446

Singapore — 0.1%
BOC Aviation Ltd., 144A	534	4,641

South Africa — 9.3%
Absa Group Ltd. (a)	1,947	19,708
Anglo American Platinum Ltd.	153	9,379
Aspen Pharmacare Holdings Ltd.	1,068	5,536
Bid Corp. Ltd.	900	19,264
Bidvest Group Ltd.	770	9,062
Clicks Group Ltd.	700	9,174
Exxaro Resources Ltd.	701	6,287
FirstRand Ltd.	9,273	36,637
Fortress REIT Ltd., Class A REIT	3,500	4,866
Foschini Group Ltd.	661	6,552
Growthpoint Properties Ltd. REIT	7,701	11,665
Investec Ltd.	900	4,747
Kumba Iron Ore Ltd. (a)	161	4,167
Liberty Holdings Ltd.	401	2,895
Life Healthcare Group Holdings Ltd.	4,045	6,077
Momentum Metropolitan Holdings	2,010	2,176
Mr Price Group Ltd.	745	8,424
MTN Group Ltd. (a)	4,685	31,655
MultiChoice Group Ltd.*	1,232	10,801
Naspers Ltd., Class N	1,184	269,321
Nedbank Group Ltd.	965	14,363
Netcare Ltd.	3,036	3,259
Old Mutual Ltd. (a)	13,340	15,981
Pick n Pay Stores Ltd.	1,000	3,807
PSG Group Ltd.	384	5,072
Redefine Properties Ltd. REIT	13,434	6,945
Remgro Ltd.	1,442	16,307
RMB Holdings Ltd.	2,000	9,411
Sanlam Ltd.	5,009	24,000
Sappi Ltd.	1,381	4,113
Sasol Ltd. (a)	1,500	28,447
Shoprite Holdings Ltd. (a)	1,300	9,674
SPAR Group Ltd.	508	5,816
Standard Bank Group Ltd.	3,522	41,117
Vodacom Group Ltd.	1,708	12,969
Woolworths Holdings Ltd. (a)	2,782	10,110

		689,784

South Korea — 5.2%
Amorepacific Corp.	91	9,767
AMOREPACIFIC Group	84	4,092
BNK Financial Group, Inc.	786	4,348
CJ CheilJedang Corp.	21	3,962
CJ Corp.	40	2,691

	Number of Shares	Value
South Korea (Continued)
GS Engineering & Construction Corp.	161	$4,307
GS Holdings Corp.	140	5,548
Hana Financial Group, Inc.	784	21,036
Hankook Tire & Technology Co. Ltd.	215	5,174
Hanwha Chemical Corp.	290	4,142
Hyundai Heavy Industries Holdings Co. Ltd.	28	7,663
Hyundai Marine & Fire Insurance Co. Ltd.	172	3,394
KB Financial Group, Inc.	1,049	34,382
Korea Gas Corp.	80	2,579
LG Chem Ltd.	126	34,380
LG Corp.	268	15,754
LG Display Co. Ltd.*	650	7,486
LG Electronics, Inc.	293	14,828
LG Household & Health Care Ltd.	25	24,334
LG Innotek Co. Ltd.	40	3,253
Lotte Chemical Corp.	45	8,359
Lotte Corp.	68	1,872
OCI Co. Ltd.	55	3,015
Samsung Card Co. Ltd.	58	1,587
Samsung Fire & Marine Insurance Co. Ltd.	80	15,125
Samsung SDI Co. Ltd.	150	30,898
Shinhan Financial Group Co. Ltd.	1,198	40,304
SK Holdings Co. Ltd.	98	16,182
SK Innovation Co. Ltd.	150	20,433
SK Telecom Co. Ltd.	57	11,271
S-Oil Corp.	110	8,782
Woongjin Coway Co. Ltd.	137	9,524
Yuhan Corp.	26	4,926

		385,398

Taiwan — 15.4%
Acer, Inc.	8,500	4,655
Advantech Co. Ltd.	944	8,024
ASE Technology Holding Co. Ltd.	9,462	21,509
AU Optronics Corp.	21,617	5,630
Catcher Technology Co. Ltd.	1,800	12,636
Cathay Financial Holding Co. Ltd.	20,662	26,411
Chailease Holding Co. Ltd.	3,195	12,664
Cheng Shin Rubber Industry Co. Ltd.	5,417	7,588
China Airlines Ltd.	8,225	2,420
China Steel Corp.	32,300	23,806
Chunghwa Telecom Co. Ltd.	10,106	35,070
CTBC Financial Holding Co. Ltd.	49,241	31,902
Delta Electronics, Inc.	5,163	24,081
E.Sun Financial Holding Co. Ltd.	27,651	22,228
Eva Airways Corp.	4,674	2,106
Evergreen Marine Corp. Taiwan Ltd.*	6,229	2,548
Far Eastern New Century Corp.	8,978	8,146
Far EasTone Telecommunications Co. Ltd.	4,279	9,972
First Financial Holding Co. Ltd.	28,065	19,210
Fubon Financial Holding Co. Ltd.	18,211	25,308
Giant Manufacturing Co. Ltd.	900	6,261
Hiwin Technologies Corp.	596	4,829
Hotai Motor Co. Ltd.	845	11,904
Hua Nan Financial Holdings Co. Ltd.	22,358	14,201

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Taiwan (Continued)
Innolux Corp.	26,122	$5,838
Inventec Corp.	6,889	4,715
Lite-On Technology Corp.	5,500	8,755
MediaTek, Inc.	4,043	47,304
Nan Ya Plastics Corp.	13,756	30,131
President Chain Store Corp.	1,577	14,660
Quanta Computer, Inc.	7,252	13,045
Ruentex Development Co. Ltd.*	1,335	1,808
SinoPac Financial Holdings Co. Ltd.	30,828	11,630
Standard Foods Corp.	1,072	2,123
Taishin Financial Holding Co. Ltd.	27,298	11,646
Taiwan Business Bank	11,499	4,503
Taiwan High Speed Rail Corp.	4,767	5,752
Taiwan Mobile Co. Ltd.	4,500	16,046
Taiwan Semiconductor Manufacturing Co. Ltd.	66,600	549,169
Tatung Co. Ltd.*	5,461	2,930
Uni-President Enterprises Corp.	12,880	31,411
United Microelectronics Corp.	30,399	13,017
Wistron Corp.	7,837	6,213
Yuanta Financial Holding Co. Ltd.	26,214	15,064

		1,138,869

Thailand — 4.0%
Advanced Info Service PCL, NVDR	3,100	23,524
Airports of Thailand PCL, NVDR	11,900	28,025
Bangkok Dusit Medical Services PCL, NVDR	26,500	20,456
Banpu PCL, NVDR	13,000	5,400
BTS Group Holdings PCL, NVDR	18,200	8,037
Bumrungrad Hospital PCL, NVDR	1,100	4,983
Central Pattana PCL, NVDR	6,400	14,078
CP ALL PCL, NVDR	15,700	43,137
Electricity Generating PCL, NVDR	800	8,792
Energy Absolute PCL, NVDR	4,600	7,109
Home Product Center PCL, NVDR	17,400	10,245
Indorama Ventures PCL, NVDR	5,000	5,765
IRPC PCL, NVDR	30,000	3,886
Kasikornbank PCL, NVDR	5,600	29,307
Land & Houses PCL, NVDR	20,800	7,348
Minor International PCL, NVDR	7,800	9,695
Muangthai Capital PCL, NVDR	1,800	3,238
PTT Global Chemical PCL, NVDR	6,000	10,451
Siam Cement PCL, NVDR	2,100	28,575
Siam Commercial Bank PCL, NVDR	2,100	8,483
Thai Oil PCL, NVDR	3,300	7,313
TMB Bank PCL, NVDR	19,600	1,000
True Corp. PCL, NVDR	34,100	7,027

		295,874

Turkey — 0.2%
Arcelik AS*	344	1,009
KOC Holding AS	2,100	6,304
Turkcell Iletisim Hizmetleri AS	2,621	5,817
Turkiye Sise ve Cam Fabrikalari AS	2,022	1,503

		14,633

Number of Shares			Value
United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC		7,792	$18,435
DP World PLC		461	6,454
Dubai Islamic Bank PJSC		4,776	6,657
First Abu Dhabi Bank PJSC		7,407	30,772

			62,318

TOTAL COMMON STOCKS (Cost $7,198,076)			7,071,541

PREFERRED STOCKS — 3.8%
Brazil — 3.6%
Banco Bradesco SA		10,861	86,605
Cia Brasileira de Distribuicao		447	9,472
Cia Energetica de Minas Gerais		2,508	8,958
Itau Unibanco Holding SA		13,078	107,417
Itausa — Investimentos Itau SA		12,104	36,000
Telefonica Brasil SA		1,192	15,482

			263,934

Chile — 0.1%
Embotelladora Andina SA, Class B		628	1,947
Sociedad Quimica y Minera de Chile SA, Class B		331	8,188

			10,135

South Korea — 0.1%
Amorepacific Corp.		25	1,490
LG Chem Ltd.		22	3,270
LG Household & Health Care Ltd.		6	3,596

			8,356

TOTAL PREFERRED STOCKS (Cost $308,290)			282,425

Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $2) (b)	INR	4,500	1

Number of Shares
WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)		305	41

EXCHANGE-TRADED FUNDS — 0.1%
iShares Core MSCI Emerging Markets ETF		75	3,620
Vanguard FTSE Emerging Markets ETF		50	2,020

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,598)			5,640

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c)(d) (Cost $130,104)	130,104	$130,104

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09% (c) (Cost $16,016)	16,016	16,016

TOTAL INVESTMENTS — 101.3% (Cost $7,658,086)		$7,505,768
Other assets and liabilities, net — (1.3%)		(96,023)

NET ASSETS — 100.0%		$7,409,745

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 12/6/2018 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c)(d)
—	130,104	(e)	—	—	—	907	—	130,104	130,104

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09% (c)
—	2,375,743		(2,359,727)	—	—	7,847	—	16,016	16,016

—	2,505,847		(2,359,727)	—	—	8,754	—	146,120	146,120

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $208,900, which is 2.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $97,105.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2019

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	1	$50,365	$49,200	9/20/2019	$(1,165)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$7,068,368	$—	$3,173	$7,071,541
Preferred Stocks (f)	282,425	—	—	282,425
Corporate Bonds	—	—	1	1
Warrants	41	—	—	41
Exchange-Traded Funds	5,640	—	—	5,640
Short-Term Investments (f)	146,120	—	—	146,120

TOTAL	$7,502,594	$—	$3,174	$7,505,768

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(1,165)	$—	$—	$(1,165)

TOTAL	$(1,165)	$—	$—	$(1,165)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 11.1%
Alphabet, Inc., Class A*	30,706	$36,556,414
Alphabet, Inc., Class C*	32,222	38,282,958
CenturyLink, Inc. (a)	100,054	1,138,615
Discovery, Inc., Class A*(a)	15,662	432,271
Discovery, Inc., Class C*	36,929	961,262
Electronic Arts, Inc.*	30,723	2,878,131
Liberty Broadband Corp., Class C*	11,398	1,201,805
Liberty Global PLC, Class A*	16,699	446,197
Liberty Global PLC, Class C*	50,990	1,331,859
Netflix, Inc.*	44,805	13,161,469
Omnicom Group, Inc.	22,921	1,743,371
TripAdvisor, Inc.*	10,370	393,956
Verizon Communications, Inc.	424,041	24,662,225
Walt Disney Co.	184,239	25,288,645

		148,479,178

Consumer Discretionary — 10.6%
Advance Auto Parts, Inc.	7,259	1,001,379
Aptiv PLC	27,069	2,251,329
Aramark	24,995	1,021,296
Best Buy Co., Inc.	24,995	1,590,932
Booking Holdings, Inc.*	4,434	8,719,062
BorgWarner, Inc.	20,847	680,238
Capri Holdings Ltd.*	15,662	413,163
CarMax, Inc.*(a)	17,736	1,477,054
Darden Restaurants, Inc.	12,472	1,508,862
Domino’s Pizza, Inc.	4,148	940,932
Expedia Group, Inc.	14,328	1,864,073
Gap, Inc. (a)	22,921	361,923
Garmin Ltd.	13,121	1,070,280
Genuine Parts Co.	14,625	1,320,491
H&R Block, Inc. (a)	20,847	504,914
Hanesbrands, Inc. (a)	36,402	497,251
Harley-Davidson, Inc. (a)	16,699	532,698
Hasbro, Inc.	12,444	1,374,689
Hilton Worldwide Holdings, Inc.	28,968	2,675,774
Home Depot, Inc.	113,017	25,757,704
Kohl’s Corp.	16,699	789,195
L Brands, Inc. (a)	23,958	395,546
LKQ Corp.*	32,254	847,313
Lowe’s Cos., Inc.	82,111	9,212,854
Lululemon Athletica, Inc.*	11,584	2,139,217
Macy’s, Inc.	30,180	445,457
McDonald’s Corp.	78,347	17,077,296
MercadoLibre, Inc.*	4,562	2,712,565
Mohawk Industries, Inc.*	6,222	739,734
Newell Brands, Inc. (a)	44,653	741,240
NIKE, Inc., Class B	128,935	10,895,007
Nordstrom, Inc. (a)	11,407	330,461
Norwegian Cruise Line Holdings Ltd.*	21,884	1,110,613
NVR, Inc.*	340	1,223,660
PVH Corp.	8,016	607,613
Ross Stores, Inc.	37,439	3,968,908
Royal Caribbean Cruises Ltd.	18,306	1,908,950
Starbucks Corp.	124,398	12,011,871
Tapestry, Inc.	29,143	601,803

	Number of Shares	Value
Consumer Discretionary (Continued)
Tesla, Inc.*(a)	13,220	$2,982,564
Tiffany & Co.(a)	11,407	968,112
TJX Cos., Inc.	124,545	6,846,239
Tractor Supply Co.	12,444	1,267,795
Ulta Beauty, Inc.*	5,927	1,409,026
Under Armour, Inc., Class A*(a)	18,773	349,365
Under Armour, Inc., Class C*	21,103	357,063
Vail Resorts, Inc.	4,148	980,089
VF Corp.	34,328	2,813,180
Whirlpool Corp.	6,222	865,418

		142,162,198

Consumer Staples — 7.5%
Bunge Ltd.	14,625	781,121
Campbell Soup Co.	17,736	798,120
Clorox Co.	13,117	2,074,585
Coca-Cola Co.	416,474	22,922,729
Colgate-Palmolive Co.	84,199	6,243,356
Estee Lauder Cos., Inc., Class A	22,337	4,422,503
General Mills, Inc.	61,395	3,303,051
Hormel Foods Corp. (a)	29,143	1,241,783
Kellogg Co. (a)	26,032	1,634,809
Kimberly-Clark Corp.	35,365	4,990,355
McCormick & Co., Inc. (a)	12,472	2,031,315
PepsiCo, Inc.	144,384	19,741,624
Procter & Gamble Co.	256,416	30,828,896

		101,014,247

Energy — 3.8%
Apache Corp.	38,504	830,531
Baker Hughes a GE Co.	53,099	1,151,717
Cheniere Energy, Inc.*	23,434	1,399,244
Cimarex Energy Co. (a)	10,370	443,629
ConocoPhillips	115,772	6,040,983
Devon Energy Corp.	46,063	1,012,925
Hess Corp.	28,414	1,788,661
HollyFrontier Corp.	16,638	738,062
Kinder Morgan, Inc.	208,815	4,232,680
Marathon Oil Corp.	85,353	1,010,579
Marathon Petroleum Corp.	68,956	3,393,325
National Oilwell Varco, Inc.	38,504	786,637
Noble Energy, Inc. (a)	49,988	1,128,729
Occidental Petroleum Corp.	91,827	3,992,638
ONEOK, Inc.	41,694	2,971,948
Parsley Energy, Inc., Class A*	28,818	516,130
Phillips 66	46,233	4,559,961
Pioneer Natural Resources Co.	17,328	2,138,622
Schlumberger Ltd.	141,842	4,599,936
Targa Resources Corp. (a)	22,921	827,907
TechnipFMC PLC.	43,768	1,087,197
Valero Energy Corp.	42,731	3,216,790
Williams Cos., Inc.	125,221	2,955,216

		50,824,047

Financials — 12.2%
Affiliated Managers Group, Inc.	5,185	397,327
Allstate Corp.	33,798	3,460,577
Ally Financial, Inc.	42,731	1,339,617

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Financials (Continued)
American Express Co.	72,912	$8,776,417
American Financial Group, Inc.	7,259	732,941
American International Group, Inc.	89,828	4,674,649
Ameriprise Financial, Inc.	14,216	1,833,580
Aon PLC	24,634	4,799,935
Arch Capital Group Ltd.*	40,579	1,602,871
Arthur J Gallagher & Co.	18,773	1,702,899
Assurant, Inc.	6,287	773,301
AXA Equitable Holdings, Inc.	30,197	627,192
Bank of New York Mellon Corp.	87,586	3,683,867
BB&T Corp. (a)	79,131	3,770,592
BlackRock, Inc.	11,907	5,031,422
Capital One Financial Corp.	48,357	4,188,683
Cboe Global Markets, Inc.	11,177	1,331,851
Charles Schwab Corp.	122,760	4,698,025
Chubb Ltd.	46,879	7,326,250
CIT Group, Inc.	10,370	441,658
Citizens Financial Group, Inc.	46,879	1,581,697
CME Group, Inc.	36,402	7,909,791
Comerica, Inc.	16,699	1,029,493
Discover Financial Services	34,328	2,745,210
E*TRADE Financial Corp.	26,032	1,086,576
East West Bancorp, Inc.	14,625	601,526
Erie Indemnity Co., Class A (a)	2,356	516,694
FactSet Research Systems, Inc. (a)	3,678	1,000,747
Fifth Third Bancorp	75,421	1,994,885
First Republic Bank	16,699	1,498,234
Franklin Resources, Inc.	32,254	847,635
Hartford Financial Services Group, Inc.	36,402	2,121,509
Huntington Bancshares, Inc.	108,550	1,438,288
Intercontinental Exchange, Inc.	57,920	5,414,362
Invesco Ltd.	42,731	670,877
KeyCorp	105,163	1,745,706
KKR & Co., Inc., Class A (a)	47,557	1,228,873
Lincoln National Corp.	21,884	1,157,226
Loews Corp.	28,755	1,382,253
M&T Bank Corp.	13,512	1,975,590
Marsh & McLennan Cos., Inc.	52,062	5,200,473
Moody’s Corp.	17,736	3,823,527
Nasdaq, Inc.	11,407	1,138,875
Northern Trust Corp.	20,847	1,833,077
People’s United Financial, Inc.	38,504	553,303
PNC Financial Services Group, Inc.	46,455	5,989,443
Principal Financial Group, Inc.	29,143	1,550,990
Progressive Corp.	60,358	4,575,136
Prudential Financial, Inc.	41,379	3,314,044
Raymond James Financial, Inc.	12,472	979,177
Regions Financial Corp.	104,126	1,522,322
Reinsurance Group of America, Inc.	6,222	958,001
S&P Global, Inc.	25,246	6,568,757
Signature Bank	5,412	631,310
State Street Corp.	38,504	1,975,640
SunTrust Banks, Inc.	45,842	2,819,741
SVB Financial Group*	5,185	1,009,105
T. Rowe Price Group, Inc.	24,995	2,764,947
TD Ameritrade Holding Corp.	28,106	1,248,187
Travelers Cos., Inc.	27,069	3,978,060

	Number of Shares	Value
Financials (Continued)
US Bancorp	157,017	$8,273,226
Voya Financial, Inc.	15,662	772,450
Willis Towers Watson PLC	13,588	2,690,016
Zions Bancorp NA	18,773	771,383

		164,082,016

Health Care — 13.3%
AbbVie, Inc.	151,790	9,978,675
Agilent Technologies, Inc.	32,254	2,293,582
Align Technology, Inc.*	7,922	1,450,597
AmerisourceBergen Corp.	16,699	1,373,827
Amgen, Inc.	62,660	13,072,129
Becton Dickinson and Co.	27,724	7,039,678
Biogen, Inc.*	19,983	4,391,264
BioMarin Pharmaceutical, Inc.*	18,716	1,404,823
Bristol-Myers Squibb Co.	168,521	8,100,804
Cardinal Health, Inc.	30,559	1,318,010
Celgene Corp.*	71,872	6,957,210
Centene Corp.*	42,731	1,992,119
Cerner Corp.	33,209	2,288,432
Cigna Corp.	38,504	5,928,461
DENTSPLY SIRONA, Inc.	22,921	1,195,330
DexCom, Inc.*	9,407	1,614,335
Edwards Lifesciences Corp.*	21,108	4,682,599
Gilead Sciences, Inc.	130,678	8,303,280
HCA Healthcare, Inc.	28,106	3,378,341
Henry Schein, Inc.*	15,662	965,092
Hologic, Inc.*	27,669	1,366,019
Humana, Inc.	13,874	3,929,256
IDEXX Laboratories, Inc.*	8,832	2,558,984
IQVIA Holdings, Inc.*	16,699	2,590,850
Jazz Pharmaceuticals PLC*	5,966	764,543
Johnson & Johnson	273,237	35,072,701
Laboratory Corp. of America Holdings*	10,370	1,737,597
Merck & Co., Inc.	264,530	22,873,909
Mettler-Toledo International, Inc.*	2,588	1,699,772
Perrigo Co. PLC	11,915	557,384
Quest Diagnostics, Inc.	13,586	1,390,799
ResMed, Inc.	14,625	2,037,262
STERIS PLC	8,713	1,345,287
Varian Medical Systems, Inc.*	9,333	988,645
Vertex Pharmaceuticals, Inc.*	26,032	4,686,281
Waters Corp.*	7,259	1,538,109
Zoetis, Inc.	49,211	6,221,255

		179,087,241

Industrials — 8.9%
3M Co.	59,037	9,547,464
Acuity Brands, Inc.	4,148	520,201
Allegion PLC	9,333	898,488
AMERCO	1,037	364,630
Arconic, Inc.	40,684	1,051,275
C.H. Robinson Worldwide, Inc. (a)	13,588	1,148,050
Caterpillar, Inc.	59,421	7,071,099
Copart, Inc.*	21,884	1,649,835
CSX Corp.	79,430	5,323,399
Cummins, Inc.	15,662	2,337,867

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials (Continued)
Deere & Co.	31,217	$4,835,825
Delta Air Lines, Inc.	17,736	1,026,205
Dover Corp.	14,625	1,370,947
Eaton Corp. PLC	43,768	3,532,953
Expeditors International of Washington, Inc.	17,736	1,261,030
Fastenal Co.	58,094	1,778,838
Flowserve Corp.	13,510	576,607
Fortune Brands Home & Security, Inc.	14,625	746,752
IDEX Corp.	7,249	1,193,983
IHS Markit Ltd.*	38,336	2,515,225
Illinois Tool Works, Inc.	33,529	5,024,656
Ingersoll-Rand PLC	24,995	3,026,645
Johnson Controls International PLC	81,651	3,485,681
Kansas City Southern	10,370	1,304,546
Lennox International, Inc. (a)	3,699	938,732
ManpowerGroup, Inc.	6,222	508,586
Masco Corp.	31,217	1,271,468
Nielsen Holdings PLC	36,402	755,706
Norfolk Southern Corp.	27,069	4,711,359
Owens Corning	11,407	654,305
PACCAR, Inc.	36,402	2,386,515
Parker-Hannifin Corp.	13,588	2,252,483
Pentair PLC	16,699	599,828
Robert Half International, Inc.	12,472	666,878
Rockwell Automation, Inc.	12,444	1,901,319
Roper Technologies, Inc.	10,653	3,907,094
Sensata Technologies Holding PLC*	15,514	707,128
Snap-on, Inc. (a)	5,185	770,906
Southwest Airlines Co.	13,997	732,323
Stanley Black & Decker, Inc.	15,662	2,080,853
TransDigm Group, Inc. (a)	4,955	2,667,376
Union Pacific Corp.	72,715	11,776,921
United Parcel Service, Inc., Class B	71,872	8,528,331
United Rentals, Inc.*	7,923	891,813
W.W. Grainger, Inc.	4,969	1,359,767
WABCO Holdings, Inc.*	5,185	692,249
Waste Management, Inc.	43,422	5,182,416
Xylem, Inc.	17,736	1,358,755

		118,895,312

Information Technology — 22.6%
Accenture PLC, Class A	65,143	12,909,388
Adobe, Inc.*	49,894	14,195,342
Applied Materials, Inc.	97,447	4,679,405
Autodesk, Inc.*	22,494	3,212,593
Cadence Design Systems, Inc.*	29,143	1,995,713
Citrix Systems, Inc.	13,510	1,256,160
Cognizant Technology Solutions Corp., Class A	59,036	3,624,220
Dell Technologies, Inc., Class C*	15,662	807,063
Hewlett Packard Enterprise Co.	143,166	1,978,554
HP, Inc.	157,403	2,878,901
Intel Corp.	460,963	21,854,256
International Business Machines Corp.	91,500	12,400,995
Intuit, Inc.	26,659	7,687,389
Jack Henry & Associates, Inc.	7,409	1,074,009

	Number of Shares	Value
Information Technology (Continued)
Keysight Technologies, Inc.*	18,773	$1,818,353
Lam Research Corp.	15,662	3,297,008
Marvell Technology Group Ltd.	63,310	1,517,541
Mastercard, Inc., Class A	93,515	26,312,315
Microsoft Corp.	747,186	103,007,062
Motorola Solutions, Inc.	16,699	3,021,016
NVIDIA Corp.	59,002	9,883,425
salesforce.com, Inc.*	85,168	13,292,170
TE Connectivity Ltd.	35,365	3,225,995
Texas Instruments, Inc.	96,122	11,895,097
Trimble, Inc.*	26,032	976,721
Visa, Inc., Class A	178,605	32,295,356
VMware, Inc., Class A	8,296	1,173,386
Western Union Co.	44,805	991,086

		303,260,519

Materials — 2.8%
Avery Dennison Corp.	8,296	958,769
Axalta Coating Systems Ltd.*	21,884	632,010
Ball Corp.	32,254	2,593,544
Celanese Corp.	13,510	1,531,628
Ecolab, Inc.	26,887	5,547,057
International Flavors & Fragrances, Inc. (a)	9,952	1,092,232
International Paper Co.	39,541	1,546,053
Linde PLC	55,758	10,533,244
Mosaic Co.	36,402	669,433
Newmont Goldcorp Corp.	83,047	3,312,745
Nucor Corp.	32,254	1,579,801
PPG Industries, Inc.	23,958	2,654,307
Sherwin-Williams Co.	8,651	4,556,914

		37,207,737

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc. REIT	11,834	1,773,207
American Tower Corp. REIT	45,633	10,504,260
Boston Properties, Inc. REIT	15,662	2,011,314
Camden Property Trust REIT	9,333	1,010,297
CBRE Group, Inc., Class A*	33,291	1,740,121
Duke Realty Corp. REIT	36,402	1,211,095
Equinix, Inc. REIT	8,724	4,852,987
Federal Realty Investment Trust REIT	7,259	937,935
HCP, Inc. REIT	48,951	1,699,089
Host Hotels & Resorts, Inc. REIT	76,020	1,219,361
Iron Mountain, Inc. REIT (a)	28,106	895,176
Jones Lang LaSalle, Inc.	4,852	650,411
Liberty Property Trust REIT	14,625	762,255
Macerich Co. REIT (a)	12,941	369,207
Prologis, Inc. REIT	65,571	5,483,047
SBA Communications Corp. REIT	11,407	2,993,539
UDR, Inc. REIT	28,886	1,391,727
Welltower, Inc. REIT	41,518	3,718,352
Weyerhaeuser Co. REIT	76,020	2,000,086

		45,223,466

Utilities — 3.4%
AES Corp.	68,761	1,054,106

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2019

	Number of Shares	Value
Utilities (Continued)
Alliant Energy Corp.	23,958	$1,256,597
American Water Works Co., Inc.	18,773	2,390,178
CMS Energy Corp.	29,985	1,890,554
Consolidated Edison, Inc.	32,931	2,927,566
Dominion Energy, Inc.	82,147	6,377,072
DTE Energy Co.	18,773	2,434,107
Edison International	36,242	2,619,209
Eversource Energy	32,254	2,584,513
NiSource, Inc.	37,439	1,106,323
Pinnacle West Capital Corp.	11,407	1,087,201
Public Service Enterprise Group, Inc.	52,062	3,148,189
Sempra Energy	28,064	3,974,704
Southern Co.	105,163	6,126,797
WEC Energy Group, Inc.	32,254	3,088,966
Xcel Energy, Inc.	53,099	3,410,018

		45,476,100

TOTAL COMMON STOCKS (Cost $1,265,641,142)		1,335,712,061

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c) (Cost $719,723)	719,723	$719,723

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $2,902,467)	2,902,467	2,902,467

TOTAL INVESTMENTS — 99.9% (Cost $1,269,263,332)		$1,339,334,251
Other assets and liabilities, net — 0.1%		1,777,335

NET ASSETS — 100.0%		$1,341,111,586

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 3/7/2019 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
—	719,723	(d)	—	—	—	6,325	—	719,723	719,723

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	12,143,856		(9,241,389)	—	—	16,064	—	2,902,467	2,902,467

—	12,863,579		(9,241,389)	—	—	22,389	—	3,622,190	3,622,190

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $22,416,992, which is 1.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $22,091,836.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust

At August 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	30	$4,371,512	$4,387,200	9/20/2019	$15,688

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,335,712,061	$—	$—	$1,335,712,061
Short-Term Investments (e)	3,622,190	—	—	3,622,190
Derivatives (f)
Futures Contracts	15,688	—	—	15,688

TOTAL	$1,339,349,939	$—	$—	$1,339,349,939

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 10.4%
Activision Blizzard, Inc.	468	$23,681
Alphabet, Inc., Class A*	185	220,248
Alphabet, Inc., Class C*	191	226,927
AT&T, Inc.	4,477	157,859
CBS Corp., Class B	216	9,085
CenturyLink, Inc. (a)	585	6,657
Charter Communications, Inc., Class A*	108	44,236
Comcast Corp., Class A	2,777	122,910
Discovery, Inc., Class A*(a)	99	2,732
Discovery, Inc., Class C*	234	6,091
Electronic Arts, Inc.*	190	17,799
Interpublic Group of Cos., Inc.	234	4,652
News Corp., Class A	234	3,217
News Corp., Class B	81	1,147
Omnicom Group, Inc.	135	10,268
Take-Two Interactive Software, Inc.*	72	9,502
TripAdvisor, Inc.*	63	2,393
Twitter, Inc.*	450	19,193
Verizon Communications, Inc.	2,532	147,261
Viacom, Inc., Class B	216	5,396
Walt Disney Co.	1,064	146,045

		1,187,299

Consumer Discretionary — 11.0%
Amazon.com, Inc.*	255	452,954
Best Buy Co., Inc.	144	9,166
BorgWarner, Inc.	126	4,111
CarMax, Inc.*(a)	108	8,994
Carnival Corp. (a)	243	10,712
Darden Restaurants, Inc.	77	9,316
Dollar Tree, Inc.*	144	14,620
eBay, Inc.	504	20,306
Ford Motor Co.	2,383	21,852
Gap, Inc. (a)	144	2,274
Garmin Ltd.	72	5,873
General Motors Co.	821	30,451
H&R Block, Inc. (a)	126	3,052
Hanesbrands, Inc.	225	3,074
Hasbro, Inc.	72	7,954
Hilton Worldwide Holdings, Inc.	180	16,627
Home Depot, Inc.	674	153,611
Kohl’s Corp.	99	4,679
L Brands, Inc. (a)	144	2,377
Leggett & Platt, Inc.	81	3,012
Lowe’s Cos., Inc.	486	54,529
McDonald’s Corp.	467	101,792
NIKE, Inc., Class B	778	65,741
Nordstrom, Inc. (a)	63	1,825
PVH Corp.	45	3,411
Ralph Lauren Corp.	36	3,180
Ross Stores, Inc.	225	23,852
Starbucks Corp.	751	72,517
Tapestry, Inc.	180	3,717
Target Corp.	315	33,718
Tiffany & Co. (a)	74	6,280
TJX Cos., Inc.	738	40,568

	Number of Shares	Value
Consumer Discretionary (Continued)
Tractor Supply Co.	72	$7,335
VF Corp.	198	16,226
Whirlpool Corp.	40	5,564
Yum! Brands, Inc.	189	22,071

		1,247,341

Consumer Staples — 7.7%
Archer-Daniels-Midland Co.	342	13,013
Brown-Forman Corp., Class B	99	5,840
Campbell Soup Co.	117	5,265
Clorox Co.	81	12,811
Coca-Cola Co.	2,349	129,289
Colgate-Palmolive Co.	527	39,077
Conagra Brands, Inc.	297	8,423
Constellation Brands, Inc., Class A	108	22,070
General Mills, Inc.	369	19,852
Hershey Co.	85	13,471
Hormel Foods Corp.	171	7,286
JM Smucker Co.	72	7,572
Kellogg Co. (a)	153	9,608
Kimberly-Clark Corp.	211	29,774
Kraft Heinz Co.	378	9,647
Kroger Co.	495	11,722
McCormick & Co., Inc. (a)	74	12,052
Molson Coors Brewing Co., Class B	117	6,009
Mondelez International, Inc., Class A	882	48,704
PepsiCo, Inc.	859	117,451
Procter & Gamble Co.	1,535	184,553
Sysco Corp.	288	21,407
Tyson Foods, Inc., Class A	180	16,747
Walgreens Boots Alliance, Inc.	477	24,418
Walmart, Inc.	862	98,492

		874,553

Energy — 4.5%
Baker Hughes a GE Co.	315	6,832
Chevron Corp.	1,167	137,379
ConocoPhillips	693	36,161
Exxon Mobil Corp.	2,593	177,569
Halliburton Co.	540	10,173
Hess Corp.	162	10,198
HollyFrontier Corp.	99	4,392
Kinder Morgan, Inc.	1,177	23,858
Noble Energy, Inc. (a)	288	6,503
Occidental Petroleum Corp.	544	23,653
Phillips 66	263	25,940
Schlumberger Ltd.	865	28,052
TechnipFMC PLC.	261	6,483
Valero Energy Corp.	265	19,949

		517,142

Financials — 11.8%
Aflac, Inc.	459	23,033
Allstate Corp.	207	21,195
American Express Co.	419	50,435
American International Group, Inc.	531	27,633
Ameriprise Financial, Inc.	81	10,447
Aon PLC	143	27,864

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2019

	Number of Shares	Value
Financials (Continued)
Bank of America Corp.	5,408	$148,774
Bank of New York Mellon Corp.	540	22,712
BlackRock, Inc.	76	32,115
Capital One Financial Corp.	288	24,947
Cboe Global Markets, Inc.	72	8,580
Charles Schwab Corp.	729	27,899
Chubb Ltd.	279	43,602
Citigroup, Inc.	1,421	91,441
CME Group, Inc.	223	48,456
Comerica, Inc.	99	6,103
Discover Financial Services	198	15,834
E*TRADE Financial Corp.	153	6,386
Franklin Resources, Inc.	180	4,730
Globe Life, Inc.	63	5,623
Goldman Sachs Group, Inc.	206	42,005
Hartford Financial Services Group, Inc.	225	13,113
Intercontinental Exchange, Inc.	342	31,970
Invesco Ltd.	243	3,815
Jefferies Financial Group, Inc.	153	2,852
JPMorgan Chase & Co.	1,999	219,610
KeyCorp	621	10,309
Lincoln National Corp.	126	6,663
Marsh & McLennan Cos., Inc.	315	31,465
MetLife, Inc.	595	26,359
Moody’s Corp.	99	21,342
Morgan Stanley	783	32,487
MSCI, Inc.	54	12,670
Nasdaq, Inc.	72	7,188
Northern Trust Corp.	135	11,871
PNC Financial Services Group, Inc.	279	35,971
Principal Financial Group, Inc.	162	8,622
Prudential Financial, Inc.	252	20,183
Raymond James Financial, Inc.	81	6,359
S&P Global, Inc.	153	39,809
State Street Corp.	225	11,545
Synchrony Financial	387	12,403
T. Rowe Price Group, Inc.	144	15,929
Travelers Cos., Inc.	162	23,808
Unum Group	126	3,202
US Bancorp	918	48,369

		1,347,728

Health Care — 14.4%
Abbott Laboratories	1,080	92,146
AbbVie, Inc.	908	59,692
Agilent Technologies, Inc.	189	13,440
Alexion Pharmaceuticals, Inc.*	140	14,106
Allergan PLC	189	30,187
Amgen, Inc.	377	78,650
Anthem, Inc.	158	41,320
Baxter International, Inc.	288	25,330
Becton Dickinson and Co.	169	42,912
Biogen, Inc.*	122	26,809
Boston Scientific Corp.*	846	36,150
Bristol-Myers Squibb Co.	1,008	48,454
Cardinal Health, Inc.	180	7,763
Celgene Corp.*	442	42,786

	Number of Shares	Value
Health Care (Continued)
Cerner Corp.	198	$13,644
Cigna Corp.	234	36,029
CVS Health Corp.	807	49,162
Danaher Corp.	387	54,989
DaVita, Inc.*	81	4,566
Edwards Lifesciences Corp.*	125	27,730
Gilead Sciences, Inc.	781	49,625
Henry Schein, Inc.*	90	5,546
Humana, Inc.	89	25,206
IDEXX Laboratories, Inc.*	54	15,646
Illumina, Inc.*	90	25,321
Incyte Corp.*	108	8,836
Johnson & Johnson	1,636	209,997
Laboratory Corp. of America Holdings*	63	10,556
McKesson Corp.	117	16,178
Medtronic PLC	828	89,333
Merck & Co., Inc.	1,576	136,277
Mettler-Toledo International, Inc.*	18	11,822
Pfizer, Inc.	3,424	121,723
Quest Diagnostics, Inc.	81	8,292
UnitedHealth Group, Inc.	580	135,720
Vertex Pharmaceuticals, Inc.*	153	27,543

		1,643,486

Industrials — 7.7%
3M Co.	352	56,925
Alaska Air Group, Inc.	72	4,300
AMETEK, Inc.	144	12,374
Arconic, Inc.	243	6,279
Caterpillar, Inc.	351	41,769
Cintas Corp.	54	14,245
CSX Corp.	468	31,365
Cummins, Inc.	90	13,434
Deere & Co.	198	30,672
Delta Air Lines, Inc.	374	21,640
Dover Corp.	90	8,437
Eaton Corp. PLC	261	21,068
Emerson Electric Co.	378	22,525
Equifax, Inc.	76	11,125
Expeditors International of Washington, Inc.	108	7,679
Fastenal Co.	351	10,748
FedEx Corp.	146	23,157
Flowserve Corp.	81	3,457
General Electric Co.	5,393	44,492
IHS Markit Ltd.*	225	14,762
Illinois Tool Works, Inc.	180	26,975
Ingersoll-Rand PLC	149	18,042
Johnson Controls International PLC	486	20,747
L3Harris Technologies, Inc.	141	29,809
Nielsen Holdings PLC	225	4,671
Norfolk Southern Corp.	162	28,196
PACCAR, Inc.	216	14,161
Pentair PLC	99	3,556
Quanta Services, Inc.	90	3,051
Republic Services, Inc.	135	12,049
Robert Half International, Inc.	72	3,850

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials (Continued)
Rockwell Automation, Inc.	72	$11,001
Roper Technologies, Inc.	63	23,106
Snap-on, Inc.	36	5,352
Southwest Airlines Co.	297	15,539
Stanley Black & Decker, Inc.	90	11,957
Union Pacific Corp.	433	70,129
United Parcel Service, Inc., Class B	433	51,380
United Rentals, Inc.*	50	5,628
United Technologies Corp.	499	64,990
W.W. Grainger, Inc.	27	7,389
Wabtec Corp. (a)	99	6,852
Waste Management, Inc.	243	29,002
Xylem, Inc.	108	8,274

		876,159

Information Technology — 23.2%
Accenture PLC, Class A	387	76,692
Adobe, Inc.*	303	86,206
Akamai Technologies, Inc.*	99	8,824
Alliance Data Systems Corp.	27	3,320
ANSYS, Inc.*	54	11,154
Apple, Inc.	2,693	562,137
Applied Materials, Inc.	567	27,227
Autodesk, Inc.*	135	19,281
Automatic Data Processing, Inc.	270	45,857
Cisco Systems, Inc.	2,631	123,157
Citrix Systems, Inc.	81	7,531
Corning, Inc.	477	13,284
DXC Technology Co.	162	5,382
Hewlett Packard Enterprise Co.	819	11,319
HP, Inc.	918	16,790
Intel Corp.	2,746	130,188
Intuit, Inc.	162	46,714
Juniper Networks, Inc.	216	5,003
Keysight Technologies, Inc.*	117	11,333
KLA Corp.	99	14,642
Lam Research Corp.	99	20,840
Mastercard, Inc., Class A	554	155,879
Microchip Technology, Inc.	144	12,431
Micron Technology, Inc.*	675	30,557
Microsoft Corp.	4,706	648,769
Motorola Solutions, Inc.	99	17,910
NVIDIA Corp.	371	62,146
QUALCOMM, Inc.	744	57,861
salesforce.com, Inc.*	521	81,312
Seagate Technology PLC	153	7,682
Symantec Corp.	387	8,998
TE Connectivity Ltd.	207	18,883
Texas Instruments, Inc.	576	71,280
Visa, Inc., Class A	1,073	194,020
Xerox Holdings Corp.	117	3,392
Xilinx, Inc.	160	16,650

		2,634,651

Materials — 2.3%
Air Products & Chemicals, Inc.	135	30,499
Ball Corp.	207	16,645

	Number of Shares	Value
Materials (Continued)
CF Industries Holdings, Inc.	135	$6,506
DuPont de Nemours, Inc.	459	31,180
Eastman Chemical Co.	81	5,295
Ecolab, Inc.	152	31,359
FMC Corp.	81	6,993
Freeport-McMoRan, Inc.	882	8,106
International Flavors & Fragrances, Inc. (a)	63	6,914
Linde PLC	333	62,907
LyondellBasell Industries NV, Class A	189	14,625
Mosaic Co.	216	3,972
Newmont Goldcorp Corp.	504	20,105
Vulcan Materials Co.	81	11,441
Westrock Co.	153	5,229

		261,776

Real Estate — 3.2%
Alexandria Real Estate Equities, Inc. REIT	72	10,789
Apartment Investment & Management Co., Class A REIT	90	4,590
AvalonBay Communities, Inc. REIT	86	18,280
Boston Properties, Inc. REIT	94	12,072
CBRE Group, Inc., Class A*	189	9,879
Crown Castle International Corp. REIT	256	37,164
Digital Realty Trust, Inc. REIT (a)	126	15,577
Duke Realty Corp. REIT	216	7,186
Equinix, Inc. REIT	54	30,039
Equity Residential REIT	225	19,071
Essex Property Trust, Inc. REIT	43	13,814
Federal Realty Investment Trust REIT	45	5,814
HCP, Inc. REIT	288	9,996
Host Hotels & Resorts, Inc. REIT	450	7,218
Iron Mountain, Inc. REIT (a)	171	5,446
Kimco Realty Corp. REIT	252	4,632
Macerich Co. REIT (a)	63	1,797
Mid-America Apartment Communities, Inc. REIT	72	9,121
Prologis, Inc. REIT	387	32,361
Regency Centers Corp. REIT	99	6,387
Simon Property Group, Inc. REIT	189	28,150
SL Green Realty Corp. REIT	54	4,332
UDR, Inc. REIT	171	8,239
Ventas, Inc. REIT	225	16,513
Vornado Realty Trust REIT	117	7,075
Welltower, Inc. REIT	256	22,927
Weyerhaeuser Co. REIT	459	12,076

		360,545

Utilities — 3.4%
AES Corp.	405	6,209
Alliant Energy Corp.	144	7,553
American Electric Power Co., Inc.	308	28,074
CMS Energy Corp.	171	10,782
Consolidated Edison, Inc.	209	18,580
Dominion Energy, Inc.	500	38,815
Duke Energy Corp.	452	41,918
Edison International	198	14,309

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2019

	Number of Shares	Value
Utilities (Continued)
Entergy Corp.	117	$13,202
Eversource Energy	198	15,866
Exelon Corp.	594	28,072
NextEra Energy, Inc.	296	64,848
NiSource, Inc.	225	6,649
NRG Energy, Inc.	162	5,897
Pinnacle West Capital Corp.	72	6,862
Public Service Enterprise Group, Inc.	306	18,504
Sempra Energy	171	24,219
WEC Energy Group, Inc.	202	19,346
Xcel Energy, Inc.	315	20,229

		389,934

TOTAL COMMON STOCKS (Cost $11,252,150)		11,340,614

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c) (Cost $4,434)	4,434	$4,434

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b) (Cost $5,888)	5,888	5,888

TOTAL INVESTMENTS — 99.7% (Cost $11,262,472)		$11,350,936
Other assets and liabilities, net — 0.3%		33,212

NET ASSETS — 100.0%		$11,384,148

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2019 is as follows:

Value ($) at 6/26/2019 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (b)(c)
—	4,434	(d)	—	—	—	14	—	4,434	4,434

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.09% (b)
—	306,213		(300,325)	—	—	66	—	5,888	5,888

—	310,647		(300,325)	—	—	80	—	10,322	10,322

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $103,676, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $101,458.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$11,340,614	$—	$—	$11,340,614
Short-Term Investments (e)	10,322	—	—	10,322

TOTAL	$11,350,936	$—	$—	$11,350,936

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	50

This Page is Intentionally Left Blank

51

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2019

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$7,570,833	$7,194,013	$7,359,648	$1,335,712,061
Investment in affiliated securities at value	2,415	—	—	—
Investment in DWS Government Money Market Series	6,580	2,055	16,016	2,902,467
Investment in DWS Government & Agency Securities Portfolio*	51,069	42,850	130,104	719,723
Foreign currency at value	40,056	9,159	82,552	—
Deposit with broker for futures contracts	2,600	1,672	2,600	189,000
Receivables:
Investment securities sold	—	—	2,009	—
Capital shares	—	—	—	37,364,129
Variation margin on futures contracts	400	328	400	—
Dividends	17,151	19,349	9,268	2,393,162
Interest	10	7	10	4,029
Securities lending income	64	48	102	2,570
Foreign tax reclaim	3,979	5,599	120	—

Total assets	$7,695,157	$7,275,080	$7,602,829	$1,379,287,141

Liabilities
Payable upon return of securities loaned	$51,069	$42,850	$130,104	$719,723
Payables:
Investment securities purchased	16,983	—	61,730	37,358,086
Investment advisory fees	1,029	854	1,250	94,896
Variation margin on futures contracts	—	—	—	2,850

Total liabilities	69,081	43,704	193,084	38,175,555

Net Assets, at value	$7,626,076	$7,231,376	$7,409,745	$1,341,111,586

Net Assets Consist of
Paid-in capital	$7,501,563	$7,507,639	$7,485,979	$1,268,684,603
Distributable earnings (loss)	124,513	(276,263)	(76,234)	72,426,983

Net Assets, at value	$7,626,076	$7,231,376	$7,409,745	$1,341,111,586

Number of Common Shares outstanding	300,001	300,001	300,001	50,250,001

Net Asset Value	$25.42	$24.10	$24.70	$26.69

Investment in non-affiliated securities at cost	$7,489,750	$7,446,972	$7,511,966	$1,265,641,142

Investment in affiliated securities at cost	$2,353	$—	$—	$—

Value of securities loaned	$106,526	$86,719	$208,900	$22,416,992

Investment in DWS Government Money Market Series at cost	$6,580	$2,055	$16,016	$2,902,467

Investment in DWS Government & Agency Securities Portfolio at cost*	$51,069	$42,850	$130,104	$719,723

Non-cash collateral for securities on loan	$64,195	$52,518	$97,105	$22,091,836

Foreign currency at cost	$40,265	$9,209	$82,763	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2019

Xtrackers S&P 500 ESG ETF
Assets
Investment in non-affiliated securities at value	$11,340,614
Investment in DWS Government Money Market Series	5,888
Investment in DWS Government & Agency Securities Portfolio*	4,434
Receivables:
Dividends	39,445
Interest	26
Securities lending income	15

Total assets	$11,390,422

Liabilities
Payable upon return of securities loaned	$4,434
Payables:
Investment advisory fees	1,840

Total liabilities	6,274

Net Assets, at value	$11,384,148

Net Assets Consist of
Paid-in capital	$11,208,594
Distributable earnings (loss)	175,554

Net Assets, at value	$11,384,148

Number of Common Shares outstanding	450,001

Net Asset Value	$25.30

Investment in non-affiliated securities at cost	$11,252,150

Value of securities loaned	$103,676

Investment in DWS Government Money Market Series at cost	$5,888

Investment in DWS Government & Agency Securities Portfolio at cost*	$4,434

Non-cash collateral for securities on loan	$101,458

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Operations

For the Period Ended August 31, 2019

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF(1)	Xtrackers MSCI EAFE ESG Leaders Equity ETF(2)	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF(1)	Xtrackers MSCI USA ESG Leaders Equity ETF(3)
Investment Income
Unaffiliated dividend income*	$185,409	$221,394	$144,658	$10,079,042
Income distributions from affiliated funds	1,678	121	7,847	16,064
Unaffiliated non-cash dividend income	—	19,135	8,516	—
Affiliated securities lending income	1,544	1,708	907	6,325
Unaffiliated securities lending income, net of borrower rebates	—	221	—	—

Total investment income	188,631	242,579	161,928	10,101,431

Expenses
Investment advisory fees	9,053	10,007	11,244	509,339

Total expenses	9,053	10,007	11,244	509,339

Less fees waived (see note 3):
Waiver	(51)	(3)	(215)	(11,336)

Net expenses	9,002	10,004	11,029	498,003

Net investment income (loss)	179,629	232,575	150,899	9,603,428

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,487)	(51,054)	(47,220)	(2,098,104)
Investments in affiliates	(2,083)	(18)	—	—
In-kind redemptions	—	—	—	1,806,527
Futures contracts	11,644	40	39,007	57,578
Foreign currency transactions	3,028	(2,841)	14,585	—

Net realized gain (loss)	2,102	(53,873)	6,372	(233,999)
Net change in unrealized appreciation (depreciation) on:
Investments	81,083	(252,959)	(152,318)	70,070,919
Investments in affiliates	62	—	—	—
Futures contracts	(2,395)	(66)	(1,165)	15,688
Foreign currency translations	(266)	(81)	(343)	—

Net change in unrealized appreciation (depreciation)	78,484	(253,106)	(153,826)	70,086,607

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	80,586	(306,979)	(147,454)	69,852,608

Net Increase (Decrease) in Net Assets Resulting from Operations	$260,215	$(74,404)	$3,445	$79,456,036

* Unaffiliated foreign tax withheld	$25,400	$27,597	$20,832	$9

(1)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(2)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
(3)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Operations (Continued)

For the Period Ended August 31, 2019

Xtrackers S&P 500 ESG ETF(1)
Investment Income
Unaffiliated dividend income	$91,872
Income distributions from affiliated funds	66
Affiliated securities lending income	14
Unaffiliated securities lending income, net of borrower rebates	2

Total investment income	91,954

Expenses
Investment advisory fees	4,623

Total expenses	4,623

Less fees waived (see note 3):
Waiver	(3)

Net expenses	4,620

Net investment income (loss)	87,334

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	805
In-kind redemptions	(71,022)

Net realized gain (loss)	(70,217)
Net change in unrealized appreciation (depreciation) on:
Investments	88,464

Net change in unrealized appreciation (depreciation)	88,464

Net realized and unrealized gain (loss) on investments	18,247

Net Increase (Decrease) in Net Assets Resulting from Operations	$105,581

(1)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
	For the Period December 6, 2018(1) to August 31, 2019	For the Period September 6, 2018(1) to August 31, 2019	For the Period December 6, 2018(1) to August 31, 2019	For the Period March 7, 2019(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$179,629	$232,575	$150,899	$9,603,428
Net realized gain (loss)	2,102	(53,873)	6,372	(233,999)
Net change in net unrealized appreciation (depreciation)	78,484	(253,106)	(153,826)	70,086,607

Net increase (decrease) in net assets resulting from operations	260,215	(74,404)	3,445	79,456,036

Distributions to Shareholders	(135,702)	(201,859)	(79,679)	(5,225,013)

Fund Shares Transactions
Proceeds from shares sold	7,501,538	7,507,614	7,485,954	1,307,476,148
Value of shares redeemed	—	—	—	(40,595,610)

Net increase (decrease) in net assets resulting from fund share transactions	7,501,538	7,507,614	7,485,954	1,266,880,538

Total net increase (decrease) in Net Assets	7,626,051	7,231,351	7,409,720	1,341,111,561

Net Assets
Beginning of period	25	25	25	25

End of period	$7,626,076	$7,231,376	$7,409,745	$1,341,111,586

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1	1
Shares sold	300,000	300,000	300,000	51,850,000
Shares redeemed	—	—	—	(1,600,000)

Shares outstanding, end of period	300,001	300,001	300,001	50,250,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

Xtrackers S&P 500 ESG ETF
For the Period June 26, 2019(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$87,334
Net realized gain (loss)	(70,217)
Net change in net unrealized appreciation (depreciation)	88,464

Net increase (decrease) in net assets resulting from operations	105,581

Fund Shares Transactions
Proceeds from shares sold	25,000,000
Value of shares redeemed	(13,721,458)

Net increase (decrease) in net assets resulting from fund share transactions	11,278,542

Total net increase (decrease) in Net Assets	11,384,123

Net Assets
Beginning of period	25

End of period	$11,384,148

Changes in Shares Outstanding
Shares outstanding, beginning of period	1
Shares sold	1,000,000
Shares redeemed	(550,000)

Shares outstanding, end of period	450,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	57

DBX ETF Trust

Financial Highlights

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF Selected Per Share Data	Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.60
Net realized and unrealized gain (loss)	0.27

Total from investment operations	0.87

Less distributions from:
Net investment income	(0.45)

Total distributions	(0.45)

Net Asset Value, end of period	$25.42

Total Return (%) (d)	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8
Ratio of expenses before fee waiver (%)	0.16	*
Ratio of expenses after fee waiver (%)	0.16	*
Ratio of net investment income (loss) (%)	3.17	*
Portfolio turnover rate (%) (e)	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	Period Ended 8/31/2019(b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.78
Net realized and unrealized gain (loss)	(1.01)

Total from investment operations	(0.23)

Less distributions from:
Net investment income	(0.66)
Net realized gains	(0.01)

Total distributions	(0.67)

Net Asset Value, end of period	$24.10

Total Return (%) (d)	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7
Ratio of expenses before fee waiver (%)	0.14	*
Ratio of expenses after fee waiver (%)	0.14	*
Ratio of net investment income (loss) (%)	3.25	*
Portfolio turnover rate (%) (e)	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
(c)	Based on average shares outstanding during the period.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	58

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.50
Net realized and unrealized gain (loss)	(0.53)

Total from investment operations	(0.03)

Less distributions from:
Net investment income	(0.27)

Total distributions	(0.27)

Net Asset Value, end of period	$24.70

Total Return (%) (d)	(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7
Ratio of expenses before fee waiver (%)	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*
Ratio of net investment income (loss) (%)	2.68	*
Portfolio turnover rate (%) (e)	16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	Period Ended 8/31/2019(b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.24
Net realized and unrealized gain (loss)	1.57

Total from investment operations	1.81

Less distributions from:
Net investment income	(0.12)

Total distributions	(0.12)

Net Asset Value, end of period	$26.69

Total Return (%) (d)	7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,341
Ratio of expenses before fee waiver (%)	0.10	*
Ratio of expenses after fee waiver (%)	0.10	*
Ratio of net investment income (loss) (%)	1.89	*
Portfolio turnover rate (%) (e)	5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
(c)	Based on average shares outstanding during the period.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 ESG ETF Selected Per Share Data	Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.10
Net realized and unrealized gain (loss)	0.20

Total from investment operations	0.30

Net Asset Value, end of period	$25.30

Total Return (%) (c)	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11
Ratio of expenses before fee waiver (%)	0.11	*
Ratio of expenses after fee waiver (%)	0.11	*
Ratio of net investment income (loss) (%)	2.08	*
Portfolio turnover rate (%) (d)	0	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2019, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers S&P 500 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	MSCI ACWI ex USA ESG Leaders Index
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index

The MSCI ACWI ex USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high Environmental, Social and Governance (“ESG”) performance relative to their sector peers. The Underlying Index is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The Underlying Index is rebalanced quarterly in February, May, August and

61

DBX ETF Trust

Notes to Financial Statements (Continued)

November, and reconstituted semi-annually in May and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. The Underlying Index is rebalanced annually, effective after the close of the last business day of April, and thus the Fund rebalances its portfolio in a corresponding fashion.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. As of September 26, 2019, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

62

DBX ETF Trust

Notes to Financial Statements (Continued)

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax

63

DBX ETF Trust

Notes to Financial Statements (Continued)

returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended August 31, 2019, the Funds did not incur any interest or penalties.

As of August 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$60,773	$—	$(1,888)	$65,628	$124,513
Xtrackers MSCI EAFE ESG Leaders Equity ETF	45,020	—	(50,106)	(271,177)	(276,263)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	87,503	591	—	(164,328)	(76,234)
Xtrackers MSCI USA ESG Leaders Equity ETF	4,378,415	—	(1,567,752)	69,616,320	72,426,983
Xtrackers S&P 500 ESG ETF	87,334	—	—	88,220	175,554

The tax character of dividends and distributions declared for the period ended August 31, 2019 are as follows:

Ordinary Income*
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$135,702
Xtrackers MSCI EAFE ESG Leaders Equity ETF	201,859
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	79,679
Xtrackers MSCI USA ESG Leaders Equity ETF	5,225,013

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$1,888
Xtrackers MSCI USA ESG Leaders Equity ETF	1,567,752

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2019, the Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October Losses on Capital
Xtrackers MSCI EAFE ESG Leaders Equity ETF	$50,106

For the period ended August 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and partnership investments.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers MSCI USA ESG Leaders Equity ETF	$(1,804,040)	$1,804,040
Xtrackers S&P 500 ESG ETF	69,973	(69,973)

64

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$7,565,003	$65,894	$504,659	$(438,765)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	7,510,014	(271,096)	393,752	(664,848)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	7,669,753	(163,985)	386,891	(550,876)
Xtrackers MSCI USA ESG Leaders Equity ETF	1,269,717,931	69,616,320	106,007,977	(36,391,657)
Xtrackers S&P 500 ESG ETF	11,262,716	88,220	417,012	(328,792)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of August 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended August 31, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of August 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

65

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2019, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Common Stocks	$51,069	$1,307	$2,129	$60,759	$115,264

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$115,264

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$42,850	$382	$376	$51,760	$95,368

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$95,368

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$130,104	$4,412	$7,601	$85,092	$227,209

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$227,209

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$719,723	$—	$182,173	$21,909,663	$22,811,559

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$22,811,559

Xtrackers S&P 500 ESG ETF
Common Stocks	$4,434	$325	$572	$100,561	$105,892

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$105,892

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended August 31, 2019, Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and Xtrackers MSCI USA ESG Leaders Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2019 is included in a table following the Funds’ Schedule of Investments.

66

DBX ETF Trust

Notes to Financial Statements (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,395

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$66

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,165

Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$15,688	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$11,644
Xtrackers MSCI EAFE ESG Leaders Equity ETF	40
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	39,007
Xtrackers MSCI USA ESG Leaders Equity ETF	57,578

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$(2,395)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(66)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(1,165)
Xtrackers MSCI USA ESG Leaders Equity ETF	15,688

For the period ended August 31, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$160,294
Xtrackers MSCI EAFE ESG Leaders Equity ETF	47,635
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	469,440
Xtrackers MSCI USA ESG Leaders Equity ETF	2,426,757

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund

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Notes to Financial Statements (Continued)

maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	0.16%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers S&P 500 ESG ETF	0.11%

Effective July 31, 2019, the Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.09% of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Adviser may be eliminated by the Adviser at any time. For the period from July 31, 2019 through August 31, 2019, the Advisor waived $10,929 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended August 31, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$51
Xtrackers MSCI EAFE ESG Leaders Equity ETF	3
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	215
Xtrackers MSCI USA ESG Leaders Equity ETF	407
Xtrackers S&P 500 ESG ETF	3

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Notes to Financial Statements (Continued)

4. Investment Portfolio Transactions

For the period ended August 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (1)	$8,275,524	$774,394
Xtrackers MSCI EAFE ESG Leaders Equity ETF (2)	8,238,386	744,675
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (1)	8,696,781	1,139,207
Xtrackers MSCI USA ESG Leaders Equity ETF (3)	48,336,576	48,927,729
Xtrackers S&P 500 ESG ETF (4)	307,592	7,854

For the period ended August 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI USA ESG Leaders Equity ETF (3)	$1,307,158,735	$40,537,763
Xtrackers S&P 500 ESG ETF (4)	24,743,190	13,719,695

(1)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(2)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
(3)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
(4)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.

5. Fund Share Transactions

As of August 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2019, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	82%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	75%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	87%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

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Notes to Financial Statements (Continued)

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at August 31, 2019.

Pro-rata Share
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$525,000
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	525,000

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders

of Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, and the Board of Trustees of DBX ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, and Xtrackers S&P 500 ESG ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	For the period from December 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI EAFE ESG Leaders Equity ETF	For the period from September 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI USA ESG Leaders Equity ETF	For the period from March 7, 2019 (commencement of operations) through August 31, 2019
Xtrackers S&P 500 ESG ETF	For the period from June 26, 2019 (commencement of operations) through August 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not

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Report of Independent Registered Public Accounting Firm (Continued)

received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2019

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DBX ETF Trust

Board Members and Officers (Unaudited)

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Independent Board Members
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	38	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	38	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	38	(Chairman of) Ilex Management Ltd.; Old Westbury Funds

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Interested Board Member(2)
Michael Gilligan(2) (1966) Board Member since 2016, and Treasurer, Chief Financial Officer and Controller since 2010	Director(3) in DWS Finance Division (2008-Present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments (2018-present); Chief Financial Officer of RREEF America LLC (2018-present).	38	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Officers(2)
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present) and the Advisor (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun(5) (1953) Secretary, 2016-present	Director(3) in DWS US Retail Legal (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in DWS US Retail Legal (2014-2018); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
John Millette(6) (1962) Assistant Secretary, 2019-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); and Director and Vice President of DWS Trust Company (2016-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017).
Kevin Teevan(5) (1973) Assistant Treasurer, 2018-present	Vice President in Finance for US Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for US Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

(1) The length of time served is represented by the year in which the Board Member joined the Board.

(2) As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

(3) Executive title, not a board directorship.

(4) The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.

(5) Address: 345 Park Avenue, New York, New York 10154.

(6) Address: One International Place, Boston, Massachusetts 02110.

(7) Address: BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place, Brooklyn, NY 11217.

Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract

Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale would be realized, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to its currently managed Funds, such as the administrator and the custodian (which would also provide those services to the Funds), noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision (which would cover the Funds as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed Funds (which would also cover the Funds).

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Board Considerations in Approval of Investment Advisory Contract (Continued)

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the proposed fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of each Fund’s costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio will be managed on a day-to-day basis by the Advisor and that the Advisor will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Funds and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that because the Funds are new, it is difficult to estimate the profitability of the Funds to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board noted that the Funds’ advisory fees were set at a competitive level that was designed to reflect scale in assets from the Funds’ commencement of operations. The Board noted that because the Funds are new, it is difficult to estimate whether the Funds would experience economies of scale beyond those already reflected in the advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2019.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	68%	0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	86%	0%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	57%	0%
Xtrackers MSCI USA ESG Leaders Equity ETF	100%	95%
Xtrackers S&P 500 ESG ETF	0%	0%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$210,814	$20,354
Xtrackers MSCI EAFE ESG Leaders Equity ETF	267,785	20,965
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	173,547	19,767

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss. Stocks may decline in value. With respect to EASG, EMSG and ACSG foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. With respect to EMSG and ACSG, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. With respect to SNPE, stocks of medium-sized companies involve greater risk than securities of larger, more established companies. These Funds are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. With respect to SNPE, funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors and any related funds.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-70013-1 (10/19) DBX004119 (10/20)

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $372,680 for 2019 and $259,680 for 2018.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $233,825 for 2019 and $181,275 for 2018.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 for 2019 and $0 for 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date   November 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date   November 1, 2019

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date   November 1, 2019

*	Print the name and title of each signing officer under his or her signature.